UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2008 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—13.6%
7,437	Advance Auto Parts, Inc.	$305,586
8,577	Aeropostale, Inc. *	276,608
2,368	AutoZone, Inc. *	308,527
10,953	Burger King Holdings, Inc.	293,869
19,088	Cato Corp. (The), Class A	341,484
13,887	CBS Corp., Class B	227,191
10,664	DIRECTV Group (The), Inc. *	288,141
8,122	Dollar Tree, Inc. *	304,575
9,492	DreamWorks Animation SKG, Inc., Class A *	281,912
27,622	E.W. Scripps Co., Class A	191,144
16,421	Gap (The), Inc.	264,707
6,496	Gymboree (The) Corp. *	242,950
10,882	Interactive Data Corp.	313,402
11,638	Lear Corp. *	167,704
6,294	Matthews International Corp., Class A	314,134
9,871	NetFlix, Inc. *	304,915
530	NVR, Inc. *	292,730
6,115	Omnicom Group, Inc.	261,049
7,138	Pre-Paid Legal Services, Inc. *	299,939
20,455	RadioShack Corp.	341,189
14,285	Rent-A-Center, Inc. *	302,842
8,184	Ross Stores, Inc.	310,665
4,841	Snap-On, Inc.	272,500
6,170	Stanley Works (The)	274,442
1,499	Strayer Education, Inc.	333,827
7,825	Tupperware Brands Corp.	305,175
10,438	Wolverine World Wide, Inc.	279,008
		7,700,215
	Consumer Staples—7.1%
11,339	Alberto-Culver Co.	304,225
13,463	Altria Group, Inc.	273,972
7,589	BJ’s Wholesale Club, Inc. *	284,815
12,313	Chiquita Brands International, Inc. *	189,005
5,264	Church & Dwight Co., Inc.	288,836
12,709	ConAgra Foods, Inc.	275,531
4,742	General Mills, Inc.	305,337
5,783	Kellogg Co.	306,846
6,319	Longs Drug Stores Corp.	295,413
9,176	NBTY, Inc. *	316,480
17,485	Nu Skin Enterprises, Inc., Class A	282,558
4,995	Ralcorp Holdings, Inc. *	269,530
21,747	Sara Lee Corp.	297,064

5,190	Wal-Mart Stores, Inc.	$304,238
		3,993,850
	Energy—5.8%
3,997	Anadarko Petroleum Corp.	231,466
2,236	Apache Corp.	250,812
3,023	Chevron Corp.	255,625
4,399	Cimarex Energy Co.	229,232
4,173	ENSCO International, Inc.	288,521
3,376	Exxon Mobil Corp.	271,532
2,440	Hess Corp.	247,416
3,260	Occidental Petroleum Corp.	256,986
5,130	Oil States International, Inc. *	281,534
9,520	Patterson-UTI Energy, Inc.	270,558
4,434	Stone Energy Corp. *	226,223
5,581	Superior Energy Services, Inc. *	264,707
7,806	Trico Marine Services, Inc. *	199,209
		3,273,821
	Financials—22.5%
4,465	AFLAC, Inc.	248,299
10,050	American Financial Group, Inc.	291,149
6,584	American Physicians Capital, Inc.	327,752
6,341	Ameriprise Financial, Inc.	269,493
6,351	Aon Corp.	290,876
4,260	Arch Capital Group Ltd. *	297,050
4,404	Assurant, Inc.	264,768
6,901	BancFirst Corp.	326,072
5,539	Bank of Hawaii Corp.	279,110
5,575	Chubb (The) Corp.	267,823
6,966	City Holding Co.	309,848
20,484	CNA Surety Corp. *	266,087
6,823	Commerce Bancshares, Inc.	297,687
12,420	Community Bank System, Inc.	293,112
15,698	Employers Holdings, Inc.	279,738
6,500	Hanover Insurance Group (The), Inc.	278,980
7,682	Harleysville Group, Inc.	273,710
18,397	Horace Mann Educators Corp.	254,982
10,552	IPC Holdings Ltd.	338,719
16,826	Knight Capital Group, Inc., Class A *	275,778
741	Markel Corp. *	268,983
4,992	MetLife, Inc.	253,444
5,936	Navigators Group (The), Inc. *	282,316
12,222	NBT Bancorp, Inc.	302,983
7,983	Odyssey Re Holdings Corp.	311,896
4,067	PartnerRe Ltd.	285,991
8,045	Philadelphia Consolidated Holding Co. *	470,231
5,851	ProAssurance Corp. *	286,348
5,829	Reinsurance Group of America, Inc.	289,701
5,860	RLI Corp.	320,073
7,752	Safety Insurance Group, Inc.	329,227
13,696	Selective Insurance Group	295,834
5,450	StanCorp Financial Group, Inc.	269,176
4,161	State Street Corp.	298,094

16,547	TD Ameritrade Holding Corp. *	$329,451
4,725	Torchmark Corp.	274,286
4,635	Transatlantic Holdings, Inc.	268,552
6,016	Travelers (The) Cos., Inc.	265,426
5,744	UMB Financial Corp.	316,322
20,569	United America Indemnity Ltd., Class A *	268,014
8,304	United Fire & Casualty Co.	225,620
11,063	W.R. Berkley Corp.	261,308
5,399	Westamerica Bancorporation	280,748
8,364	Willis Group Holdings Ltd.	261,542
		12,746,599
	Health Care—9.9%
6,355	Aetna, Inc.	260,619
10,854	AMERIGROUP Corp. *	275,692
7,252	AmerisourceBergen Corp.	303,641
4,906	Baxter International, Inc.	336,600
3,549	Becton, Dickinson & Co.	301,346
14,197	Centene Corp. *	316,735
5,777	DaVita, Inc. *	322,645
5,193	Edwards Lifesciences Corp. *	325,497
6,225	Eli Lilly & Co.	293,260
18,742	eResearchTechnology, Inc. *	272,884
4,155	Express Scripts, Inc. *	293,094
8,345	Forest Laboratories, Inc. *	296,331
5,871	Humana, Inc. *	257,796
10,863	Kindred Healthcare, Inc. *	292,975
6,901	Kinetic Concepts, Inc. *	241,190
5,198	McKesson Corp.	291,036
3,818	Techne Corp. *	303,607
6,304	Varian Medical Systems, Inc. *	378,239
5,432	WellCare Health Plans, Inc. *	213,641
		5,576,828
	Industrials—13.1%
8,289	A.O. Smith Corp.	329,073
10,733	Administaff, Inc.	308,144
10,434	American Ecology Corp.	328,775
10,869	Applied Industrial Technologies, Inc.	290,420
8,064	Arkansas Best Corp.	299,497
21,391	Blount International, Inc. *	242,360
4,134	Brink’s (The) Co.	285,081
2,652	Burlington Northern Santa Fe Corp.	276,153
4,647	C.H. Robinson Worldwide, Inc.	223,985
10,714	Covanta Holding Corp. *	301,492
4,339	CSX Corp.	293,230
9,186	Exponent, Inc. *	280,540
5,647	Gardner Denver, Inc. *	257,503
4,624	Goodrich Corp.	227,223
8,307	HUB Group, Inc., Class A *	322,810
3,161	Jacobs Engineering Group, Inc. *	244,472
2,791	L-3 Communications Holdings, Inc.	275,444
5,378	Landstar System, Inc.	272,019
3,971	Northrop Grumman Corp.	267,606

13,344	Pacer International, Inc.	$316,787
4,693	Raytheon Co.	267,172
4,082	Ryder System, Inc.	269,249
14,471	Sykes Enterprises, Inc. *	255,558
8,585	Tecumseh Products Co., Class A *	281,159
5,116	Watson Wyatt Worldwide, Inc., Class A	296,421
15,823	Werner Enterprises, Inc.	376,746
		7,388,919
	Information Technology—17.1%
8,880	Activision Blizzard, Inc. *	319,502
5,530	Affiliated Computer Services, Inc., Class A *	266,546
12,951	Altera Corp.	284,274
28,112	Amkor Technology, Inc. *	246,261
1,588	Apple, Inc. *	252,413
7,280	Autodesk, Inc. *	232,159
7,473	BMC Software, Inc. *	245,787
37,182	Brocade Communications Systems, Inc. *	250,979
29,409	Compuware Corp. *	323,499
6,473	Comtech Telecommunications Corp. *	318,018
10,961	Corning, Inc.	219,330
6,347	Global Payments, Inc.	281,109
7,652	Hewitt Associates, Inc., Class A *	281,976
6,368	Hewlett-Packard Co.	285,286
12,929	Intel Corp.	286,895
2,315	International Business Machines Corp.	296,274
10,348	Intuit, Inc. *	282,811
11,301	j2 Global Communications, Inc. *	270,885
971	MasterCard, Inc., Class A	237,070
10,582	Microsoft Corp.	272,169
12,720	MKS Instruments, Inc. *	262,032
10,719	Net 1 UEPS Technologies, Inc. *	252,754
15,958	Parametric Technology Corp. *	309,106
10,615	Plexus Corp. *	302,528
18,980	QLogic Corp. *	357,582
3,424	Sohu.com, Inc. *	258,444
7,612	SPSS, Inc. *	251,577
9,359	Sybase, Inc. *	314,556
13,791	Symantec Corp. *	290,576
8,191	Tech Data Corp. *	285,620
17,849	Tekelec *	278,266
9,227	Texas Instruments, Inc.	224,954
11,972	TNS, Inc. *	272,962
12,222	Total System Services, Inc.	239,307
11,018	Xilinx, Inc.	273,577
		9,627,084
	Materials—5.8%
2,940	Air Products & Chemicals, Inc.	279,917
4,220	AK Steel Holding Corp.	267,970
4,104	Compass Minerals International, Inc.	310,261
4,745	Cytec Industries, Inc.	256,515
6,255	E.I. du Pont de Nemours & Co.	274,032
3,912	Eastman Chemical Co.	234,564

19,235	Glatfelter	$281,216
2,353	Monsanto Co.	280,266
5,237	Owens-Illinois, Inc. *	221,211
3,153	Praxair, Inc.	295,531
4,409	Reliance Steel & Aluminum Co.	278,472
5,100	Sigma-Aldrich Corp.	309,774
		3,289,729
	Telecommunication Services—2.6%
8,616	CenturyTel, Inc.	320,429
6,334	Embarq Corp.	289,907
19,782	Premiere Global Services, Inc. *	298,906
7,790	Verizon Communications, Inc.	265,172
22,465	Windstream Corp.	267,783
		1,442,197
	Utilities—2.5%
6,473	Dominion Resources, Inc.	285,977
3,998	Energen Corp.	240,680
7,492	Laclede Group (The), Inc.	317,735
4,969	National Fuel Gas Co.	247,407
8,589	WGL Holdings, Inc.	296,578
		1,388,377
	Total Common Stocks
	(Cost $58,629,104)	56,427,619

	Money Market Fund—0.2%
85,766	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $85,766)	85,766

	Total Investments
	(Cost $58,714,870)(a)—100.2%	56,513,385
	Liabilities in excess of other assets—(0.2%)	(89,599)

	Net Assets—100.0%	$56,423,786

*Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $58,769,326. The net unrealized depreciation was $2,255,941 which consisted of aggregate gross unrealized appreciation of $2,247,985 and aggregate gross unrealized depreciation of $4,503,926.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—10.1%
44,695	Advance Auto Parts, Inc.	$1,836,518
83,025	AutoZone, Inc.*	10,817,328
114,738	Cato (The) Corp., Class A	2,052,663
373,942	DIRECTV Group (The), Inc.*	10,103,913
969,222	EW Scripps Co., Class A	6,707,016
575,769	Gap (The), Inc.	9,281,396
65,409	Interactive Data Corp.	1,883,779
59,332	NetFlix, Inc.*	1,832,765
3,189	NVR, Inc.*	1,761,348
42,897	Pre-Paid Legal Services, Inc.*	1,802,532
85,859	Rent-A-Center, Inc.*	1,820,211
49,194	Ross Stores, Inc.	1,867,404
37,077	Stanley Works (The)	1,649,185
62,741	Wolverine World Wide, Inc.	1,677,067
		55,093,125
	Consumer Staples—10.3%
109,656	Alberto-Culver Co.	2,942,070
911,362	Altria Group, Inc.	18,546,217
50,911	Church & Dwight Co., Inc.	2,793,487
122,905	ConAgra Foods, Inc.	2,664,580
320,994	General Mills, Inc.	20,668,803
88,734	NBTY, Inc.*	3,060,436
169,081	Nu Skin Enterprises, Inc., Class A	2,732,349
210,319	Sara Lee Corp.	2,872,958
		56,280,900
	Energy—12.2%
87,812	Cimarex Energy Co.	4,575,883
227,359	Hess Corp.	23,054,203
303,733	Occidental Petroleum Corp.	23,943,272
190,069	Patterson-UTI Energy, Inc.	5,401,761
88,540	Stone Energy Corp.*	4,517,311
111,438	Superior Energy Services, Inc.*	5,285,504
		66,777,934
	Financials—16.7%
169,063	AFLAC, Inc.	9,401,593
53,428	American Physicians Capital, Inc.	2,659,646
34,566	Arch Capital Group Ltd.*	2,410,287
35,749	Assurant, Inc.	2,149,230
44,952	Bank of Hawaii Corp.	2,265,131
211,112	Chubb (The) Corp.	10,141,820
189,061	MetLife, Inc.	9,598,627
48,170	Navigators Group (The), Inc.*	2,290,965
64,781	Odyssey Re Holdings Corp.	2,530,994
65,287	Philadelphia Consolidated Holding Co.*	3,816,025

47,477	ProAssurance Corp.*	$2,323,524
157,591	State Street Corp.	11,289,819
626,693	TD Ameritrade Holding Corp.*	12,477,458
38,351	Torchmark Corp.	2,226,276
37,616	Transatlantic Holdings, Inc.	2,179,471
227,852	Travelers (The) Cos., Inc.	10,052,830
67,383	United Fire & Casualty Co.	1,830,796
89,777	W.R. Berkley Corp.	2,120,533
		91,765,025
	Health Care—12.1%
65,284	AMERIGROUP Corp.*	1,658,214
280,012	AmerisourceBergen Corp.	11,724,103
189,410	Baxter International, Inc.	12,995,421
85,432	Centene Corp.*	1,905,988
34,764	DaVita, Inc.*	1,941,569
31,251	Edwards Lifesciences Corp.*	1,958,813
112,795	eResearchTechnology, Inc.*	1,642,295
160,491	Express Scripts, Inc.*	11,321,035
322,275	Forest Laboratories, Inc.*	11,443,985
65,368	Kindred Healthcare, Inc.*	1,762,975
41,525	Kinetic Concepts, Inc.*	1,451,299
44,812	Magellan Health Services, Inc.*	1,870,901
22,974	Techne Corp.*	1,826,892
103,774	Warner Chilcott Ltd., Class A*	1,754,818
32,689	WellCare Health Plans, Inc.*	1,285,658
		66,543,966
	Industrials—11.8%
96,592	Applied Industrial Technologies, Inc.	2,580,938
71,662	Arkansas Best Corp.	2,661,527
190,075	Blount International, Inc.*	2,153,550
36,741	Brink’s (The) Co.	2,533,659
50,185	Gardner Denver, Inc.*	2,288,436
255,664	Goodrich Corp.	12,563,329
73,806	HUB Group, Inc., Class A*	2,868,101
219,578	Northrop Grumman Corp.	14,797,362
259,464	Raytheon Co.	14,771,286
35,940	Ryder System, Inc.	2,370,602
127,541	Sykes Enterprises, Inc.*	2,252,374
45,467	Watson Wyatt Worldwide, Inc., Class A	2,634,358
		64,475,522
	Information Technology—15.6%
585,965	Altera Corp.	12,861,932
327,718	Brocade Communications Systems, Inc.*	2,212,097
495,946	Corning, Inc.	9,923,879
67,449	Hewitt Associates, Inc., Class A*	2,485,496
288,119	Hewlett-Packard Co.	12,907,730
584,950	Intel Corp.	12,980,040
478,785	Microsoft Corp.	12,314,350
112,113	MKS Instruments, Inc.*	2,309,528
93,569	Plexus Corp.*	2,666,717
167,287	QLogic Corp.*	3,151,687
67,091	SPSS, Inc.*	2,217,358
82,495	Sybase, Inc.*	2,772,657
157,324	Tekelec*	2,452,681
105,528	TNS, Inc.*	2,406,038
107,725	Total System Services, Inc.	2,109,256
		85,771,446

	Materials—4.5%
264,882	AK Steel Holding Corp.	$16,820,007
36,808	Compass Minerals International, Inc.	2,782,685
172,444	Glatfelter	2,521,131
39,229	Reliance Steel & Aluminum Co.	2,477,704
		24,601,527
	Telecommunication Services—2.8%
50,060	CenturyTel, Inc.	1,861,731
37,482	Embarq Corp.	1,715,551
1,273,633	Qwest Communications International, Inc.	4,878,014
161,360	Verizon Communications, Inc.	5,492,695
132,953	Windstream Corp.	1,584,800
		15,532,791
	Utilities—3.8%
343,896	Dominion Resources, Inc.	15,193,325
45,524	Energen Corp.	2,740,545
56,573	National Fuel Gas Co.	2,816,770
		20,750,640
	Total Common Stocks
	(Cost $580,003,900)	547,592,876

	Money Market Fund—0.1%
508,924	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $508,924)	508,924

	Total Investments
	(Cost $580,512,824)(a)—100.0%	548,101,800
	Liabilities in excess of other assets—(0.0%)	(255,779)

	Net Assets—100.0%	$547,846,021

* Non-income producing security.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $580,654,777.  The net   unrealized depreciation was $32,552,977 which consisted of aggregate gross unrealized appreciation of   $16,783,221 and aggregate gross unrealized depreciation of $49,336,198.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic OTC Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—11.9%
20,891	Charlotte Russe Holding, Inc.*	$270,747
81,288	Comcast Corp., Class A	1,676,159
65,089	DIRECTV Group (The), Inc.*	1,758,705
10,623	Dollar Tree, Inc.*	398,363
8,493	Gymboree (The) Corp.*	317,638
81,109	IAC/InterActiveCorp*	1,416,163
8,233	Matthews International Corp., Class A	410,909
12,909	NetFlix, Inc.*	398,759
18,680	Rent-A-Center, Inc.*	396,016
49,945	Ross Stores, Inc.	1,895,912
1,960	Strayer Education, Inc.	436,492
87,483	Wet Seal (The), Inc., Class A*	384,050
		9,759,913
	Consumer Staples—2.2%
20,022	Chattem, Inc.*	1,290,818
15,411	WD-40 Co.	526,594
		1,817,412
	Energy—1.5%
31,805	Patterson-UTI Energy, Inc.	903,898
11,179	Trico Marine Services, Inc.*	285,288
		1,189,186
	Financials—9.7%
4,778	American Physicians Capital, Inc.	237,849
18,024	Arch Capital Group Ltd.*	1,256,814
5,006	BancFirst Corp.	236,534
5,055	City Holding Co.	224,846
4,779	Fpic Insurance Group, Inc.*	238,711
5,574	Harleysville Group, Inc.	198,602
71,206	Knight Capital Group, Inc., Class A*	1,167,066
9,469	National Interstate Corp.	190,516
4,306	Navigators Group (The), Inc.*	204,793
34,046	Philadelphia Consolidated Holding Co.*	1,989,989
5,622	Safety Insurance Group, Inc.	238,766
9,936	Selective Insurance Group, Inc.	214,618
70,028	TD Ameritrade Holding Corp.*	1,394,257
6,024	United Fire & Casualty Co.	163,672
		7,957,033
	Health Care—13.8%
13,699	Amsurg Corp.*	367,133
5,577	Analogic Corp.	408,125
10,379	Corvel Corp.*	339,912
23,368	eResearchTechnology, Inc.*	340,238
27,207	Express Scripts, Inc.*	1,919,182

42,685	Invitrogen Corp.*	$1,893,080
9,285	Magellan Health Services, Inc.*	387,649
12,741	Meridian Bioscience, Inc.	331,393
23,472	Merit Medical Systems, Inc.*	474,369
15,197	Parexel International Corp.*	444,208
24,991	Techne Corp.*	1,987,285
38,966	Viropharma, Inc.*	479,671
112,879	Warner Chilcott Ltd., Class A*	1,908,784
		11,281,029
	Industrials—6.7%
12,161	American Ecology Corp.	383,193
9,397	Arkansas Best Corp.	349,005
31,584	C.H. Robinson Worldwide, Inc.	1,522,349
10,705	Exponent, Inc.*	326,931
9,679	HUB Group, Inc., Class A*	376,126
36,560	Landstar System, Inc.	1,849,204
16,290	Standard Parking Corp.*	351,212
20,079	Sykes Enterprises, Inc.*	354,595
		5,512,615
	Information Technology—52.2%
24,248	Actel Corp.*	333,410
81,463	Activision Blizzard, Inc.*	2,931,038
16,710	ADTRAN, Inc.	373,636
118,815	Altera Corp.	2,607,988
39,013	Amkor Technology, Inc.*	341,754
14,567	Apple, Inc.*	2,315,425
66,797	Autodesk, Inc.*	2,130,156
341,118	Brocade Communications Systems, Inc.*	2,302,547
102,897	Cisco Systems, Inc.*	2,262,705
14,927	Cognex Corp.	281,374
13,739	Coherent, Inc.*	473,996
40,812	Compuware Corp.*	448,932
8,980	Comtech Telecommunications Corp.*	441,187
31,317	CSG Systems International, Inc.*	555,564
43,321	EarthLink, Inc.*	389,889
15,188	EMS Technologies, Inc.*	314,543
13,767	Forrester Research, Inc.*	463,948
10,412	Hittite Microwave Corp.*	332,351
23,104	Informatica Corp.*	374,054
118,610	Intel Corp.	2,631,955
94,936	Intuit, Inc.*	2,594,601
15,681	j2 Global Communications, Inc.*	375,874
31,673	LoopNet, Inc.*	359,805
16,372	Manhattan Associates, Inc.*	401,769
43,321	Micrel, Inc.	412,416
97,083	Microsoft Corp.	2,496,975
17,653	MKS Instruments, Inc.*	363,652
14,873	Net 1 UEPS Technologies, Inc.*	350,705
50,965	NIC, Inc.*	372,045
58,740	Novell, Inc.*	327,182
22,143	Parametric Technology Corp.*	428,910
14,731	Plexus Corp.*	419,834
26,338	QLogic Corp.*	496,208
24,448	Quest Software, Inc.*	369,409
63,590	S1 Corp.*	516,351
13,881	ScanSource, Inc.*	426,008
11,287	Silicon Laboratories, Inc.*	369,198
31,414	Sohu.com, Inc.*	2,371,129

10,562	SPSS, Inc.*	$349,074
126,526	Symantec Corp.*	2,665,902
11,365	Tech Data Corp.*	396,298
24,770	Tekelec*	386,164
28,563	TTM Technologies, Inc.*	321,334
26,157	Volterra Semiconductor Corp.*	428,975
101,081	Xilinx, Inc.	2,509,841
		42,816,111
	Materials—0.9%
3,734	Olympic Steel, Inc.	189,874
9,640	Sigma-Aldrich Corp.	585,534
		775,408
	Telecommunication Services—1.2%
9,463	Atlantic Tele-Network, Inc.	289,473
17,769	SBA Communications Corp., Class A*	673,268
		962,741
	Total Investments
	(Cost $83,873,865)(a)—100.1%	82,071,448
	Liabilities in excess of other assets—(0.1%)	(39,653)

	Net Assets—100.0%	$82,031,795

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $83,997,988. The net unrealized depreciation was $1,926,540 which consisted of aggregate gross unrealized appreciation of $5,092,872 and aggregate gross unrealized depreciation of $7,019,412.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—11.5%
2,562	Abercrombie & Fitch Co., Class A	$141,474
2,502	Advance Auto Parts, Inc.	102,807
3,520	Amazon.com, Inc. *	268,717
6,227	American Axle & Manufacturing Holdings, Inc.	36,615
5,518	American Eagle Outfitters, Inc.	77,252
5,218	American Greetings Corp., Class A	77,331
5,832	AnnTaylor Stores Corp. *	131,512
3,227	Apollo Group, Inc., Class A *	201,010
22,756	ArvinMeritor, Inc.	314,260
11,154	Asbury Automotive Group, Inc.	110,536
7,268	Autoliv, Inc.	283,743
38,908	AutoNation, Inc. *	401,531
2,400	AutoZone, Inc. *	312,696
4,569	Barnes & Noble, Inc.	108,103
30,143	Beazer Homes USA, Inc.	187,791
14,257	Bed Bath & Beyond, Inc. *	396,772
15,030	Belo Corp., Class A	102,054
26,822	Best Buy Co., Inc.	1,065,370
12,394	Big Lots, Inc. *	377,521
4,242	Black & Decker (The) Corp.	254,605
84,001	Blockbuster, Inc., Class A *	234,363
48,443	Blockbuster, Inc., Class B *	108,512
17,677	Borders Group, Inc.	86,617
5,327	BorgWarner, Inc.	214,785
5,306	Boyd Gaming Corp.	52,954
9,799	Brinker International, Inc.	180,204
4,049	Brookfield Homes Corp.	53,285
17,327	Brunswick Corp.	223,518
5,023	Burger King Holdings, Inc.	134,767
24,483	Cablevision Systems Corp., Class A *	594,447
9,234	Career Education Corp. *	169,352
13,422	CarMax, Inc. *	179,855
31,060	Carnival Corp.	1,147,356
71,272	CBS Corp., Class B	1,166,010
26,086	Centex Corp.	382,942
25,619	Charming Shoppes, Inc. *	139,624
206,741	Charter Communications, Inc., Class A *	235,685
11,904	Chico’s FAS, Inc. *	66,305
76,476	Circuit City Stores, Inc.	154,482
11,341	Clear Channel Outdoor Holdings, Inc., Class A *	181,002
7,585	Coach, Inc. *	193,493
8,978	Collective Brands, Inc. *	115,637
117,550	Comcast Corp., Class A	2,423,881
54,377	Comcast Corp., Special Class A	1,116,904
6,735	Cooper Tire & Rubber Co.	62,029
4,498	Core-Mark Holding Co., Inc. *	122,481
54,422	D.R. Horton, Inc.	605,173
8,696	Darden Restaurants, Inc.	283,229
3,214	Dick’s Sporting Goods, Inc. *	56,406
20,267	Dillard’s, Inc., Class A	204,899
25,644	DIRECTV Group (The), Inc. *	692,901
10,366	Discovery Holding Co., Class A *	206,076
15,506	DISH Network Corp., Class A *	456,187

7,845	Dollar Tree, Inc. *	$294,188
47,073	Eastman Kodak Co.	689,149
1,574	E.W. Scripps (The) Co., Class A	10,892
10,987	Exide Technologies *	173,595
19,472	Expedia, Inc. *	381,067
14,913	Family Dollar Stores, Inc.	347,473
23,613	Foot Locker, Inc.	355,612
944,579	Ford Motor Co. *	4,533,978
9,929	Fortune Brands, Inc.	569,031
9,760	Furniture Brands International, Inc.	115,851
4,220	GameStop Corp., Class A *	170,952
32,228	Gannett Co., Inc.	583,971
31,786	Gap (The), Inc.	512,390
2,150	Garmin Ltd.	76,691
271,480	General Motors Corp.	3,005,283
13,782	Genuine Parts Co.	552,796
22,458	Goodyear Tire & Rubber (The) Co. *	440,851
6,361	Group 1 Automotive, Inc.	124,994
22,368	H&R Block, Inc.	544,213
12,798	Hanesbrands, Inc. *	274,389
13,763	Harley-Davidson, Inc.	520,792
3,748	Harman International Industries, Inc.	154,305
7,351	Hasbro, Inc.	284,631
1,880	Hearst-Argyle Television, Inc.	39,781
3,824	Hillenbrand, Inc.	88,526
166,149	Home Depot (The), Inc.	3,959,330
34,253	Hovnanian Enterprises, Inc., Class A *	240,799
7,406	International Game Technology	160,784
31,761	Interpublic Group of Cos., Inc. *	279,179
19,229	J. C. Penney Co., Inc.	592,830
4,625	Jack in the Box, Inc. *	99,808
5,964	Jarden Corp. *	143,315
41,230	Johnson Controls, Inc.	1,243,497
16,461	Jones Apparel Group, Inc.	275,557
17,125	KB Home	301,229
19,148	Kohl’s Corp. *	802,493
4,109	Lamar Advertising Co., Class A *	156,060
644	Las Vegas Sands Corp. *	29,315
18,703	Lear Corp. *	269,510
10,922	Lee Enterprises, Inc.	32,984
21,273	Leggett & Platt, Inc.	414,824
29,173	Lennar Corp., Class A	352,993
9,893	Liberty Global, Inc., Series A *	285,215
9,220	Liberty Global, Inc., Series C *	252,628
5,477	Liberty Media Corp. - Capital, Series A *	85,113
21,899	Liberty Media Corp. - Entertainment, Class A *	539,153
57,525	Liberty Media Corp. Interactive, Series A *	807,076
47,336	Limited Brands, Inc.	780,571
12,282	Live Nation, Inc. *	154,999
14,317	Liz Claiborne, Inc.	187,123
85,905	Lowe’s Cos., Inc.	1,745,590
4,471	M.D.C. Holdings, Inc.	185,636
49,821	Macy’s, Inc.	937,133
13,476	Marriott International, Inc., Class A	349,163
22,316	Mattel, Inc.	447,436
20,154	McClatchy Co., Class A	86,058
38,550	McDonald’s Corp.	2,304,905
15,972	McGraw-Hill (The) Cos., Inc.	649,581
1,757	Meredith Corp.	44,909
11,835	Meritage Homes Corp. *	213,622
4,369	MGM MIRAGE *	126,788
6,756	Mohawk Industries, Inc. *	398,401

13,958	New York Times (The) Co., Class A	$175,731
23,924	Newell Rubbermaid, Inc.	395,464
128,369	News Corp., Class A	1,813,854
26,983	News Corp., Class B	394,222
12,892	NIKE, Inc., Class B	756,503
9,664	Nordstrom, Inc.	277,743
584	NVR, Inc. *	322,555
56,074	Office Depot, Inc. *	381,303
17,370	OfficeMax, Inc.	221,641
15,495	Omnicom Group, Inc.	661,482
10,358	O’Reilly Automotive, Inc. *	264,543
2,934	Penn National Gaming, Inc. *	83,707
8,093	Penske Automotive Group, Inc.	107,637
7,393	PetSmart, Inc.	167,895
2,603	Polaris Industries, Inc.	111,408
3,654	Polo Ralph Lauren Corp.	216,207
49,708	Pulte Homes, Inc.	606,935
12,354	Quiksilver, Inc. *	94,755
13,058	RadioShack Corp.	217,807
25,171	Regal Entertainment Group, Class A	419,097
4,598	Regis Corp.	128,698
14,698	Rent-A-Center, Inc. *	311,598
16,586	RH Donnelley Corp. *	25,708
7,244	Ross Stores, Inc.	274,982
11,164	Royal Caribbean Cruises Ltd.	284,459
7,721	Ryland Group, Inc.	158,975
29,803	Saks, Inc. *	303,693
3,155	Scholastic Corp.	81,367
4,724	Scripps Networks Interactive, Inc., Class A	191,511
12,857	Sears Holdings Corp. *	1,041,417
13,177	Service Corp. International	126,104
7,216	Sherwin-Williams (The) Co.	384,252
3,367	Snap-On, Inc.	189,528
12,082	Sonic Automotive, Inc., Class A	121,666
44,030	Standard-Pacific Corp.	147,060
5,201	Stanley Works (The)	231,340
32,538	Staples, Inc.	732,105
26,102	Starbucks Corp. *	383,438
9,880	Starwood Hotels & Resorts Worldwide, Inc.	338,785
5,708	Talbots (The), Inc.	79,969
46,286	Target Corp.	2,093,516
7,533	Tenneco, Inc. *	108,626
2,987	Thor Industries, Inc.	58,605
5,022	Tiffany & Co.	189,781
4,942	Timberland Co., Class A *	70,868
14,607	Time Warner Cable, Inc., Class A *	415,277
281,332	Time Warner, Inc.	4,028,673
19,861	TJX Cos., Inc.	669,514
15,057	Toll Brothers, Inc. *	302,495
9,200	Travelcenters of America, LLC *	24,380
21,368	TRW Automotive Holdings Corp. *	396,376
3,099	Tupperware Brands Corp.	120,861
6,327	VF Corp.	452,887
18,968	Viacom, Inc., Class B *	529,776
30,246	Virgin Media, Inc.	339,360
102,393	Visteon Corp. *	291,820
2,807	WABCO Holdings, Inc.	126,764
89,772	Walt Disney (The) Co.	2,724,579
14,562	Warner Music Group Corp.	121,447
140	Washington Post (The) Co., Class B	86,555
35,391	WCI Communities, Inc. *	41,761
8,327	Wendy’s International, Inc.	191,105

7,884	Whirlpool Corp.	$596,819
6,973	Williams-Sonoma, Inc.	121,609
17,702	Wyndham Worldwide Corp.	317,574
13,718	Yum! Brands, Inc.	491,379
5,330	Zale Corp. *	117,900
		80,235,520
	Consumer Staples—10.8%
21,129	Alberto-Culver Co.	566,891
146,708	Altria Group, Inc.	2,985,508
34,410	Anheuser-Busch Cos., Inc.	2,331,622
36,358	Archer-Daniels-Midland Co.	1,040,930
15,008	Avon Products, Inc.	636,339
8,805	BJ’s Wholesale Club, Inc. *	330,452
3,119	Brown-Forman Corp., Class B	224,443
7,433	Bunge Ltd.	735,272
14,964	Campbell Soup Co.	544,390
4,350	Casey’s General Stores, Inc.	107,010
5,993	Chiquita Brands International, Inc. *	91,993
7,315	Clorox (The) Co.	398,668
72,193	Coca-Cola (The) Co.	3,717,940
29,288	Coca-Cola Enterprises, Inc.	495,846
14,327	Colgate-Palmolive Co.	1,064,066
50,231	ConAgra Foods, Inc.	1,089,008
20,419	Constellation Brands, Inc., Class A *	439,417
3,995	Corn Products International, Inc.	185,807
9,241	Cosan Ltd., Class A (Brazil) *	121,150
29,406	Costco Wholesale Corp.	1,843,168
33,946	CVS Caremark Corp.	1,239,029
27,611	Dean Foods Co. *	588,114
18,866	Del Monte Foods Co.	160,172
2,237	Energizer Holdings, Inc. *	159,588
8,584	Estee Lauder (The) Cos., Inc., Class A	378,554
3,475	Fresh Del Monte Produce, Inc. *	73,253
20,865	General Mills, Inc.	1,343,497
5,442	Great Atlantic & Pacific Tea Co., Inc. *	86,582
19,090	H.J. Heinz Co.	961,754
12,281	Hershey (The) Co.	451,572
5,249	Hormel Foods Corp.	189,856
3,567	J.M. Smucker (The) Co.	173,856
13,336	Kellogg Co.	707,608
25,313	Kimberly-Clark Corp.	1,463,851
116,489	Kraft Foods, Inc., Class A	3,706,680
75,814	Kroger (The) Co.	2,144,020
3,395	Longs Drug Stores Corp.	158,716
7,468	Lorillard, Inc. *	501,177
6,606	McCormick & Co., Inc.	264,901
8,652	Molson Coors Brewing Co., Class B	466,948
3,296	Nash Finch Co.	130,093
3,369	NBTY, Inc. *	116,197
5,661	Pantry (The), Inc. *	90,519
11,952	Pepsi Bottling Group (The), Inc.	332,863
6,654	PepsiAmericas, Inc.	157,500
47,828	PepsiCo, Inc.	3,183,432
146,708	Philip Morris International, Inc.	7,577,468
7,541	Pilgrim’s Pride Corp.	91,925
120,161	Procter & Gamble (The) Co.	7,868,142
12,403	Reynolds American, Inc.	692,459
191,107	Rite Aid Corp. *	244,617
3,176	Ruddick Corp.	98,329
46,464	Safeway, Inc.	1,241,518

89,607	Sara Lee Corp.	$1,224,032
17,826	Smithfield Foods, Inc. *	382,902
34,660	SUPERVALU, Inc.	887,989
47,730	Sysco Corp.	1,353,623
63,560	Tyson Foods, Inc., Class A	947,044
2,608	Universal Corp.	134,625
8,467	UST, Inc.	445,449
51,966	Walgreen Co.	1,784,512
191,009	Wal-Mart Stores, Inc.	11,196,949
1,439	Weis Markets, Inc.	54,668
8,750	Whole Foods Market, Inc.	193,988
8,236	Winn-Dixie Stores, Inc. *	130,870
6,070	Wm. Wrigley Jr. Co.	479,287
		75,210,648
	Energy—9.8%
2,190	Alon USA Energy, Inc.	18,790
21,103	Anadarko Petroleum Corp.	1,222,075
10,544	Apache Corp.	1,182,720
2,741	Arch Coal, Inc.	154,346
9,323	Baker Hughes, Inc.	772,970
12,463	BJ Services Co.	366,412
4,643	Cameron International Corp. *	221,750
17,355	Chesapeake Energy Corp.	870,353
130,748	Chevron Corp.	11,056,052
3,469	Cimarex Energy Co.	180,770
106,549	ConocoPhillips	8,696,529
2,513	CONSOL Energy, Inc.	186,942
2,986	CVR Energy, Inc. *	47,328
3,703	Denbury Resources, Inc. *	104,202
15,357	Devon Energy Corp.	1,457,226
1,020	Diamond Offshore Drilling, Inc.	121,686
41,621	El Paso Corp.	746,265
3,571	ENSCO International, Inc.	246,899
4,195	EOG Resources, Inc.	421,723
244,441	Exxon Mobil Corp.	19,660,391
2,754	FMC Technologies, Inc. *	170,142
3,657	Forest Oil Corp. *	208,559
2,523	Foundation Coal Holdings, Inc.	149,866
3,005	Frontier Oil Corp.	54,841
3,602	General Maritime Corp.	97,038
29,330	Halliburton Co.	1,314,571
3,832	Helix Energy Solutions Group, Inc. *	122,356
3,418	Helmerich & Payne, Inc.	202,106
9,527	Hess Corp.	966,038
46,836	Marathon Oil Corp.	2,316,977
2,799	Massey Energy Co.	207,826
6,662	Murphy Oil Corp.	531,161
12,550	Nabors Industries Ltd. (Bermuda) *	457,573
7,863	National Oilwell Varco, Inc. *	618,268
6,284	Newfield Exploration Co. *	307,790
4,502	Noble Corp.	233,519
4,234	Noble Energy, Inc.	312,766
26,867	Occidental Petroleum Corp.	2,117,926
2,679	Overseas Shipholding Group, Inc.	210,971
6,935	Patterson-UTI Energy, Inc.	197,093
4,675	Peabody Energy Corp.	316,264
7,189	PetroHawk Energy Corp. *	239,537
5,512	Pioneer Natural Resources Co.	327,688
2,420	Plains Exploration & Production Co. *	135,447
7,453	Pride International, Inc. *	288,878

3,427	Rowan Cos., Inc.	$136,395
17,265	Schlumberger Ltd.	1,754,124
1,222	SEACOR Holdings, Inc. *	102,245
4,229	Ship Finance International Ltd. (Bermuda)	125,770
4,450	Smith International, Inc.	330,991
6,013	Southern Union Co.	157,060
3,775	Southwestern Energy Co. *	137,070
22,740	Spectra Energy Corp.	617,846
2,421	Stone Energy Corp. *	123,519
13,885	Sunoco, Inc.	563,870
4,328	Teekay Corp. (Bahamas)	189,004
12,828	Tesoro Corp.	198,064
2,500	Tidewater, Inc.	149,850
3,115	Transocean, Inc. *	423,733
2,284	Unit Corp. *	154,284
17,997	USEC, Inc. *	93,944
42,308	Valero Energy Corp.	1,413,510
15,676	Weatherford International Ltd. *	591,455
1,727	Whiting Petroleum Corp. *	161,768
22,253	Williams (The) Cos., Inc.	713,209
4,912	World Fuel Services Corp.	118,379
8,922	XTO Energy, Inc.	421,386
		68,518,106
	Financials—22.7%
20,527	ACE Ltd.	1,040,719
15,285	Aflac, Inc.	849,999
1,163	Alexandria Real Estate Equities, Inc.	120,091
337	Alleghany Corp. *	106,246
22,036	Allied Capital Corp.	302,995
5,221	Allied World Assurance Holdings Ltd. (Bermuda)	217,246
54,614	Allstate (The) Corp.	2,524,259
4,947	AMB Property Corp. REIT	242,205
105,608	AMBAC Financial Group, Inc.	266,132
12,866	American Capital Ltd.	261,437
57,717	American Express Co.	2,142,455
5,582	American Financial Group, Inc.	161,711
219,665	American International Group, Inc.	5,722,272
725	American National Insurance	68,513
20,697	AmeriCredit Corp. *	181,513
12,751	Ameriprise Financial, Inc.	541,918
15,726	Annaly Capital Management, Inc.	236,991
16,837	Aon Corp.	771,135
10,405	Apartment Investment & Management Co., Class A	355,539
11,075	Apollo Investment Corp.	176,425
2,943	Arch Capital Group Ltd. *	205,215
6,556	Arthur J. Gallagher & Co.	166,719
4,427	Aspen Insurance Holdings Ltd. (Bermuda)	112,402
10,798	Associated Banc-Corp	180,219
6,533	Assurant, Inc.	392,764
6,960	Astoria Financial Corp.	155,695
3,485	AvalonBay Communities, Inc.	347,489
7,830	Axis Capital Holdings Ltd. (Bermuda)	248,054
5,913	BancorpSouth, Inc.	125,947
432,816	Bank of America Corp.	14,239,645
2,748	Bank of Hawaii Corp.	138,472
33,649	Bank of New York Mellon (The) Corp.	1,194,540
51,521	BB&T Corp.	1,443,618
1,493	Berkshire Hathaway, Inc., Class B *	5,716,696
794	BOK Financial Corp.	31,760
7,385	Boston Properties, Inc.	710,363

10,239	Brandywine Realty Trust	$164,336
3,221	BRE Properties, Inc.	157,442
4,078	Camden Property Trust	200,556
33,416	Capital One Financial Corp.	1,398,794
14,490	CapitalSource, Inc.	168,374
5,885	CB Richard Ellis Group, Inc., Class A *	82,684
7,973	CBL & Associates Properties, Inc.	154,836
26,465	Charles Schwab (The) Corp.	605,784
24,161	Chubb (The) Corp.	1,160,694
15,529	Cincinnati Financial Corp.	432,327
53,317	CIT Group, Inc.	452,128
802,306	Citigroup, Inc.	14,995,098
14,612	Citizens Republic Bancorp, Inc.	48,950
3,407	City National Corp.	167,386
339	CME Group, Inc.	122,084
2,664	CNA Financial Corp.	71,102
22,330	Colonial BancGroup (The), Inc.	148,718
6,091	Colonial Properties Trust	121,576
21,038	Comerica, Inc.	604,211
4,166	Commerce Bancshares, Inc.	181,763
5,351	CompuCredit Corp. *	35,317
35,086	Conseco, Inc. *	294,021
6,525	Cousins Properties, Inc.	143,354
2,902	Cullen/Frost Bankers, Inc.	153,051
6,947	Developers Diversified Realty Corp.	222,026
54,479	Discover Financial Services	798,117
3,531	Downey Financial Corp.	7,450
16,730	Duke Realty Corp.	413,733
110,857	E*TRADE Financial Corp. *	334,788
4,166	Endurance Specialty Holdings Ltd. (Bermuda)	127,480
2,974	Equity One, Inc.	57,428
19,947	Equity Residential	861,112
1,140	Erie Indemnity Co., Class A	49,818
3,493	Everest Re Group Ltd.	285,727
177,526	Fannie Mae	2,041,549
2,269	Federal Realty Investment Trust	164,752
2,403	Federated Investors, Inc., Class B	78,963
52,905	Fidelity National Title Group, Inc., Class A	706,811
73,706	Fifth Third Bancorp	1,029,673
12,000	First American (The) Corp.	302,400
37,785	First Horizon National Corp.	355,179
4,972	First Industrial Realty Trust, Inc.	123,256
8,701	FirstMerit Corp.	171,236
8,893	Flagstar Bancorp, Inc.	39,485
5,852	Franklin Resources, Inc.	588,770
129,065	Freddie Mac	1,054,461
77,025	Friedman Billings Ramsey Group, Inc., Class A	133,253
14,827	Fulton Financial Corp.	156,277
11,598	General Growth Properties, Inc.	317,901
45,297	Genworth Financial, Inc., Class A	723,393
20,138	Goldman Sachs Group (The), Inc.	3,706,198
3,372	Gramercy Capital Corp.	22,795
3,269	Hanover Insurance Group (The), Inc.	140,305
29,084	Hartford Financial Services Group (The), Inc.	1,843,635
6,538	HCC Insurance Holdings, Inc.	148,086
13,191	HCP, Inc.	475,799
5,358	Health Care REIT, Inc.	267,203
6,418	Healthcare Realty Trust, Inc.	186,186
5,074	Highwoods Properties, Inc.	185,201
2,503	Home Properties, Inc.	137,715
7,588	Hospitality Properties Trust	161,624
25,185	Host Hotels & Resorts, Inc.	330,175

35,466	HRPT Properties Trust	$248,617
20,265	Hudson City Bancorp, Inc.	370,039
36,755	Huntington Bancshares, Inc.	258,020
7,322	Interactive Brokers Group, Inc., Class A *	205,455
3,485	IPC Holdings Ltd.	111,869
22,474	iStar Financial, Inc.	184,512
6,082	Janus Capital Group, Inc.	184,528
7,314	Jefferies Group, Inc.	138,893
282,391	JPMorgan Chase & Co.	11,473,545
64,953	Keycorp	685,254
12,037	Kimco Realty Corp.	424,786
4,372	LandAmerica Financial Group, Inc.	50,234
6,428	Legg Mason, Inc.	259,370
50,187	Lehman Brothers Holdings, Inc. (@)	870,243
3,145	Leucadia National Corp.	140,802
10,277	Liberty Property Trust	374,083
17,984	Lincoln National Corp.	857,837
26,148	Loews Corp.	1,165,155
7,341	M&T Bank Corp.	516,660
3,574	Macerich (The) Co.	197,749
6,590	Mack-Cali Realty Corp.	252,924
486	Markel Corp. *	176,418
43,728	Marsh & McLennan Cos., Inc.	1,235,316
25,558	Marshall & Ilsley Corp.	388,482
53,046	MBIA, Inc.	314,563
2,516	Mercury General Corp.	127,083
83,003	Merrill Lynch & Co., Inc.	2,212,030
45,828	MetLife, Inc.	2,326,688
10,113	MF Global Ltd. *	65,633
31,330	MGIC Investment Corp.	200,512
11,173	Montpelier Re Holdings Ltd. (Bermuda)	175,416
4,940	Moody’s Corp.	171,961
108,404	Morgan Stanley	4,279,790
5,129	Nasdaq OMX (The) Group, Inc. *	142,432
154,544	National City Corp.	730,993
11,066	Nationwide Financial Services, Inc., Class A	512,909
5,042	Nationwide Health Properties, Inc.	187,109
4,905	Nelnet, Inc., Class A	52,876
26,017	New York Community Bancorp, Inc.	432,403
11,417	Newcastle Investment Corp.	69,415
7,340	Northern Trust Corp.	573,768
663	Nymex Holdings, Inc.	54,353
2,309	NYSE Euronext	109,077
12,102	Och-Ziff Capital Management Group LLC, Class A	197,747
1,707	Odyssey Re Holdings Corp.	66,692
33,605	Old Republic International Corp.	352,853
9,102	OneBeacon Insurance Group Ltd.	164,746
3,978	PartnerRe Ltd.	279,733
4,357	Pennsylvania REIT	80,256
7,733	People’s United Financial, Inc.	131,306
19,060	PHH Corp. *	295,239
3,281	Philadelphia Consolidated Holding Co. *	191,774
14,705	Phoenix (The) Cos., Inc.	143,080
2,767	Platinum Underwriters Holdings Ltd. (Bermuda)	99,889
10,404	Plum Creek Timber Co., Inc.	506,883
29,156	PMI Group (The), Inc.	73,182
22,439	PNC Financial Services Group, Inc.	1,599,676
39,787	Popular, Inc.	273,337
2,909	Post Properties, Inc.	92,477
4,621	Potlatch Corp.	215,200
14,088	Principal Financial Group, Inc.	598,881
42,920	Progressive (The) Corp.	869,130

10,744	ProLogis	$525,167
6,248	Protective Life Corp.	224,678
29,613	Prudential Financial, Inc.	2,042,409
4,681	Public Storage	383,327
34,561	Radian Group, Inc.	60,136
7,764	Raymond James Financial, Inc.	224,380
4,606	Rayonier, Inc.	215,192
6,683	Realty Income Corp.	168,345
5,956	Redwood Trust, Inc.	130,019
3,608	Regency Centers Corp.	214,676
69,187	Regions Financial Corp.	655,893
2,007	Reinsurance Group of America, Inc.	99,748
3,502	RenaissanceRe Holdings Ltd. (Bermuda)	178,147
10,373	Safeco Corp.	686,278
4,658	Selective Insurance Group, Inc.	100,613
7,961	Senior Housing Properties Trust	167,579
8,242	Simon Property Group, Inc.	763,456
1,850	SL Green Realty Corp.	154,179
38,201	SLM Corp. *	654,383
9,241	South Financial Group (The), Inc.	55,723
67,055	Sovereign Bancorp, Inc.	638,364
3,163	StanCorp Financial Group, Inc.	156,221
11,701	State Street Corp.	838,260
2,695	Stewart Information Services Corp.	47,055
379	Student Loan Corp.	41,284
31,788	SunTrust Banks, Inc.	1,305,215
44,324	Synovus Financial Corp.	421,521
5,677	T. Rowe Price Group, Inc.	339,768
11,534	TCF Financial Corp.	147,059
17,551	TD Ameritrade Holding Corp. *	349,440
3,818	TFS Financial Corp.	43,487
5,679	Torchmark Corp.	329,666
1,417	Transatlantic Holdings, Inc.	82,101
49,208	Travelers (The) Cos., Inc.	2,171,057
5,602	Trustmark Corp.	101,172
121,371	U.S. Bancorp	3,715,166
8,876	UDR, Inc.	226,693
4,798	UnionBanCal Corp.	257,749
6,177	Unitrin, Inc.	170,423
28,612	Unum Group	691,266
9,236	Valley National Bancorp	182,319
3,858	Ventas, Inc.	173,070
8,608	Vornado Realty Trust	818,363
236,316	Wachovia Corp.	4,081,177
6,282	Washington Federal, Inc.	116,845
311,426	Washington Mutual, Inc.	1,659,901
5,995	Webster Financial Corp.	119,061
6,235	Weingarten Realty Investors	190,105
241,227	Wells Fargo & Co.	7,301,940
72	Wesco Financial Corp.	26,640
685	White Mountains Insurance Group Ltd.	299,003
4,984	Whitney Holding Corp.	102,471
5,754	Willis Group Holdings Ltd.	179,928
5,100	Wilmington Trust Corp.	120,207
10,100	W.R. Berkley Corp.	238,562
23,947	XL Capital Ltd., Class A	428,412
8,969	Zions Bancorporation	262,523
		158,333,650

	Health Care—9.5%
58,423	Abbott Laboratories	$3,291,552
17,003	Aetna, Inc.	697,293
1,226	Alcon, Inc. (Switzerland)	211,399
4,172	Allergan, Inc.	216,652
3,152	AMERIGROUP Corp. *	80,061
31,573	AmerisourceBergen Corp.	1,321,962
43,061	Amgen, Inc. *	2,696,910
4,694	Applied Biosystems, Inc.	173,349
5,233	Apria Healthcare Group, Inc. *	100,526
2,817	Barr Pharmaceuticals, Inc. *	185,866
17,505	Baxter International, Inc.	1,201,018
2,622	Beckman Coulter, Inc.	189,675
6,840	Becton, Dickinson & Co.	580,784
7,843	Biogen Idec, Inc. *	547,128
90,974	Boston Scientific Corp. *	1,081,681
152,487	Bristol-Myers Squibb Co.	3,220,525
2,338	Brookdale Senior Living, Inc.	35,678
36,731	Cardinal Health, Inc.	1,973,557
2,249	Celgene Corp. *	169,777
2,249	Cephalon, Inc. *	164,537
2,505	Cerner Corp. *	111,873
2,247	Charles River Laboratories International, Inc. *	149,336
19,403	CIGNA Corp.	718,299
8,265	Community Health Systems, Inc. *	272,580
1,255	Covance, Inc. *	115,209
7,461	Coventry Health Care, Inc. *	263,896
18,154	Covidien Ltd.	893,903
1,991	CR Bard, Inc.	184,844
4,827	DaVita, Inc. *	269,588
3,499	DENTSPLY International, Inc.	140,835
53,809	Eli Lilly & Co.	2,534,942
9,990	Express Scripts, Inc. *	704,695
9,262	Forest Laboratories, Inc. *	328,894
5,074	Genentech, Inc. *	483,299
6,210	Genzyme Corp. *	475,997
5,589	Gilead Sciences, Inc. *	301,694
48,790	Health Management Associates, Inc., Class A *	300,059
10,399	Health Net, Inc. *	290,756
3,860	Henry Schein, Inc. *	206,742
3,824	Hill-Rom Holdings, Inc.	107,416
5,396	Hospira, Inc. *	205,911
9,149	Humana, Inc. *	401,733
5,086	IMS Health, Inc.	106,297
3,381	Invitrogen Corp. *	149,947
115,157	Johnson & Johnson	7,884,799
6,414	Kindred Healthcare, Inc. *	172,986
24,376	King Pharmaceuticals, Inc. *	280,568
3,796	Laboratory Corp. of America Holdings *	256,534
5,676	LifePoint Hospitals, Inc. *	162,504
4,382	Lincare Holdings, Inc. *	141,188
2,848	Magellan Health Services, Inc. *	118,904
34,396	McKesson Corp.	1,925,832
34,157	Medco Health Solutions, Inc. *	1,693,504
29,404	Medtronic, Inc.	1,553,413
118,912	Merck & Co., Inc.	3,912,204
12,308	Mylan, Inc. *	159,635
13,310	Omnicare, Inc.	391,846
3,535	Owens & Minor, Inc.	162,327
4,721	Patterson Cos., Inc. *	147,437
5,935	PerkinElmer, Inc.	172,709

519,678	Pfizer, Inc.	$9,702,387
6,188	Quest Diagnostics, Inc.	328,954
49,565	Schering-Plough Corp.	1,044,830
7,455	St. Jude Medical, Inc. *	347,254
4,807	Stryker Corp.	308,561
105,494	Tenet Healthcare Corp. *	610,810
13,506	Thermo Fisher Scientific, Inc. *	817,383
44,457	UnitedHealth Group, Inc.	1,248,353
3,507	Universal Health Services, Inc., Class B	212,594
2,506	Varian Medical Systems, Inc. *	150,360
3,007	Warner Chilcott Ltd., Class A *	50,848
6,915	Watson Pharmaceuticals, Inc. *	199,913
31,650	WellPoint, Inc. *	1,660,043
61,851	Wyeth	2,506,203
6,006	Zimmer Holdings, Inc. *	413,873
		66,597,431
	Industrials—10.9%
31,705	3M Co.	2,231,715
2,649	Acuity Brands, Inc.	108,238
7,090	Aecom Technology Corp. *	201,852
3,839	AGCO Corp. *	229,764
5,595	Alaska Air Group, Inc. *	100,039
2,821	Alexander & Baldwin, Inc.	122,403
1,648	Alliant Techsystems, Inc. *	163,136
64,170	Allied Waste Industries, Inc. *	776,457
2,242	AMERCO *	103,267
2,504	AMETEK, Inc.	119,841
51,536	AMR Corp. *	465,370
2,771	Armstrong World Industries, Inc.	93,410
7,807	Avery Dennison Corp.	343,586
41,011	Avis Budget Group, Inc. *	250,167
24,151	BlueLinx Holdings, Inc.	114,717
30,105	Boeing Co.	1,839,717
7,859	Briggs & Stratton Corp.	106,411
1,971	Brink’s (The) Co.	135,920
14,140	Burlington Northern Santa Fe Corp.	1,472,398
4,277	C.H. Robinson Worldwide, Inc.	206,151
3,649	Carlisle Cos., Inc.	111,623
26,483	Caterpillar, Inc.	1,841,098
2,001	ChoicePoint, Inc. *	95,748
6,901	Cintas Corp.	196,264
18,726	Continental Airlines, Inc., Class B *	257,108
4,225	Con-way, Inc.	213,616
8,907	Cooper Industries Ltd., Class A	375,608
4,905	Corrections Corp. of America *	137,487
2,861	Covanta Holding Corp. *	80,509
3,046	Crane Co.	108,133
16,540	CSX Corp.	1,117,773
8,368	Cummins, Inc.	555,133
5,578	Danaher Corp.	444,288
14,147	Deere & Co.	992,554
7,539	Deluxe Corp.	107,808
11,572	Dollar Thrifty Automotive Group, Inc. *	36,336
10,445	Dover Corp.	518,385
1,985	DRS Technologies, Inc.	156,418
9,244	Eaton Corp.	656,694
7,917	EMCOR Group, Inc. *	238,460
34,578	Emerson Electric Co.	1,683,949
3,599	Equifax, Inc.	126,289
4,328	Expeditors International of Washington, Inc.	153,687

2,935	Fastenal Co.	$143,404
18,681	FedEx Corp.	1,472,810
1,511	Flowserve Corp.	201,477
5,809	Fluor Corp.	472,562
1,749	Foster Wheeler Ltd. *	99,291
3,925	GATX Corp.	178,470
16,019	General Dynamics Corp.	1,427,934
563,119	General Electric Co.	15,930,636
5,893	Goodrich Corp.	289,582
3,269	Granite Construction, Inc.	103,398
3,444	Harsco Corp.	186,320
69,228	Hertz Global Holdings, Inc. *	590,515
4,081	HNI Corp.	88,354
33,301	Honeywell International, Inc.	1,693,023
3,867	Hubbell, Inc., Class B	163,033
22,709	IKON Office Solutions, Inc.	324,739
22,844	Illinois Tool Works, Inc.	1,070,241
19,101	Ingersoll-Rand Co. Ltd., Class A	687,636
7,069	Iron Mountain, Inc. *	205,001
7,232	ITT Corp.	484,255
4,025	J.B. Hunt Transport Services, Inc.	148,845
3,966	Jacobs Engineering Group, Inc. *	306,730
20,091	JetBlue Airways Corp. *	105,880
1,713	Joy Global, Inc.	123,713
3,796	Kansas City Southern *	208,780
12,345	KBR, Inc.	351,833
7,650	Kelly Services, Inc., Class A	140,837
5,135	Kennametal, Inc.	152,818
4,631	L-3 Communications Holdings, Inc.	457,033
3,249	Lennox International, Inc.	115,989
1,620	Lincoln Electric Holdings, Inc.	130,167
16,158	Lockheed Martin Corp.	1,685,764
7,831	Manpower, Inc.	375,888
48,720	Masco Corp.	803,393
2,052	McDermott International, Inc. *	97,819
2,766	MSC Industrial Direct Co., Class A	131,938
4,341	Mueller Industries, Inc.	111,433
3,234	Mueller Water Products, Inc., Class A	29,429
9,600	Mueller Water Products, Inc., Class B	84,000
1,493	NACCO Industries, Inc., Class A	150,793
17,114	Norfolk Southern Corp.	1,230,839
24,843	Northrop Grumman Corp.	1,674,170
4,602	Oshkosh Truck Corp.	83,020
18,996	Owens Corning, Inc. *	494,086
24,529	PACCAR, Inc.	1,031,690
4,180	Pall Corp.	168,956
8,816	Parker Hannifin Corp.	543,771
6,220	Pentair, Inc.	215,336
15,294	Pitney Bowes, Inc.	484,667
2,316	Precision Castparts Corp.	216,384
18,095	R.R. Donnelley & Sons Co.	483,137
21,246	Raytheon Co.	1,209,535
7,612	Republic Services, Inc.	247,390
5,736	Robert Half International, Inc.	145,063
7,053	Rockwell Automation, Inc.	313,929
4,894	Rockwell Collins, Inc.	243,183
2,155	Roper Industries, Inc.	131,843
6,036	Ryder System, Inc.	398,135
26	Seaboard Corp.	46,800
3,046	Shaw Group (The), Inc. *	176,059
4,981	SkyWest, Inc.	75,811
42,197	Southwest Airlines Co.	657,851

4,863	Spirit Aerosystems Holdings, Inc., Class A *	$105,333
2,647	SPX Corp.	335,587
8,346	Steelcase, Inc., Class A	83,126
2,991	Teleflex, Inc.	183,408
4,149	Terex Corp. *	196,372
11,826	Textron, Inc.	514,076
3,142	Thomas & Betts Corp. *	130,016
7,890	Timken (The) Co.	260,528
4,751	Trinity Industries, Inc.	178,828
55,385	Tyco International Ltd. (Bermuda)	2,467,955
28,556	UAL Corp.	237,300
23,251	Union Pacific Corp.	1,916,812
48,756	United Parcel Service, Inc., Class B	3,075,527
12,084	United Rentals, Inc. *	195,519
3,224	United Stationers, Inc. *	123,576
38,861	United Technologies Corp.	2,486,326
5,370	URS Corp. *	225,110
6,977	US Airways Group, Inc. *	35,304
6,950	USG Corp. *	199,465
4,107	W.W. Grainger, Inc.	367,618
33,675	Waste Management, Inc.	1,196,810
4,664	Werner Enterprises, Inc.	111,050
4,372	WESCO International, Inc. *	164,606
26,406	YRC Worldwide, Inc. *	446,261
		76,423,458
	Information Technology—10.7%
22,485	Accenture Ltd., Class A (Bermuda)	938,974
5,466	Activision Blizzard, Inc. *	196,667
8,246	Adobe Systems, Inc. *	340,972
77,348	Advanced Micro Devices, Inc. *	325,635
7,095	Affiliated Computer Services, Inc., Class A *	341,979
9,690	Agilent Technologies, Inc. *	349,421
2,023	Alliance Data Systems Corp. *	129,775
7,886	Altera Corp.	173,098
8,200	Amdocs Ltd. (Guernsey) *	249,362
8,954	Amkor Technology, Inc. *	78,437
3,028	Amphenol Corp., Class A	144,345
11,227	Analog Devices, Inc.	342,536
2,497	Anixter International, Inc. *	169,871
11,408	Apple, Inc. *	1,813,302
33,267	Applied Materials, Inc.	576,184
15,606	Arrow Electronics, Inc. *	502,825
34,585	Atmel Corp. *	122,085
3,517	Autodesk, Inc. *	112,157
24,479	Automatic Data Processing, Inc.	1,045,498
17,045	Avnet, Inc. *	464,647
3,991	AVX Corp.	40,189
6,977	Benchmark Electronics, Inc. *	102,143
4,284	BMC Software, Inc. *	140,901
14,574	Broadcom Corp., Class A *	354,002
7,701	Broadridge Financial Solutions, Inc.	159,411
12,194	CA, Inc.	290,949
2,393	CACI International, Inc., Class A *	107,589
15,445	Cadence Design Systems, Inc. *	114,139
6,965	Check Point Software Technologies (Israel) *	159,011
145,100	Cisco Systems, Inc. *	3,190,749
3,842	Citrix Systems, Inc. *	102,351
20,295	Computer Sciences Corp. *	961,374
13,841	Compuware Corp. *	152,251
13,756	Convergys Corp. *	174,701

25,000	Corning, Inc.	$500,250
100,288	Dell, Inc. *	2,464,076
7,298	Diebold, Inc.	269,880
2,308	DST Systems, Inc. *	139,472
22,161	eBay, Inc. *	557,792
7,865	Electronic Arts, Inc. *	339,611
68,772	Electronic Data Systems Corp.	1,706,233
60,917	EMC Corp. *	914,364
9,302	Fairchild Semiconductor International, Inc. *	113,019
8,712	Fidelity National Information Services, Inc.	165,092
6,651	Fiserv, Inc. *	318,051
84,314	Flextronics International Ltd. (Singapore) *	752,924
1,865	Google, Inc., Class A *	883,544
4,351	Harris Corp.	209,501
4,213	Hewitt Associates, Inc., Class A *	155,249
93,873	Hewlett-Packard Co.	4,205,510
34,348	IAC/InterActiveCorp *	599,716
45,106	Ingram Micro, Inc., Class A *	831,304
7,683	Insight Enterprises, Inc. *	98,035
11,619	Integrated Device Technology, Inc. *	116,422
242,281	Intel Corp.	5,376,215
52,296	International Business Machines Corp.	6,692,841
5,952	International Rectifier Corp. *	100,470
5,036	Intersil Corp., Class A	121,519
9,666	Intuit, Inc. *	264,172
25,823	Jabil Circuit, Inc.	419,882
14,005	Juniper Networks, Inc. *	364,550
5,514	KLA-Tencor Corp.	207,271
3,278	Lam Research Corp. *	107,813
4,360	Lender Processing Services, Inc.	145,406
9,612	Lexmark International, Inc., Class A *	337,189
6,454	Linear Technology Corp.	200,397
31,743	LSI Corp. *	220,296
15,136	Marvell Technology Group Ltd. (Bermuda) *	223,861
1,137	MasterCard, Inc., Class A	277,599
3,809	McAfee, Inc. *	124,745
1,363	MEMC Electronic Materials, Inc. *	62,984
7,883	Metavante Technologies, Inc. *	175,476
1,050	Mettler Toledo International, Inc. *	112,886
5,900	Microchip Technology, Inc.	188,387
85,338	Micron Technology, Inc. *	412,183
461,031	Microsoft Corp.	11,857,716
4,239	Molex, Inc.	103,983
3,480	Molex, Inc., Class A	80,423
209,238	Motorola, Inc.	1,807,816
10,971	National Semiconductor Corp.	229,842
14,630	NCR Corp. *	392,962
8,482	NetApp, Inc. *	216,715
5,700	Novellus Systems, Inc. *	116,109
9,955	NVIDIA Corp. *	113,885
108,205	Oracle Corp. *	2,329,654
11,651	Paychex, Inc.	383,551
6,876	Perot Systems Corp., Class A *	114,967
34,258	QUALCOMM, Inc.	1,895,838
22,870	SAIC, Inc. *	432,014
13,925	SanDisk Corp. *	196,343
263,426	Sanmina-SCI Corp. *	466,264
25,803	Seagate Technology (Cayman Islands)	386,271
71,799	Spansion, Inc., Class A *	164,420
40,121	Sun Microsystems, Inc. *	426,486
44,738	Symantec Corp. *	942,630
2,647	SYNNEX Corp. *	61,834

5,371	Synopsys, Inc. *	$129,011
19,063	Tech Data Corp. *	664,727
29,162	Tellabs, Inc. *	149,893
9,029	Teradyne, Inc. *	84,602
38,797	Texas Instruments, Inc.	945,871
6,553	Total System Services, Inc.	128,308
28,313	Tyco Electronics Ltd.	938,293
58,898	Unisys Corp. *	217,334
39,375	Utstarcom, Inc. *	185,850
8,740	VeriSign, Inc. *	284,400
28,481	Vishay Intertechnology, Inc. *	255,475
8,409	Western Digital Corp. *	242,095
11,742	Western Union (The) Co.	324,549
75,075	Xerox Corp.	1,024,023
8,646	Xilinx, Inc.	214,680
18,644	Yahoo!, Inc. *	370,829
		74,823,380
	Materials—3.8%
17,096	AbitibiBowater, Inc.	144,119
8,915	Air Products & Chemicals, Inc.	848,797
2,267	Airgas, Inc.	129,854
4,043	AK Steel Holding Corp.	256,731
2,299	Albemarle Corp.	89,500
50,701	Alcoa, Inc.	1,711,159
2,364	Allegheny Technologies, Inc.	111,794
2,824	AptarGroup, Inc.	109,289
11,967	Ashland, Inc.	499,862
5,890	Ball Corp.	262,576
9,465	Bemis Co., Inc.	266,534
5,721	Cabot Corp.	153,494
1,693	Carpenter Technology Corp.	65,519
5,944	Celanese Corp., Series A	229,022
21,957	Chemtura Corp.	143,160
8,197	Commercial Metals Co.	244,680
12,521	Crown Holdings, Inc. *	350,964
2,559	Cytec Industries, Inc.	138,340
38,693	Domtar Corp. *	220,550
86,999	Dow Chemical (The) Co.	2,897,936
57,121	E.I. du Pont de Nemours & Co.	2,502,470
6,321	Eastman Chemical Co.	379,007
6,979	Ecolab, Inc.	311,961
2,330	FMC Corp.	173,282
6,333	Freeport-McMoRan Copper & Gold, Inc.	612,718
19,558	Graphic Packaging Holding Co. *	44,006
1,460	Greif, Inc., Class A	88,826
131	Greif, Inc., Class B	7,074
6,714	Hercules, Inc.	134,616
17,700	Huntsman Corp.	238,950
3,905	International Flavors & Fragrances, Inc.	157,059
50,590	International Paper Co.	1,402,355
19,829	Louisiana-Pacific Corp.	167,753
3,943	Lubrizol (The) Corp.	196,361
1,550	Martin Marietta Materials, Inc.	162,704
19,792	MeadWestvaco Corp.	530,624
6,250	Monsanto Co.	744,438
1,696	Mosaic (The) Co.	215,748
10,228	Nalco Holding Co.	240,358
13,102	Newmont Mining Corp.	628,372
13,337	Nucor Corp.	763,143
7,045	Olin Corp.	209,518

5,538	Owens-Illinois, Inc. *	$233,925
5,167	Packaging Corp. of America	131,862
8,636	Pactiv Corp. *	208,214
12,892	PPG Industries, Inc.	781,771
8,756	Praxair, Inc.	820,700
3,153	Reliance Steel & Aluminum Co.	199,143
4,244	Rockwood Holdings, Inc. *	161,909
8,617	Rohm & Haas Co.	646,275
9,763	RPM International, Inc.	200,142
4,754	Scotts Miracle-Gro (The) Co., Class A	92,608
9,703	Sealed Air Corp.	210,555
3,083	Sigma-Aldrich Corp.	187,261
1,790	Silgan Holdings, Inc.	94,548
39,157	Smurfit-Stone Container Corp. *	223,586
8,773	Sonoco Products Co.	286,175
6,969	Southern Copper Corp.	193,599
3,920	Steel Dynamics, Inc.	124,186
25,637	Temple-Inland, Inc.	416,601
5,560	United States Steel Corp.	891,602
1,208	Valhi, Inc.	27,615
7,946	Valspar (The) Corp.	172,190
4,652	Vulcan Materials Co.	298,612
2,237	Westlake Chemical Corp.	39,170
24,294	Weyerhaeuser Co.	1,298,757
9,695	Worthington Industries, Inc.	171,989
		26,898,218
	Telecommunication Services—4.0%
7,765	American Tower Corp., Class A *	325,354
314,689	AT&T, Inc.	9,695,568
9,239	CenturyTel, Inc.	343,598
2,273	Crown Castle International Corp. *	86,829
11,341	Embarq Corp.	519,078
47,404	Frontier Communications Corp.	547,990
2,759	Leap Wireless International, Inc. *	118,996
88,341	Level 3 Communications, Inc. *	300,359
4,452	NII Holdings, Inc. *	243,346
179,842	Qwest Communications International, Inc.	688,795
542,488	Sprint Nextel Corp.	4,415,852
3,851	Telephone & Data Systems, Inc.	163,282
4,210	Telephone & Data Systems, Inc., Special Shares	166,506
4,036	US Cellular Corp. *	240,747
287,541	Verizon Communications, Inc.	9,787,895
13,893	Windstream Corp.	165,605
		27,809,800
	Utilities—6.1%
57,821	AES (The) Corp. *	933,231
6,666	AGL Resources, Inc.	230,377
4,674	Allegheny Energy, Inc.	226,222
3,313	ALLETE, Inc.	141,001
10,664	Alliant Energy Corp.	343,701
23,569	Ameren Corp.	968,450
40,193	American Electric Power Co., Inc.	1,587,624
6,089	Aqua America, Inc.	96,511
11,906	Atmos Energy Corp.	315,152
6,212	Avista Corp.	140,515
3,238	Black Hills Corp.	104,490
42,424	CenterPoint Energy, Inc.	669,026
5,008	Cleco Corp.	125,851

26,820	CMS Energy Corp.	$362,070
30,590	Consolidated Edison, Inc.	1,214,423
9,380	Constellation Energy Group, Inc.	780,041
52,801	Dominion Resources, Inc.	2,332,748
6,454	DPL, Inc.	163,803
21,750	DTE Energy Co.	891,315
167,353	Duke Energy Corp.	2,942,067
26,803	Dynegy, Inc., Class A *	180,384
22,646	Edison International	1,094,708
2,354	Energen Corp.	141,711
17,904	Energy East Corp.	447,421
11,496	Entergy Corp.	1,229,152
3,193	Equitable Resources, Inc.	166,834
29,049	Exelon Corp.	2,283,832
23,069	FirstEnergy Corp.	1,696,725
23,418	FPL Group, Inc.	1,511,164
13,083	Great Plains Energy, Inc.	330,477
10,041	Hawaiian Electric Industries, Inc.	248,414
4,738	IDACORP, Inc.	141,240
5,969	Integrys Energy Group, Inc.	304,777
11,592	MDU Resources Group, Inc.	369,901
9,049	Mirant Corp. *	276,990
5,331	National Fuel Gas Co.	265,430
4,815	New Jersey Resources Corp.	164,143
6,281	Nicor, Inc.	250,109
43,962	NiSource, Inc.	750,871
16,040	Northeast Utilities	403,566
11,388	NRG Energy, Inc. *	413,271
10,724	NSTAR	341,667
9,924	OGE Energy Corp.	324,713
8,788	ONEOK, Inc.	399,678
23,552	Pepco Holdings, Inc.	587,387
34,011	PG&E Corp.	1,310,444
6,132	Piedmont Natural Gas Co., Inc.	164,215
13,292	Pinnacle West Capital Corp.	446,212
15,096	PNM Resources, Inc.	176,774
7,234	Portland General Electric Co.	169,927
19,224	PPL Corp.	902,759
31,904	Progress Energy, Inc.	1,349,858
29,641	Public Service Enterprise Group, Inc.	1,238,994
12,642	Puget Energy, Inc.	348,161
5,089	Questar Corp.	269,106
24,502	Reliant Energy, Inc. *	443,731
11,927	SCANA Corp.	431,638
16,922	Sempra Energy	950,340
17,557	Sierra Pacific Resources	199,096
63,976	Southern Co.	2,264,111
5,347	Southwest Gas Corp.	154,528
24,399	TECO Energy, Inc.	452,601
10,621	UGI Corp.	287,404
4,917	Unisource Energy Corp.	150,214
7,895	Vectren Corp.	230,534
10,107	Westar Energy, Inc.	223,163
5,961	WGL Holdings, Inc.	205,833
8,867	Wisconsin Energy Corp.	400,079
49,902	Xcel Energy, Inc.	1,001,034
		42,663,939

	Total Common Stocks and Other Equity Interests
	(Cost $867,458,672)	$697,514,150

	Money Market Fund—0.0%
111,008	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $111,008)	111,008

	Total Investments
	(Cost $867,569,680)(a)—99.8%	697,625,158
	Other assets less liabilities—0.2%	1,269,035

	Net Assets—100.0%	$698,894,193

REIT	Real Estate Investment Trust
*	Non-income producing security

(@)	On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $868,323,706. The net unrealized depreciation was $170,698,548 which consisted of aggregate gross unrealized appreciation of $29,132,743 and aggregate gross unrealized depreciation of $199,831,291.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ NextQ Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—19.9%
571	Central European Media Enterprises Ltd., Class A (Bermuda) *	$47,536
2,414	CTC Media, Inc. *	55,788
1,049	Ctrip.com International Ltd. ADR (China)	47,299
1,428	Dollar Tree, Inc. *	53,550
2,149	LKQ Corp. *	44,055
1,832	O’Reilly Automotive, Inc. *	46,789
611	priceline.com, Inc. *	70,234
2,114	Ross Stores, Inc.	80,247
2,649	Urban Outfitters, Inc. *	87,444
		532,942
	Energy—2.6%
2,450	Patterson-UTI Energy, Inc.	69,629

	Health Care—28.4%
1,563	BioMarin Pharmaceutical, Inc. *	50,876
1,278	Cerner Corp. *	57,075
1,907	Endo Pharmaceuticals Holdings, Inc. *	44,147
857	Gen-Probe, Inc. *	45,695
957	IDEXX Laboratories, Inc. *	51,200
895	Illumina, Inc. *	83,449
1,373	ImClone Systems, Inc. *	87,775
1,466	Invitrogen Corp. *	65,017
1,482	Perrigo Co.	52,211
1,898	Pharmaceutical Product Development, Inc.	72,390
3,114	Qiagen N.V. (Netherlands) *	58,512
851	Shire Ltd. ADR (United Kingdom)	42,839
613	Techne Corp. *	48,746
		759,932
	Industrials—17.0%
1,477	BE Aerospace, Inc. *	37,929
1,188	Bucyrus International, Inc.	83,173
1,356	Copart, Inc. *	59,474
691	DryShips, Inc. (Greece)	53,297
1,979	J.B. Hunt Transport Services, Inc.	73,184
837	Landstar System, Inc.	42,335
678	Lincoln Electric Holdings, Inc.	54,477
637	Sunpower Corp., Class A *	50,176
		454,045
	Information Technology—24.7%
1,244	Ansys, Inc. *	57,075
1,779	ASML Holding N.V. (Netherlands)	40,543
1,430	Ciena Corp. *	29,558
585	Equinix, Inc. *	47,596
1,964	Intersil Corp., Class A	47,391
542	Itron, Inc. *	50,043

3,564	JDS Uniphase Corp. *	$38,955
1,292	MICROS Systems, Inc. *	40,931
1,564	Molex, Inc.	38,365
3,444	Nuance Communications, Inc. *	53,451
6,293	ON Semiconductor Corp. *	59,091
2,249	Synopsys, Inc. *	54,021
3,695	Telefonaktiebolaget LM Ericsson ADR (Sweden)	38,724
1,925	Trimble Navigation Ltd. *	63,909
		659,653
	Materials—3.6%
771	Century Aluminum Co. *	45,813
971	Randgold Resources Ltd. ADR (Channel Islands)	49,696
		95,509
	Telecommunication Services—3.8%
1,724	SBA Communications Corp., Class A *	65,323
2,334	tw telecom, Inc. *	37,297
		102,620
	Total Common Stocks
	(Cost $2,813,587)	2,674,330

	Money Market Fund—0.0%
779	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $779)	779

	Total Investments
	(Cost $2,814,366)(a)—100.0%	2,675,109
	Liabilities in excess of other assets—(0.0%)	(756)

	Net Assets—100.0%	$2,674,353

ADR	American Depositary Receipt.
*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,814,366. The net  unrealized depreciation was $139,257 which consisted of aggregate gross unrealized appreciation of $67,991 and aggregate gross unrealized depreciation of $207,248.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—12.3%
12,899	1-800-FLOWERS.COM, Inc., Class A *	$71,073
2,142	Arbitron, Inc.	100,674
3,741	Burger King Holdings, Inc.	100,371
2,942	Coach, Inc. *	75,050
3,383	DreamWorks Animation SKG, Inc., Class A *	100,475
1,471	ITT Educational Services, Inc. *	130,302
2,866	J.Crew Group, Inc. *	82,426
1,505	Morningstar, Inc. *	94,755
3,518	NetFlix, Inc. *	108,671
4,018	P.F. Chang’s China Bistro, Inc. *	104,468
794	priceline.com, Inc. *	91,270
534	Strayer Education, Inc.	118,922
2,883	WMS Industries, Inc. *	81,243
		1,259,700
	Consumer Staples—0.9%
6,365	Inter Parfums, Inc.	95,348

	Energy—9.7%
1,307	Alpha Natural Resources, Inc. *	129,329
2,007	Cameron International Corp. *	95,854
3,139	Denbury Resources, Inc. *	88,331
1,487	FMC Technologies, Inc. *	91,867
1,600	Foundation Coal Holdings, Inc.	95,040
1,653	Massey Energy Co.	122,735
3,356	McMoRan Exploration Co. *	90,041
1,282	National Oilwell Varco, Inc. *	100,804
2,409	Southwestern Energy Co. *	87,471
2,807	Williams (The) Cos., Inc.	89,964
		991,436
	Financials—4.0%
4,816	Charles Schwab (The) Corp.	110,239
2,510	Eaton Vance Corp.	93,221
2,730	FCStone Group, Inc. *	52,580
773	IntercontinentalExchange, Inc. *	77,145
2,537	Investment Technology Group, Inc. *	75,450
		408,635
	Health Care—23.1%
1,194	Bio-Rad Laboratories, Inc., Class A *	106,385
2,354	Cerner Corp. *	105,130
6,024	Cyberonics, Inc. *	166,383
1,465	Dionex Corp. *	101,847
6,679	eResearchTechnology, Inc. *	97,246
1,481	Express Scripts, Inc. *	104,470
1,507	Genentech, Inc. *	143,542
1,875	Gen-Probe, Inc. *	99,975

1,560	Genzyme Corp. *	$119,574
1,931	Gilead Sciences, Inc. *	104,235
1,917	Henry Schein, Inc. *	102,675
4,271	KV Pharmaceutical Co., Class A *	87,513
3,641	Meridian Bioscience, Inc.	94,702
4,344	Parexel International Corp. *	126,975
2,917	Perrigo Co.	102,766
2,415	Pharmaceutical Product Development, Inc.	92,108
6,257	Quidel Corp. *	126,767
2,621	St. Jude Medical, Inc. *	122,086
1,655	Stryker Corp.	106,234
2,247	Varian Medical Systems, Inc. *	134,820
1,736	Waters Corp. *	117,944
		2,363,377
	Industrials—22.9%
1,767	AGCO Corp. *	105,755
3,719	American Ecology Corp.	117,186
2,082	AMETEK, Inc.	99,645
1,806	Axsys Technologies, Inc. *	132,632
2,173	Badger Meter, Inc.	122,405
1,656	C.H. Robinson Worldwide, Inc.	79,819
2,550	Chart Industries, Inc. *	134,945
1,503	Clean Harbors, Inc. *	117,294
3,819	Covanta Holding Corp. *	107,467
1,725	Esterline Technologies Corp. *	84,146
2,160	Fastenal Co.	105,538
1,146	Fluor Corp.	93,227
1,403	Foster Wheeler Ltd.*	79,648
1,779	FTI Consulting, Inc. *	126,594
2,731	II-VI, Inc. *	105,034
1,126	Jacobs Engineering Group, Inc. *	87,085
1,919	Kirby Corp. *	91,575
4,114	Orbital Sciences Corp. *	102,891
804	SPX Corp.	101,931
1,832	Stericycle, Inc. *	109,462
2,663	Sun Hydraulics Corp.	109,716
1,918	Teledyne Technologies, Inc. *	120,642
		2,334,637
	Information Technology—25.1%
6,228	Actel Corp. *	85,635
3,164	Activision Blizzard, Inc.*	113,841
2,291	Amphenol Corp., Class A	109,212
2,258	Ansys, Inc. *	103,597
566	Apple, Inc. *	89,966
2,879	Cabot Microelectronics Corp. *	112,396
3,834	Cognex Corp.	72,271
2,225	Dolby Laboratories, Inc., Class A *	90,535
1,651	Factset Research Systems, Inc.	95,213
2,709	FLIR Systems, Inc. *	110,365
3,536	Forrester Research, Inc. *	119,163
2,262	Global Payments, Inc.	100,184
2,674	Hittite Microwave Corp. *	85,354
5,933	Informatica Corp. *	96,055
4,726	Intermec, Inc. *	88,943
346	Mastercard, Inc., Class A	84,476
3,240	MICROS Systems, Inc. *	102,643
15,085	Novell, Inc. *	84,023
2,200	QUALCOMM, Inc.	121,749

3,018	Rofin-Sinar Technologies, Inc. *	$102,189
2,899	Silicon Laboratories, Inc. *	94,826
1,220	Sohu.com, Inc. *	92,086
3,916	Solera Holdings, Inc. *	113,525
3,266	Syntel, Inc.	107,615
6,777	Tyler Technologies, Inc. *	108,296
3,991	Yahoo!, Inc. *	79,381
		2,563,539
	Materials—2.1%
6,027	Calgon Carbon Corp. *	114,513
839	Monsanto Co.	99,933
		214,446

	Total Investments
	(Cost $10,053,692)(a)—100.1%	10,231,118
	Liabilities in excess of other assets—(0.1%)	(7,345)

	Net Assets—100.0%	$10,223,773

*Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purpose was $10,081,453. The net unrealized appreciation was $149,665 which consisted of aggregate gross unrealized appreciation of $891,199 and aggregate gross unrealized depreciation of $741,534.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—11.0%
5,354	American Eagle Outfitters, Inc.	$74,956
1,784	Autoliv, Inc.	69,647
5,012	Blyth, Inc.	72,925
4,520	CBS Corp., Class B	73,947
4,558	Family Dollar Stores, Inc.	106,201
3,788	Lear Corp. *	54,585
6,658	RadioShack Corp.	111,055
3,215	Regis Corp.	89,988
4,650	Rent-A-Center, Inc. *	98,580
2,008	Stanley Works (The)	89,316
6,139	Valassis Communications, Inc. *	54,146
1,289	VF Corp.	92,267
		987,613
	Consumer Staples—7.8%
4,382	Altria Group, Inc.	89,174
4,008	Chiquita Brands International, Inc. *	61,523
4,136	ConAgra Foods, Inc.	89,668
3,302	Fresh Del Monte Produce, Inc. *	69,606
1,848	J.M. Smucker (The) Co.	90,072
2,987	NBTY, Inc. *	103,021
1,776	Reynolds American, Inc.	99,154
2,816	WD-40 Co.	96,223
		698,441
	Energy—8.8%
1,301	Anadarko Petroleum Corp.	75,341
728	Apache Corp.	81,660
984	Chevron Corp.	83,207
1,431	Cimarex Energy Co.	74,569
1,048	ConocoPhillips	85,538
1,099	Exxon Mobil Corp.	88,393
12,458	Grey Wolf, Inc. *	106,391
1,222	Lufkin Industries, Inc.	109,002
3,099	Patterson-UTI Energy, Inc.	88,074
		792,175
	Financials—39.1%
1,915	Allstate (The) Corp.	88,511
3,271	American Financial Group, Inc.	94,761
2,143	American Physicians Capital, Inc.	106,678
2,064	Ameriprise Financial, Inc.	87,720
1,387	Arch Capital Group Ltd. *	96,716
1,434	Assurant, Inc.	86,212
2,246	BancFirst Corp.	106,124
1,803	Bank of Hawaii Corp.	90,853

1,815	Chubb (The) Corp.	$87,193
2,267	City Holding Co.	100,836
6,668	CNA Surety Corp. *	86,617
2,221	Commerce Bancshares, Inc.	96,902
9,202	CVB Financial Corp.	104,167
5,110	Employers Holdings, Inc.	91,060
2,116	Hanover Insurance Group (The), Inc.	90,819
2,501	Harleysville Group, Inc.	89,111
4,088	HCC Insurance Holdings, Inc.	92,593
5,988	Horace Mann Educators Corp.	82,994
3,434	IPC Holdings Ltd.	110,230
241	Markel Corp. *	87,483
1,625	MetLife, Inc.	82,501
1,932	Navigators Group (The), Inc. *	91,886
3,978	NBT Bancorp, Inc.	98,615
1,323	PartnerRe Ltd.	93,033
1,904	ProAssurance Corp. *	93,182
1,306	Prudential Financial, Inc.	90,075
1,897	Reinsurance Group of America, Inc.	94,281
1,908	RLI Corp.	104,215
2,523	Safety Insurance Group, Inc.	107,151
4,458	Selective Insurance Group, Inc.	96,293
1,774	StanCorp Financial Group, Inc.	87,618
1,539	Torchmark Corp.	89,339
1,509	Transatlantic Holdings, Inc.	87,431
1,958	Travelers (The) Cos., Inc.	86,387
6,695	United America Indemnity Ltd., Class A *	87,236
2,703	United Fire & Casualty Co.	73,441
3,601	W.R. Berkley Corp.	85,056
2,723	Willis Group Holdings Ltd.	85,148
		3,510,468
	Health Care—3.0%
2,026	Eli Lilly & Co.	95,444
3,535	Kindred Healthcare, Inc. *	95,339
2,504	Merck & Co., Inc.	82,382
		273,165
	Industrials—9.3%
2,699	A.O. Smith Corp.	107,150
3,538	Applied Industrial Technologies, Inc.	94,535
2,625	Arkansas Best Corp.	97,493
2,971	R.R. Donnelley & Sons Co.	79,326
6,029	Rush Enterprises, Inc., Class A *	68,067
1,328	Ryder System, Inc.	87,595
2,571	Waste Management, Inc.	91,373
5,150	Werner Enterprises, Inc.	122,622
2,202	WESCO International, Inc. *	82,905
		831,066
	Information Technology—5.0%
9,150	Amkor Technology, Inc. *	80,154
9,573	Compuware Corp. *	105,303
6,047	Convergys Corp. *	76,797
2,647	Lexmark International, Inc., Class A *	92,857
4,489	Symantec Corp. *	94,583
		449,694

	Materials—6.1%
1,544	Cytec Industries, Inc.	$83,469
2,036	E.I. du Pont de Nemours & Co.	89,197
1,273	Eastman Chemical Co.	76,329
843	Freeport-McMoRan Copper & Gold, Inc.	81,560
4,335	Olin Corp.	128,923
1,435	Reliance Steel & Aluminum Co.	90,635
		550,113
	Telecommunication Services—5.2%
3,256	Atlantic Tele-Network, Inc.	99,601
2,755	CenturyTel, Inc.	102,459
2,061	Embarq Corp.	94,332
2,535	Verizon Communications, Inc.	86,291
7,312	Windstream Corp.	87,159
		469,842
	Utilities—5.0%
5,758	CenterPoint Energy, Inc.	90,804
2,107	Dominion Resources, Inc.	93,087
2,205	DTE Energy Co.	90,361
1,617	National Fuel Gas Co.	80,510
2,795	WGL Holdings, Inc.	96,512
		451,274
	Total Common Stocks
	(Cost $9,818,471)	9,013,851

	Money Market Fund—1.6%
143,808	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $143,808)	143,808

	Total Investments
	(Cost $9,962,279)(a)—101.9%	9,157,659
	Liabilities in excess of other assets—(1.9%)	(172,702)

	Net Assets—100.0%	$8,984,957

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $9,965,927. The net unrealized depreciation was $808,268 which consisted of aggregate gross unrealized appreciation of $191,283 and aggregate gross unrealized depreciation of $999,551.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—8.1%
316,239	DIRECTV Group (The), Inc. *	$8,544,778
1,155,205	News Corp., Class A	16,323,046
129,991	NIKE, Inc., Class B	7,627,872
248,103	Viacom, Inc., Class B *	6,929,517
223,849	Yum! Brands, Inc.	8,018,271
		47,443,484
	Consumer Staples—7.7%
227,504	Avon Products, Inc.	9,646,170
362,149	Coca-Cola (The) Co.	18,650,673
287,959	Sysco Corp.	8,166,517
246,726	Walgreen Co.	8,472,571
		44,935,931
	Energy—8.8%
182,913	Halliburton Co.	8,198,160
72,374	Hess Corp.	7,338,724
140,762	Noble Corp.	7,301,325
205,026	Schlumberger Ltd.	20,830,641
233,631	Williams (The) Cos., Inc.	7,487,874
		51,156,724
	Financials—1.6%
116,913	Northern Trust Corp.	9,139,089

	Health Care—21.7%
145,450	Baxter International, Inc.	9,979,325
105,217	Becton, Dickinson & Co.	8,933,975
141,624	Biogen Idec, Inc. *	9,879,690
123,229	Express Scripts, Inc. *	8,692,574
292,590	Genentech, Inc. *	27,869,198
374,838	Gilead Sciences, Inc. *	20,233,755
409,223	Medtronic, Inc.	21,619,251
218,092	St. Jude Medical, Inc. *	10,158,725
150,567	Thermo Fisher Scientific, Inc. *	9,112,315
		126,478,808
	Industrials—15.0%
78,593	Burlington Northern Santa Fe Corp.	8,183,889
128,666	CSX Corp.	8,695,248
109,266	Deere & Co.	7,666,103
356,398	Emerson Electric Co.	17,356,582
95,268	Fluor Corp.	7,750,052
82,733	L-3 Communications Holdings, Inc.	8,164,920
104,954	Parker Hannifin Corp.	6,473,563

139,157	Raytheon Co.	$7,922,208
142,086	Textron, Inc.	6,176,478
107,947	Union Pacific Corp.	8,899,151
		87,288,194
	Information Technology—26.0%
201,690	Adobe Systems, Inc. *	8,339,882
109,860	Apple, Inc. *	17,462,247
206,413	Automatic Data Processing, Inc.	8,815,899
776,026	Cisco Systems, Inc. *	17,064,812
758,425	Corning, Inc.	15,176,084
690,969	eBay, Inc. *	17,391,690
28,806	MasterCard, Inc., Class A	7,032,985
907,879	Oracle Corp. *	19,546,635
427,178	QUALCOMM, Inc.	23,640,031
273,613	Texas Instruments, Inc.	6,670,685
375,935	Western Union (The) Co.	10,390,843
		151,531,793
	Materials—9.8%
87,211	Air Products & Chemicals, Inc.	8,303,359
162,771	Monsanto Co.	19,387,654
165,461	Mosaic (The) Co.	21,048,294
93,470	Praxair, Inc.	8,760,943
		57,500,250
	Utilities—1.4%
200,794	Public Service Enterprise Group, Inc.	8,393,189

	Total Common Stocks (Cost $604,306,142)	583,867,462

	Money Market Fund—0.0%
125,073	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $125,073)	125,073

	Total Investments (Cost $604,431,215)(a)—100.1%	583,992,535
	Liabilities in excess of other assets—(0.1%)	(409,460)

	Net Assets—100.0%	$583,583,075

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $605,635,171. The net unrealized depreciation was $21,642,636 which consisted of aggregate gross unrealized appreciation of $32,320,573 and aggregate gross unrealized depreciation of $53,963,209.

	The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—11.0%
4,472	Best Buy Co., Inc.	$177,628
9,674	CBS Corp., Class B	158,267
21,651	Comcast Corp., Class A	446,444
7,430	DIRECTV Group (The), Inc. *	200,759
11,440	Gap (The), Inc.	184,413
8,212	McDonald’s Corp.	490,994
11,631	News Corp., Class A	164,346
3,054	NIKE, Inc., Class B	179,209
4,260	Omnicom Group, Inc.	181,859
5,829	Viacom, Inc., Class B *	162,804
14,498	Walt Disney (The) Co.	440,014
5,258	Yum! Brands, Inc.	188,342
		2,975,079
	Consumer Staples—14.7%
9,379	Altria Group, Inc.	190,863
5,345	Avon Products, Inc.	226,628
8,507	Coca-Cola (The) Co.	438,111
2,807	Colgate-Palmolive Co.	208,476
11,384	CVS Caremark Corp.	415,516
3,303	General Mills, Inc.	212,680
4,030	Kellogg Co.	213,832
7,132	PepsiCo, Inc.	474,706
7,375	Procter & Gamble (The) Co.	482,915
3,801	Reynolds American, Inc.	212,210
6,765	Sysco Corp.	191,855
5,796	Walgreen Co.	199,035
8,437	Wal-Mart Stores, Inc.	494,576
		3,961,403
	Energy—10.1%
2,785	Anadarko Petroleum Corp.	161,279
1,557	Apache Corp.	174,649
4,913	Chevron Corp.	415,443
5,233	ConocoPhillips	427,117
5,488	Exxon Mobil Corp.	441,401
1,700	Hess Corp.	172,380
3,306	Noble Corp.	171,482
2,142	Noble Energy, Inc.	158,230
5,299	Occidental Petroleum Corp.	417,720
5,488	Williams (The) Cos., Inc.	175,890
		2,715,591
	Financials—7.8%
3,476	ACE Ltd.	176,233
3,110	Aflac, Inc.	172,947
4,098	Allstate (The) Corp.	189,410
4,424	Aon Corp.	202,619
3,884	Chubb (The) Corp.	186,587

4,211	Loews Corp.	$187,642
3,478	MetLife, Inc.	176,578
2,747	Northern Trust Corp.	214,734
2,795	Prudential Financial, Inc.	192,771
2,899	State Street Corp.	207,684
4,192	Travelers (The) Cos., Inc.	184,951
		2,092,156
	Health Care—16.5%
8,645	Abbott Laboratories	487,059
4,427	Aetna, Inc.	181,551
3,417	Baxter International, Inc.	234,440
2,472	Becton, Dickinson & Co.	209,898
10,119	Eli Lilly & Co.	476,706
2,895	Express Scripts, Inc. *	204,213
6,873	Genentech, Inc. *	654,653
3,774	Gilead Sciences, Inc. *	203,721
7,299	Johnson & Johnson	499,763
3,622	McKesson Corp.	202,796
12,503	Merck & Co., Inc.	411,349
5,123	St. Jude Medical, Inc. *	238,629
10,954	Wyeth	443,856
		4,448,634
	Industrials—13.4%
5,885	Boeing Co.	359,632
1,846	Burlington Northern Santa Fe Corp.	192,224
3,023	CSX Corp.	204,294
2,566	Deere & Co.	180,031
3,589	Emerson Electric Co.	174,784
2,276	FedEx Corp.	179,440
2,238	Fluor Corp.	182,061
2,266	General Dynamics Corp.	201,991
3,502	Honeywell International, Inc.	178,042
1,944	L-3 Communications Holdings, Inc.	191,853
1,908	Lockheed Martin Corp.	199,062
2,767	Northrop Grumman Corp.	186,468
2,465	Parker Hannifin Corp.	152,041
3,269	Raytheon Co.	186,104
2,537	Union Pacific Corp.	209,150
6,857	United Technologies Corp.	438,712
5,504	Waste Management, Inc.	195,612
		3,611,501
	Information Technology—20.0%
4,738	Adobe Systems, Inc. *	195,916
2,581	Apple, Inc. *	410,250
4,849	Automatic Data Processing, Inc.	207,101
18,231	Cisco Systems, Inc. *	400,900
7,637	Corning, Inc.	152,816
9,054	Dell, Inc. *	222,457
6,957	eBay, Inc. *	175,108
10,351	Hewlett-Packard Co.	463,725
21,015	Intel Corp.	466,323
3,764	International Business Machines Corp.	481,717
676	MasterCard, Inc., Class A	165,045
17,201	Microsoft Corp.	442,410
21,328	Oracle Corp. *	459,192
10,036	QUALCOMM, Inc.	555,391

9,607	Symantec Corp. *	$202,419
6,428	Texas Instruments, Inc.	156,715
8,832	Western Union (The) Co.	244,116
		5,401,601
	Materials—4.5%
2,049	Air Products & Chemicals, Inc.	195,085
4,358	E.I. du Pont de Nemours & Co.	190,924
1,804	Freeport-McMoRan Copper & Gold, Inc.	174,537
3,823	Monsanto Co.	455,358
2,196	Praxair, Inc.	205,831
		1,221,735
	Telecommunication Services—1.6%
12,663	Verizon Communications, Inc.	431,049

	Utilities—0.7%
4,509	Dominion Resources, Inc.	199,208
	Total Common Stocks
	(Cost $28,450,852)	27,057,957

	Money Market Fund—0.1%
19,559	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $19,559)	19,559

	Total Investments
	(Cost $28,470,411)(a)—100.4%	27,077,516
	Liabilities in excess of other assets—(0.4%)	(97,559)

	Net Assets—100.0%	$26,979,957

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $28,479,744. The net unrealized depreciation was $1,402,228 which consisted of aggregate gross unrealized appreciation of $828,401 and aggregate gross unrealized depreciation of $2,230,629.

	The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

 July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—2.6%
183,310	CBS Corp., Class B	$2,998,952
216,758	Gap (The), Inc.	3,494,139
		6,493,091
	Consumer Staples—7.3%
177,710	Altria Group, Inc.	3,616,399
76,352	Kellogg Co.	4,051,237
62,004	Kimberly-Clark Corp.	3,585,691
72,029	Reynolds American, Inc.	4,021,379
124,124	Safeway, Inc.	3,316,593
		18,591,299
	Energy—15.5%
52,766	Anadarko Petroleum Corp.	3,055,679
29,507	Apache Corp.	3,309,800
93,094	Chevron Corp.	7,872,029
99,143	ConocoPhillips	8,092,052
34,121	Devon Energy Corp.	3,237,742
103,991	Exxon Mobil Corp.	8,363,995
40,594	Noble Energy, Inc.	2,998,679
77,808	Valero Energy Corp.	2,599,565
		39,529,541
	Financials—30.2%
65,855	ACE Ltd.	3,338,849
77,656	Allstate (The) Corp.	3,589,260
199,143	American Express Co.	7,392,188
271,399	Bank of America Corp.	8,929,027
73,584	Chubb (The) Corp.	3,534,975
39,080	Franklin Resources, Inc.	3,931,839
52,322	Goldman Sachs Group (The), Inc.	9,629,341
214,657	JPMorgan Chase & Co.	8,721,514
71,716	Lincoln National Corp.	3,420,853
79,803	Loews Corp.	3,556,022
65,898	MetLife, Inc.	3,345,641
52,956	Prudential Financial, Inc.	3,652,375
79,418	Travelers (The) Cos., Inc.	3,503,922
334,792	Wells Fargo & Co.	10,134,154
		76,679,960
	Health Care—20.7%
83,882	Aetna, Inc.	3,440,001
89,844	Amgen, Inc. *	5,626,930
191,738	Eli Lilly & Co.	9,032,777
138,301	Johnson & Johnson	9,469,469
236,918	Merck & Co., Inc.	7,794,602

476,768	Pfizer, Inc.	$8,901,259
207,563	Wyeth	8,410,453
		52,675,491
	Industrials—8.7%
42,928	General Dynamics Corp.	3,826,602
36,147	Lockheed Martin Corp.	3,771,217
58,711	Norfolk Southern Corp.	4,222,494
52,423	Northrop Grumman Corp.	3,532,786
74,093	PACCAR, Inc.	3,116,352
104,293	Waste Management, Inc.	3,706,573
		22,176,024
	Information Technology—3.2%
171,545	Dell, Inc. *	4,214,861
182,044	Symantec Corp. *	3,835,667
		8,050,528
	Materials—2.7%
82,567	E.I. du Pont de Nemours & Co.	3,617,260
34,188	Freeport-McMoRan Copper & Gold, Inc.	3,307,689
		6,924,949
	Telecommunication Services—6.0%
231,336	AT&T, Inc.	7,127,462
239,935	Verizon Communications, Inc.	8,167,388
		15,294,850
	Utilities—2.9%
93,453	American Electric Power Co., Inc.	3,691,394
85,439	Dominion Resources, Inc.	3,774,695
		7,466,089
	Total Common Stocks
	(Cost $279,245,504)	253,881,822

	Money Market Fund—0.1%
136,718	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $136,718)	136,718

	Total Investments
	(Cost $279,382,222)(a)—99.9%	254,018,540
	Other assets less liabilities—0.1%	133,145

	Net Assets—100.0%	$254,151,685

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $279,670,192. The net unrealized depreciation was $25,651,652 which consisted of aggregate gross unrealized appreciation of $5,915,870 and aggregate gross unrealized depreciation of $31,567,522.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—8.3%
69,929	Aeropostale, Inc. *	$2,255,210
47,252	BorgWarner, Inc.	1,905,201
85,581	Burger King Holdings, Inc.	2,296,138
378,359	Coach, Inc. *	9,651,939
77,396	DreamWorks Animation SKG, Inc., Class A *	2,298,661
96,157	Goodyear Tire & Rubber (The) Co. *	1,887,562
88,717	Interactive Data Corp.	2,555,050
71,799	Marvel Entertainment, Inc. *	2,491,425
80,478	NetFlix, Inc. *	2,485,965
12,222	Strayer Education, Inc.	2,721,839
65,965	WMS Industries, Inc. *	1,858,894
		32,407,884
	Consumer Staples—1.3%
92,444	Alberto-Culver Co.	2,480,272
42,917	Church & Dwight Co., Inc.	2,354,856
		4,835,128
	Energy—11.1%
29,914	Alpha Natural Resources, Inc. *	2,959,990
258,016	Cameron International Corp. *	12,322,844
403,595	Denbury Resources, Inc. *	11,357,163
191,155	FMC Technologies, Inc. *	11,809,556
45,506	Superior Energy Services, Inc. *	2,158,350
26,124	Whiting Petroleum Corp. *	2,447,035
		43,054,938
	Financials—6.9%
99,380	IntercontinentalExchange, Inc. *	9,918,124
58,036	Investment Technology Group, Inc. *	1,725,991
758,386	TD Ameritrade Holding Corp. *	15,099,465
		26,743,580
	Health Care—13.2%
70,291	Applied Biosystems, Inc.	2,595,847
35,210	Beckman Coulter, Inc.	2,547,091
53,853	Cerner Corp. *	2,405,075
38,013	Charles River Laboratories International, Inc. *	2,526,344
150,595	C.R. Bard, Inc.	13,981,240
60,269	DENTSPLY International, Inc.	2,425,827
42,337	Edwards Lifesciences Corp. *	2,653,683
42,911	Gen-Probe, Inc. *	2,288,015
53,162	Invitrogen Corp. *	2,357,735
51,460	Owens & Minor, Inc.	2,363,043
66,738	Perrigo Co.	2,351,180
55,264	Pharmaceutical Product Development, Inc.	2,107,769

31,124	Techne Corp. *	$2,474,980
51,394	Varian Medical Systems, Inc. *	3,083,640
140,581	Warner Chilcott Ltd., Class A *	2,377,225
39,716	Waters Corp. *	2,698,305
		51,236,999
	Industrials—30.7%
33,711	Brink’s (The) Co.	2,324,711
212,934	C.H. Robinson Worldwide, Inc.	10,263,419
87,353	Covanta Holding Corp. *	2,458,113
195,037	Cummins, Inc.	12,938,754
277,800	Fastenal Co.	13,573,307
180,313	Foster Wheeler Ltd. *	10,236,369
40,680	FTI Consulting, Inc. *	2,894,789
211,918	Goodrich Corp.	10,413,651
38,587	Harsco Corp.	2,087,557
208,096	ITT Corp.	13,934,107
144,907	Jacobs Engineering Group, Inc. *	11,207,107
70,394	KBR, Inc.	2,006,229
43,898	Kirby Corp. *	2,094,813
43,850	Landstar System, Inc.	2,217,933
221,415	McDermott International, Inc. *	10,554,853
18,387	SPX Corp.	2,331,104
41,910	Stericycle, Inc. *	2,504,123
43,881	Teledyne Technologies, Inc. *	2,760,115
41,717	Watson Wyatt Worldwide, Inc., Class A	2,417,083
		119,218,137
	Information Technology—25.5%
406,942	Activision Blizzard, Inc. *	14,641,772
105,585	Altera Corp.	2,317,591
294,539	Amphenol Corp., Class A	14,040,674
391,181	Analog Devices, Inc.	11,934,932
51,657	Ansys, Inc. *	2,370,023
333,680	Autodesk, Inc. *	10,641,055
60,931	BMC Software, Inc. *	2,004,021
50,893	Dolby Laboratories, Inc., Class A *	2,070,836
51,742	Global Payments, Inc.	2,291,653
62,394	Hewitt Associates, Inc., Class A *	2,299,219
474,254	Intuit, Inc. *	12,961,362
92,339	NCR Corp. *	2,480,226
345,098	Novell, Inc. *	1,922,196
27,918	Sohu.com, Inc. *	2,107,251
76,308	Sybase, Inc. *	2,564,712
504,938	Xilinx, Inc.	12,537,611
		99,185,134
	Materials—0.6%
84,690	Crown Holdings, Inc. *	2,373,861

	Utilities—2.5%
537,337	Reliant Energy, Inc. *	$9,731,173

	Total Investments
	(Cost $411,194,655)(a)—100.1%	388,786,834
	Liabilities in excess of other assets—(0.1%)	(288,067)

	Net Assets—100.0%	$388,498,767

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $411,571,128. The net unrealized depreciation was $22,784,294 which consisted of aggregate gross unrealized appreciation of $14,671,845 and aggregate gross unrealized depreciation of $37,456,139.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Mid Cap Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—13.3%
1,685	Advance Auto Parts, Inc.	$69,237
1,943	Aeropostale, Inc. *	62,662
3,726	American Eagle Outfitters, Inc.	52,164
3,015	AutoZone, Inc. *	392,823
1,313	BorgWarner, Inc.	52,940
2,378	Burger King Holdings, Inc.	63,802
10,511	Coach, Inc. *	268,136
1,839	Dollar Tree, Inc. *	68,963
2,150	DreamWorks Animation SKG, Inc., Class A *	63,855
35,197	E.W. Scripps Co., Class A	243,563
3,172	Family Dollar Stores, Inc.	73,908
5,491	Fortune Brands, Inc.	314,689
2,465	Interactive Data Corp.	70,992
2,636	Lear Corp. *	37,985
2,235	NetFlix, Inc. *	69,039
120	NVR, Inc. *	66,278
4,634	RadioShack Corp.	77,295
1,854	Ross Stores, Inc.	70,378
1,096	Snap-On, Inc.	61,694
1,398	Stanley Works (The)	62,183
339	Strayer Education, Inc.	75,495
1,384	Tiffany & Co.	52,301
2,721	TRW Automotive Holdings Corp. *	50,475
1,772	Tupperware Brands Corp.	69,108
5,041	VF Corp.	360,835
1,832	WMS Industries, Inc. *	51,626
		2,902,426
	Consumer Staples—8.2%
2,568	Alberto-Culver Co.	68,899
1,719	BJ’s Wholesale Club, Inc. *	64,514
5,076	Brown-Forman Corp., Class B	365,269
1,192	Church & Dwight Co., Inc.	65,405
16,182	ConAgra Foods, Inc.	350,826
2,413	Flowers Foods, Inc.	72,559
1,286	J.M. Smucker (The) Co.	62,680
6,579	Molson Coors Brewing Co., Class B	355,069
27,691	Sara Lee Corp.	378,259
		1,783,480
	Energy—6.6%
1,257	Berry Petroleum Co., Class A	54,101
7,168	Cameron International Corp. *	342,343
996	Cimarex Energy Co.	51,902
11,212	Denbury Resources, Inc. *	315,505
1,016	Encore Acquisition Co. *	62,860
5,312	ENSCO International, Inc.	367,271
1,162	Oil States International, Inc. *	63,771
2,156	Patterson-UTI Energy, Inc.	61,274
1,264	Superior Energy Services, Inc. *	59,952

725	Whiting Petroleum Corp. *	$67,911
		1,446,890
	Financials—16.1%
2,276	American Financial Group, Inc.	65,936
8,073	Ameriprise Financial, Inc.	343,103
965	Arch Capital Group Ltd. *	67,289
5,608	Assurant, Inc.	337,153
1,255	Bank of Hawaii Corp.	63,239
1,545	Commerce Bancshares, Inc.	67,408
1,214	Cullen/Frost Bankers, Inc.	64,026
1,844	Federated Investors, Inc., Class B	60,594
1,472	Hanover Insurance Group (The), Inc.	63,178
2,845	HCC Insurance Holdings, Inc.	64,439
2,761	IntercontinentalExchange, Inc. *	275,548
1,613	Investment Technology Group, Inc. *	47,971
167	Markel Corp. *	60,621
1,808	Odyssey Re Holdings Corp.	70,639
922	PartnerRe Ltd.	64,835
1,822	Philadelphia Consolidated Holding Co. *	106,496
19,021	Progressive (The) Corp.	385,175
1,320	Reinsurance Group of America, Inc.	65,604
2,814	SEI Investments Co.	64,806
1,235	StanCorp Financial Group, Inc.	60,997
21,070	TD Ameritrade Holding Corp. *	419,505
1,071	Torchmark Corp.	62,172
1,050	Transatlantic Holdings, Inc.	60,837
1,301	UMB Financial Corp.	71,646
15,846	Unum Group	382,839
2,505	W.R. Berkley Corp.	59,168
1,894	Willis Group Holdings Ltd.	59,225
		3,514,449
	Health Care—11.5%
1,642	AmerisourceBergen Corp.	68,751
4,184	C.R. Bard, Inc.	388,443
1,309	DaVita, Inc. *	73,108
1,176	Edwards Lifesciences Corp. *	73,712
10,626	Forest Laboratories, Inc. *	377,329
7,474	Humana, Inc. *	328,183
1,477	Invitrogen Corp. *	65,505
1,563	Kinetic Concepts, Inc. *	54,627
5,171	Laboratory Corp. of America Holdings *	349,456
1,535	Pharmaceutical Product Development, Inc.	58,545
7,569	Quest Diagnostics, Inc.	402,367
865	Techne Corp. *	68,785
1,428	Varian Medical Systems, Inc. *	85,680
3,906	Warner Chilcott Ltd., Class A *	66,050
1,230	WellCare Health Plans, Inc. *	48,376
		2,508,917
	Industrials—15.4%
625	Alliant Techsystems, Inc. *	61,869
937	Brink’s (The) Co.	64,616
5,915	C.H. Robinson Worldwide, Inc.	285,103
2,427	Covanta Holding Corp. *	68,296
5,419	Cummins, Inc.	359,496
7,056	Dover Corp.	350,189
5,009	Foster Wheeler Ltd. *	284,361

1,279	Gardner Denver, Inc. *	$58,322
5,887	Goodrich Corp.	289,287
2,571	GrafTech International Ltd. *	60,290
5,781	ITT Corp.	387,095
4,025	Jacobs Engineering Group, Inc. *	311,294
1,956	KBR, Inc.	55,746
1,219	Kirby Corp. *	58,171
1,219	Landstar System, Inc.	61,657
6,151	McDermott International, Inc. *	293,218
2,068	R.R. Donnelley & Sons Co.	55,216
2,062	Republic Services, Inc.	67,015
2,762	Robert Half International, Inc.	69,851
924	Ryder System, Inc.	60,947
1,159	Watson Wyatt Worldwide, Inc., Class A	67,152
		3,369,191
	Information Technology—18.4%
11,306	Activision Blizzard, Inc. *	406,789
1,253	Affiliated Computer Services, Inc., Class A *	60,395
10,205	Agilent Technologies, Inc. *	367,992
2,934	Altera Corp.	64,401
8,183	Amphenol Corp., Class A	390,084
10,868	Analog Devices, Inc.	331,583
9,270	Autodesk, Inc. *	295,620
1,693	BMC Software, Inc. *	55,683
8,422	Brocade Communications Systems, Inc. *	56,849
7,763	Computer Sciences Corp. *	367,733
6,661	Compuware Corp. *	73,271
4,208	Convergys Corp. *	53,442
1,437	Global Payments, Inc.	63,645
1,733	Hewitt Associates, Inc., Class A *	63,861
13,176	Intuit, Inc. *	360,100
1,841	Lexmark International, Inc., Class A *	64,582
3,224	National Semiconductor Corp.	67,543
3,614	Parametric Technology Corp. *	70,003
4,299	QLogic Corp. *	80,993
776	Sohu.com, Inc. *	58,572
2,120	Sybase, Inc. *	71,253
2,577	Synopsys, Inc. *	61,900
1,855	Tech Data Corp. *	64,684
2,768	Total System Services, Inc.	54,197
1,809	Western Digital Corp. *	52,081
14,028	Xilinx, Inc.	348,315
		4,005,571
	Materials—6.1%
5,375	AK Steel Holding Corp.	341,312
930	Compass Minerals International, Inc.	70,308
1,075	Cytec Industries, Inc.	58,115
886	Eastman Chemical Co.	53,125
1,210	Lubrizol (The) Corp.	60,258
6,669	Owens-Illinois, Inc. *	281,699
999	Reliance Steel & Aluminum Co.	63,097
6,494	Sigma-Aldrich Corp.	394,445
		1,322,359

	Telecommunication Services—0.9%
1,913	CenturyTel, Inc.	$71,144
1,435	Embarq Corp.	65,680
5,088	Windstream Corp.	60,649
		197,473
	Utilities—3.5%
905	Energen Corp.	54,481
1,126	National Fuel Gas Co.	56,064
2,511	Piedmont Natural Gas Co., Inc.	67,245
5,941	Questar Corp.	314,159
14,928	Reliant Energy, Inc. *	270,346
		762,295
	Total Common Stocks (Cost $23,001,156)	21,813,051

	Money Market Fund—0.5%
118,681	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $118,681)	118,681

	Total Investments (Cost $23,119,837)(a)—100.5%	21,931,732
	Liabilities in excess of other assets—(0.5%)	(101,137)

	Net Assets—100.0%	$21,830,595

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $23,183,462. The net unrealized depreciation was $1,251,730 which consisted of aggregate gross unrealized appreciation of $670,759 and aggregate gross unrealized depreciation of $1,922,489.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Mid Cap Value Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—19.8%
11,574	Advance Auto Parts, Inc.	$475,576
8,527	Autoliv, Inc.	332,894
20,707	AutoZone, Inc. *	2,697,915
12,636	Dollar Tree, Inc. *	473,850
242,716	E.W. Scripps Co., Class A	1,679,595
37,710	Fortune Brands, Inc.	2,161,160
59,544	Genuine Parts Co.	2,388,310
18,108	Lear Corp. *	260,936
825	NVR, Inc. *	455,664
31,819	RadioShack Corp.	530,741
7,533	Snap-On, Inc.	424,033
9,605	Stanley Works (The)	427,230
34,618	VF Corp.	2,477,956
		14,785,860
	Consumer Staples—16.8%
111,132	ConAgra Foods, Inc.	2,409,342
8,831	J.M. Smucker (The) Co.	430,423
36,127	Lorillard, Inc. *	2,424,483
45,183	Molson Coors Brewing Co., Class B	2,438,527
80,835	Pepsi Bottling Group (The), Inc.	2,251,255
190,177	Sara Lee Corp.	2,597,817
		12,551,847
	Energy—5.6%
86,778	BJ Services Co.	2,551,273
6,846	Cimarex Energy Co.	356,745
6,980	Encore Acquisition Co. *	431,853
14,814	Patterson-UTI Energy, Inc.	421,014
5,232	SEACOR Holdings, Inc. *	437,761
		4,198,646
	Financials—23.6%
15,628	American Financial Group, Inc.	452,743
55,451	Ameriprise Financial, Inc.	2,356,668
6,629	Arch Capital Group Ltd. *	462,240
38,525	Assurant, Inc.	2,316,123
8,625	Bank of Hawaii Corp.	434,614
10,620	Commerce Bancshares, Inc.	463,351
8,340	Cullen/Frost Bankers, Inc.	439,852
10,119	Hanover Insurance Group (The), Inc.	434,307
19,534	HCC Insurance Holdings, Inc.	442,445
1,157	Markel Corp. *	419,991
12,420	Odyssey Re Holdings Corp.	485,249

6,332	PartnerRe Ltd.	$445,266
12,510	Philadelphia Consolidated Holding Co. *	731,210
130,644	Progressive (The) Corp.	2,645,540
9,075	Reinsurance Group of America, Inc.	451,028
8,476	StanCorp Financial Group, Inc.	418,630
7,354	Torchmark Corp.	426,900
7,220	Transatlantic Holdings, Inc.	418,327
108,825	Unum Group	2,629,212
17,212	W.R. Berkley Corp.	406,547
13,016	Willis Group Holdings Ltd.	407,010
		17,687,253
	Health Care—7.0%
11,286	AmerisourceBergen Corp.	472,545
64,548	CIGNA Corp.	2,389,566
56,934	Coventry Health Care, Inc. *	2,013,756
10,728	Kinetic Concepts, Inc. *	374,944
		5,250,811
	Industrials—5.3%
4,295	Alliant Techsystems, Inc. *	425,162
56,196	Cooper Industries Ltd., Class A	2,369,785
8,786	Gardner Denver, Inc. *	400,642
14,200	R.R. Donnelley & Sons Co.	379,140
6,344	Ryder System, Inc.	418,450
		3,993,179
	Information Technology—7.0%
57,834	Brocade Communications Systems, Inc. *	390,380
53,325	Computer Sciences Corp. *	2,526,004
45,756	Compuware Corp. *	503,316
28,895	Convergys Corp. *	366,967
12,654	Lexmark International, Inc., Class A *	443,902
29,534	QLogic Corp. *	556,421
17,690	Synopsys, Inc. *	424,914
		5,211,904
	Materials—4.9%
53,820	Celanese Corp., Series A	2,073,685
7,381	Cytec Industries, Inc.	399,017
6,085	Eastman Chemical Co.	364,857
8,310	Lubrizol (The) Corp.	413,838
6,859	Reliance Steel & Aluminum Co.	433,214
		3,684,611
	Telecommunication Services—4.6%
13,411	CenturyTel, Inc.	498,755
9,852	Embarq Corp.	450,926
540,324	Qwest Communications International, Inc.	2,069,441

34,956	Windstream Corp.	$416,676
		3,435,798
	Utilities—5.5%
10,533	DTE Energy Co.	431,642
6,215	Energen Corp.	374,143
7,737	National Fuel Gas Co.	385,225
17,244	Piedmont Natural Gas Co., Inc.	461,794
122,976	Xcel Energy, Inc.	2,466,899
		4,119,703
	Total Common Stocks (Cost $83,454,645)	74,919,612

	Money Market Fund—0.1%
22,251	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $22,251)	22,251

	Total Investments (Cost $83,476,896)(a)—100.2%	74,941,863
	Liabilities in excess of other assets—(0.2%)	(115,254)

	Net Assets—100.0%	$74,826,609

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $83,546,352. The net unrealized depreciation was $8,604,489 which consisted of aggregate gross unrealized appreciation of $828,077 and aggregate gross unrealized depreciation of $9,432,566.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Small Cap Growth Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—11.3%
27,915	1-800-FLOWERS.COM, Inc., Class A *	$153,812
25,236	Arbitron, Inc.	1,186,092
4,336	Blue Nile, Inc. *	167,023
27,456	Buckle (The), Inc.	1,413,159
3,561	Capella Education Co. *	185,884
18,059	Corinthian Colleges, Inc. *	284,429
9,152	Overstock.com, Inc. *	162,540
24,228	Panera Bread Co., Class A *	1,213,823
8,697	PF Chang’s China Bistro, Inc. *	226,122
11,245	Superior Industries International, Inc.	189,928
28,821	thinkorswim Group, Inc. *	231,433
9,139	True Religion Apparel, Inc. *	236,152
57,213	Visteon Corp. *	163,057
		5,813,454
	Consumer Staples—2.9%
78,116	Darling International, Inc. *	1,263,917
13,779	Inter Parfums, Inc.	206,409
		1,470,326
	Energy—7.7%
45,184	Alliance Holdings GP LP	1,324,343
51,408	Bois d’Arc Energy, Inc. *	1,125,835
39,923	Gran Tierra Energy, Inc. (Canada) *	202,410
39,429	McMoRan Exploration Co. *	1,057,880
5,893	PHI, Inc. *	236,722
		3,947,190
	Financials—2.3%
5,902	FCStone Group, Inc. *	113,673
106,287	GFI Group, Inc.	1,072,435
		1,186,108
	Health Care—21.6%
24,770	Amedisys, Inc. *	1,588,252
3,445	Analogic Corp.	252,105
8,656	CONMED Corp. *	263,056
12,120	Cubist Pharmaceuticals, Inc. *	274,639
13,039	Cyberonics, Inc. *	360,137
17,260	Dionex Corp. *	1,199,915
14,453	eResearchTechnology, Inc. *	210,436
22,331	Haemonetics Corp. *	1,296,538
7,397	HealthExtras, Inc. *	221,984
67,186	Healthsouth Corp. *	1,103,194
9,243	KV Pharmaceutical Co., Class A *	189,389
6,119	Martek Biosciences Corp. *	230,136
9,719	Medicis Pharmaceutical Corp., Class A	178,441
7,880	Meridian Bioscience, Inc.	204,959

51,170	Parexel International Corp. *	$1,495,699
12,681	PSS World Medical, Inc. *	212,534
13,543	Quidel Corp. *	274,381
16,094	Sun Healthcare Group, Inc. *	229,983
22,674	Varian, Inc. *	1,120,096
6,370	Zoll Medical Corp. *	200,655
		11,106,529
	Industrials—21.4%
5,003	Advisory Board (The) Co. *	191,865
8,047	American Ecology Corp.	253,561
3,907	Axsys Technologies, Inc. *	286,930
4,703	Badger Meter, Inc.	264,920
27,123	CBIZ, Inc. *	222,137
5,512	Chart Industries, Inc. *	291,695
4,328	CIRCOR International, Inc.	257,776
17,722	Clean Harbors, Inc. *	1,383,024
20,316	Esterline Technologies Corp. *	991,014
7,085	Exponent, Inc. *	216,376
62,700	First Advantage Corp., Class A *	950,532
6,240	Forward Air Corp.	228,322
5,265	Gorman-Rupp (The) Co.	234,503
5,905	II-VI, Inc. *	227,106
20,591	Kaydon Corp.	976,425
11,466	Navigant Consulting, Inc. *	211,892
48,474	Orbital Sciences Corp. *	1,212,335
9,750	Polypore International, Inc. *	254,963
6,117	Raven Industries, Inc.	232,752
10,998	Resources Connection, Inc.	254,494
79,095	Rollins, Inc.	1,350,943
7,319	Stanley, Inc. *	228,572
5,759	Sun Hydraulics Corp.	237,271
		10,959,408
	Information Technology—31.5%
13,480	Actel Corp. *	185,350
5,382	Advent Software, Inc. *	234,332
7,727	ATMI, Inc. *	174,089
9,763	Blackbaud, Inc.	174,367
6,226	Cabot Microelectronics Corp. *	243,063
24,689	CACI International, Inc., Class A *	1,110,017
8,302	Cognex Corp.	156,493
4,992	Comtech Telecommunications Corp. *	245,257
31,408	Digital River, Inc. *	1,252,865
30,056	Entegris, Inc. *	190,254
7,647	Forrester Research, Inc. *	257,704
31,506	Hittite Microwave Corp. *	1,005,672
69,914	Informatica Corp. *	1,131,908
55,678	Intermec, Inc. *	1,047,860
17,238	Interwoven, Inc. *	242,711
9,104	Manhattan Associates, Inc. *	223,412
24,076	Micrel, Inc.	229,204
2,903	MicroStrategy, Inc., Class A *	175,457
45,009	Net 1 UEPS Technologies, Inc. (South Africa)*	1,061,312
7,015	Quality Systems, Inc.	230,443
6,531	Rofin-Sinar Technologies, Inc. *	221,140
35,020	Sapient Corp. *	226,229
13,190	Semtech Corp. *	192,178
32,876	Silicon Image, Inc. *	230,461
34,155	Silicon Laboratories, Inc. *	1,117,210

46,140	Solera Holdings, Inc. *	$1,337,599
5,868	SPSS, Inc. *	193,937
53,363	SRA International, Inc., Class A *	1,171,318
18,121	STEC, Inc. *	181,210
38,477	Syntel, Inc.	1,267,817
27,485	Tivo, Inc. *	211,085
14,665	Tyler Technologies, Inc. *	234,347
		16,156,301
	Materials—0.5%
13,042	Calgon Carbon Corp. *	247,798

	Telecommunication Services—0.8%
51,364	ICO Global Communications Holdings Ltd. *	202,888
8,279	NTELOS Holdings Corp.	197,951
		400,839

	Total Investments (Cost $53,138,845)(a)—100.0%	51,287,953
	Other assets less liabilities—0.0%	3,858

	Net Assets—100.0%	$51,291,811

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $53,184,981. The net unrealized depreciation was $1,897,028 which consisted of aggregate gross unrealized appreciation of $2,409,390 and aggregate gross unrealized depreciation of $4,306,418.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Small Cap Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—11.2%
4,985	1-800-FLOWERS.COM, Inc., Class A*	$27,467
10,037	Aaron Rents, Inc.	275,716
8,207	AnnTaylor Stores Corp.*	185,068
4,506	Arbitron, Inc.	211,782
1,843	ATC Technology Corp.*	46,296
2,121	Blyth, Inc.	30,861
2,629	Cato Corp. (The), Class A	47,033
1,142	CEC Entertainment, Inc.*	39,810
2,668	Dress Barn, Inc.*	43,035
2,935	Furniture Brands International, Inc.	34,838
895	Gymboree Corp.*	33,473
4,720	Matthews International Corp., Class A	235,575
6,849	Meredith Corp.	175,060
1,859	Movado Group, Inc.	39,969
1,402	Papa John’s International, Inc.*	39,663
983	Pre-Paid Legal Services, Inc.*	41,306
1,361	Regis Corp.	38,094
10,711	Rent-A-Center, Inc.*	227,073
2,242	Timberland Co., Class A*	32,150
2,597	Valassis Communications, Inc.*	22,906
10,216	Visteon Corp.*	29,116
7,827	Wolverine World Wide, Inc.	209,216
		2,065,507
	Consumer Staples—4.7%
6,867	Alliance One International, Inc.*	30,695
1,696	Chiquita Brands International, Inc.*	26,034
2,460	Inter Parfums, Inc.	36,851
4,738	Longs Drug Stores Corp.	221,502
6,881	NBTY, Inc.*	237,326
2,409	Nu Skin Enterprises, Inc., Class A	38,929
3,783	Prestige Brands Holdings, Inc.*	37,527
3,745	Ralcorp Holdings, Inc.*	202,080
1,192	WD-40 Co.	40,731
		871,675
	Energy—5.4%
8,069	Alliance Holdings GP LP	236,501
9,180	Bois d’Arc Energy, Inc.*	201,042
438	Clayton Williams Energy, Inc.*	40,822
5,271	Grey Wolf, Inc.*	45,014
518	Lufkin Industries, Inc.	46,206
7,040	McMoRan Exploration Co.*	188,883
1,532	Rosetta Resources, Inc.*	36,186
3,325	Stone Energy Corp.*	169,642
1,075	Trico Marine Services, Inc.*	27,434
		991,730

	Financials—18.4%
907	American Physicians Capital, Inc.	$45,150
2,759	Amtrust Financial Services, Inc.	40,199
951	BancFirst Corp.	44,935
4,627	BGC Partners, Inc., Class A*	32,852
1,691	Chemical Financial Corp.	44,930
960	City Holding Co.	42,701
2,821	CNA Surety Corp.*	36,645
1,710	Community Bank System, Inc.	40,356
1,347	Community Trust Bancorp, Inc.	41,515
3,894	CVB Financial Corp.	44,080
2,162	Employers Holdings, Inc.	38,527
1,409	First Citizens BancShares, Inc., Class A	199,374
18,979	GFI Group, Inc.	191,498
1,058	Harleysville Group, Inc.	37,697
2,533	Horace Mann Educators Corp.	35,107
8,868	International Bancshares Corp.	218,153
7,912	IPC Holdings Ltd.	253,974
12,617	Knight Capital Group, Inc., Class A*	206,793
817	Navigators Group (The), Inc.*	38,857
1,683	NBT Bancorp, Inc.	41,722
2,362	Old National Bancorp	35,855
9,838	optionsXpress Holdings, Inc.	244,081
4,386	ProAssurance Corp.*	214,651
807	RLI Corp.	44,078
1,269	S&T Bancorp, Inc.	42,562
1,067	Safety Insurance Group, Inc.	45,315
1,886	Selective Insurance Group, Inc.	40,738
4,384	SVB Financial Group*	252,474
909	Tompkins Financial Corp.	38,823
2,833	United America Indemnity Ltd., Class A*	36,914
1,144	United Fire & Casualty Co.	31,082
10,742	Validus Holdings Ltd.	245,025
4,048	Westamerica Bancorp	210,496
9,890	Whitney Holding Corp.	203,338
933	World Acceptance Corp.*	30,565
		3,391,062
	Health Care—14.1%
8,139	AMERIGROUP Corp.*	206,731
2,371	AMN Healthcare Services, Inc.*	44,812
1,513	Amsurg Corp.*	40,548
616	Analogic Corp.	45,079
1,955	Centene Corp.*	43,616
1,546	CONMED Corp.*	46,983
3,082	Dionex Corp.*	214,261
1,771	Emergency Medical Services Corp., Class A*	47,852
2,581	eResearchTechnology, Inc.*	37,579
28,957	Health Management Associates, Inc., Class A*	178,086
11,997	Healthsouth Corp.*	196,991
2,221	Healthspring, Inc.*	43,198
7,308	Hill-Rom Holdings, Inc.	205,282
2,270	Invacare Corp.	53,413
1,496	Kindred Healthcare, Inc.*	40,347
1,650	KV Pharmaceutical Co., Class A*	33,809
690	Landauer, Inc.	44,388
7,025	LifePoint Hospitals, Inc.*	201,126
5,583	Magellan Health Services, Inc.*	233,090
1,736	Medicis Pharmaceutical Corp., Class A	31,873
1,408	Meridian Bioscience, Inc.	36,622

9,138	Parexel International Corp.*	$267,103
2,164	Res-Care, Inc.*	39,731
4,049	Varian, Inc.*	200,021
4,304	ViroPharma, Inc.*	52,982
		2,585,523
	Industrials—19.4%
1,141	A.O. Smith Corp.	45,298
1,478	Administaff, Inc.	42,433
894	Advisory Board (The) Co.*	34,285
1,437	American Ecology Corp.	45,280
1,497	Applied Industrial Technologies, Inc.	40,000
1,111	Arkansas Best Corp.	41,263
698	Axsys Technologies, Inc.*	51,261
840	Badger Meter, Inc.	47,317
2,946	Blount International, Inc.*	33,378
4,845	CBIZ, Inc.*	39,681
1,448	CDI Corp.	29,800
956	Ceradyne, Inc.*	44,311
3,164	Clean Harbors, Inc.*	246,919
4,975	Corporate Executive Board Co.	186,463
7,657	EMCOR Group, Inc.*	230,629
1,029	EnPro Industries, Inc.*	37,054
3,629	Esterline Technologies Corp.*	177,023
1,265	Exponent, Inc.*	38,633
2,057	First Advantage Corp., Class A*	31,184
1,114	Forward Air Corp.	40,761
5,505	Genesee & Wyoming, Inc., Class A*	222,787
14,591	Heartland Express, Inc.	248,631
1,144	HUB Group, Inc., Class A*	44,456
1,056	II-VI, Inc.*	40,614
3,595	MPS Group, Inc.*	41,414
2,049	Navigant Consulting, Inc.*	37,866
1,368	Old Dominion Freight Line, Inc.*	50,206
8,656	Orbital Sciences Corp.*	216,487
1,837	Pacer International, Inc.	43,610
1,093	Raven Industries, Inc.	41,589
14,124	Rollins, Inc.	241,238
2,550	Rush Enterprises, Inc., Class A*	28,790
2,466	Schawk, Inc.	31,885
2,670	SkyWest, Inc.	40,637
1,993	Sykes Enterprises, Inc.*	35,196
1,183	Tecumseh Products Co., Class A*	38,743
10,913	United Rentals, Inc.*	176,572
1,251	Viad Corp.	38,130
11,864	Werner Enterprises, Inc.	282,482
5,071	WESCO International, Inc.*	190,923
		3,575,229
	Information Technology—19.2%
2,406	Actel Corp.*	33,083
9,028	ADTRAN, Inc.	201,866
21,080	Amkor Technology, Inc.*	184,661
2,323	Benchmark Electronics, Inc.*	34,009
4,408	CACI International, Inc., Class A*	198,184
2,755	CMGI, Inc.*	33,721
1,482	Cognex Corp.	27,936
1,363	Coherent, Inc.*	47,024
891	Comtech Telecommunications Corp.*	43,775
5,609	Digital River, Inc.*	223,742

4,300	EarthLink, Inc.*	$38,700
2,943	Emulex Corp.*	33,168
1,367	Forrester Research, Inc.*	46,068
4,290	Harmonic, Inc.*	33,419
1,033	Hittite Microwave Corp.*	32,973
12,484	Informatica Corp.*	202,116
9,943	Intermec, Inc.*	187,127
1,556	j2 Global Communications, Inc.*	37,297
2,023	JDA Software Group, Inc.*	34,533
1,625	Manhattan Associates, Inc.*	39,878
4,300	Micrel, Inc.	40,936
519	MicroStrategy, Inc., Class A*	31,368
1,752	MKS Instruments, Inc.*	36,091
1,091	MTS Systems Corp.	45,702
2,059	Multi-Fineline Electronix, Inc.*	54,934
1,476	Net 1 UEPS Technologies, Inc.*	34,804
1,699	Plantronics, Inc.	41,371
1,462	Plexus Corp.*	41,667
13,211	Quest Software, Inc.*	199,618
1,167	Rofin-Sinar Technologies, Inc.*	39,515
1,378	ScanSource, Inc.*	42,291
5,871	Silicon Image, Inc.*	41,156
6,098	Silicon Laboratories, Inc.*	199,466
8,240	Solera Holdings, Inc.*	238,877
1,048	SPSS, Inc.*	34,636
9,529	SRA International, Inc., Class A*	209,161
1,266	Standard Microsystems Corp.*	33,574
6,872	Syntel, Inc.	226,431
2,458	Tekelec*	38,320
1,649	TNS, Inc.*	37,597
2,835	TTM Technologies, Inc.*	31,894
2,619	Tyler Technologies, Inc.*	41,852
3,375	United Online, Inc.	36,653
2,347	Websense, Inc.*	48,982
		3,540,176
	Materials—3.7%
2,330	Calgon Carbon Corp.*	44,270
2,649	Glatfelter	38,728
1,676	Innospec, Inc.	29,732
3,228	Minerals Technologies, Inc.	208,238
528	NewMarket Corp.	32,609
9,987	Olin Corp.	297,014
635	Olympic Steel, Inc.	32,290
		682,881
	Telecommunication Services—0.8%
1,378	Atlantic Tele-Network, Inc.	42,153
9,172	ICO Global Communications Holdings Ltd.*	36,229
2,724	Premiere Global Services, Inc.*	41,160
1,914	Syniverse Holdings, Inc.*	31,007
		150,549
	Utilities—3.1%
1,032	Laclede Group (The), Inc.	43,767
5,504	Nicor, Inc.	219,169
905	Northwest Natural Gas Co.	40,951
1,079	South Jersey Industries, Inc.	40,247

6,441	WGL Holdings, Inc.	$222,408
		566,542
	Total Common Stocks (Cost $18,967,516)	18,420,874

	Money Market Fund—0.4%
68,075	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $68,075)	68,075

	Total Investments (Cost $19,035,591)(a)—100.4%	18,488,949
	Liabilities in excess of other assets—(0.4%)	(70,119)

	Net Assets—100.0%	$18,418,830

*Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $19,076,507. The net unrealized depreciation was $587,558 which consisted of aggregate gross unrealized appreciation of $777,341 and aggregate gross unrealized depreciation of $1,364,899.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—12.9%
84,329	AnnTaylor Stores Corp.*	$1,901,619
18,940	ATC Technology Corp.*	475,773
21,792	Blyth, Inc.	317,074
27,012	Cato Corp. (The), Class A	483,245
11,735	CEC Entertainment, Inc.*	409,082
27,414	Dress Barn (The), Inc.*	442,188
93,974	Jack in the Box, Inc.*	2,027,959
70,372	Meredith Corp.	1,798,708
19,103	Movado Group, Inc.	410,715
14,411	Papa John’s International, Inc.*	407,687
13,978	Regis Corp.	391,244
110,053	Rent-A-Center, Inc.*	2,333,123
13,636	Scholastic Corp.*	351,672
26,689	Valassis Communications, Inc.*	235,397
		11,985,486
	Consumer Staples—6.5%
17,423	Chiquita Brands International, Inc.*	267,443
8,200	Coca-Cola Bottling Co. Consolidated	275,766
48,692	Longs Drug Stores Corp.	2,276,351
70,695	NBTY, Inc.*	2,438,271
38,872	Prestige Brands Holdings, Inc.*	385,610
12,243	WD-40 Co.	418,343
		6,061,784
	Energy—5.9%
54,163	Grey Wolf, Inc.*	462,552
133,772	Key Energy Services, Inc.*	2,148,379
5,315	Lufkin Industries, Inc.	474,098
15,747	Rosetta Resources, Inc.*	371,944
34,165	Stone Energy Corp.*	1,743,098
11,048	Trico Marine Services, Inc.*	281,945
		5,482,016
	Financials—30.7%
9,317	American Physicians Capital, Inc.	463,800
28,349	Amtrust Financial Services, Inc.	413,045
9,765	BancFirst Corp.	461,396
17,380	Chemical Financial Corp.	461,787
9,857	City Holding Co.	438,439
28,988	CNA Surety Corp.*	376,554
17,575	Community Bank System, Inc.	414,770
13,840	Community Trust Bancorp, Inc.	426,549
40,008	CVB Financial Corp.	452,891
79,922	Delphi Financial Group, Inc., Class A	1,994,054
22,215	Employers Holdings, Inc.	395,871
14,482	First Citizens BancShares, Inc., Class A	2,049,203
114,246	FirstMerit Corp.	2,248,361
10,872	Harleysville Group, Inc.	387,369
26,033	Horace Mann Educators Corp.	360,817
81,300	IPC Holdings Ltd.	2,609,730

8,400	Navigators Group (The), Inc.*	$399,504
17,295	NBT Bancorp, Inc.	428,743
227,929	Phoenix (The) Cos., Inc.	2,217,749
45,070	ProAssurance Corp.*	2,205,726
8,292	RLI Corp.	452,909
13,046	S&T Bancorp, Inc.	437,563
10,969	Safety Insurance Group, Inc.	465,853
19,383	Selective Insurance Group	418,673
15,392	State Auto Financial Corp.	444,983
29,107	United America Indemnity Ltd., Class A*	379,264
11,751	United Fire & Casualty Co.	319,275
41,602	Westamerica Bancorp	2,163,304
101,624	Whitney Holding Corp.	2,089,389
57,222	Zenith National Insurance Corp.	1,969,009
		28,346,580
	Health Care—9.2%
83,625	AMERIGROUP Corp.*	2,124,075
20,089	Centene Corp.*	448,186
22,825	Healthspring, Inc.*	443,946
75,087	Hill-Rom Holdings, Inc.	2,109,194
15,371	Kindred Healthcare, Inc.*	414,556
72,176	LifePoint Hospitals, Inc.*	2,066,399
22,237	Res-Care, Inc.*	408,271
44,222	ViroPharma, Inc.*	544,373
		8,559,000
	Industrials—12.4%
11,732	A.O. Smith Corp.	465,760
15,382	Applied Industrial Technologies, Inc.	411,007
11,412	Arkansas Best Corp.	423,842
9,833	Ceradyne, Inc.*	455,760
14,875	Columbus McKinnon Corp.*	382,436
16,776	Cubic Corp.	448,255
18,824	Deluxe Corp.	269,183
10,576	EnPro Industries, Inc.*	380,842
18,882	Pacer International, Inc.	448,259
26,210	Rush Enterprises, Inc., Class A*	295,911
27,432	Skywest, Inc.	417,515
112,137	United Rentals, Inc.*	1,814,377
12,860	Viad Corp.	391,973
121,908	Werner Enterprises, Inc.	2,902,628
52,109	WESCO International, Inc.*	1,961,904
		11,469,652
	Information Technology—10.3%
216,597	Amkor Technology, Inc.*	1,897,389
14,010	Coherent, Inc.*	483,345
44,176	EarthLink, Inc.*	397,584
30,248	Emulex Corp.*	340,895
153,927	Fairchild Semiconductor International, Inc.*	1,870,213
99,608	International Rectifier Corp.*	1,681,383

20,788	JDA Software Group, Inc.*	$354,851
17,999	MKS Instruments, Inc.*	370,779
36,942	MPS Group, Inc.*	425,572
11,207	MTS Systems Corp.	469,461
17,460	Plantronics, Inc.	425,151
10,821	Rogers Corp.*	447,016
34,675	United Online, Inc.	376,571
		9,540,210
	Materials—3.7%
102,619	Olin Corp.	3,051,889
6,527	Olympic Steel, Inc.	331,898
		3,383,787
	Telecommunication Services—0.8%
14,156	Atlantic Tele-Network, Inc.	433,032
19,670	Syniverse Holdings, Inc.*	318,654
		751,686
	Utilities—7.6%
65,519	Black Hills Corp.	2,114,298
56,550	Nicor, Inc.	2,251,821
11,087	South Jersey Industries, Inc.	413,545
66,178	WGL Holdings, Inc.	2,285,127
		7,064,791
	Total Common Stocks (Cost $99,301,077)	92,644,992

	Money Market Fund—0.1%
106,273	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $106,273)	106,273

	Total Investments (Cost $99,407,350) (a)—100.1%	92,751,265
	Liabilities in excess of other assets—(0.1%)	(134,436)

	Net Assets—100.0%	$92,616,829

*	Non-Income Producing Security

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $99,698,662.  The net unrealized depreciation was $6,947,397 which consisted of aggregate gross unrealized appreciation of $3,604,223 and aggregate gross unrealized depreciation of $10,551,620.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—98.4%
	Consumer Discretionary—9.0%
231	1-800-FLOWERS.COM, Inc., Class A *	$1,273
131	A.C. Moore Arts & Crafts, Inc. *	1,027
182	AFC Enterprises, Inc. *	1,394
92	Alloy, Inc. *	664
170	Ambassadors Group, Inc.	2,644
71	Ambassadors International, Inc. *	190
104	America’s Car-Mart, Inc. *	2,072
190	Amerigon, Inc. *	1,258
104	Arctic Cat, Inc.	926
193	ATC Technology Corp. *	4,848
181	Audiovox Corp., Class A *	1,653
1,000	Ballard Power Systems, Inc. (Canada) *	4,070
103	Bassett Furniture Industries, Inc.	1,225
41	Benihana, Inc. *	273
78	Benihana, Inc., Class A *	520
194	Big 5 Sporting Goods Corp.	1,550
230	BJ’s Restaurants, Inc. *	2,496
93	Bon-Ton Stores (The), Inc.	466
104	Books-A-Million, Inc.	634
115	Buffalo Wild Wings, Inc. *	3,787
136	Cache, Inc. *	1,924
254	California Pizza Kitchen, Inc. *	3,315
83	Carmike Cinemas, Inc.	544
95	Carrols Restaurant Group, Inc. *	545
364	Casual Male Retail Group, Inc. *	1,478
56	Cavco Industries, Inc. *	1,887
154	Century Casinos, Inc. *	457
164	Charlotte Russe Holding, Inc. *	2,125
3,504	Charter Communications, Inc., Class A *	3,995
78	Cherokee, Inc.	1,623
92	Citi Trends, Inc. *	2,128
157	Conn’s, Inc. *	2,465
68	Core-Mark Holding Co., Inc. *	1,852
359	Cosi, Inc. *	930
129	Crown Media Holdings, Inc., Class A *	547
241	Cumulus Media, Inc., Class A *	709
269	dELiA*s, Inc. *	430
818	Denny’s Corp. *	2,110
107	Dixie Group, Inc. *	587
632	drugstore.com, Inc. *	1,352
267	Eddie Bauer Holdings, Inc. *	1,486
138	Einstein Noah Restaurant Group, Inc. *	1,591
267	Emmis Communications Corp., Class A *	494
193	Empire Resorts, Inc. *	589
111	Escalade, Inc.	501
658	Exide Technologies *	10,395
140	FGX International Holdings Ltd. *	1,624
430	Finish Line (The), Inc., Class A	4,666
57	Fisher Communications, Inc. *	2,115
353	Fred’s, Inc., Class A	4,540
102	Fuel Systems Solutions, Inc. *	3,817
126	Gaiam, Inc., Class A *	1,847
107	G-III Apparel Group Ltd. *	1,715

265	Great Wolf Resorts, Inc. *	$1,089
461	Harris Interactive, Inc. *	636
875	Hayes Lemmerz International, Inc. *	2,039
71	Heelys, Inc. *	321
202	Helen of Troy Ltd. *	4,153
80	Home Inns & Hotels Management, Inc. ADR (China) *	1,251
104	Hooker Furniture Corp.	1,739
381	HOT Topic, Inc. *	2,396
352	Imax Corp. (Canada) *	2,707
43	iRobot Corp. *	596
460	Jamba, Inc. *	455
157	JOS. A. Bank Clothiers, Inc. *	3,517
309	Knology, Inc. *	3,226
232	K-Swiss, Inc., Class A	3,587
160	Lakes Entertainment, Inc. *	854
108	Learning Tree International, Inc. *	1,722
82	Lifetime Brands, Inc.	738
68	Lincoln Educational Services Corp. *	938
199	LodgeNet Interactive Corp. *	693
128	McCormick & Schmick’s Seafood Restaurants, Inc. *	1,038
230	MDC Partners, Inc., Class A (Canada) *	1,990
515	Mediacom Communications Corp., Class A *	2,941
125	Monarch Casino & Resort, Inc. *	1,540
162	Monro Muffler, Inc.	2,950
304	Morgans Hotel Group Co. *	4,405
52	Mothers Work, Inc. *	761
241	MTR Gaming Group, Inc. *	889
230	Multimedia Games, Inc. *	1,187
120	NET Servicos de Comunicacao S.A. ADR (Brazil)	1,507
209	New Frontier Media, Inc. *	698
481	NexCen Brands, Inc. *	193
155	Noble International Ltd. *	513
194	O’Charleys, Inc.	2,183
118	Outdoor Channel Holdings, Inc. *	813
155	Overstock.com, Inc. *	2,753
200	Palm Harbor Homes, Inc. *	1,662
211	Parent (The) Co. *	346
121	Peet’s Coffee & Tea, Inc. *	2,358
96	Perry Ellis International, Inc. *	2,088
161	PetMed Express, Inc. *	2,335
263	Premier Exhibitions, Inc. *	1,173
212	Princeton Review, Inc. *	1,632
233	Private Media Group Ltd. *	315
543	Progressive Gaming International Corp. *	652
577	Radio One, Inc., Class D *	571
166	RC2 Corp. *	3,811
330	RCN Corp. *	4,016
45	RRSat Global Communications Network Ltd. (Israel)	630
151	Ruth’s Hospitality Group, Inc. *	720
120	Salem Communications Corp., Class A	187
391	Select Comfort Corp. *	774
57	Shiloh Industries, Inc.	566
83	Shoe Carnival, Inc. *	1,270
308	Shuffle Master, Inc. *	1,488
104	Shutterfly, Inc. *	950
248	Silverleaf Resorts, Inc. *	565
231	Sinclair Broadcast Group, Inc., Class A	1,763
262	Smith & Wesson Holding Corp. *	1,176
453	Source Interlink Cos., Inc. *	770
286	Spartan Motors, Inc.	1,550
130	Stamps.com, Inc. *	1,769
91	Stanley Furniture Co., Inc.	774

273	Stein Mart, Inc.	$1,220
176	Steven Madden Ltd. *	3,958
31	Strattec Security Corp.	1,022
814	Syntax-Brillian Corp. *	15
573	thinkorswim Group, Inc. *	4,601
92	Town Sports International Holdings, Inc. *	919
204	Trans World Entertainment Corp. *	636
154	True Religion Apparel, Inc. *	3,979
203	Trump Entertainment Resorts, Inc. *	315
274	Tuesday Morning Corp. *	1,052
127	Universal Electronics, Inc. *	2,885
104	US Auto Parts Network, Inc. *	341
236	ValueVision Media, Inc., Class A *	722
116	VCG Holding Corp. *	447
143	West Marine, Inc. *	596
818	Wet Seal (The), Inc., Class A *	3,591
101	Weyco Group, Inc.	2,933
157	Wonder Auto Technology, Inc. *	1,328
372	WorldSpace, Inc., Class A *	491
		225,333
	Consumer Staples—3.2%
95	AgFeed Industries, Inc. (China) *	1,340
48	Alico, Inc.	2,037
156	Andersons (The), Inc.	7,089
21	Arden Group, Inc., Class A	3,026
125	Calavo Growers, Inc.	1,416
140	Cal-Maine Foods, Inc.	5,306
194	Central Garden & Pet Co. *	896
417	Central Garden & Pet Co., Class A *	1,743
44	Coca-Cola Bottling Co. Consolidated	1,480
372	Cresud S.A. ADR (Argentina)	4,948
140	Diamond Foods, Inc.	3,405
70	Farmer Bros. Co.	1,844
156	Green Mountain Coffee Roasters, Inc. *	5,671
103	Imperial Sugar Co.	1,440
54	Ingles Markets, Inc., Class A	1,313
108	Inter Parfums, Inc.	1,618
122	J & J Snack Foods Corp.	3,864
229	Jones Soda Co. *	577
174	Mannatech, Inc.	1,154
108	MGP Ingredients, Inc.	594
117	Nash Finch Co.	4,618
120	National Beverage Corp. *	935
97	Nutraceutical International Corp. *	1,184
86	Origin Agritech Ltd. (British Virgin Islands) *	399
123	Physicians Formula Holdings, Inc. *	1,148
259	PriceSmart, Inc.	6,074
105	Reliv International, Inc.	547
548	Smart Balance, Inc. *	4,055
189	Spartan Stores, Inc.	4,496
559	SunOpta, Inc. (Canada) *	2,968
74	Susser Holdings Corp. *	913
170	Zhongpin, Inc. *	1,981
		80,079
	Energy—5.3%
103	APCO Argentina, Inc. (Argentina)	2,951
400	Brigham Exploration Co. *	5,600
114	Bronco Drilling Co., Inc. *	1,995

50	Clayton Williams Energy, Inc. *	$4,660
116	Clean Energy Fuels Corp. *	1,543
63	Dampskibsselskabet Torm A/S ADR (Denmark)	2,036
67	Dawson Geophysical Co. *	4,397
80	Double Eagle Petroleum Co. *	1,221
248	Edge Petroleum Corp. *	1,275
176	ENGlobal Corp. *	2,172
331	FX Energy, Inc. *	2,251
169	GeoMet, Inc. *	1,120
116	GMX Resources, Inc. *	6,809
124	Gulf Island Fabrication, Inc.	5,499
278	Gulfport Energy Corp. *	4,009
1,607	Ivanhoe Energy, Inc. (Canada) *	3,905
186	James River Coal Co. *	8,063
150	Knightsbridge Tankers Ltd. (Bermuda)	4,817
244	Matrix Service Co. *	5,507
85	Mitcham Industries, Inc. *	1,307
229	NGAS Resources, Inc. *	1,472
39	OYO Geospace Corp. *	1,834
353	Pacific Ethanol, Inc. *	660
361	Parallel Petroleum Corp. *	5,913
109	PHI, Inc. *	4,379
6	PrimeEnergy Corp. *	363
197	Quest Resource Corp. *	1,808
266	RAM Energy Resources, Inc. *	1,240
135	Rex Energy Corp. *	2,687
146	StealthGas, Inc. (Greece)	2,190
90	Superior Offshore International, Inc. *	54
154	Superior Well Services, Inc. *	4,891
106	T-3 Energy Services, Inc. *	7,268
320	Tesco Corp. (Canada) *	9,942
170	TOP Ships, Inc. (Greece) *	877
127	Toreador Resources Corp. *	903
522	Transglobe Energy Corp. (Canada) *	2,203
33	Trico Marine Services, Inc. *	842
299	TXCO Resources, Inc. *	2,811
96	Union Drilling, Inc. *	1,849
453	Uranium Resources, Inc. *	1,296
416	Verenium Corp. *	836
509	Warren Resources, Inc. *	5,945
		133,400
	Financials—15.8%
160	1st Source Corp.	3,734
72	21st Century Holding Co.	612
214	Abington Bancorp, Inc.	2,136
95	Advanta Corp., Class A	650
248	Advanta Corp., Class B	1,962
134	Affirmative Insurance Holdings, Inc.	899
198	AMCORE Financial, Inc.	1,216
30	American Bancorp of New Jersey	299
92	American Physicians Capital, Inc.	4,580
149	AmericanWest Bancorp	225
118	Ameris Bancorp	1,266
164	Amerisafe, Inc. *	2,980
202	Ampal American Israel Corp., Class A *	1,125
187	Anchor Bancorp Wisconsin, Inc.	1,346
93	Arrow Financial Corp.	2,126
134	Asset Acceptance Capital Corp. *	1,577
122	Asta Funding, Inc.	976
54	Avatar Holdings, Inc. *	1,709

82	Baldwin & Lyons, Inc., Class B	$1,743
120	Bancorp (The), Inc. *	697
42	Bancorp Rhode Island, Inc.	1,245
154	BancTrust Financial Group, Inc.	1,155
111	Bank of Florida Corp. *	726
138	Bank of Granite Corp.	1,137
45	Bank of Marin Bancorp	1,282
109	Bank of the Ozarks, Inc.	2,235
195	BankFinancial Corp.	2,822
306	BankUnited Financial Corp., Class A	490
140	Banner Corp.	1,334
92	Berkshire Hills Bancorp, Inc.	2,438
123	Beverly Hills Bancorp, Inc.	139
130	BGC Partners, Inc., Class A *	923
62	Brooke Corp.	37
113	Capital City Bank Group, Inc.	2,684
94	Capital Corp. of the West	447
25	Capital Southwest Corp.	3,260
213	Cardinal Financial Corp.	1,808
245	Cascade Bancorp	1,830
106	Cascade Financial Corp.	858
100	Castlepoint Holdings Ltd. (Bermuda)	929
115	Center Bancorp, Inc.	1,105
107	Center Financial Corp.	1,177
109	Centerstate Banks of Florida, Inc.	1,540
95	CFS Bancorp, Inc.	1,112
72	Citizens First Bancorp, Inc.	280
137	City Bank	1,300
119	Clifton Savings Bancorp, Inc.	1,280
102	CNinsure, Inc. ADR (Cayman Islands) *	1,413
151	CoBiz Financial, Inc.	1,451
87	Columbia Bancorp	379
156	Columbia Banking System, Inc.	2,357
90	Community Bancorp *	433
132	Community Trust Bancorp, Inc.	4,068
362	Corus Bankshares, Inc.	1,415
140	Cowen Group, Inc. *	1,152
156	Danvers Bancorp, Inc. *	1,839
297	Dime Community Bancshares, Inc.	4,969
211	Dollar Financial Corp. *	4,081
128	Donegal Group, Inc., Class A	2,230
64	eHealth, Inc. *	929
24	EMC Insurance Group, Inc.	588
66	Encore Bancshares, Inc. *	1,122
201	Encore Capital Group, Inc. *	2,462
110	Enterprise Financial Services Corp.	2,309
89	Epoch Holding Corp.	1,052
335	EZCORP, Inc., Class A *	6,024
222	F.N.B. Corp.	2,515
64	Farmers Capital Bank Corp.	1,932
61	Fidelity Southern Corp.	239
73	Financial Institutions, Inc.	1,350
125	First Bancorp	1,995
318	First Busey Corp.	4,522
269	First Cash Financial Services, Inc. *	5,130
98	First Community Bancshares, Inc.	3,511
71	First Defiance Financial Corp.	1,054
245	First Financial Bancorp	2,769
87	First Financial Corp.	3,250
102	First Financial Holdings, Inc.	2,038
158	First Merchants Corp.	3,318
144	First Place Financial Corp.	1,565

79	First Regional Bancorp *	$396
147	First Security Group, Inc.	1,072
86	First South Bancorp, Inc.	1,634
176	First State Bancorp	898
185	Flushing Financial Corp.	3,262
100	FNB United Corp.	812
63	Fox Chase Bancorp, Inc. *	743
80	FPIC Insurance Group, Inc. *	3,996
222	Franklin Bank Corp. *	155
138	FX Real Estate & Entertainment, Inc. *	253
96	German American Bancorp, Inc.	1,186
88	Great Southern Bancorp, Inc.	921
113	Greene Bankshares, Inc.	1,557
52	Greenlight Capital Re Ltd., Class A (Cayman Islands) *	1,071
366	Grupo Financiero Galicia S.A. ADR (Argentina) *	1,779
460	Guaranty Bancorp *	2,438
182	Hallmark Financial Services, Inc. *	1,760
301	Hanmi Financial Corp.	1,595
274	Harleysville National Corp.	3,937
203	Harris & Harris Group, Inc. *	1,374
145	Heartland Financial USA, Inc.	2,977
112	Heritage Commerce Corp.	1,170
113	Home Bancshares, Inc.	2,948
75	Home Federal Bancorp, Inc.	773
105	Horizon Financial Corp.	823
112	IBERIABANK Corp.	5,767
198	Independent Bank Corp.	1,004
134	Independent Bank Corp.	3,505
182	Integra Bank Corp.	1,414
37	International Assets Holding Corp. *	1,223
51	Intervest Bancshares Corp., Class A	395
31	Kansas City Life Insurance Co.	1,565
49	K-Fed Bancorp	456
202	Lakeland Bancorp, Inc.	2,325
109	Lakeland Financial Corp.	2,245
81	Legacy Bancorp, Inc.	915
53	Life Partners Holdings, Inc.	1,180
150	Macatawa Bank Corp.	1,403
163	MainSource Financial Group, Inc.	2,910
278	MarketAxess Holdings, Inc. *	2,691
107	Marlin Business Services Corp. *	672
37	MASSBANK Corp.	1,473
141	MBT Financial Corp.	675
153	Medallion Financial Corp.	1,512
75	Mercantile Bank Corp.	663
40	Merchants Bancshares, Inc.	830
101	Meridian Interstate Bancorp, Inc. *	1,005
374	Meruelo Maddux Properties, Inc. *	722
72	MetroCorp Bancshares, Inc.	855
183	Midwest Banc Holdings, Inc.	1,019
227	Nara Bancorp, Inc.	2,379
28	NASB Financial, Inc.	713
50	National Interstate Corp.	1,006
110	Navigators Group (The), Inc. *	5,232
127	NewStar Financial, Inc. *	697
65	North Valley Bancorp	317
55	Northrim BanCorp, Inc.	876
81	OceanFirst Financial Corp.	1,465
106	Old Second Bancorp, Inc.	1,613
169	Origen Financial, Inc.	215
142	Oritani Financial Corp. *	2,357
63	PAB Bankshares, Inc.	523

104	Pacific Continental Corp.	$1,175
92	Pacific Mercantile Bancorp *	599
41	Pennsylvania Commerce Bancorp, Inc. *	1,006
177	Penson Worldwide, Inc. *	3,260
91	Peoples Bancorp, Inc.	1,656
123	Pico Holdings, Inc. *	5,691
195	Pinnacle Financial Partners, Inc. *	4,916
211	PMA Capital Corp., Class A *	2,112
67	Preferred Bank	465
196	Premierwest Bancorp	1,409
193	Presidential Life Corp.	3,096
117	Procentury Corp.	1,925
54	Provident Financial Holdings, Inc.	378
351	Provident New York Bancorp	4,310
50	Prudential Bancorp, Inc. of Pennsylvania	517
66	Pulaski Financial Corp.	686
50	QC Holdings, Inc.	462
612	Quanta Capital Holdings Ltd. (Bermuda) *	1,659
179	RAM Holdings Ltd. (Bermuda) *	297
182	Renasant Corp.	3,223
158	Republic Bancorp, Inc., Class A	4,889
154	Resource America, Inc., Class A	1,802
96	Riverview Bancorp, Inc.	579
85	Rockville Financial, Inc.	1,196
278	Roma Financial Corp.	4,303
48	Royal Bancshares of Pennsylvania, Class A	302
121	S.Y. Bancorp, Inc.	3,122
164	Sanders Morris Harris Group, Inc.	1,271
144	Sandy Spring Bancorp, Inc.	2,392
89	SCBT Financial Corp.	3,093
182	SeaBright Insurance Holdings, Inc. *	2,093
167	Seacoast Banking Corp. of Florida	1,414
165	Security Bank Corp.	866
66	Severn Bancorp, Inc.	385
73	Shore Bancshares, Inc.	1,623
53	SI Financial Group, Inc.	425
63	Sierra Bancorp	1,189
100	Silver State Bancorp *	120
122	Simmons First National Corp., Class A	3,630
86	Smithtown Bancorp, Inc.	1,629
154	Southern Community Financial Corp.	770
120	Southside Bancshares, Inc.	2,380
124	Southwest Bancorp, Inc.	1,729
122	State Bancorp, Inc.	1,548
196	StellarOne Corp.	3,310
66	Stratus Properties, Inc. *	1,782
86	Suffolk Bancorp	2,756
156	Sun Bancorp, Inc. *	1,700
19	SunTrust Banks, Inc.	780
88	Superior Bancorp *	627
47	Taylor Capital Group, Inc.	325
89	Temecula Valley Bancorp, Inc.	473
230	Texas Capital Bancshares, Inc. *	3,715
208	Thomas Properties Group, Inc.	1,720
286	Thomas Weisel Partners Group, Inc. *	1,610
113	TIB Financial Corp.	694
158	TierOne Corp.	779
202	Tower Group, Inc.	4,602
195	TradeStation Group, Inc. *	2,102
65	Triad Guaranty, Inc. *	59
139	Trico Bancshares	2,096
117	Union Bankshares Corp.	2,555

197	United America Indemnity Ltd., Class A *	$2,567
264	United Community Financial Corp.	1,439
155	United Financial Bancorp, Inc.	1,858
78	United Security Bancshares	1,187
113	Univest Corp. of Pennsylvania	2,995
115	US Global Investors, Inc., Class A	1,724
131	Vestin Realty Mortgage II, Inc.	650
113	ViewPoint Financial Group	1,828
88	Vineyard National Bancorp	251
229	Virginia Commerce Bancorp *	1,161
83	Washington Banking Co.	763
117	Washington Trust Bancorp, Inc.	2,794
110	Wauwatosa Holdings, Inc. *	1,209
236	WesBanco, Inc.	5,378
153	West Bancorporation, Inc.	1,802
137	West Coast Bancorp	1,508
279	Westfield Financial, Inc.	2,748
136	Willow Financial Bancorp, Inc.	1,251
191	Wilshire Bancorp, Inc.	2,353
148	World Acceptance Corp. *	4,848
54	WSFS Financial Corp.	2,940
82	ZipRealty, Inc. *	321
		395,091
	Health Care—20.6%
1,162	Aastrom Biosciences, Inc. *	430
190	Abaxis, Inc. *	3,779
286	Abiomed, Inc. *	5,071
323	Acadia Pharmaceuticals, Inc. *	963
232	Accelrys, Inc. *	1,297
279	Acorda Therapeutics, Inc. *	9,153
402	Adolor Corp. *	1,612
40	Affymax, Inc. *	791
106	Air Methods Corp. *	3,039
570	Akorn, Inc. *	2,924
216	Albany Molecular Research, Inc. *	3,305
203	Alexza Pharmaceuticals, Inc. *	1,194
295	Allied Healthcare International, Inc. *	563
142	Allion Healthcare, Inc. *	822
439	Allos Therapeutics, Inc. *	4,219
310	Alphatec Holdings, Inc. *	1,482
201	Altus Pharmaceuticals, Inc. *	953
147	AMAG Pharmaceuticals, Inc. *	6,027
56	American Dental Partners, Inc. *	572
392	AMICAS, Inc. *	1,027
58	Amicus Therapeutics, Inc. *	899
209	AngioDynamics, Inc. *	3,319
741	Angiotech Pharmaceuticals, Inc. (Canada) *	1,445
106	Animal Health International, Inc. *	584
312	Antigenics, Inc. *	615
631	Arena Pharmaceuticals, Inc. *	4,278
601	Ariad Pharmaceuticals, Inc. *	1,965
382	Arqule, Inc. *	1,448
411	Array Biopharma, Inc. *	3,210
149	Aspect Medical Systems, Inc. *	790
184	AspenBio Pharma, Inc. *	1,146
124	AtriCure, Inc. *	1,197
17	Atrion Corp.	1,877
564	AVI BioPharma, Inc. *	694
230	Barrier Therapeutics, Inc. *	950
427	BELLUS Health, Inc. (Canada) *	619

331	BioCryst Pharmaceuticals, Inc. *	$1,099
155	Biodel, Inc. *	2,609
120	BioMimetic Therapeutics, Inc. *	1,608
121	Bio-Reference Labs, Inc. *	3,129
330	BioScrip, Inc. *	1,257
258	BMP Sunstone Corp. (China) *	1,427
568	Bruker Corp. *	7,849
76	Cadence Pharmaceuticals, Inc. *	782
418	Caliper Life Sciences, Inc. *	1,659
202	Candela Corp. *	463
199	Cardiac Science Corp. *	1,771
555	Cardiome Pharma Corp. (Canada) *	6,577
683	Cell Genesys, Inc. *	2,165
437	Cell Therapeutics, Inc. *	150
277	Cerus Corp. *	1,404
177	China Medical Technologies, Inc. ADR (Cayman Islands)	8,481
10	Chindex International, Inc. *	155
185	Clinical Data, Inc. *	3,164
449	Columbia Laboratories, Inc. *	1,832
305	Combinatorx, Inc. *	1,141
47	Computer Programs & Systems, Inc.	1,165
256	Conceptus, Inc. *	4,370
90	Corvel Corp. *	2,948
279	Cross Country Healthcare, Inc. *	4,450
97	Crucell N.V. ADR (Netherlands) *	1,594
56	Cutera, Inc. *	558
519	CV Therapeutics, Inc. *	4,863
179	Cyberonics, Inc. *	4,944
74	Cynosure, Inc., Class A *	1,829
324	Cypress Bioscience, Inc. *	2,819
323	Cytokinetics, Inc. *	1,705
790	CytRx Corp. *	395
101	Datascope Corp.	4,715
538	deCODE genetics, Inc. *	861
740	Dendreon Corp. *	4,381
415	Depomed, Inc. *	1,619
184	DexCom, Inc. *	1,236
845	Discovery Laboratories, Inc. *	1,504
648	Durect Corp. *	2,877
528	Dyax Corp. *	2,276
348	Dynavax Technologies Corp. *	567
187	Emageon, Inc. *	389
373	Endologix, Inc. *	802
383	Enzon Pharmaceuticals, Inc. *	3,133
443	eResearchTechnology, Inc. *	6,450
76	Eurand N.V. (Netherlands) *	1,398
136	Evotec AG ADR (Germany) *	472
76	Exactech, Inc. *	2,184
208	Flamel Technologies S.A. ADR (France) *	2,076
963	Generex Biotechnology Corp. *	761
368	Genitope Corp. *	44
185	Genomic Health, Inc. *	3,985
106	Genoptix, Inc. *	3,090
244	Gentiva Health Services, Inc. *	6,232
695	Geron Corp. *	3,100
127	GTx, Inc. *	2,367
95	Hansen Medical, Inc. *	1,449
132	Health Grades, Inc. *	425
310	HealthTronics, Inc. *	989
55	Helicos BioSciences Corp. *	289
74	Hi-Tech Pharmacal Co., Inc. *	856
213	HMS Holdings Corp. *	5,299

63	Home Diagnostics, Inc. *	$507
357	Hythiam, Inc. *	857
91	ICU Medical, Inc. *	2,587
196	Idenix Pharmaceuticals, Inc. *	1,625
217	I-Flow Corp. *	2,252
370	Immunogen, Inc. *	1,702
730	Incyte Corp. *	6,760
667	Indevus Pharmaceuticals, Inc. *	1,221
170	Infinity Pharmaceuticals, Inc. *	1,282
494	Inspire Pharmaceuticals, Inc. *	1,867
173	Insulet Corp. *	2,413
341	InterMune, Inc. *	5,858
286	Introgen Therapeutics, Inc. *	320
97	IPC The Hospitalist Co., Inc. *	2,090
162	IRIS International, Inc. *	2,735
288	ISTA Pharmaceuticals, Inc. *	628
64	Jazz Pharmaceuticals, Inc. *	431
128	Kendle International, Inc. *	5,267
104	Kensey Nash Corp. *	3,612
377	Keryx Biopharmaceuticals, Inc. *	149
162	LCA-Vision, Inc.	953
898	Lexicon Pharmaceuticals, Inc. *	2,209
118	LHC Group, Inc. *	3,306
835	Ligand Pharmaceuticals, Inc.. Class B *	2,781
320	Luminex Corp. *	7,040
442	MannKind Corp. *	1,604
89	MAP Pharmaceuticals, Inc. *	876
181	Marshall Edwards, Inc. *	364
86	Matrixx Initiatives, Inc. *	1,586
241	Maxygen, Inc. *	1,169
225	MDRNA, Inc. *	281
138	MedCath Corp. *	2,576
140	Medical Action Industries, Inc. *	1,392
189	Medivation, Inc. *	3,780
239	Merit Medical Systems, Inc. *	4,830
98	Metabolix, Inc. *	1,226
136	Micrus Endovascular Corp. *	1,977
109	Molecular Insight Pharmaceuticals, Inc. *	920
237	Momenta Pharmaceuticals, Inc. *	3,929
1,153	Monogram Biosciences, Inc. *	1,234
105	MWI Veterinary Supply, Inc. *	3,679
531	Nabi Biopharmaceuticals *	2,851
146	Nanosphere, Inc. *	1,444
189	Natus Medical, Inc. *	4,387
124	Neogen Corp. *	3,406
330	Neurocrine Biosciences, Inc. *	1,531
183	Neurogen Corp. *	58
90	Neurometrix, Inc. *	125
169	Northstar Neuroscience, Inc. *	303
160	NovaMed, Inc. *	630
538	Novavax, Inc. *	1,356
215	Noven Pharmaceuticals, Inc. *	2,670
407	NPS Pharmaceuticals, Inc. *	2,177
463	Nuvelo, Inc. *	199
240	NxStage Medical, Inc. *	950
76	Obagi Medical Products, Inc. *	724
215	Odyssey HealthCare, Inc. *	2,025
302	Omnicell, Inc. *	4,908
110	Omrix Biopharmaceuticals, Inc. *	2,046
244	Optimer Pharmaceuticals, Inc. *	2,054
408	OraSure Technologies, Inc. *	1,689
223	Orexigen Therapeutics, Inc. *	1,951

657	Orthovita, Inc. *	$1,761
51	Osiris Therapeutics, Inc. *	808
386	Pain Therapeutics, Inc. *	3,289
120	Palomar Medical Technologies, Inc. *	1,535
349	Panacos Pharmaceuticals, Inc. *	230
92	PDI, Inc. *	834
203	Penwest Pharmaceuticals Co. *	617
1,979	Peregrine Pharmaceuticals, Inc. *	732
165	PharmaNet Development Group, Inc. *	3,981
93	Pharmasset, Inc. *	1,923
112	Power Medical Interventions, Inc. *	591
258	Pozen, Inc. *	3,142
260	Progenics Pharmaceuticals, Inc. *	4,290
103	Providence Service (The) Corp. *	1,123
658	QLT, Inc. (Canada) *	2,435
284	Quidel Corp. *	5,754
303	RadNet, Inc. *	1,879
71	Replidyne, Inc. *	85
191	Res-Care, Inc. *	3,507
307	Rigel Pharmaceuticals, Inc. *	7,809
468	RTI Biologics, Inc. *	3,880
29	RXi Pharmaceuticals Corp. *	210
415	Salix Pharmaceuticals Ltd. *	3,312
351	Sangamo Biosciences, Inc. *	3,843
449	Santarus, Inc. *	1,073
463	Savient Pharmaceuticals, Inc. *	12,306
401	Sciclone Pharmaceuticals, Inc. *	626
678	Seattle Genetics, Inc. *	7,702
199	Senomyx, Inc. *	1,009
388	Sequenom, Inc. *	8,287
57	Shamir Optical Industry Ltd. (Israel)	365
118	Somanetics Corp. *	2,587
48	Somaxon Pharmaceuticals, Inc. *	172
234	Sonic Innovations, Inc. *	606
145	SonoSite, Inc. *	4,750
274	Spectranetics Corp. *	2,452
701	StemCells, Inc. *	939
322	Stereotaxis, Inc. *	2,299
41	Sucampo Pharmaceuticals, Inc., Class A *	492
375	Sun Healthcare Group, Inc. *	5,359
502	SuperGen, Inc. *	959
182	SXC Health Solutions Corp. (Canada) *	2,473
243	Syneron Medical Ltd. (Israel) *	3,412
108	Synovis Life Technologies, Inc. *	2,229
222	Synta Pharmaceuticals Corp. *	1,747
160	Targacept, Inc. *	1,453
138	Targanta Therapeutics Corp. *	907
455	Telik, Inc. *	546
225	Tercica, Inc. *	1,989
487	ThermoGenesis Corp. *	716
435	TLC Vision Corp. (Canada) *	535
130	TranS1, Inc. *	1,204
201	Transition Therapeutics, Inc. (Canada) *	1,994
194	Trimeris, Inc.	987
282	TriZetto Group (The), Inc. *	6,150
47	Trubion Pharmaceuticals, Inc. *	254
104	US Physical Therapy, Inc. *	1,698
232	Vanda Pharmaceuticals, Inc. *	230
342	Vical, Inc. *	1,153
57	Virtual Radiologic Corp. *	528
149	Vital Images, Inc. *	2,265
46	Vital Signs, Inc.	3,365

510	Vivus, Inc. *	$4,299
137	Vnus Medical Technologies, Inc. *	2,789
307	Volcano Corp. *	4,657
1,152	XOMA Ltd. *	2,650
60	Xtent, Inc. *	157
53	Young Innovations, Inc.	1,155
181	Zoll Medical Corp. *	5,702
		516,603
	Industrials—14.9%
194	3D Systems Corp. *	2,359
122	AAON, Inc.	2,319
262	Acacia Research - Acacia Technologies *	1,103
211	Aceto Corp.	1,587
528	Active Power, Inc. *	417
70	Aerovironment, Inc. *	2,284
511	Air Transport Services Group, Inc. *	465
232	Altra Holdings, Inc. *	3,867
119	American Ecology Corp.	3,750
93	American Railcar Industries, Inc.	2,046
80	American Science & Engineering, Inc.	4,522
360	American Superconductor Corp. *	14,217
95	American Woodmark Corp.	2,241
255	Apogee Enterprises, Inc.	4,406
131	A-Power Energy Generation Systems Ltd. *	3,262
518	Applied Energetics, Inc. *	673
108	Applied Signal Technology, Inc.	1,581
144	Argon ST, Inc. *	3,568
124	Aries Maritime Transport Ltd. (Bermuda)	371
194	Astec Industries, Inc. *	6,192
59	Astronics Corp. *	861
71	Axsys Technologies, Inc. *	5,214
74	Barrett Business Services, Inc.	1,217
387	Beacon Roofing Supply, Inc. *	5,178
124	Builders FirstSource, Inc. *	542
72	Canadian Solar, Inc. (China) *	2,071
1,262	Capstone Turbine Corp. *	3,862
160	Casella Waste Systems, Inc., Class A *	2,067
191	Celadon Group, Inc. *	2,527
246	Chart Industries, Inc. *	13,019
349	China BAK Battery, Inc. *	1,700
69	China Fire & Security Group, Inc. *	689
110	Coleman Cable, Inc. *	1,341
166	Columbus McKinnon Corp. *	4,268
187	Commercial Vehicle Group, Inc. *	1,808
71	COMSYS IT Partners, Inc. *	728
109	Courier Corp.	1,851
96	CRA International, Inc. *	3,612
99	Deswell Industries, Inc. (Hong Kong)	581
262	Diamond Management & Technology Consultants, Inc.	1,386
41	DXP Enterprises, Inc. *	1,961
89	Dynamex, Inc. *	2,498
106	Dynamic Materials Corp.	3,491
202	Encore Wire Corp.	3,682
83	EnerNOC, Inc. *	1,340
198	Euroseas Ltd.	2,435
127	Exponent, Inc. *	3,879
74	First Advantage Corp., Class A *	1,122
170	Flanders Corp. *	1,069
333	Flow International Corp. *	2,218
103	FreightCar America, Inc.	3,923

320	Frontier Airlines Holdings, Inc. *	$86
111	Frozen Food Express Industries, Inc.	793
146	Fuel Tech, Inc. *	2,705
595	FuelCell Energy, Inc. *	4,921
78	Fushi Copperweld, Inc. *	1,221
106	Gehl Co. *	1,593
153	GeoEye, Inc. *	3,312
195	Gibraltar Industries, Inc.	3,083
384	Great Lakes Dredge & Dock Corp.	2,496
157	Grupo Aeroportuario del Centro Norte Sab de CV ADR (Mexico)	2,804
62	Harbin Electric, Inc. *	931
100	Hardinge, Inc.	1,576
376	Healthcare Services Group, Inc.	6,246
120	Herley Industries, Inc. *	1,903
171	Houston Wire & Cable Co.	3,365
218	Hudson Highland Group, Inc. *	1,942
55	Hurco Cos, Inc. *	1,605
601	Hydrogenics Corp. (Canada) *	886
50	ICF International, Inc. *	947
103	ICT Group, Inc. *	826
110	Innovative Solutions & Support, Inc. *	729
240	Insituform Technologies, Inc., Class A *	4,150
153	Insteel Industries, Inc.	2,704
135	Integrated Electrical Services, Inc. *	2,642
468	Interface, Inc., Class A	5,546
79	Intersections, Inc. *	693
215	Kaman Corp.	5,392
363	Kforce, Inc. *	3,586
220	Kimball International, Inc., Class B	2,356
716	Kratos Defense & Security Solutions, Inc. *	1,303
24	K-Tron International, Inc. *	3,331
93	L.B. Foster Co., Class A *	3,578
127	Ladish Co., Inc. *	2,515
56	Lawson Products, Inc.	1,642
221	LECG Corp. *	1,832
75	LMI Aerospace, Inc. *	1,385
188	LSI Industries, Inc.	1,735
143	Marten Transport Ltd. *	2,977
229	Medis Technologies Ltd. *	779
235	Mesa Air Group, Inc. *	108
496	Microvision, Inc. *	1,245
5	Mitsui & Co. Ltd. ADR (Japan)	2,080
67	Multi-Color Corp.	1,353
107	NN, Inc.	1,425
78	Northwest Pipe Co. *	4,536
108	OceanFreight, Inc. (United Kingdom)	2,096
414	Odyssey Marine Exploration, Inc. *	1,805
27	Omega Flex, Inc.	505
105	Omega Navigation Enterprises, Inc., Class A (United Kingdom)	1,643
310	On Assignment, Inc. *	2,644
232	Orion Energy Systems, Inc. *	1,264
189	Orion Marine Group, Inc. *	2,618
27	P.A.M. Transportation Services, Inc. *	356
227	Pacer International, Inc.	5,389
157	Paragon Shipping, Inc., Class A	2,408
74	Park-Ohio Holdings Corp. *	1,290
13	Patriot Transportation Holding, Inc. *	1,058
57	Peerless Manufacturing Co. *	3,143
199	PeopleSupport, Inc. *	1,847
96	PGT, Inc. *	426
179	Pinnacle Airlines Corp. *	1,063
766	Plug Power, Inc. *	1,838

74	Powell Industries, Inc. *	$3,885
764	Power-One, Inc. *	1,643
147	PowerSecure International, Inc. *	1,089
23	Preformed Line Products Co.	1,175
66	Protection One, Inc. *	488
85	Quality Distribution, Inc. *	259
79	Quixote Corp.	655
158	Raven Industries, Inc.	6,012
188	RBC Bearings, Inc. *	6,256
271	Republic Airways Holdings, Inc. *	2,604
170	Rush Enterprises, Inc., Class A *	1,919
80	Rush Enterprises, Inc., Class B *	870
117	Saia, Inc. *	2,048
105	Solarfun Power Holdings Co. Ltd. ADR (China) *	1,449
81	Standard Parking Corp. *	1,746
112	Sterling Construction Co., Inc. *	2,311
107	Sun Hydraulics Corp.	4,408
179	Superior Essex, Inc. *	8,060
268	Sykes Enterprises, Inc. *	4,733
67	Sypris Solutions, Inc.	245
551	Taser International, Inc. *	2,777
94	TBS International Ltd., Class A (Bermuda) *	3,435
160	Team, Inc. *	5,842
117	Tecumseh Products Co., Class A *	3,832
33	Tecumseh Products Co., Class B *	957
193	TurboChef Technologies, Inc. *	1,013
99	Twin Disc, Inc.	1,991
142	Ultralife Corp. *	1,515
220	Ultrapetrol Bahamas Ltd. *	2,451
125	Universal Forest Products, Inc.	3,375
141	Universal Truckload Services, Inc. *	3,514
68	USA Truck, Inc. *	1,087
746	Valence Technology, Inc. *	2,924
195	Vicor Corp.	2,126
118	Vitran Corp, Inc. (Canada) *	1,953
33	VSE Corp.	1,294
302	Waste Services, Inc. *	2,860
		372,427
	Information Technology—24.4%
168	Access Integrated Technologies, Inc., Class A *	386
232	Actel Corp. *	3,190
277	Actions Semiconductor Co. Ltd. ADR (Cayman Islands) *	853
399	ActivIdentity Corp. *	1,029
533	Actuate Corp. *	2,420
1,060	Adaptec, Inc. *	3,869
296	Advanced Analogic Technologies, Inc. *	4,091
390	Advanced Energy Industries, Inc. *	1,611
231	Agilysys, Inc.	2,772
278	Airvana, Inc. *	1,668
96	Aladdin Knowledge Systems Ltd. (Israel) *	867
520	Alvarion Ltd. (Israel) *	3,349
529	Anadigics, Inc. *	3,158
129	Anaren, Inc. *	1,227
153	Ansoft Corp. *	5,464
556	ARM Holdings PLC ADR (United Kingdom)	3,153
1,129	Art Technology Group, Inc. *	4,143
393	AsiaInfo Holdings, Inc. *	5,412
81	ASM International N.V. (Netherlands)	2,231
433	Asyst Technologies, Inc. *	1,875
349	AudioCodes Ltd. (Israel) *	1,532

71	AuthenTec, Inc. *	$542
380	Autobytel, Inc. *	452
1,997	Avanex Corp. *	1,298
207	Aware, Inc. *	571
889	Axcelis Technologies, Inc. *	4,463
124	Bankrate, Inc. *	3,900
22	Bel Fuse, Inc., Class A	647
81	Bel Fuse, Inc., Class B	2,297
104	Bidz.com, Inc. *	952
106	BigBand Networks, Inc. *	453
172	BluePhoenix Solutions Ltd. (Israel) *	808
874	Bookham, Inc. *	1,643
637	Borland Software Corp. *	987
162	Bottomline Technologies, Inc. *	1,939
202	California Micro Devices Corp. *	636
194	Callidus Software, Inc. *	931
233	Captaris, Inc. *	783
84	Cascade Microtech, Inc. *	483
60	Cass Information Systems, Inc.	2,210
87	Catapult Communications Corp. *	644
323	Ceragon Networks Ltd. (Israel) *	2,542
171	CEVA, Inc. *	1,390
135	China Finance Online Co. Ltd. ADR (China) *	2,341
176	China Techfaith Wireless Communication Technology Ltd. ADR (Cayman Islands) *	641
543	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China) *	1,347
291	Chordiant Software, Inc. *	1,516
772	Cirrus Logic, Inc. *	4,385
429	CMGI, Inc. *	5,251
252	Cogo Group, Inc. *	1,164
200	Cohu, Inc.	3,184
48	comScore, Inc. *	916
90	Comverge, Inc. *	981
429	Conexant Systems, Inc. *	2,046
181	Constant Contact, Inc. *	3,225
349	Convera Corp., Class A *	394
64	Corel Corp. (Canada) *	624
72	CPI International, Inc. *	1,040
284	Cray, Inc. *	1,437
885	Credence Systems Corp. *	1,133
112	CryptoLogic Ltd. (Ireland)	1,131
597	Cybersource Corp. *	10,596
151	Deltek, Inc. *	1,160
115	DemandTec, Inc. *	1,149
156	DG FastChannel, Inc. *	2,652
222	Digi International, Inc. *	2,247
191	Digimarc Corp. *	2,731
227	Ditech Networks, Inc. *	449
399	Dot Hill Systems Corp. *	1,053
203	Double-Take Software, Inc. *	2,241
284	DSP Group, Inc. *	2,005
154	DTS, Inc. *	4,403
151	Eagle Test Systems, Inc. *	1,872
22	Ebix, Inc. *	2,211
267	Echelon Corp. *	2,817
170	Electro Rent Corp.	2,329
243	Electro Scientific Industries, Inc. *	3,801
445	Emcore Corp. *	2,189
135	EMS Technologies, Inc. *	2,796
123	Entorian Technologies, Inc. *	79
400	Entrust, Inc. *	892
309	EPIQ Systems, Inc. *	3,609
407	Exar Corp. *	3,134

97	Excel Technology, Inc. *	$3,059
283	Exfo Electro-Optical Engineering, Inc. (Canada) *	1,245
1,015	Extreme Networks, Inc. *	2,974
159	EZchip Semiconductor Ltd. (Israel) *	2,864
335	FalconStor Software, Inc. *	2,315
145	FARO Technologies, Inc. *	3,437
2,687	Finisar Corp. *	3,601
150	Forrester Research, Inc. *	5,055
92	Fundtech Ltd. (Israel) *	1,364
204	Gevity HR, Inc.	1,520
330	GigaMedia Ltd. (Taiwan, Republic of China) *	4,145
175	Globecomm Systems, Inc. *	1,608
76	Glu Mobile, Inc. *	300
205	Gmarket, Inc. ADR (Korea) *	4,395
173	Greenfield Online, Inc. *	2,394
373	GSI Group, Inc. *	1,940
60	Guidance Software, Inc. *	653
375	Hackett Group (The), Inc. *	2,393
816	Harmonic, Inc. *	6,356
221	Harris Stratex Networks, Inc., Class A *	1,624
794	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	3,017
216	HSW International, Inc. *	737
140	i2 Technologies, Inc. *	1,807
96	ID Systems, Inc. *	660
235	iGate Corp. *	2,315
258	Ikanos Communications, Inc. *	575
264	Immersion Corp. *	1,861
370	infoGROUP, Inc.	1,894
273	Information Services Group, Inc. *	1,163
82	Integral Systems, Inc.	3,856
233	Integrated Silicon Solution, Inc. *	1,058
197	Intellon Corp. *	749
115	Interactive Intelligence, Inc. *	1,075
428	Internap Network Services Corp. *	1,969
263	Internet Brands, Inc., Class A *	1,528
338	Internet Capital Group, Inc. *	2,718
82	Internet Gold-Golden Lines Ltd. (Israel) *	675
96	Internet Initiative Japan, Inc. ADR (Japan)	872
337	InterVoice, Inc. *	2,757
396	Interwoven, Inc. *	5,576
187	Intevac, Inc. *	1,992
545	Ipass, Inc. *	997
162	Isilon Systems, Inc. *	776
153	Ituran Location & Control Ltd. (Israel)	1,773
204	IXYS Corp. *	2,497
262	JDA Software Group, Inc. *	4,472
157	Jupitermedia Corp. *	188
166	Kenexa Corp. *	3,103
150	Keynote Systems, Inc. *	2,063
275	Knot (The), Inc. *	2,409
188	KongZhong Corp. ADR (China) *	735
594	Kopin Corp. *	1,919
466	Kulicke & Soffa Industries, Inc. *	2,964
131	KVH Industries, Inc. *	1,043
994	Lattice Semiconductor Corp. *	2,405
108	LeCroy Corp. *	971
529	Lionbridge Technologies, Inc. *	1,397
183	Liquidity Services, Inc. *	2,011
413	LivePerson, Inc. *	1,169
162	LoJack Corp. *	995
68	LoopNet, Inc. *	772
542	LTX Corp. *	1,182

275	Magma Design Automation, Inc. *	$1,744
175	ManTech International Corp., Class A *	9,771
257	Marchex, Inc., Class B	2,986
447	Mattson Technology, Inc. *	2,016
178	Maxwell Technologies, Inc. *	2,398
125	Measurement Specialties, Inc. *	2,158
78	Mellanox Technologies Ltd. (Israel) *	998
148	MEMSIC, Inc. *	451
198	Mercury Computer Systems, Inc. *	1,513
183	Merix Corp. *	362
469	Microtune, Inc. *	1,524
205	Mindspeed Technologies, Inc. *	773
381	MIPS Technologies, Inc. *	1,448
296	MIVA, Inc. *	237
216	Monolithic Power Systems, Inc. *	4,698
120	Monotype Imaging Holdings, Inc. *	1,555
286	MoSys, Inc. *	1,138
1,356	Move, Inc. *	3,159
1,385	MRV Communications, Inc. *	1,814
86	Multi-Fineline Electronix, Inc. *	2,294
123	Nanometrics, Inc. *	538
125	Napco Security Systems, Inc. *	553
406	Napster, Inc. *	548
231	NaviSite, Inc. *	753
118	NDS Group PLC ADR (United Kingdom) *	6,812
256	Ness Technologies, Inc. *	3,167
139	Netlogic Microsystems, Inc. *	4,449
335	Netscout Systems, Inc. *	4,563
108	Neutral Tandem, Inc. *	1,866
325	Newport Corp. *	3,409
605	Nextwave Wireless, Inc. *	1,960
402	NIC, Inc.	2,935
85	Novatel Wireless, Inc. *	795
161	NU Horizons Electronics Corp. *	771
335	O2Micro International Ltd. ADR (Cayman Islands) *	1,719
252	Online Resources Corp. *	1,724
959	OpenTV Corp., Class A *	1,697
724	Openwave Systems, Inc. *	1,035
191	Oplink Communications, Inc. *	2,076
135	Opnet Technologies, Inc. *	1,381
169	Opnext, Inc. *	936
67	Optium Corp. *	551
272	Orbcomm, Inc. *	1,809
290	Orbotech Ltd. (Israel) *	3,410
138	Orckit Communications Ltd. (Israel) *	885
155	OSI Systems, Inc. *	3,266
163	Parkervision, Inc. *	1,783
70	PC Connection, Inc. *	502
192	PC-Tel, Inc.	2,003
184	PDF Solutions, Inc. *	837
127	Pegasystems, Inc.	1,883
103	Perfect World Co. Ltd. ADR (Cayman Islands) *	2,725
269	Perficient, Inc. *	2,709
229	Pericom Semiconductor Corp. *	3,266
240	Phoenix Technologies Ltd. *	2,897
155	Photon Dynamics, Inc. *	2,310
362	Photronics, Inc. *	1,539
155	Planar Systems, Inc. *	335
208	PLATO Learning, Inc. *	404
251	PLX Technology, Inc. *	1,381
259	Power Integrations, Inc. *	7,075
1,140	Powerwave Technologies, Inc. *	4,674

320	Presstek, Inc. *	$1,712
109	QAD, Inc.	763
193	Qiao Xing Universal Telephone, Inc. (China) *	953
257	Rackable Systems, Inc. *	3,251
278	Radiant Systems, Inc. *	3,172
195	Radisys Corp. *	2,258
191	RADVision Ltd. (Israel) *	1,119
167	RADWARE Ltd. (Israel) *	1,378
164	Radyne Corp. *	1,884
102	Renaissance Learning, Inc.	1,297
169	Retalix Ltd. (Israel) *	1,979
117	RightNow Technologies, Inc. *	1,883
85	Rimage Corp. *	1,289
200	Rudolph Technologies, Inc. *	1,746
508	S1 Corp. *	4,125
101	Salary.com, Inc. *	412
260	Seachange International, Inc. *	1,929
586	Secure Computing Corp. *	2,303
213	Semitool, Inc. *	1,911
75	ShoreTel, Inc. *	387
86	SI International, Inc. *	1,572
272	Sierra Wireless, Inc. (Canada) *	3,373
218	Sify Technologies Ltd. ADR (India) *	602
76	Silicon Graphics, Inc. *	560
737	Silicon Image, Inc. *	5,166
273	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China) *	2,020
912	Silicon Storage Technology, Inc. *	2,909
124	SM&A *	471
396	Smart Modular Technologies (WWH), Inc. *	1,548
264	Smith Micro Software, Inc. *	1,901
228	Sonic Solutions, Inc. *	1,174
543	SonicWALL, Inc. *	3,171
64	Sourcefire, Inc. *	506
599	SourceForge, Inc. *	833
116	Spectrum Control, Inc. *	841
117	SPSS, Inc. *	3,867
204	Standard Microsystems Corp. *	5,410
218	STEC, Inc. *	2,180
183	Stratasys, Inc. *	2,846
224	SuccessFactors, Inc. *	2,359
80	Super Micro Computer, Inc. *	633
113	Supertex, Inc. *	3,391
404	SupportSoft, Inc. *	1,374
120	Switch & Data Facilities Co., Inc. *	2,020
399	Symmetricom, Inc. *	1,927
291	Symyx Technologies, Inc. *	2,762
165	Taleo Corp., Class A *	3,092
106	TechTarget, Inc. *	752
54	Techwell, Inc. *	592
102	Telvent GIT S.A. (Spain)	2,448
516	Terremark Worldwide, Inc. *	3,504
116	The9 Ltd. ADR (China) *	2,594
258	TheStreet.com, Inc.	1,754
866	Tivo, Inc. *	6,650
116	Tollgrade Communications, Inc. *	603
105	Transmeta Corp. *	1,531
1,156	Transwitch Corp. *	936
25	Travelzoo, Inc. *	172
529	Trident Microsystems, Inc. *	1,571
1,231	Triquint Semiconductor, Inc. *	6,930
369	TTM Technologies, Inc. *	4,151
216	Ultimate Software Group, Inc. *	5,666

187	Ultra Clean Holdings *	$1,225
203	Ultratech, Inc. *	2,992
71	Unica Corp. *	638
309	Universal Display Corp. *	4,178
1,058	Utstarcom, Inc. *	4,994
243	Vasco Data Security International, Inc. *	3,324
208	Veeco Instruments, Inc. *	3,386
233	Vignette Corp. *	2,624
205	Virage Logic Corp. *	1,253
40	Virtusa Corp. *	261
115	Vocus, Inc. *	4,093
210	Volterra Semiconductor Corp. *	3,444
82	WebMD Health Corp., Class A *	1,984
237	Website Pros, Inc. *	1,576
254	X-Rite, Inc. *	881
75	Xyratex Ltd. (Bermuda) *	1,112
976	Zhone Technologies, Inc. *	322
528	Zix Corp. *	1,468
150	Zygo Corp. *	1,622
		610,437
	Materials—2.6%
45	AEP Industries, Inc. *	785
613	Altair Nanotechnologies, Inc. *	1,643
150	Arabian American Development Co. *	713
156	Balchem Corp.	3,939
258	Caraustar Industries, Inc. *	482
161	China Precision Steel, Inc. *	731
233	DRDGOLD Ltd. ADR (South Africa) *	1,505
344	Esmark, Inc. *	6,604
94	GenTek, Inc. *	2,713
90	Hawkins, Inc.	1,336
304	Horsehead Holding Corp. *	3,709
238	ICO, Inc. *	1,157
91	Innophos Holdings, Inc.	2,673
210	Innospec, Inc.	3,725
227	Landec Corp. *	2,016
195	Lihir Gold Ltd. ADR (Australia) *	5,086
317	Mercer International, Inc. *	1,972
94	Olympic Steel, Inc.	4,780
98	Penford Corp.	1,403
263	Royal Gold, Inc.	9,383
355	ShengdaTech, Inc. *	3,458
343	U.S. Concrete, Inc. *	1,386
16	United States Lime & Minerals, Inc. *	672
58	Universal Stainless & Alloy *	2,213
		64,084
	Telecommunication Services—1.9%
67	012 Smile.Communications Ltd. (Israel) *	608
374	Alaska Communications Systems Group, Inc.	4,765
73	America Movil SAB de CV ADR, Class A (Mexico)	3,698
168	Arbinet-thexchange, Inc.	672
99	Atlantic Tele-Network, Inc.	3,028
317	Cogent Communications Group, Inc. *	3,823
171	Consolidated Communications Holdings, Inc.	2,387
126	D&E Communications, Inc.	1,123
1,265	FiberTower Corp. *	1,429
330	General Communication, Inc., Class A *	2,960
346	Gilat Satellite Networks Ltd. (Israel) *	3,758

324	Ibasis, Inc.	$1,286
162	Partner Communications ADR (Israel)	3,543
135	Rural Cellular Corp., Class A *	6,071
203	Shenandoah Telecommunications Co.	3,063
127	SureWest Communications	1,109
51	Telefonos de Mexico SAB de CV ADR, Series A (Mexico)	1,290
51	Telmex Internacional SAB de CV ADR (Mexico) *	682
239	USA Mobility, Inc.	1,941
		47,236
	Utilities—0.7%
104	Cadiz, Inc. *	2,070
73	Connecticut Water Service, Inc.	1,830
126	Consolidated Water Co., Inc. (Cayman Islands)	2,643
71	EnergySouth, Inc.	4,302
115	Middlesex Water Co.	1,977
211	Southwest Water Co.	2,277
239	Synthesis Energy Systems, Inc. *	1,838
98	York Water Co.	1,456
		18,393
	Total Common Stocks (Cost $2,538,548)	2,463,083

	Convertible Preferred Stock—0.1%
	Health Care—0.1%
15	Inverness Medical Innovations, Inc., 3.00%, Series B* (Cost $3,450)	3,503

	Money Market Fund—0.1%
1,415	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,415)	1,415

	Rights—0.0%
24	PGT, Inc. Rights, expiring 09/04/08* (+)	6

	Total Investments (Cost $2,543,413)(a)—98.6%	2,468,007
	Other assets less liabilities—1.4%	34,681

	Net Assets—100.0%	$2,502,688

ADR	American Depositary Receipt
*	Non-income producing security.

(+)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented less 0.01% of the Fund’s Net Assets.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $2,543,413. The net unrealized depreciation was $75,406 which consisted of aggregate gross unrealized appreciation of $247,523 and aggregate gross unrealized depreciation of $322,929.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —99.8%
	Consumer Discretionary—9.6%
11,796	America’s Car-Mart, Inc. *	$234,976
21,531	Audiovox Corp., Class A *	196,578
19,136	Bassett Furniture Industries, Inc.	227,527
32,010	Carriage Services, Inc. *	198,462
6,471	Cavco Industries, Inc. *	218,073
6,070	Churchill Downs, Inc.	229,143
8,074	Core-Mark Holding Co., Inc. *	219,855
8,733	CSS Industries, Inc.	246,969
24,279	Finish Line (The), Inc., Class A	263,427
18,811	Fred’s, Inc., Class A	241,909
5,497	Fuel Systems Solutions, Inc. *	205,698
15,804	Furniture Brands International, Inc.	187,593
15,633	Gaiam, Inc., Class A *	229,180
23,649	Global Traffic Network, Inc. *	223,010
10,622	Group 1 Automotive, Inc.	208,722
21,044	Haverty Furniture Cos., Inc.	240,322
13,113	Helen of Troy Ltd. *	269,603
9,677	JAKKS Pacific, Inc. *	212,700
9,162	Jo-Ann Stores, Inc. *	201,289
27,629	La-Z-Boy, Inc.	203,902
12,369	Learning Tree International, Inc. *	197,162
34,644	Luby’s, Inc. *	241,122
17,093	Modine Manufacturing Co.	298,103
10,679	Movado Group, Inc.	229,599
3,293	National Presto Industries, Inc.	235,384
11,023	Oxford Industries, Inc.	231,924
9,964	Perry Ellis International, Inc. *	216,717
18,295	Rex Stores Corp. *	224,480
12,569	Rick’s Cabaret International, Inc. *	192,306
8,990	Skyline Corp.	234,369
20,586	Sport Supply Group, Inc.	246,620
18,095	Stage Stores, Inc.	268,168
33,384	Steak n Shake (The) Co. *	230,016
29,347	Stewart Enterprises, Inc., Class A	261,482
12,397	Stoneridge, Inc. *	163,268
12,512	Superior Industries International, Inc.	211,328
83,861	Unifi, Inc. *	265,839
		8,406,825
	Consumer Staples—2.4%
9,162	Diamond Foods, Inc.	222,820
9,992	Farmer Bros. Co.	263,189
15,948	HQ Sustainable Maritime Industries, Inc. *	246,556
6,156	Nash Finch Co.	242,977
14,144	Omega Protein Corp. *	221,212
19,813	Prestige Brands Holdings, Inc. *	196,545
21,846	Susser Holdings Corp. *	269,580
5,469	Village Super Market, Inc., Class A	231,065

16,892	Zhongpin, Inc. *	$196,792
		2,090,736
	Energy—5.3%
11,882	Allis-Chalmers Energy, Inc. *	182,626
35,589	BMB Munai, Inc. *	170,115
88,786	Boots & Coots International Control, Inc. *	233,508
13,342	Brigham Exploration Co. *	186,788
7,730	Callon Petroleum Co. *	177,713
26,627	Cano Petroleum, Inc. *	105,177
3,550	Dawson Geophysical Co. *	232,987
11,710	Duncan Energy Partners LP	215,230
45,152	Enterra Energy Trust (Canada)	161,644
7,215	EV Energy Partner LP	203,824
11,481	Georesources, Inc. *	185,877
19,097	Harvest Natural Resources, Inc. *	188,105
6,557	Knightsbridge Tankers Ltd. (Bermuda)	210,545
71,636	Meridian Resource Corp. *	227,086
12,369	Mitcham Industries, Inc. *	190,235
26,885	Newpark Resources, Inc. *	196,798
22,762	NGAS Resources, Inc. *	146,360
5,268	PHI, Inc. *	211,616
16,864	Royale Energy, Inc. *	112,314
14,974	StealthGas, Inc.	224,610
41,773	Transglobe Energy Corp. (Canada) *	176,282
7,816	TransMontaigne Partners L.P.	195,400
17,980	TXCO Resources, Inc. *	169,012
9,735	Union Drilling, Inc. *	187,496
24,938	Vaalco Energy, Inc. *	163,344
		4,654,692
	Financials—28.7%
13,113	1st Source Corp.	306,056
23,163	Abington Bancorp, Inc.	231,167
21,731	AmCOMP, Inc. *	223,829
25,940	American Equity Investment Life Holding Co.	226,716
4,352	American Physicians Capital, Inc.	216,643
9,591	American Physicians Service Group, Inc.	199,013
13,256	Amerisafe, Inc. *	240,862
30,006	Anthracite Capital, Inc.	189,638
32,468	Anworth Mortgage Asset Corp.	193,185
45,753	Ashford Hospitality Trust, Inc.	181,639
12,082	Baldwin & Lyons, Inc., Class B	256,743
13,056	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	239,447
21,044	Bank Mutual Corp.	246,215
16,234	BankFinancial Corp.	234,906
8,933	Berkshire Hills Bancorp, Inc.	236,725
28,001	BGC Partners, Inc., Class A *	198,807
22,132	Brookline Bancorp, Inc.	215,787
2,033	Capital Southwest Corp.	265,083
28,202	CapLease, Inc.	220,540
19,469	Capstead Mortgage Corp.	212,601
23,249	Castlepoint Holdings Ltd. (Bermuda)	215,983
18,038	Cedar Shopping Centers, Inc.	230,165
17,923	CFS Bancorp, Inc.	209,699
10,365	Chemical Financial Corp.	275,398
5,182	City Holding Co.	230,495
16,721	CNA Surety Corp. *	217,206

10,937	Columbia Banking System, Inc.	$165,258
10,250	Community Bank System, Inc.	241,900
8,045	Community Trust Bancorp, Inc.	247,947
18,496	Compass Diversified Holdings	215,108
6,872	Darwin Professional Underwriters, Inc. *	212,688
12,798	Dime Community Bancshares, Inc.	214,111
13,543	Eastern Insurance Holdings, Inc.	211,677
18,152	Education Realty Trust, Inc.	203,302
8,790	EMC Insurance Group, Inc.	215,179
23,936	Encore Capital Group, Inc. *	293,215
8,532	Federal Agricultural Mortgage Corp., Class C	244,527
9,620	Financial Federal Corp.	221,741
13,170	Financial Institutions, Inc.	243,513
16,721	First Bancorp	266,867
15,976	First Busey Corp.	227,179
7,501	First Community Bancshares, Inc.	268,761
22,962	First Financial Bancorp	259,471
6,900	First Financial Corp.	257,784
11,653	First Merchants Corp.	244,713
11,968	First Mercury Financial Corp. *	191,488
22,476	First Place Financial Corp.	244,314
13,858	First Potomac Realty Trust	220,065
11,166	Flushing Financial Corp.	196,857
4,667	FPIC Insurance Group, Inc. *	233,117
12,197	Gladstone Commercial Corp.	206,007
15,060	Greene Bankshares, Inc.	207,527
58,694	Guaranty Bancorp *	311,077
21,846	Hallmark Financial Services, Inc. *	211,251
18,925	Harleysville National Corp.	271,952
11,624	Heartland Financial USA, Inc.	238,641
23,678	Hercules Technology Growth Capital, Inc.	235,596
28,001	Hersha Hospitality Trust	198,807
20,500	Hilltop Holdings, Inc. *	211,355
9,391	Home Bancshares, Inc.	245,011
15,060	Horace Mann Educators Corp.	208,732
4,753	IBERIABANK Corp.	244,684
8,876	Independent Bank Corp.	232,196
5,096	Infinity Property & Casualty Corp.	227,078
22,161	Investors Real Estate Trust	232,691
5,068	Kansas City Life Insurance Co.	255,883
9,219	Kayne Anderson Energy Development Co.	207,428
21,130	Kohlberg Capital Corp.	190,381
29,862	LaBranche & Co., Inc. *	206,346
17,351	Lakeland Bancorp, Inc.	199,710
11,080	Lakeland Financial Corp.	228,248
8,274	LTC Properties, Inc.	241,849
13,629	MainSource Financial Group, Inc.	243,278
27,028	Marathon Acquisition Corp. *	211,089
39,883	Meadowbrook Insurance Group, Inc.	255,650
22,447	Medallion Financial Corp.	221,776
20,872	Medical Properties Trust, Inc.	231,470
12,140	Mercer Insurance Group, Inc.	205,652
13,714	NGP Capital Resources Co.	222,853
11,710	OceanFirst Financial Corp.	211,834
7,473	Oppenheimer Holdings, Inc., Class A (Canada)	222,546
14,831	Oriental Financial Group, Inc.	257,614
11,138	Peoples Bancorp, Inc.	202,712
10,307	Peoples Financial Corp.	233,041
10,508	Pinnacle Financial Partners, Inc. *	264,907
7,215	Piper Jaffray Cos. *	256,133
22,934	PMA Capital Corp., Class A *	229,569

13,714	Presidential Life Corp.	$219,973
19,097	Provident New York Bancorp	234,511
14,344	Renasant Corp.	254,032
8,589	Republic Bancorp, Inc., Class A	265,744
29,318	Resource Capital Corp.	196,137
5,927	Safety Insurance Group, Inc.	251,720
12,741	Sandy Spring Bancorp, Inc.	211,628
19,927	Santander BanCorp	218,798
7,387	SCBT Financial Corp.	256,698
14,602	SeaBright Insurance Holdings, Inc. *	167,923
7,559	Simmons First National Corp., Class A	224,880
11,453	Southside Bancshares, Inc.	227,113
23,249	Sterling Bancshares, Inc.	225,980
10,937	Stewart Information Services Corp.	190,960
20,815	Sun Bancorp, Inc. *	226,884
13,199	Texas Capital Bancshares, Inc. *	213,164
5,669	Tompkins Financial Corp.	242,123
3,896	Transcontinental Realty Investors, Inc. *	56,492
15,804	United America Indemnity Ltd., Class A *	205,926
14,402	Urstadt Biddle Properties, Inc., Class A	238,353
12,311	WesBanco, Inc.	280,568
23,363	Westfield Financial, Inc.	230,126
8,847	Wintrust Financial Corp.	182,691
4,724	WSFS Financial Corp.	257,222
		25,217,550
	Health Care—9.3%
38,566	Adolor Corp. *	154,650
15,919	Albany Molecular Research, Inc. *	243,561
106,194	Allied Healthcare International, Inc. *	202,831
37,078	Allion Healthcare, Inc. *	214,682
15,518	AngioDynamics, Inc. *	246,426
16,492	Ardea Biosciences, Inc. *	214,561
14,516	Avant Immunotherapeutics, Inc. *	235,740
25,768	Cardiac Science Corp. *	229,335
24,967	Cardica, Inc. *	252,416
14,402	Chindex International, Inc. *	223,375
7,960	CONMED Corp. *	241,904
14,659	Cross Country Healthcare, Inc. *	233,811
4,495	Datascope Corp.	209,827
21,273	Emergent Biosolutions, Inc. *	286,547
8,217	Exactech, Inc. *	236,157
11,080	Gentiva Health Services, Inc. *	282,983
12,827	Hanger Orthopedic Group, Inc. *	218,700
10,336	Invacare Corp.	243,206
6,585	Kensey Nash Corp. *	228,697
14,373	Merit Medical Systems, Inc. *	290,477
10,078	Natus Medical, Inc. *	233,910
9,219	Neogen Corp. *	253,246
10,021	Providence Service (The) Corp. *	109,229
45,574	Questcor Pharmaceuticals, Inc. *	227,870
13,170	RehabCare Group, Inc. *	218,095
11,882	Res-Care, Inc. *	218,154
24,165	RTI Biologics, Inc. *	200,328
15,747	Skilled Healthcare Group, Inc., Class A *	230,064
9,964	Somanetics Corp. *	218,411
7,559	SonoSite, Inc. *	247,633
15,776	Sun Healthcare Group, Inc. *	225,439
13,027	Symmetry Medical, Inc. *	217,681
11,223	Synovis Life Technologies, Inc. *	231,643
58,207	Theragenics Corp. *	210,709

12,884	US Physical Therapy, Inc. *	$210,396
10,565	Vnus Medical Technologies, Inc. *	215,103
		8,157,797
	Industrials—18.3%
7,788	Aerovironment, Inc. *	254,122
10,250	Alamo Group, Inc.	221,913
13,772	Alaska Air Group, Inc. *	246,243
4,094	American Science & Engineering, Inc.	231,393
4,753	Ampco-Pittsburgh Corp.	206,660
8,532	Argon ST, Inc. *	211,423
20,414	Ascent Solar Technologies, Inc. *	175,356
4,066	Axsys Technologies, Inc. *	298,608
24,967	C&D Technologies, Inc. *	200,485
12,140	CAI International, Inc. *	221,676
50,448	Capstone Turbine Corp. *	154,371
17,351	Casella Waste Systems, Inc., Class A *	224,175
26,570	CBIZ, Inc. *	217,608
8,303	CDI Corp.	170,876
44,865	China BAK Battery, Inc. *	218,493
47,929	China Technology Development Group Corp. (China) *	205,136
8,790	Columbus McKinnon Corp. *	225,991
15,719	Comfort Systems USA, Inc.	208,434
8,761	Cornell Cos., Inc. *	228,224
9,477	Cubic Corp.	253,225
9,191	Ducommun, Inc. *	251,925
9,964	Encore Wire Corp.	181,644
13,514	Ennis, Inc.	208,791
5,669	EnPro Industries, Inc. *	204,141
16,291	Euroseas Ltd.	200,379
5,383	Excel Maritime Carriers Ltd.	199,494
6,728	Exponent, Inc. *	205,473
17,608	Federal Signal Corp.	253,027
8,904	Fushi Copperweld, Inc. *	139,348
11,939	GeoEye, Inc. *	258,479
13,228	Gibraltar Industries, Inc.	209,135
2,863	Graham Corp.	254,807
30,406	Hawaiian Holdings, Inc. *	268,181
15,919	Herley Industries, Inc. *	252,475
42,088	Hoku Scientific, Inc. *	265,996
12,712	ICF International, Inc. *	240,765
13,886	Insituform Technologies, Inc., Class A *	240,089
11,538	Insteel Industries, Inc.	203,876
5,698	Jinpan International Ltd. (China)	191,453
9,362	Kadant, Inc. *	200,253
9,277	Kaman Corp.	232,667
10,937	Kelly Services, Inc., Class A	201,350
6,642	Key Technology, Inc. *	212,876
25,511	Kimball International, Inc., Class B	273,223
1,632	K-Tron International, Inc. *	226,505
6,356	L.B. Foster Co., Class A *	244,515
24,193	LECG Corp. *	200,560
12,025	LMI Aerospace, Inc. *	222,102
16,835	Lydall, Inc. *	261,953
13,228	Marten Transport Ltd. *	275,407
12,054	Metalico, Inc. *	185,632
2,835	NACCO Industries, Inc., Class A	286,335
3,779	Northwest Pipe Co. *	219,749
9,133	OceanFreight, Inc. (United Kingdom)	177,272
26,341	On Assignment, Inc. *	224,689
89,931	Plug Power, Inc. *	215,834

4,180	Powell Industries, Inc. *	$219,450
49,045	RCM Technologies, Inc. *	161,849
17,608	Rush Enterprises, Inc., Class A *	198,794
19,469	Rush Enterprises, Inc., Class B *	211,628
17,637	Schawk, Inc.	228,046
7,101	School Specialty, Inc. *	236,534
45,753	Spherion Corp. *	223,732
50,305	Sypris Solutions, Inc.	183,613
6,442	Tecumseh Products Co., Class A *	210,976
7,015	Tennant Co.	184,565
14,373	Tredegar Corp.	235,430
19,756	Ultralife Corp. *	210,797
7,043	Universal Forest Products, Inc.	190,161
17,751	Volt Information Sciences, Inc. *	246,206
27,944	Wabash National Corp.	259,879
30,006	Waste Services, Inc. *	284,157
33,270	WCA Waste Corp. *	171,008
		16,121,637
	Information Technology—20.6%
12,541	Actel Corp. *	172,439
66,052	Adaptec, Inc. *	241,090
27,343	Aehr Test Systems *	130,973
29,920	Alvarion Ltd. (Israel) *	192,685
19,670	Amtech Systems, Inc. *	185,095
24,680	Applied Micro Circuits Corp. *	191,517
17,866	AsiaInfo Holdings, Inc. *	246,015
57,578	AudioCodes Ltd. (Israel) *	252,767
7,759	Black Box Corp.	230,442
25,568	Brooks Automation, Inc. *	199,686
27,314	Ceragon Networks Ltd. (Israel) *	214,961
26,513	CEVA, Inc. *	215,551
34,043	Ciber, Inc. *	240,684
14,402	Cohu, Inc.	229,280
21,015	CTS Corp.	270,252
12,254	DG FastChannel, Inc. *	208,318
26,913	Digi International, Inc. *	272,359
6,757	DTS, Inc. *	193,183
20,128	Dynamics Research Corp. *	200,274
2,720	Ebix, Inc. *	273,413
43,949	Edgewater Technology, Inc. *	206,560
16,864	Electro Rent Corp.	231,037
14,917	Electro Scientific Industries, Inc. *	233,302
33,756	Emcore Corp. *	166,080
9,677	EMS Technologies, Inc. *	200,411
14,888	EPIQ Systems, Inc. *	173,892
28,030	Exar Corp. *	215,831
47,499	Exfo Electro-Optical Engineering, Inc. (Canada) *	208,996
15,146	EZchip Semiconductor Ltd. (Israel) *	272,778
18,582	Gerber Scientific, Inc. *	220,568
27,228	GSI Group, Inc. *	141,586
15,719	Hutchinson Technology, Inc. *	233,270
18,009	Insight Enterprises, Inc. *	229,795
5,469	Integral Systems, Inc.	257,207
38,022	Integrated Silicon Solution, Inc. *	172,620
27,343	Internet Capital Group, Inc. *	219,838
17,608	Interwoven, Inc. *	247,921
30,406	Ixia *	266,357
17,694	IXYS Corp. *	216,575
11,682	JDA Software Group, Inc. *	199,412

65,222	KEMET Corp. *	$88,702
12,025	Measurement Specialties, Inc. *	207,552
20,214	Methode Electronics, Inc.	226,195
19,240	MSC.Software Corp. *	242,424
7,645	Multi-Fineline Electronix, Inc. *	203,969
16,148	Nam Tai Electronics, Inc.	186,186
9,248	NCI, Inc., Class A *	220,750
20,872	Ness Technologies, Inc. *	258,187
19,784	Netscout Systems, Inc. *	269,457
18,553	Newport Corp. *	194,621
31,781	O2Micro International Ltd. ADR (Cayman Islands) *	163,037
22,017	Oplink Communications, Inc. *	239,325
9,878	OSI Systems, Inc. *	208,129
8,704	Park Electrochemical Corp.	220,559
22,705	PC Connection, Inc. *	162,795
15,575	PC Mall, Inc. *	138,929
22,046	PC-Tel, Inc.	229,940
15,690	Pegasystems, Inc.	232,683
24,165	Perceptron, Inc. *	193,320
14,230	Pericom Semiconductor Corp. *	202,920
30,006	Photronics, Inc. *	127,526
42,861	Qiao Xing Mobile Communication Co. Ltd. (China) *	240,879
15,776	Rackable Systems, Inc. *	199,566
23,335	Radisys Corp. *	270,218
23,993	RADWARE Ltd. (Israel) *	197,942
27,457	Rudolph Technologies, Inc. *	239,700
27,916	S1 Corp. *	226,678
29,519	Seachange International, Inc. *	219,031
51,050	Secure Computing Corp. *	200,627
10,078	SI International, Inc. *	184,226
76,302	Silicon Storage Technology, Inc. *	243,403
32,754	SonicWALL, Inc. *	191,283
7,788	Standard Microsystems Corp. *	206,538
20,586	STEC, Inc. *	205,860
30,263	Symyx Technologies, Inc. *	287,195
8,418	SYNNEX Corp. *	196,644
26,369	Tier Technologies, Inc., Class B *	213,853
8,818	TNS, Inc. *	201,050
16,005	TTM Technologies, Inc. *	180,056
13,629	Ultratech, Inc. *	200,891
13,142	Veeco Instruments, Inc. *	213,952
17,608	Vignette Corp. *	198,266
25,367	Website Pros, Inc. *	168,691
12,684	Xyratex Ltd. *	187,977
18,897	Yucheng Technologies Ltd. *	244,905
18,066	Zoran Corp. *	149,406
		18,161,063
	Materials—4.1%
7,387	AM Castle & Co.	149,513
12,254	American Pacific Corp. *	202,191
9,133	Balchem Corp.	230,608
13,657	Calgon Carbon Corp. *	259,483
12,054	China Natural Resources, Inc. (Hong Kong) *	207,932
48,129	China Precision Steel, Inc. *	218,506
15,633	Glatfelter	228,554
17,952	Headwaters, Inc. *	235,351
28,259	Mercer International, Inc. *	175,771
2,777	Olympic Steel, Inc.	141,210
14,201	Penford Corp.	203,358
30,321	PolyOne Corp. *	227,408

7,931	Quaker Chemical Corp.	$236,978
9,162	Schulman (A.), Inc.	212,833
12,541	Schweitzer-Mauduit International, Inc.	233,388
4,638	Stepan Co.	266,036
5,698	Universal Stainless & Alloy *	217,436
		3,646,556
	Telecommunication Services—0.7%
7,673	Atlantic Tele-Network, Inc.	234,718
23,764	D&E Communications, Inc.	211,737
19,441	Gilat Satellite Networks Ltd. (Israel) *	211,129
		657,584
	Utilities—0.8%
6,041	American States Water Co.	218,201
5,955	CH Energy Group, Inc.	215,869
11,395	Empire District Electric (The) Co.	232,572
		666,642
	Total Common Stocks and Other Equity Interests (Cost $90,447,948)	87,781,082

	Money Market Fund—0.1%
110,717	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $110,717)	110,717

	Total Investments (Cost $90,558,665)(a)—99.9%	87,891,799
	Other assets less liabilities—0.1%	86,314

	Net Assets—100.0%	$87,978,113

ADR American Depositary Receipt.
*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $91,091,985. The net unrealized depreciation was $3,200,186 which consisted of aggregate gross unrealized appreciation of $7,165,911 and aggregate gross unrealized depreciation of $10,366,097.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—12.9%
17,973	1-800-FLOWERS.COM, Inc., Class A*	$99,031
7,871	American Axle & Manufacturing Holdings, Inc.	46,281
9,415	Blyth, Inc.	136,988
5,648	Bob Evans Farms, Inc.	161,759
9,505	Brown Shoe Co., Inc.	153,411
9,505	Brunswick Corp.	122,615
3,262	Buckle (The), Inc.	167,895
6,724	Cedar Fair, L.P.	135,825
12,064	Cooper Tire & Rubber Co.	111,109
1,146	Deckers Outdoor Corp.*	129,509
9,144	Dolan Media Co.*	193,031
6,500	Drew Industries, Inc.*	96,200
10,868	Exide Technologies*	171,714
11,530	FTD Group, Inc.	164,879
8,492	Fuel Systems Solutions, Inc.*	317,772
9,007	Gaiam, Inc., Class A*	132,043
10,748	G-III Apparel Group Ltd.*	172,290
25,947	Great Wolf Resorts, Inc.*	106,642
10,016	Jones Apparel Group, Inc.	167,668
15,822	Lin TV Corp., Class A*	93,824
10,640	Maidenform Brands, Inc.*	162,898
10,799	Media General, Inc., Class A	136,931
9,021	Modine Manufacturing Co.	157,326
7,258	Movado Group, Inc.	156,047
8,247	Overstock.com, Inc.*	146,467
6,939	Perry Ellis International, Inc.*	150,923
5,632	Scholastic Corp.	145,249
11,347	Shoe Carnival, Inc.*	173,609
9,698	Shutterfly, Inc.*	88,543
18,036	Sinclair Broadcast Group, Inc., Class A	137,615
6,701	Skechers U.S.A., Inc., Class A*	126,649
11,561	Stamps.com, Inc.*	157,345
13,679	thinkorswim Group, Inc.*	109,842
11,163	Valassis Communications, Inc.*	98,458
8,984	World Wrestling Entertainment, Inc., Class A	147,248
		4,975,636
	Consumer Staples—2.8%
3,486	Andersons (The), Inc.	158,439
10,382	Darling International, Inc.*	167,981
8,565	Elizabeth Arden, Inc.*	139,866
4,925	Green Mountain Coffee Roasters, Inc.*	179,023
10,053	Imperial Sugar Co.	140,541
3,804	Sanderson Farms, Inc.	151,171
8,940	Winn-Dixie Stores, Inc.*	142,057
		1,079,078

	Energy—6.7%
6,632	Bois d’Arc Energy, Inc.*	$145,241
6,254	Buckeye GP Holdings L.P.	124,955
7,927	Callon Petroleum Co.*	182,242
2,508	Clayton Williams Energy, Inc.*	233,745
4,582	Crosstex Energy, Inc.	147,265
2,189	Dawson Geophysical Co.*	143,664
31,835	FX Energy, Inc.*	216,478
4,008	Gulf Island Fabrication, Inc.	177,755
2,651	GulfMark Offshore, Inc.*	133,027
5,492	Knightsbridge Tankers Ltd. (Bermuda)	176,348
7,884	Matrix Service Co.*	177,942
7,480	Parallel Petroleum Corp.*	122,522
19,766	Parker Drilling Co.*	159,512
7,305	Rex Energy Corp.*	145,370
7,273	Rosetta Resources, Inc.*	171,788
4,207	Trico Marine Services, Inc.*	107,363
		2,565,217
	Financials—17.4%
3,420	American Physicians Capital, Inc.	170,248
11,115	Amerisafe, Inc.*	201,960
10,193	Amtrust Financial Services, Inc.	148,512
8,434	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	154,680
14,167	Bank Mutual Corp.	165,754
6,195	Berkshire Hills Bancorp, Inc.	164,168
8,636	Central Pacific Financial Corp.	95,601
11,982	CNA Surety Corp.*	155,646
5,858	eHealth, Inc.*	85,058
13,057	EZCORP, Inc., Class A*	234,765
3,828	FCStone Group, Inc.*	73,727
12,962	Flagstone Reinsurance Holdings Ltd. (Bermuda)	160,858
3,445	GAMCO Investors, Inc., Class A	154,060
10,513	Great Southern Bancorp, Inc.	110,071
2,439	Greenhill & Co., Inc.	149,828
25,820	Grubb & Ellis Co.	85,464
14,638	Hallmark Financial Services, Inc.*	141,549
15,620	Hercules Technology Growth Capital, Inc.	155,419
4,092	Infinity Property & Casualty Corp.	182,340
4,729	Interactive Brokers Group, Inc., Class A*	132,696
5,447	IPC Holdings Ltd.	174,849
24,809	LaBranche & Co., Inc.*	171,430
18,036	MarketAxess Holdings, Inc.*	174,588
6,773	Max Capital Group Ltd. (Bermuda)	158,962
20,694	MCG Capital Corp.	98,917
21,898	Meadowbrook Insurance Group, Inc.	140,366
5,864	MI Developments, Inc., Class A (Canada)	115,638
3,237	Navigators Group (The), Inc.*	153,952
6,144	Northwest Bancorp, Inc.	159,437
8,432	Oriental Financial Group, Inc.	146,464
2,088	Park National Corp.	130,771
12,193	Phoenix (The) Cos., Inc.	118,638
17,081	PMA Capital Corp., Class A*	170,981
2,996	ProAssurance Corp.*	146,624
11,866	Provident New York Bancorp	145,714
3,302	RLI Corp.	180,355
10,216	Roma Financial Corp.	158,144
10,213	SeaBright Insurance Holdings, Inc.*	117,450
3,258	SVB Financial Group*	187,628
3,752	Tejon Ranch Co.*	113,873
3,192	UMB Financial Corp.	175,783

10,254	United America Indemnity Ltd., Class A*	$133,610
7,378	Validus Holdings Ltd.	168,292
5,307	W.P. Carey & Co. LLC	155,814
4,267	Zenith National Insurance Corp.	146,827
		6,667,511
	Health Care—12.0%
3,952	Air Methods Corp.*	113,304
2,755	Analogic Corp.	201,611
5,156	Auxilium Pharmaceuticals, Inc.*	191,288
28,823	BioScrip, Inc.*	109,816
11,847	Celera Corp.*	161,712
14,925	CryoLife, Inc.*	202,831
19,380	Enzo Biochem, Inc.*	275,389
18,180	Enzon Pharmaceuticals, Inc.*	148,712
26,422	Five Star Quality Care, Inc.*	115,993
5,779	Genoptix, Inc.*	168,458
9,299	GTx, Inc.*	173,333
11,876	I-Flow Corp.*	123,273
13,457	Isis Pharmaceuticals, Inc.*	230,518
6,488	KV Pharmaceutical Co., Class A*	132,939
4,109	Magellan Health Services, Inc.*	171,551
4,495	Martek Biosciences Corp.*	169,057
5,440	Masimo Corp.*	205,469
11,340	Momenta Pharmaceuticals, Inc.*	188,017
24,540	OraSure Technologies, Inc.*	101,596
9,300	Par Pharmaceutical Cos., Inc.*	160,890
5,635	Providence Service (The) Corp.*	61,422
9,901	Quidel Corp.*	200,594
8,692	TRIPLE-S Management Corp., Class B*	137,942
7,529	TriZetto Group (The), Inc.*	164,207
9,695	Vnus Medical Technologies, Inc.*	197,390
13,402	Volcano Corp.*	203,308
3,704	XenoPort, Inc.*	169,717
4,748	Zoll Medical Corp.*	149,562
		4,629,899
	Industrials—21.0%
8,766	AAON, Inc.	166,642
7,572	ABM Industries, Inc.	181,198
5,820	Allegiant Travel Co.*	143,638
2,760	AMERCO*	127,126
6,272	American Superconductor Corp.*	247,680
1,606	Ameron International Corp.	207,640
9,525	Bowne & Co., Inc.	123,158
17,871	CBIZ, Inc.*	146,363
18,650	China Fire & Security Group, Inc.*	186,314
13,156	Commercial Vehicle Group, Inc.*	127,219
4,057	Copa Holdings S.A., Class A (Panama)	145,241
6,978	Cornell Cos., Inc.*	181,777
3,308	CoStar Group, Inc.*	165,036
6,734	Courier Corp.	114,343
7,459	Deluxe Corp.	106,664
7,016	Encore Wire Corp.	127,902
2,849	Esterline Technologies Corp.*	138,974
3,992	Excel Maritime Carriers Ltd. (Liberia)	147,944
4,697	Exponent, Inc.*	143,446
15,805	Flow International Corp.*	105,261
4,128	FreightCar America, Inc.	157,236
18,500	GenCorp, Inc.*	155,030

4,443	Genesee & Wyoming, Inc., Class A*	$179,808
6,883	GeoEye, Inc.*	149,017
19,940	Hawaiian Holdings, Inc.*	175,871
10,970	Hill International, Inc.*	185,942
3,464	Hurco Cos, Inc.*	101,080
8,887	ICF International, Inc.*	168,320
12,724	Insteel Industries, Inc.	224,832
6,080	Kadant, Inc.*	130,051
4,941	L.B. Foster Co., Class A*	190,080
3,715	Layne Christensen Co.*	169,664
1,524	Lindsay Corp.	140,619
7,527	Michael Baker Corp.*	221,745
7,002	OceanFreight, Inc. (United Kingdom)	135,909
11,597	Orion Marine Group, Inc.*	160,618
4,382	Perini Corp.*	119,892
9,885	Pike Electric Corp.*	175,953
6,770	Polypore International, Inc.*	177,036
3,768	Powell Industries, Inc.*	197,820
5,173	Raven Industries, Inc.	196,833
9,835	Rush Enterprises, Inc., Class A*	111,037
5,966	Seaspan Corp. (Hong Kong)	141,871
7,395	Standard Parking Corp.*	159,436
5,332	Superior Essex, Inc. *	240,046
9,537	Sykes Enterprises, Inc.*	168,423
3,945	TBS International Ltd., Class A (Bermuda) *	144,150
5,060	Tecumseh Products Co., Class A *	165,715
18,306	TurboChef Technologies, Inc.*	96,107
3,597	United Stationers, Inc.*	137,873
18,919	Wabash National Corp.	175,947
		8,087,527
	Information Technology—16.9%
3,976	Advent Software, Inc.*	173,115
15,450	Bidz.com, Inc.*	141,368
7,509	Blue Coat Systems, Inc.*	109,106
6,113	Checkpoint Systems, Inc.*	128,801
11,461	CMGI, Inc.*	140,283
6,291	Cognex Corp.	118,585
8,402	comScore, Inc.*	160,310
7,288	Data Domain, Inc.*	157,129
8,502	DG FastChannel, Inc.*	144,534
23,243	Dice Holdings, Inc.*	206,398
10,654	Double-Take Software, Inc.*	117,620
14,080	Echelon Corp.*	148,544
6,309	ExlService Holdings, Inc.*	94,950
19,453	FalconStor Software, Inc.*	134,420
4,500	FARO Technologies, Inc.*	106,650
7,249	FEI Co.*	183,037
13,896	Greenfield Online, Inc.*	192,321
2,936	Hughes Communications, Inc.*	128,215
14,040	Immersion Corp.*	98,982
11,937	Intevac, Inc.*	127,129
13,725	Keynote Systems, Inc.*	188,719
19,842	Lawson Software, Inc.*	160,919
10,047	Macrovision Solutions Corp.*	152,714
15,344	Marchex, Inc., Class B	178,297
10,591	Mellanox Technologies Ltd. (Israel)*	135,459
14,627	Methode Electronics, Inc.	163,676
6,921	Monolithic Power Systems, Inc.*	150,532
13,017	MSC.Software Corp.*	164,014
8,389	Multi-Fineline Electronix, Inc.*	223,819

8,032	NetSuite, Inc.*	$138,632
16,496	Oplink Communications, Inc.*	179,312
26,913	Orbcomm, Inc.*	178,971
21,222	PC Connection, Inc.*	152,162
9,303	Pericom Semiconductor Corp.*	132,661
14,413	Rackable Systems, Inc.*	182,324
23,452	S1 Corp.*	190,430
23,947	Secure Computing Corp.*	94,112
26,556	Silicon Image, Inc.*	186,158
5,347	Standard Microsystems Corp.*	141,802
11,813	TechTarget, Inc.*	83,754
4,659	VistaPrint Ltd. (Bermuda)*	120,062
19,240	Wind River Systems, Inc.*	225,686
13,595	Zygo Corp.*	146,962
		6,482,674
	Materials—6.8%
4,652	Arch Chemicals, Inc.	149,329
18,371	Buckeye Technologies, Inc.*	179,117
11,123	Calgon Carbon Corp.*	211,337
10,864	Glatfelter	158,832
13,869	Headwaters, Inc.*	181,823
7,776	Innospec, Inc.	137,946
2,309	Kaiser Aluminum Corp.	121,800
3,271	Koppers Holdings, Inc.	141,340
19,547	Landec Corp.*	173,577
7,858	Olin Corp.	233,696
2,896	OM Group, Inc.*	97,306
4,672	Rock-Tenn Co., Class A	166,090
7,479	Schulman (A.), Inc.	173,737
20,535	ShengdaTech, Inc.*	200,011
11,180	Stillwater Mining Co. *	106,210
20,482	Wausau Paper Corp.	181,471
		2,613,622
	Telecommunication Services—1.5%
14,180	Alaska Communications Systems Group, Inc.	180,653
5,090	Atlantic Tele-Network, Inc.	155,703
5,212	iPCS, Inc.*	140,203
11,397	SureWest Communications	99,496
		576,055
	Utilities—2.1%
7,024	El Paso Electric Co.*	145,116
4,193	Laclede Group (The), Inc.	177,825
4,976	New Jersey Resources Corp.	169,632
5,064	UIL Holdings Corp.	158,402
4,832	WGL Holdings, Inc.	166,849
		817,824
	Total Common Stocks and Other Equity Interests
	(Cost $43,806,407)	38,495,043

	Money Market Fund—0.1%
31,480	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $31,480)	31,480

Total Investments
(Cost $43,837,887)(a)—100.2%	$38,526,523
Liabilities in excess of other assets—(0.2%)	(72,579)

Net Assets—100.0%	$38,453,944

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $43,837,887. The net unrealized depreciation was $5,311,364 which consisted of aggregate gross unrealized appreciation of $2,791,143 and aggregate gross unrealized depreciation of $8,102,507.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—56.2%
30,339	AAR Corp.*	$521,527
15,804	Aerovironment, Inc.*	515,685
25,780	Alliant Techsystems, Inc.*	2,551,962
16,853	Argon ST, Inc.*	417,617
211,005	Boeing Co.	12,894,516
20,929	Cubic Corp.	559,223
32,440	DRS Technologies, Inc.	2,556,272
8,272	Ducommun, Inc.*	226,736
32,962	Elbit Systems Ltd. (Israel)	1,743,690
23,104	Esterline Technologies Corp.*	1,127,013
44,637	GenCorp, Inc.*	374,058
151,563	General Dynamics Corp.	13,510,326
97,949	Goodrich Corp.	4,813,214
85,231	L-3 Communications Holdings, Inc.	8,411,447
141,524	Lockheed Martin Corp.	14,765,198
33,373	Moog, Inc., Class A*	1,483,430
130,097	Northrop Grumman Corp.	8,767,237
45,828	Orbital Sciences Corp.*	1,146,158
160,880	Raytheon Co.	9,158,898
125,880	Rockwell Collins, Inc.	6,254,977
27,756	Teledyne Technologies, Inc.*	1,745,852
12,983	Triumph Group, Inc.	687,580
222,579	United Technologies Corp.	14,240,604
		108,473,220
	Auto Manufacturers—0.5%
58,357	Oshkosh Truck Corp.	1,052,760

	Commercial Services—3.5%
44,637	DynCorp International, Inc., Class A*	702,586
318,779	SAIC, Inc.*	6,021,736
		6,724,322
	Computers—4.1%
23,580	CACI International, Inc., Class A*	1,060,157
118,360	Computer Sciences Corp.*	5,606,714
17,811	Mercury Computer Systems, Inc.*	136,076
10,390	SI International, Inc.*	189,929
44,992	SRA International, Inc., Class A*	987,574
		7,980,450
	Electronics—8.3%
6,862	American Science & Engineering, Inc.	387,840
69,977	Cogent, Inc.*	709,567
107,534	FLIR Systems, Inc.*	4,380,935
168,891	Garmin Ltd.	6,024,343
60,762	L-1 Identity Solutions, Inc.*	818,464
13,845	OSI Systems, Inc.*	291,714
49,012	Taser International, Inc.*	247,020

95,033	Trimble Navigation Ltd.*	$3,155,096
		16,014,979
	Engineering & Construction—1.7%
17,915	Stanley, Inc.*	559,485
66,107	URS Corp.*	2,771,206
		3,330,691
	Metal Fabricate/Hardware—3.9%
11,397	Ladish Co., Inc.*	225,661
77,259	Precision Castparts Corp.	7,218,308
		7,443,969
	Miscellaneous Manufacturing—16.0%
20,624	Ceradyne, Inc.*	955,922
282,027	Honeywell International, Inc.	14,338,253
126,927	ITT Corp.	8,499,032
164,598	Textron, Inc.	7,155,075
		30,948,282
	Packaging & Containers—1.8%
76,567	Ball Corp.	3,413,357

	Software—0.8%
27,301	ManTech International Corp., Class A*	1,524,488

	Telecommunications—3.2%
9,850	Applied Signal Technology, Inc.	144,204
14,087	GeoEye, Inc.*	304,984
105,487	Harris Corp.	5,079,199
23,870	Viasat, Inc.*	549,726
		6,078,113
	Total Common Stocks (Cost $233,900,037)	192,984,631

	Money Market Fund—0.1%
58,796	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $58,796)	58,796

	Total Investments (Cost $233,958,833)(a)—100.1%	193,043,427
	Liabilities in excess of other assets—(0.1%)	(96,581)

	Net Assets—100.0%	$192,946,846

* Non-income producing security.

(a)  At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $234,662,779.  The net unrealized depreciation was $41,619,352 which consisted of aggregate gross unrealized appreciation of $4,449,892 and aggregate gross unrealized depreciation of $46,069,244.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CleantechTM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Auto Parts & Equipment—1.1%
27,887	Fuel Systems Solutions, Inc.*	$1,043,531
54,286	Westport Innovations, Inc. (Canada)*	690,252
		1,733,783
	Biotechnology—3.5%
66,078	Martek Biosciences Corp.*	2,485,194
32,400	Novozymes A/S, Class B (Denmark)	3,076,131
		5,561,325
	Building Materials—2.3%
258,466	Kingspan Group PLC (Ireland)	2,546,660
40,570	WaterFurnace Renewable Energy, Inc. (Canada)	1,131,395
		3,678,055
	Chemicals—2.5%
1,105	Gurit Holding AG (Switzerland)	970,038
84,296	Landec Corp.*	748,548
98,299	Plant Health Care PLC (United Kingdom)*	644,525
73,969	Zoltek Cos., Inc.*	1,650,989
		4,014,100
	Computers—1.1%
65,084	Echelon Corp.*	686,636
43,115	Telvent GIT S.A. (Spain)	1,034,760
		1,721,396
	Electric—1.6%
51,612	Ormat Technologies, Inc.	2,478,408

	Electrical Components & Equipment—14.9%
37,351	American Superconductor Corp.*	1,474,991
441,519	Chloride Group PLC (United Kingdom)	2,219,310
30,040	Energy Conversion Devices, Inc.*	2,100,697
74,036	EnerSys*	2,389,882
62,519	Gamesa Corporacion Tecnologica S.A. (Spain)	2,992,689
45,721	Saft Groupe S.A. (France)	1,806,946
32,632	Schneider Electric S.A. (France)	3,636,283
38,816	SunPower Corp., Class A*	3,057,536
75,980	Suntech Power Holdings Co. Ltd. ADR (China)*	2,542,291
101,426	Xantrex Technology, Inc. (Canada)*	1,453,817
		23,674,442
	Electronics—10.7%
37,650	Badger Meter, Inc.	2,120,825
33,327	Dionex Corp.*	2,316,893
84,300	Horiba Ltd. (Japan)	1,848,462

30,114	Itron, Inc.*	$2,780,426
7,138	Roth & Rau AG (Germany)*	337,453
77,425	Trimble Navigation Ltd.*	2,570,510
43,552	Vaisala Oyj (Finland)	1,847,615
71,617	Woodward Governor Co.	3,222,764
		17,044,948
	Energy - Alternate Sources—11.4%
49,602	Comverge, Inc.*	540,662
21,138,000	Energy Development Corp. (Philippines)	2,321,279
12,813	First Solar, Inc.*	3,653,114
502,686	Iberdrola Renovables S.A. (Spain)*	3,341,185
119,250	Renewable Energy Corp. A/S (Norway)*	3,519,584
33,258	Solar Millennium AG (Germany)*	1,172,732
26,750	Vestas Wind Systems A/S (Denmark)*	3,535,452
		18,084,008
	Engineering & Construction—5.5%
127,456	ABB Ltd. (Switzerland)*	3,385,854
96,986	Arcadis N.V. (Netherlands)	2,183,582
42,532	Grontmij CVA (Netherlands)	1,592,653
88,709	Insituform Technologies, Inc., Class A*	1,533,779
		8,695,868
	Environmental Control—11.4%
194,130	Accsys Technologies PLC (United Kingdom)	723,910
76,000	Asahi Pretec Corp. (Japan)	2,243,049
25,553	BWT AG (Austria)	920,975
63,264	Christ Water Technology AG (Austria)*	840,002
67,846	Fuel Tech, Inc.*	1,257,186
904,000	Hyflux Ltd. (Singapore)	1,803,640
83,300	Kurita Water Industries Ltd. (Japan)	2,658,880
129,233	Nalco Holding Co.	3,036,975
91,387	Tetra Tech, Inc.*	2,625,549
296,000	Tomra Systems ASA (Norway)	2,064,406
		18,174,572
	Hand/Machine Tools—2.5%
64,616	Baldor Electric Co.	2,200,175
6,576	Meyer Burger Technology AG (Switzerland)*	1,852,637
		4,052,812
	Healthcare - Services—1.2%
21,227	Eurofins Scientific (France)	1,940,798

	Machinery - Diversified—3.9%
42,827	Kadant, Inc.*	916,070
25,183	Lindsay Corp.	2,323,635
47,357	Roper Industries, Inc.	2,897,301
		6,137,006
	Miscellaneous Manufacturing—15.7%
68,761	Clarcor, Inc.	2,648,674
61,176	Donaldson Co., Inc.	2,759,649
46,642	ESCO Technologies, Inc.*	1,919,318

498,493	Hansen Transmissions International N.V. (Belgium)*	$3,100,640
136,495	Hexcel Corp.*	2,590,675
76,778	Pall Corp.	3,103,367
67,720	Polypore International, Inc.*	1,770,878
32,521	Siemens AG (Germany)	3,996,352
23,955	SPX Corp.	3,037,015
		24,926,568
	Office Furnishings—1.1%
153,156	Interface, Inc., Class A	1,814,899

	Semiconductors—6.0%
24,586	Centrotherm Photovoltaics AG (Germany)*	1,822,114
111,723	Cree, Inc.*	2,167,426
41,111	LDK Solar Co. Ltd. ADR (China)*	1,384,207
50,296	MEMC Electronic Materials, Inc.*	2,324,179
70,335	Power Integrations, Inc.*	1,921,552
		9,619,478
	Software—1.8%
63,807	Ansys, Inc.*	2,927,465

	Telecommunications—1.9%
147,277	Corning, Inc.	2,947,013

	Total Investments (Cost $163,003,893)(a)—100.1%	159,226,944
	Liabilities in excess of other assets—(0.1%)	(174,634)

	Net Assets—100.0%	$159,052,310

ADR American Depositary Receipt
* Non-income producing security.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $163,598,223. The net unrealized depreciation was $4,371,279 which consisted of aggregate gross unrealized appreciation of $8,375,183 and aggregate gross unrealized depreciation of $12,746,462.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other
	Equity Interests—100.0%
	Consumer Discretionary—3.6%
67,081	BorgWarner, Inc.	$2,704,706
73,332	Guess?, Inc.	2,322,424
39,053	Polo Ralph Lauren Corp.	2,310,766
139,687	Urban Outfitters, Inc.*	4,611,069
88,964	Yum! Brands, Inc.	3,186,690
		15,135,655
	Consumer Staples—1.3%
26,676	Bunge Ltd.	2,638,790
51,612	Church & Dwight Co., Inc.	2,831,950
		5,470,740
	Energy—14.6%
21,377	Apache Corp.	2,397,858
28,131	Baker Hughes, Inc.	2,332,341
60,691	Cabot Oil & Gas Corp.	2,671,011
48,678	Cameron International Corp.*	2,324,861
75,757	Chesapeake Energy Corp.	3,799,214
20,768	Diamond Offshore Drilling, Inc.	2,477,622
64,171	FMC Technologies, Inc.*	3,964,484
79,861	Halliburton Co.	3,579,370
24,533	Hess Corp.	2,487,646
28,859	Massey Energy Co.	2,142,781
52,521	Noble Energy, Inc.	3,879,726
56,847	Occidental Petroleum Corp.	4,481,249
34,078	Oceaneering International, Inc.*	2,066,490
39,820	Smith International, Inc.	2,961,812
44,288	St. Mary Land & Exploration Co.	1,884,897
44,027	Superior Energy Services, Inc.*	2,088,201
17,858	Transocean, Inc.*	2,429,224
315,467	Williams (The) Cos., Inc.	10,110,717
94,342	XTO Energy, Inc.	4,455,773
		62,535,277
	Financials—6.9%
44,612	Arch Capital Group Ltd.*	3,110,795
34,664	BlackRock, Inc.	7,512,035
144,032	Eaton Vance Corp.	5,349,348
73,613	Leucadia National Corp.	3,295,654
51,003	Taubman Centers, Inc.	2,448,144
174,409	Ventas, Inc.	7,823,988
		29,539,964
	Health Care—6.6%
104,394	Celgene Corp.*	7,880,703

69,509	Covance, Inc.*	$6,380,926
27,625	C.R. Bard, Inc.	2,564,705
138,551	Gilead Sciences, Inc.*	7,478,983
75,796	Henry Schein, Inc.*	4,059,634
		28,364,951
	Industrials—34.3%
32,196	Alliant Techsystems, Inc.*	3,187,082
98,146	AMETEK, Inc.	4,697,268
47,262	Brink’s (The) Co.	3,259,188
24,533	Burlington Northern Santa Fe Corp.	2,554,621
95,796	C.H. Robinson Worldwide, Inc.	4,617,367
32,845	Caterpillar, Inc.	2,283,384
199,606	Corrections Corp. of America*	5,594,956
416,848	Covanta Holding Corp.*	11,730,103
51,833	CSX Corp.	3,502,874
60,287	Cummins, Inc.	3,999,440
56,404	Donaldson Co., Inc.	2,544,384
27,625	Dun & Bradstreet (The) Corp.	2,669,680
111,875	Expeditors International of Washington, Inc.	3,972,681
20,183	First Solar, Inc.*	5,754,375
34,078	Flowserve Corp.	4,543,961
28,676	Fluor Corp.	2,332,793
93,069	Foster Wheeler Ltd.*	5,283,527
129,551	General Cable Corp.*	7,466,024
58,911	Harsco Corp.	3,187,085
40,366	ITT Corp.	2,702,907
173,357	J.B. Hunt Transport Services, Inc.	6,410,742
76,911	Jacobs Engineering Group, Inc.*	5,948,297
85,990	Joy Global, Inc.	6,210,198
81,340	Kansas City Southern*	4,473,700
60,791	Kirby Corp.*	2,900,947
41,014	Lincoln Electric Holdings, Inc.	3,295,475
33,287	Lockheed Martin Corp.	3,472,833
259,245	McDermott International, Inc.*	12,358,210
40,650	Norfolk Southern Corp.	2,923,548
77,133	Quanta Services, Inc.*	2,381,867
48,456	Roper Industries, Inc.	2,964,538
74,080	Terex Corp.*	3,506,206
97,316	WESCO International, Inc.*	3,663,947
		146,394,208
	Information Technology—7.5%
55,574	Amphenol Corp., Class A	2,649,213
69,651	Apple, Inc.*	11,071,025
75,757	Cognizant Technology Solutions Corp., Class A*	2,126,499
52,561	CommScope, Inc.*	2,343,695
65,586	Global Payments, Inc.	2,904,804
50,378	Harris Corp.	2,425,701
10,091	MasterCard, Inc., Class A	2,463,718
39,677	Salesforce.com, Inc.*	2,530,996
109,004	Trimble Navigation Ltd.*	3,618,933
		32,134,584
	Materials—12.6%
120,512	Airgas, Inc.	6,902,927
95,796	AK Steel Holding Corp.	6,083,046
72,237	Albemarle Corp.	2,812,186
73,653	Ball Corp.	3,283,451

73,332	Cleveland-Cliffs, Inc.	$7,949,923
41,378	FMC Corp.	3,077,282
46,534	Monsanto Co.	5,542,665
33,287	Mosaic (The) Co.	4,234,439
30,456	Praxair, Inc.	2,854,641
53,288	Reliance Steel & Aluminum Co.	3,365,670
47,365	Sigma-Aldrich Corp.	2,876,950
30,456	United States Steel Corp.	4,883,924
		53,867,104
	Telecommunication Services—7.9%
415,328	American Tower Corp., Class A*	17,402,243
317,428	Crown Castle International Corp.*	12,125,750
116,043	SBA Communications Corp., Class A*	4,396,869
		33,924,862
	Utilities—4.7%
55,574	Edison International	2,686,447
65,586	Energen Corp.	3,948,277
29,950	Entergy Corp.	3,202,254
80,004	Equitable Resources, Inc.	4,180,209
52,600	PPL Corp.	2,470,096
64,574	Questar Corp.	3,414,673
		19,901,956
	Total Common Stocks and Other Equity Interests
	(Cost $426,491,777)	427,269,301

	Money Market Fund—0.0%
20,358	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $20,358)	20,358

	Total Investments
	(Cost $426,512,135)(a)—100.0%	427,289,659
	Other assets less liabilities—0.0%	138,389

	Net Assets—100.0%	$427,428,048

* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $426,901,636. The net unrealized depreciation was $388,023 which consisted of aggregate gross unrealized appreciation of $20,678,079 and aggregate gross unrealized depreciation of $20,290,056.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.6%
	Bermuda—0.5%
88,752	China Yuchai International Ltd.	$814,743
110,911	Global Sources Ltd. *	1,532,790
		2,347,533
	British Virgin Islands—0.1%
54,712	Origin Agritech Ltd. *	253,864

	Cayman Islands—6.1%
51,745	3SBio, Inc. ADR	474,502
201,523	Actions Semiconductor Co. Ltd. ADR*	620,691
136,452	China Digital TV Holding Co. Ltd. ADR*	1,825,728
65,250	China Medical Technologies, Inc. ADR	3,126,780
253,720	China Nepstar Chain Drugstore Ltd. ADR	1,973,942
103,185	China Techfaith Wireless Communication Technology Ltd. ADR *	375,593
196,410	E-House China Holdings ADR*	1,863,931
119,729	Longtop Financial Technologies Ltd. ADR*	2,019,828
84,011	New Oriental Education & Technology Group ADR *	5,880,770
87,451	Noah Education Holdings Ltd. ADR*	482,730
27,052	Perfect World Co. Ltd ADR*	715,796
885,359	Semiconductor Manufacturing International Corp. ADR *	2,390,469
100,500	Spreadtrum Communications, Inc. ADR	478,380
59,473	Trina Solar Ltd. ADR*	1,636,697
148,724	WuXi PharmaTech Cayman, Inc. ADR*	2,694,879
		26,560,716
	China—68.2%
67,314	51job, Inc. ADR *	969,995
72,045	Acorn International, Inc. ADR*	520,165
150,510	Agria Corp. ADR	669,770
696,034	Aluminum Corp of China Ltd. ADR	17,686,224
61,451	Baidu.com ADR *	21,332,715
64,942	Canadian Solar, Inc.	1,868,381
115,906	China Eastern Airlines Corp. Ltd. ADR*	3,804,035
49,719	China Finance Online Co. Ltd. ADR *	862,127
371,929	China Life Insurance Co. Ltd. ADR*	21,047,462
204,139	China Petroleum and Chemical Corp. ADR	21,483,588
102,068	China Security & Surveillance Technology, Inc.	1,439,159
208,341	China Southern Airlines Co. Ltd. ADR*	4,677,255
94,200	China Sunergy Co. Ltd. ADR*	815,772
354,545	China Telecom Corp. Ltd. ADR	19,336,884
65,009	Chinacast Education Corp Com*	275,638
46,385	ChinaEdu Corp. ADR	169,305
104,452	Cninsure, Inc. ADR	1,446,660
158,232	Ctrip.com International Ltd. ADR	7,134,681
59,826	eLong, Inc. ADR *	433,140
306,560	Focus Media Holding Ltd. ADR *	9,107,898
570,979	Giant Interactive Group, Inc. ADR*	5,332,944
337,385	Guangshen Railway Co. Ltd. ADR	8,387,391
198,653	Gushan Enviromental Energy Ltd. ADR	2,391,782
84,573	Home Inns & Hotels Management, Inc. ADR	1,322,722
690,383	Huaneng Power International, Inc. ADR	19,448,089
52,072	Hurray! Holding Co. Ltd. ADR *	158,820

367,593	JA Solar Holdings Co. Ltd. ADR *	$5,576,386
84,731	KongZhong Corp. ADR * (~)	331,298
252,543	LDK Solar Co. Ltd. ADR *	8,503,123
57,222	Linktone Ltd. ADR *	96,133
247,030	Mindray Medical International Ltd. ADR	9,868,849
303,769	Netease.com, Inc. ADR * (~)	6,895,556
83,333	Ninetowns Internet Technology Group Co. Ltd. ADR *	174,999
200,902	PetroChina Co. Ltd. ADR (~)	26,812,380
125,029	Qiao Xing Mobile Communication Co. Ltd. *	702,663
70,608	Qiao Xing Universal Telephone, Inc. *	348,804
170,524	Shanda Interactive Entertainment Ltd. ADR *	4,404,635
148,842	Simcere Pharmaceutical Group ADR*	1,786,104
130,189	SINA Corp. *	5,888,448
171,467	Sinopec Shanghai Petrochemical Co. Ltd. ADR	5,665,270
101,960	Sinovac Biotech Ltd. *	360,938
136,725	Solarfun Power Holdings Co. Ltd. ADR *	1,886,805
364,663	Suntech Power Holdings Co. Ltd. ADR *	12,201,624
68,498	The9 Ltd. ADR *	1,531,615
79,596	Tongjitang Chinese Medicines Co. ADR *	318,384
162,774	Visionchina Media, Inc. ADR*	4,075,861
238,152	WSP Holdings Ltd . ADR*	1,798,048
166,843	Xinhua Finance Media Ltd. ADR*	392,081
171,408	Xinyuan Real Estate Co. Ltd. ADR*	961,599
1,113,231	Yanzhou Coal Mining Co. Ltd. ADR	20,027,026
302,269	Yingli Green Energy Holding Co. Ltd. ADR *	5,096,255
39,555	Yucheng Technologies Ltd.*	512,633
		298,340,119
	Hong Kong—20.7%
253,391	CDC Corp., Class A *	696,825
393,610	China Mobile Ltd. ADR (~)	26,312,828
365,335	China Netcom Group Corp. Ltd. ADR (~)	22,131,994
1,080,340	China Unicom Ltd. ADR (~)	22,103,756
119,341	CNOOC Ltd. ADR	17,588,477
37,607	Deswell Industries, Inc.	220,753
106,699	Nam Tai Electronics, Inc.	1,230,240
		90,284,873
	South Korea—0.1%
102,992	Webzen, Inc. ADR *	282,198

	United States—3.9%
40,372	American Dairy, Inc. *	452,570
108,090	AsiaInfo Holdings, Inc. *	1,488,399
59,843	China Automotive Systems, Inc. *	366,838
126,758	China BAK Battery, Inc. *	617,311
46,866	China Shenghuo Pharmaceutical Holdings, Inc.	109,198
31,427	Chindex International, Inc. *	487,433
91,686	Cogo Group Inc*	423,589
49,832	Fuqi International, Inc.	436,528
64,415	Fushi Copperweld, Inc.	1,008,095
127,668	HSW International, Inc. *	435,348
129,081	ShengdaTech, Inc. *	1,257,249
89,886	Sohu.com, Inc. *	6,784,596
43,532	SORL Auto Parts, Inc. *	222,449
90,392	Sutor Technology Group Ltd.*	643,591

169,882	Tiens Biotech Group USA, Inc. *	$169,882
297,921	UTStarcom, Inc. *	1,406,187
64,201	Wonder Auto Technology, Inc.	543,140
		16,852,403
	Total Common Stocks and Other Equity Interests
	(Cost $578,729,750)	434,921,706

	Money Market Fund—0.3%
1,473,567	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $1,473,567)	1,473,567

	Total Investments
	(Cost $580,203,317) (a)—99.9%	436,395,273
	Other assets less liabilities—0.1%	391,538

	Net Assets—100.0%	$436,786,811

ADR American Depositary Receipt
* Non-income producing security.

(~)   Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The aggregate value of these securities as of July 31, 2008 represented 23.9% of the Fund’s Net Assets.

	Value 4/30/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
China Mobile Ltd. ADR	$32,160,761	$7,039,104	$(5,241,354)	$(7,645,683)	$26,312,828	$282,274	$346,334
China Netcom Group Corp. Ltd. ADR	22,683,799	3,779,515	(4,166,609)	(164,711)	22,131,994	601,116	350,011
China Unicom Ltd. ADR	19,390,265	6,716,841	(3,430,149)	(573,201)	22,103,756	277,645	292,144
KongZhong Corp. ADR	382,468	56,717	(83,119)	(24,768)	331,298	—	(18,074)
Netease.com, Inc. ADR	7,235,162	1,118,705	(1,522,121)	63,810	6,895,556	—	198,654
PetroChina Co. Ltd. ADR	32,686,442	4,781,922	(6,520,332)	(4,135,652)	26,812,380	518,861	(1,087,781)
Total Investments in Affiliates	$114,538,897	$23,492,804	$(20,963,684)	$(12,480,205)	$104,587,812	$1,679,896	$81,288

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $588,961,185. The net unrealized depreciation was $152,565,912 which consisted of aggregate gross unrealized appreciation of $10,148,200 and aggregate gross unrealized depreciation of $162,714,112.

Sector Breakdown

As of July 31, 2008

% of
Net Assets
Telecommunication Services	20.6
Energy	20.6
Information Technology	18.6
Industrials	11.0
Consumer Discretionary	7.5
Materials	5.8
Financials	5.8
Utilities	4.5
Health Care	4.4
Consumer Staples	0.8
Money Market Fund	0.3
Other	0.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Listed Private Equity Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other
	Equity Interests—100.0%
	Banks—5.5%
109,758	SVB Financial Group *	$6,320,963

	Closed-end Funds—1.3%
68,841	Kayne Anderson Energy Development Co.	1,548,923

	Commercial Services—3.8%
192,513	Macquarie Infrastructure Co. LLC	4,316,141

	Diversified Financial Services—18.6%
37,893	Affiliated Managers Group, Inc. *	3,273,955
448,172	Blackstone Group LP (The)	8,322,554
114,930	Evercore Partners, Inc., Class A	1,500,986
699,486	Fortress Investment Group LLC, Class A	8,295,904
		21,393,399
	Holding Companies - Diversified—11.2%
175,592	Compass Diversified Holdings	2,042,135
242,427	Leucadia National Corp.	10,853,457
		12,895,592
	Internet—5.6%
286,561	CMGI, Inc. *	3,507,507
214,532	Internet Capital Group, Inc. *	1,724,837
888,398	Safeguard Scientifics, Inc. *	1,199,337
		6,431,681
	Investment Companies—49.4%
488,144	Allied Capital Corp.	6,711,979
407,968	American Capital Ltd.	8,289,909
369,882	Apollo Investment Corp.	5,892,220
445,826	Ares Capital Corp.	5,095,791
310,170	BlackRock Kelso Capital Corp.	3,027,259
21,072	Capital Southwest Corp.	2,747,578
110,645	Gladstone Capital Corp.	1,826,749
171,665	Gladstone Investment Corp.	1,356,154
198,226	Harris & Harris Group, Inc. *	1,341,990
182,201	Hercules Technology Growth Capital, Inc.	1,812,900
490,768	KKR Financial Holdings LLC	5,040,187
108,670	Kohlberg Capital Corp.	979,117
399,487	MCG Capital Corp.	1,909,548
130,497	MVC Capital, Inc.	1,837,398
131,074	NGP Capital Resources Co.	2,129,953
160,146	Patriot Capital Funding, Inc.	1,129,029
162,064	PennantPark Investment Corp.	1,124,724
192,988	Prospect Capital Corp.	2,547,442
166,271	TICC Capital Corp.	856,296

50,798	Tortoise Capital Resources Corp.	$594,337
59,083	UTEK Corp. *	604,419
		56,854,979
	REIT—4.6%
458,755	CapitalSource, Inc.	5,330,733
	Total Common Stocks and Other Equity Interests
	(Cost $163,527,987)	115,092,411

	Money Market Fund—0.3%
293,924	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $293,924)	293,924

	Total Investments
	(Cost $163,821,911)(a)—100.3%	115,386,335
	Liabilities in excess of other assets—(0.3%)	(321,563)

	Net Assets—100.0%	$115,064,772

REIT Real Estate Investment Trust.
* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $167,352,206. The net unrealized depreciation was $51,965,871 which consisted of aggregate gross unrealized appreciation of $1,697,375 and aggregate gross unrealized depreciation of $53,663,246.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks- 100.4%
	Auto Manufacturers—3.1%
30,542	Toyota Motor Corp. ADR (Japan)	$2,628,139

	Biotechnology—9.9%
731,534	Biosante Pharmaceuticals, Inc. *	4,103,906
438,920	Nanosphere, Inc. *	4,340,919
		8,444,825
	Chemicals—21.0%
29,123	Air Products & Chemicals, Inc.	2,772,801
67,259	E.I. du Pont de Nemours & Co.	2,946,617
563,223	ShengdaTech, Inc.*	5,485,791
717,334	Symyx Technologies, Inc. *	6,807,499
		18,012,708
	Commercial Services—8.3%
1,682,528	Altair Nanotechnologies, Inc. *	4,509,175
1,243,608	Arrowhead Research Corp. *	2,624,013
		7,133,188
	Computers—7.0%
65,061	Hewlett-Packard Co.	2,914,733
23,814	International Business Machines Corp.	3,047,716
		5,962,449
	Electronics—11.4%
207,842	FEI Co. *	5,248,011
156,972	NVE Corp. *	4,489,399
		9,737,410
	Energy - Alternate Sources—6.6%
433,950	Headwaters, Inc. *	5,689,085

	Investment Companies—4.1%
512,074	Harris & Harris Group, Inc. *	3,466,741

	Miscellaneous Manufacturing—6.9%
40,882	3M Co.	2,877,684
105,994	General Electric Co.	2,998,570
		5,876,254

	Pharmaceuticals—8.6%
117,045	Elan Corp. PLC ADR (Ireland) *	$2,346,752
506,060	Flamel Technologies ADR (France) *	5,050,479
		7,397,231
	Semiconductors—8.7%
130,983	Intel Corp.	2,906,513
280,834	Veeco Instruments, Inc. *	4,571,977
		7,478,490
	Software—4.8%
731,534	Accelrys, Inc. *	4,089,275

	Total Investments
	(Cost $104,283,296)(a) —100.4%	85,915,795
	Liabilities in excess of other assets—(0.4%)	(368,126)

	Net Assets—100.0%	$85,547,669

ADR- American Depositary Receipt
* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $104,283,296. The net unrealized depreciation was $18,367,501 which consisted of aggregate gross unrealized appreciation of $2,986,042 and aggregate gross unrealized depreciation of $21,353,543.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ 100 BuyWrite

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests (<)—102.9%
	Advertising—0.4%
165	Focus Media Holding Ltd. ADR (China) *	$4,902
111	Lamar Advertising Co., Class A	4,216
		9,118
	Airlines—0.2%
175	Ryanair Holdings PLC ADR (Ireland) *	4,261

	Auto Manufacturers—1.1%
637	PACCAR, Inc.	26,792

	Beverages—0.1%
140	Hansen Natural Corp. *	3,200

	Biotechnology—10.8%
789	Amgen, Inc. *	49,415
491	Biogen Idec, Inc. *	34,252
672	Celgene Corp. *	50,729
521	Genzyme Corp. *	39,935
1,413	Gilead Sciences, Inc. *	76,273
229	Vertex Pharmaceuticals, Inc. *	7,901
		258,505
	Chemicals—0.5%
193	Sigma-Aldrich Corp.	11,723

	Commercial Services—1.5%
249	Apollo Group, Inc., Class A *	15,510
191	Monster Worldwide, Inc. *	3,388
532	Paychex, Inc.	17,514
		36,412
	Computers—20.3%
1,912	Apple, Inc. *	303,911
407	Cadence Design Systems, Inc. *	3,008
438	Cognizant Technology Solutions Corp., Class A *	12,295
1,156	Dell, Inc. *	28,403
273	Logitech International S.A. (Switzerland) *	7,161
559	NetApp, Inc. *	14,282
877	Research In Motion Ltd. (Canada) *	107,713
310	SanDisk Corp. *	4,371
512	Sun Microsystems, Inc. *	5,443
		486,587

	Distribution/Wholesale—0.5%
222	Fastenal Co.	$10,847

	Electronics—1.4%
1,411	Flextronics International Ltd. (Singapore) *	12,601
223	FLIR Systems, Inc. *	9,085
311	Garmin Ltd.	11,093
		32,779
	Engineering & Construction—0.5%
234	Foster Wheeler Ltd. *	13,284

	Environmental Control—0.3%
141	Stericycle, Inc. *	8,425

	Food—0.2%
207	Whole Foods Market, Inc.	4,589

	Healthcare - Products—2.0%
222	DENTSPLY International, Inc.	8,936
140	Henry Schein, Inc. *	7,498
418	Hologic, Inc. *	7,720
60	Intuitive Surgical, Inc. *	18,678
175	Patterson Cos., Inc. *	5,465
		48,297
	Internet—11.9%
251	Akamai Technologies, Inc. *	5,858
431	Amazon.com, Inc. *	32,903
41	Baidu.com ADR (China) *	14,233
1,527	eBay, Inc. *	38,435
438	Expedia, Inc. *	8,572
226	Google, Inc., Class A *	107,067
450	IAC/InterActiveCorp *	7,857
846	Liberty Media Corp. Interactive, Series A *	11,869
1,366	Symantec Corp. *	28,782
286	VeriSign, Inc. *	9,306
1,029	Yahoo!, Inc. *	20,467
		285,349
	Iron/Steel—0.4%
303	Steel Dynamics, Inc.	9,599

	Lodging—0.8%
190	Wynn Resorts Ltd.	18,521

	Machinery - Construction & Mining—0.5%
165	Joy Global, Inc.	11,916

	Media—4.5%
2,217	Comcast Corp., Class A	45,715
1,298	DIRECTV Group (The), Inc. *	35,072
370	Discovery Holding Co., Class A *	7,356
338	DISH Network Corp., Class A *	9,944

251	Liberty Global, Inc., Series A *	$7,236
2,444	Sirius XM Radio, Inc. *	3,910
		109,233
	Pharmaceuticals—3.4%
199	Amylin Pharmaceuticals, Inc. *	6,278
103	Cephalon, Inc. *	7,535
349	Express Scripts, Inc. *	24,619
980	Teva Pharmaceutical Industries Ltd. ADR (Israel)	43,944
		82,376
	Retail—4.1%
543	Bed Bath & Beyond, Inc. *	15,112
355	Costco Wholesale Corp.	22,251
190	PetSmart, Inc.	4,315
215	Sears Holdings Corp. *	17,415
733	Staples, Inc.	16,493
1,574	Starbucks Corp. *	23,122
		98,708
	Semiconductors—8.1%
656	Altera Corp.	14,399
1,090	Applied Materials, Inc.	18,879
633	Broadcom Corp., Class A *	15,376
3,119	Intel Corp.	69,210
320	KLA-Tencor Corp.	12,029
201	Lam Research Corp. *	6,611
461	Linear Technology Corp.	14,314
896	Marvell Technology Group Ltd. (Bermuda) *	13,252
239	Microchip Technology, Inc.	7,631
847	NVIDIA Corp. *	9,690
576	Xilinx, Inc.	14,302
		195,693
	Software—15.6%
910	Activision Blizzard, Inc. *	32,742
811	Adobe Systems, Inc. *	33,535
363	Autodesk, Inc. *	11,576
767	CA, Inc.	18,301
336	Check Point Software Technologies (Israel) *	7,671
339	Citrix Systems, Inc. *	9,031
499	Electronic Arts, Inc. *	21,547
319	Fiserv, Inc. *	15,255
175	Infosys Technologies Ltd. ADR (India)	6,893
629	Intuit, Inc. *	17,191
4,985	Microsoft Corp.	128,213
3,341	Oracle Corp. *	71,931
		373,886
	Telecommunications—12.5%
3,282	Cisco Systems, Inc. *	72,171
537	Juniper Networks, Inc. *	13,978
103	Leap Wireless International, Inc. *	4,442
2,353	Level 3 Communications, Inc. *	8,000
163	Millicom International Cellular S.A. (Luxembourg)	12,613

253	NII Holdings, Inc. *	$13,829
3,036	QUALCOMM, Inc.	168,013
557	Virgin Media, Inc.	6,250
		299,296
	Textiles—0.3%
287	Cintas Corp.	8,162

	Transportation—1.0%
262	C.H. Robinson Worldwide, Inc.	12,629
326	Expeditors International of Washington, Inc.	11,576
		24,205
	Total Investments
	(Cost $2,634,534)(a)—102.9%	2,471,763
	Liabilities in excess of other assets—(2.9%)	(69,733)

	Net Assets—100.0%	$2,402,030

ADR American Depository Reciept.
* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,634,534.  The net unrealized deprecation was $162,771 which consisted of aggregate gross unrealized appreciation of $73,492 and aggregate gross unrealized depreciation of $236,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares S&P 500 BuyWrite Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests(<)102.1%
	Consumer Discretionary—8.2%
184	Abercrombie & Fitch Co., Class A	$10,160
671	Amazon.com, Inc. *	51,224
296	Apollo Group, Inc., Class A *	18,438
285	AutoNation, Inc. *	2,941
93	AutoZone, Inc. *	12,117
552	Bed Bath & Beyond, Inc. *	15,362
751	Best Buy Co., Inc.	29,830
175	Big Lots, Inc. *	5,331
130	Black & Decker (The) Corp.	7,803
949	Carnival Corp.	35,056
1,460	CBS Corp., Class B	23,886
262	Centex Corp.	3,846
735	Coach, Inc. *	18,750
6,435	Comcast Corp., Class A	132,690
587	D.R. Horton, Inc.	6,527
304	Darden Restaurants, Inc.	9,901
119	Dillard’s, Inc., Class A	1,203
1,544	DIRECTV Group (The), Inc. *	41,719
610	Eastman Kodak Co.	8,930
443	Expedia, Inc. *	8,670
296	Family Dollar Stores, Inc.	6,897
4,812	Ford Motor Co. *	23,098
333	Fortune Brands, Inc.	19,084
346	GameStop Corp., Class A *	14,016
488	Gannett Co., Inc.	8,843
960	Gap (The), Inc.	15,475
1,230	General Motors Corp.	13,616
357	Genuine Parts Co.	14,319
510	Goodyear Tire & Rubber (The) Co. *	10,011
707	H&R Block, Inc.	17,201
515	Harley-Davidson, Inc.	19,488
127	Harman International Industries, Inc.	5,229
301	Hasbro, Inc.	11,655
3,689	Home Depot (The), Inc.	87,909
384	IAC/InterActiveCorp *	6,705
659	International Game Technology	14,307
1,006	Interpublic Group of Cos., Inc. *	8,843
482	J. C. Penney Co., Inc.	14,860
1,289	Johnson Controls, Inc.	38,876
181	Jones Apparel Group, Inc.	3,030
161	KB Home	2,832
667	Kohl’s Corp. *	27,954
352	Leggett & Platt, Inc.	6,864
293	Lennar Corp., Class A	3,545
647	Limited Brands, Inc.	10,669
207	Liz Claiborne, Inc.	2,705
3,181	Lowe’s Cos., Inc.	64,638
904	Macy’s, Inc.	17,004
652	Marriott International, Inc., Class A	16,893
787	Mattel, Inc.	15,779

2,464	McDonald’s Corp.	$147,322
698	McGraw-Hill (The) Cos., Inc.	28,388
79	Meredith Corp.	2,019
303	New York Times (The) Co., Class A	3,815
588	Newell Rubbermaid, Inc.	9,720
5,005	News Corp., Class A	70,721
825	NIKE, Inc., Class B	48,411
373	Nordstrom, Inc.	10,720
576	Office Depot, Inc. *	3,917
697	Omnicom Group, Inc.	29,755
124	Polo Ralph Lauren Corp.	7,337
451	Pulte Homes, Inc.	5,507
278	RadioShack Corp.	4,637
191	Scripps Networks Interactive, Inc., Class A	7,743
152	Sears Holdings Corp. *	12,312
214	Sherwin-Williams (The) Co.	11,396
122	Snap-On, Inc.	6,867
165	Stanley Works (The)	7,339
1,526	Staples, Inc.	34,335
1,583	Starbucks Corp. *	23,254
398	Starwood Hotels & Resorts Worldwide, Inc.	13,647
1,693	Target Corp.	76,574
265	Tiffany & Co.	10,014
7,777	Time Warner, Inc.	111,367
916	TJX Cos., Inc.	30,878
186	VF Corp.	13,314
1,375	Viacom, Inc., Class B *	38,404
4,140	Walt Disney (The) Co.	125,649
12	Washington Post (The) Co., Class B	7,419
183	Wendy’s International, Inc.	4,200
160	Whirlpool Corp.	12,112
375	Wyndham Worldwide Corp.	6,728
1,029	Yum! Brands, Inc.	36,859
		1,929,409
	Consumer Staples—11.5%
4,551	Altria Group, Inc.	92,613
1,549	Anheuser-Busch Cos., Inc.	104,960
1,399	Archer-Daniels-Midland Co.	40,053
927	Avon Products, Inc.	39,305
180	Brown-Forman Corp., Class B	12,953
464	Campbell Soup Co.	16,880
294	Clorox (The) Co.	16,023
4,341	Coca-Cola (The) Co.	223,562
613	Coca-Cola Enterprises, Inc.	10,378
1,104	Colgate-Palmolive Co.	81,994
988	ConAgra Foods, Inc.	21,420
411	Constellation Brands, Inc., Class A *	8,845
941	Costco Wholesale Corp.	58,982
3,106	CVS Caremark Corp.	113,369
320	Dean Foods Co. *	6,816
242	Estee Lauder (The) Cos., Inc., Class A	10,672
728	General Mills, Inc.	46,876
686	H.J. Heinz Co.	34,561
359	Hershey (The) Co.	13,200
545	Kellogg Co.	28,918
909	Kimberly-Clark Corp.	52,567
3,294	Kraft Foods, Inc., Class A	104,815
1,438	Kroger (The) Co.	40,667
373	Lorillard, Inc. *	25,032
274	McCormick & Co., Inc.	10,987

300	Molson Coors Brewing Co., Class B	$16,191
292	Pepsi Bottling Group (The), Inc.	8,132
3,448	PepsiCo, Inc.	229,499
4,585	Philip Morris International, Inc.	236,815
6,611	Procter & Gamble (The) Co.	432,888
372	Reynolds American, Inc.	20,769
951	Safeway, Inc.	25,411
1,535	Sara Lee Corp.	20,968
461	SUPERVALU, Inc.	11,811
1,306	Sysco Corp.	37,038
583	Tyson Foods, Inc., Class A	8,687
321	UST, Inc.	16,888
2,153	Walgreen Co.	73,934
5,057	Wal-Mart Stores, Inc.	296,441
299	Whole Foods Market, Inc.	6,629
467	Wm. Wrigley Jr. Co.	36,874
		2,695,423
	Energy—14.4%
1,017	Anadarko Petroleum Corp.	58,894
726	Apache Corp.	81,435
667	Baker Hughes, Inc.	55,301
639	BJ Services Co.	18,787
210	Cabot Oil & Gas Corp.	9,242
470	Cameron International Corp. *	22,447
1,046	Chesapeake Energy Corp.	52,457
4,479	Chevron Corp.	378,744
3,352	ConocoPhillips	273,590
398	CONSOL Energy, Inc.	29,607
969	Devon Energy Corp.	91,948
1,508	El Paso Corp.	27,038
309	ENSCO International, Inc.	21,364
539	EOG Resources, Inc.	54,186
11,451	Exxon Mobil Corp.	921,005
1,896	Halliburton Co.	84,979
610	Hess Corp.	61,854
1,538	Marathon Oil Corp.	76,085
173	Massey Energy Co.	12,845
412	Murphy Oil Corp.	32,849
603	Nabors Industries Ltd. (Bermuda) *	21,985
901	National Oilwell Varco, Inc. *	70,846
585	Noble Corp.	30,344
371	Noble Energy, Inc.	27,406
1,784	Occidental Petroleum Corp.	140,633
590	Peabody Energy Corp.	39,914
332	Range Resources Corp.	16,122
238	Rowan Cos., Inc.	9,472
2,593	Schlumberger Ltd.	263,449
437	Smith International, Inc.	32,504
735	Southwestern Energy Co. *	26,688
1,376	Spectra Energy Corp.	37,386
248	Sunoco, Inc.	10,071
291	Tesoro Corp.	4,493
692	Transocean, Inc. *	94,133
1,148	Valero Energy Corp.	38,355
1,477	Weatherford International Ltd. *	55,727
1,269	Williams (The) Cos., Inc.	40,671
1,163	XTO Energy, Inc.	54,928
		3,379,784

	Financials—15.7%
1,034	Aflac, Inc.	$57,501
1,197	Allstate (The) Corp.	55,325
435	American Capital Ltd.	8,839
2,517	American Express Co.	93,431
5,844	American International Group, Inc.	152,236
482	Ameriprise Financial, Inc.	20,485
649	Aon Corp.	29,724
193	Apartment Investment & Management Co., Class A	6,595
208	Assurant, Inc.	12,505
168	AvalonBay Communities, Inc.	16,751
9,907	Bank of America Corp.	325,939
2,485	Bank of New York Mellon (The) Corp.	88,218
1,188	BB&T Corp.	33,288
257	Boston Properties, Inc.	24,721
816	Capital One Financial Corp.	34,158
370	CB Richard Ellis Group, Inc., Class A *	5,199
2,017	Charles Schwab (The) Corp.	46,169
795	Chubb (The) Corp.	38,192
347	Cincinnati Financial Corp.	9,660
599	CIT Group, Inc.	5,080
11,831	Citigroup, Inc.	221,121
118	CME Group, Inc.	42,495
317	Comerica, Inc.	9,104
256	Developers Diversified Realty Corp.	8,182
1,041	Discover Financial Services	15,251
987	E*TRADE Financial Corp. *	2,981
581	Equity Residential	25,082
2,313	Fannie Mae	26,600
184	Federated Investors, Inc., Class B	6,046
1,233	Fifth Third Bancorp	17,225
395	First Horizon National Corp.	3,713
339	Franklin Resources, Inc.	34,107
1,388	Freddie Mac	11,340
581	General Growth Properties, Inc.	15,925
940	Genworth Financial, Inc., Class A	15,012
857	Goldman Sachs Group (The), Inc.	157,722
685	Hartford Financial Services Group (The), Inc.	43,422
510	HCP, Inc.	18,396
1,135	Host Hotels & Resorts, Inc.	14,880
1,128	Hudson City Bancorp, Inc.	20,597
775	Huntington Bancshares, Inc.	5,441
153	IntercontinentalExchange, Inc. *	15,269
313	Janus Capital Group, Inc.	9,496
7,504	JPMorgan Chase & Co.	304,887
1,041	Keycorp	10,983
551	Kimco Realty Corp.	19,445
303	Legg Mason, Inc.	12,226
1,514	Lehman Brothers Holdings, Inc. (@)	26,253
381	Leucadia National Corp.	17,057
565	Lincoln National Corp.	26,951
787	Loews Corp.	35,069
168	M&T Bank Corp.	11,824
1,111	Marsh & McLennan Cos., Inc.	31,386
548	Marshall & Ilsley Corp.	8,330
450	MBIA, Inc.	2,669
2,957	Merrill Lynch & Co., Inc.	78,804
1,544	MetLife, Inc.	78,389
261	MGIC Investment Corp.	1,670
441	Moody’s Corp.	15,351
2,406	Morgan Stanley	94,989
1,605	National City Corp.	7,592

417	Northern Trust Corp.	$32,597
576	NYSE Euronext	27,210
371	Plum Creek Timber Co., Inc.	18,075
751	PNC Financial Services Group, Inc.	53,539
562	Principal Financial Group, Inc.	23,891
1,473	Progressive (The) Corp.	29,828
563	ProLogis	27,519
948	Prudential Financial, Inc.	65,384
269	Public Storage	22,028
1,509	Regions Financial Corp.	14,305
191	Safeco Corp.	12,637
489	Simon Property Group, Inc.	45,296
1,002	SLM Corp. *	17,164
1,009	Sovereign Bancorp, Inc.	9,606
927	State Street Corp.	66,410
756	SunTrust Banks, Inc.	31,041
565	T. Rowe Price Group, Inc.	33,815
192	Torchmark Corp.	11,146
1,315	Travelers (The) Cos., Inc.	58,018
3,782	U.S. Bancorp	115,767
752	Unum Group	18,168
290	Vornado Realty Trust	27,570
4,646	Wachovia Corp.	80,236
3,225	Washington Mutual, Inc.	17,189
7,178	Wells Fargo & Co.	217,278
604	XL Capital Ltd., Class A	10,806
226	Zions Bancorporation	6,615
		3,680,436
	Health Care—12.9%
3,353	Abbott Laboratories	188,908
1,054	Aetna, Inc.	43,225
668	Allergan, Inc.	34,689
343	AmerisourceBergen Corp.	14,361
2,366	Amgen, Inc. *	148,183
359	Applied Biosystems, Inc.	13,258
236	Barr Pharmaceuticals, Inc. *	15,571
1,364	Baxter International, Inc.	93,584
530	Becton, Dickinson & Co.	45,002
637	Biogen Idec, Inc. *	44,437
2,926	Boston Scientific Corp. *	34,790
4,302	Bristol-Myers Squibb Co.	90,858
216	C.R. Bard, Inc.	20,053
776	Cardinal Health, Inc.	41,694
947	Celgene Corp. *	71,489
603	CIGNA Corp.	22,323
324	Coventry Health Care, Inc. *	11,460
1,086	Covidien Ltd.	53,475
227	DaVita, Inc. *(>)	12,678
2,151	Eli Lilly & Co.	101,334
546	Express Scripts, Inc. *	38,515
653	Forest Laboratories, Inc. *	23,188
580	Genzyme Corp. *	44,457
2,005	Gilead Sciences, Inc. *	108,230
339	Hospira, Inc. *	12,936
368	Humana, Inc.*	16,159
390	IMS Health, Inc.	8,151
82	Intuitive Surgical, Inc. *	25,526
6,103	Johnson & Johnson	417,872
519	King Pharmaceuticals, Inc. *	5,974
239	Laboratory Corp. of America Holdings *	16,152

602	McKesson Corp.	$33,706
1,100	Medco Health Solutions, Inc. *	54,538
2,441	Medtronic, Inc.	128,958
4,666	Merck & Co., Inc.	153,511
120	Millipore Corp. *	8,442
643	Mylan, Inc. *	8,340
271	Patterson Cos., Inc. *	8,463
250	PerkinElmer, Inc.	7,275
14,703	Pfizer, Inc.	274,505
342	Quest Diagnostics, Inc.	18,181
3,523	Schering-Plough Corp.	74,265
737	St. Jude Medical, Inc. *	34,329
519	Stryker Corp.	33,315
1,004	Tenet Healthcare Corp. *	5,813
909	Thermo Fisher Scientific, Inc. *	55,013
2,671	UnitedHealth Group, Inc.	75,002
272	Varian Medical Systems, Inc. *	16,320
218	Waters Corp. *	14,811
222	Watson Pharmaceuticals, Inc. *	6,418
1,144	WellPoint, Inc. *	60,003
2,899	Wyeth	117,467
502	Zimmer Holdings, Inc. *	34,593
		3,041,800
	Industrials—11.6%
1,530	3M Co.	107,697
713	Allied Waste Industries, Inc. *	8,627
224	Avery Dennison Corp.	9,858
1,634	Boeing Co.	99,854
637	Burlington Northern Santa Fe Corp.	66,331
371	C.H. Robinson Worldwide, Inc.	17,882
1,336	Caterpillar, Inc.	92,879
275	Cintas Corp.	7,821
371	Cooper Industries Ltd., Class A	15,645
879	CSX Corp.	59,403
441	Cummins, Inc.	29,256
555	Danaher Corp.	44,206
937	Deere & Co.	65,740
411	Dover Corp.	20,398
358	Eaton Corp.	25,432
1,697	Emerson Electric Co.	82,644
275	Equifax, Inc.	9,650
463	Expeditors International of Washington, Inc.	16,441
675	FedEx Corp.	53,217
382	Fluor Corp.	31,076
866	General Dynamics Corp.	77,195
21,585	General Electric Co.	610,639
264	Goodrich Corp.	12,973
1,612	Honeywell International, Inc.	81,954
864	Illinois Tool Works, Inc.	40,478
682	Ingersoll-Rand Co. Ltd., Class A	24,552
391	ITT Corp.	26,181
262	Jacobs Engineering Group, Inc. *	20,263
264	L-3 Communications Holdings, Inc.	26,054
735	Lockheed Martin Corp.	76,683
276	Manitowoc (The) Co., Inc.	7,275
768	Masco Corp.	12,664
263	Monster Worldwide, Inc. *	4,666
817	Norfolk Southern Corp.	58,759
744	Northrop Grumman Corp.	50,138
794	PACCAR, Inc.	33,396

258	Pall Corp.	$10,428
365	Parker Hannifin Corp.	22,513
442	Pitney Bowes, Inc.	14,007
299	Precision Castparts Corp.	27,936
451	R.R. Donnelley & Sons Co.	12,042
919	Raytheon Co.	52,319
337	Robert Half International, Inc.	8,523
312	Rockwell Automation, Inc.	13,887
342	Rockwell Collins, Inc.	16,994
122	Ryder System, Inc.	8,047
1,589	Southwest Airlines Co.	24,773
212	Terex Corp. *	10,034
534	Textron, Inc.	23,213
1,048	Tyco International Ltd. (Bermuda)	46,699
1,124	Union Pacific Corp.	92,663
2,218	United Parcel Service, Inc., Class B	139,910
2,115	United Technologies Corp.	135,318
140	W.W. Grainger, Inc.	12,531
1,067	Waste Management, Inc.	37,921
		2,737,685
	Information Technology—16.9%
1,156	Adobe Systems, Inc. *	47,801
1,291	Advanced Micro Devices, Inc. *	5,435
206	Affiliated Computer Services, Inc., Class A *	9,929
782	Agilent Technologies, Inc. *	28,199
366	Akamai Technologies, Inc. *	8,542
642	Altera Corp.	14,092
619	Analog Devices, Inc.	18,886
1,916	Apple, Inc. *	304,548
2,945	Applied Materials, Inc.	51,007
482	Autodesk, Inc. *	15,371
1,127	Automatic Data Processing, Inc.	48,134
408	BMC Software, Inc. *	13,419
967	Broadcom Corp., Class A *	23,488
848	CA, Inc.	20,233
185	Ciena Corp. *	3,824
12,838	Cisco Systems, Inc. *	282,308
394	Citrix Systems, Inc. *	10,496
621	Cognizant Technology Solutions Corp., Class A *	17,431
329	Computer Sciences Corp. *	15,585
572	Compuware Corp. *	6,292
265	Convergys Corp. *	3,366
3,422	Corning, Inc.	68,474
4,391	Dell, Inc. *	107,887
2,403	eBay, Inc. *	60,484
691	Electronic Arts, Inc. *	29,837
1,094	Electronic Data Systems Corp.	27,142
4,492	EMC Corp. *	67,425
363	Fidelity National Information Services, Inc.	6,879
357	Fiserv, Inc. *	17,072
503	Google, Inc., Class A *	238,296
5,359	Hewlett-Packard Co.	240,083
12,448	Intel Corp.	276,221
2,984	International Business Machines Corp.	381,892
687	Intuit, Inc. *	18,776
441	Jabil Circuit, Inc.	7,171
484	JDS Uniphase Corp. *	5,290
1,126	Juniper Networks, Inc. *	29,310
369	KLA-Tencor Corp.	13,871
201	Lexmark International, Inc., Class A *	7,051

481	Linear Technology Corp.	$14,935
1,390	LSI Corp. *	9,647
159	MasterCard, Inc., Class A	38,820
490	MEMC Electronic Materials, Inc. *	22,643
393	Microchip Technology, Inc.	12,548
1,610	Micron Technology, Inc. *	7,776
17,345	Microsoft Corp.	446,114
296	Molex, Inc.	7,261
4,900	Motorola, Inc.	42,336
471	National Semiconductor Corp.	9,867
747	NetApp, Inc. *	19,086
740	Novell, Inc. *	4,122
217	Novellus Systems, Inc. *	4,420
1,206	NVIDIA Corp. *	13,797
8,620	Oracle Corp. *	185,589
697	Paychex, Inc.	22,945
283	QLogic Corp. *	5,332
3,518	QUALCOMM, Inc.	194,686
482	SanDisk Corp. *	6,796
1,668	Sun Microsystems, Inc. *	17,731
1,826	Symantec Corp. *	38,474
869	Tellabs, Inc. *	4,467
382	Teradata Corp. *	8,946
364	Teradyne, Inc. *	3,411
2,874	Texas Instruments, Inc.	70,068
422	Total System Services, Inc.	8,263
1,039	Tyco Electronics Ltd.	34,432
744	Unisys Corp. *	2,745
422	VeriSign, Inc. *	13,732
1,608	Western Union (The) Co.	44,445
1,954	Xerox Corp.	26,653
600	Xilinx, Inc.	14,898
2,991	Yahoo!, Inc. *	59,491
		3,968,023
	Materials—3.9%
458	Air Products & Chemicals, Inc.	43,606
239	AK Steel Holding Corp.	15,177
1,772	Alcoa, Inc.	59,805
214	Allegheny Technologies, Inc.	10,120
119	Ashland, Inc.	4,971
212	Ball Corp.	9,451
211	Bemis Co., Inc.	5,942
2,023	Dow Chemical (The) Co.	67,386
1,957	E.I. du Pont de Nemours & Co.	85,735
168	Eastman Chemical Co.	10,073
381	Ecolab, Inc.	17,031
834	Freeport-McMoRan Copper & Gold, Inc.	80,690
241	Hercules, Inc.	4,832
171	International Flavors & Fragrances, Inc.	6,878
929	International Paper Co.	25,752
367	MeadWestvaco Corp.	9,839
1,193	Monsanto Co.	142,097
987	Newmont Mining Corp.	47,337
681	Nucor Corp.	38,967
274	Pactiv Corp. *	6,606
353	PPG Industries, Inc.	21,406
680	Praxair, Inc.	63,736
272	Rohm & Haas Co.	20,400
345	Sealed Air Corp.	7,487
274	Sigma-Aldrich Corp.	16,643

211	Titanium Metals Corp.	$2,376
257	United States Steel Corp.	41,213
238	Vulcan Materials Co.	15,277
453	Weyerhaeuser Co.	24,217
		905,050
	Telecommunication Services—3.2%
861	American Tower Corp., Class A *	36,076
12,866	AT&T, Inc.	396,402
223	CenturyTel, Inc.	8,293
318	Embarq Corp.	14,555
687	Frontier Communications Corp. (>)	7,942
3,243	Qwest Communications International, Inc.	12,421
6,196	Sprint Nextel Corp.	50,435
6,195	Verizon Communications, Inc.	210,878
958	Windstream Corp.	11,419
		748,421
	Utilities—3.8%
1,441	AES (The) Corp. *	23,258
366	Allegheny Energy, Inc.	17,714
451	Ameren Corp.	18,532
874	American Electric Power Co., Inc.	34,523
692	CenterPoint Energy, Inc.	10,913
474	CMS Energy Corp.	6,399
584	Consolidated Edison, Inc.	23,185
388	Constellation Energy Group, Inc.	32,266
1,256	Dominion Resources, Inc.	55,490
355	DTE Energy Co.	14,548
2,749	Duke Energy Corp.	48,327
1,057	Dynegy, Inc., Class A *	7,114
708	Edison International	34,225
417	Entergy Corp.	44,586
1,426	Exelon Corp.	112,111
662	FirstEnergy Corp.	48,690
887	FPL Group, Inc.	57,238
162	Integrys Energy Group, Inc.	8,272
94	Nicor, Inc.	3,743
581	NiSource, Inc.	9,923
426	Pepco Holdings, Inc.	10,624
777	PG&E Corp.	29,938
214	Pinnacle West Capital Corp.	7,184
810	PPL Corp.	38,038
562	Progress Energy, Inc.	23,778
1,106	Public Service Enterprise Group, Inc.	46,231
373	Questar Corp.	19,724
543	Sempra Energy	30,495
1,667	Southern Co.	58,995
444	TECO Energy, Inc.	8,236
925	Xcel Energy, Inc.	18,556
		902,856
	Total Common Stocks and Other Equity Interests
	(Cost $24,884,679)	23,988,887

	Money Market Fund—0.1%
38,461	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $38,461)	38,461

Total Investments
(Cost $24,923,140)(a) —102.2%	$24,027,348
Liabilities in excess of other assets—(2.2%)	(521,149)

Net Assets—100.0%	$23,506,199

*Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(>) Security not subject to call options written.

(@) On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $24,923,140.  The net unrealized depreciation was $895,792 which consisted of aggregate gross unrealized appreciation of $483,244 and aggregate gross unrealized depreciation of $1,379,036.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Advertising—1.2%
14,155	Omnicom Group, Inc.	$604,277

	Aerospace/Defense—2.6%
7,566	General Dynamics Corp.	674,434
6,386	L-3 Communications Holdings, Inc.	630,234
		1,304,668
	Agriculture—1.3%
9,052	British American Tobacco PLC ADR (United Kingdom)	654,369

	Beverages—1.2%
16,602	Green Mountain Coffee Roasters, Inc.	603,483

	Biotechnology—1.4%
12,772	Gilead Sciences, Inc. *	689,433

	Chemicals—5.4%
11,622	Airgas, Inc.	665,708
5,757	Monsanto Co.	685,716
9,391	NewMarket Corp.	579,988
3,598	Potash Corp of Saskatchewan (Canada)	734,964
		2,666,376
	Closed-end Funds—3.9%
60,954	DNP Select Income Fund, Inc. **	650,989
8,183	ASA Ltd. **	613,316
108,217	Aberdeen Asia-Pacific Income Fund, Inc. **	650,384
		1,914,689
	Coal—1.9%
9,416	Alpha Natural Resources, Inc. *	931,713

	Commercial Services—4.7%
11,110	FTI Consulting, Inc. *	790,587
31,552	Gartner, Inc. *	768,607
3,463	Strayer Education, Inc.	771,210
		2,330,404
	Computers—2.5%
10,942	IHS, Inc., Class A *	680,921
19,086	Western Digital Corp. *	549,486
		1,230,407
	Cosmetics/Personal Care—1.4%
10,653	Chattem, Inc. *	686,799

	Electric—1.3%
12,323	ITC Holdings, Corp.	$642,275

	Electrical Components & Equipment—1.3%
13,906	Ametek, Inc.	665,541

	Electronics—4.5%
12,330	Axsys Technologies, Inc. *	905,514
17,544	FLIR Systems, Inc. *	714,743
7,234	Kyocera Corp. ADR (Japan)	626,320
		2,246,577
	Engineering & Construction—2.4%
7,424	Fluor Corp.	603,942
7,496	Jacobs Engineering Group, Inc. *	579,741
		1,183,683
	Environmental Control—3.1%
23,760	American Ecology Corp.	748,678
10,308	Clean Harbors, Inc.	804,436
		1,553,114
	Food—2.7%
23,564	Flowers Foods, Inc.	708,569
22,357	Sysco Corp.	634,045
		1,342,614
	Healthcare - Products—3.1%
62,845	CryoLife, Inc. *	854,063
8,813	Techne Corp. *	700,810
		1,554,873
	Healthcare - Services—1.7%
13,264	Amedisys, Inc. *	850,488

	Home Furnishings—1.3%
29,953	Matsushita Electric Industrial Co. Ltd. ADR (Japan)	632,308

	Internet—3.9%
74,055	EarthLink, Inc. *	666,495
45,068	eResearch Technology, Inc. *	656,190
5,215	priceline.com, Inc. *	599,464
		1,922,149
	Iron/Steel—2.6%
7,060	Cleveland-Cliffs, Inc.	765,375
9,450	Nucor Corp.	540,729
		1,306,104
	Machinery - Construction & Mining—1.5%
10,398	Bucyrus International, Inc.	727,964

	Machinery - Diversified—2.8%
5,070	Flowserve Corp.	$676,034
16,434	Gorman-Rupp (The) Co.	731,970
		1,408,004
	Media—2.6%
24,854	DIRECTV Group (The), Inc. *	671,555
20,366	Walt Disney (The) Co.	618,108
		1,289,663
	Metal Fabricate/Hardware—1.4%
53,517	NN, Inc.	712,846

	Mining—2.7%
9,396	Compass Minerals International, Inc.	710,338
20,651	PAN American Silver Corp. (Canada)	639,148
		1,349,486
	Miscellaneous Manufacturing—1.5%
14,485	Matthews International Corp., Class A	722,946

	Oil & Gas—10.2%
13,114	Berry Petroleum Co., Class A	564,427
7,540	EnCana Corp. (Canada)	544,313
5,434	Hess Corp.	551,008
7,307	Murphy Oil Corp.	582,587
11,806	Petro-Canada (Canada)	545,791
10,672	Questar Corp.	564,335
10,143	Range Resources Corp.	492,544
15,625	Southwestern Energy Co. *	567,344
4,467	Transocean, Inc. *	607,645
		5,019,994
	Oil & Gas Services—1.2%
15,978	Weatherford International Ltd. *	602,850

	Packaging & Containers—1.1%
12,457	Owens-Illinois, Inc. *	526,184

	Pharmaceuticals—1.4%
9,572	Express Scripts, Inc. *	675,209

	Pipelines—1.2%
18,300	Williams Cos., Inc.	586,515

	Retail—1.2%
16,308	CVS Caremark Corp.	595,242

	Semiconductors—3.5%
60,678	Amkor Technology, Inc. *	$531,539
18,644	Linear Technology Corp.	578,896
25,502	Xilinx, Inc.	633,215
		1,743,650
	Software—5.8%
15,766	Ansys, Inc. *	723,344
18,429	Concur Technologies, Inc. *	759,643
10,038	Salesforce.com, Inc. *	640,324
22,006	Sybase, Inc. *	739,622
		2,862,933
	Transportation—6.5%
10,826	C.H. Robinson Worldwide, Inc.	521,813
10,164	CSX Corp.	686,883
14,310	Kansas City Southern *	787,051
12,657	Kirby Corp. *	603,992
9,538	Ryder System, Inc.	629,126
		3,228,865
	Total Common Stocks and Other Equity Interests
	(Cost $49,484,663)	49,568,695

	Money Market Fund—0.1%
53,487	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $53,487)	53,487

	Total Investments
	(Cost $49,538,150)(a)—100.1%	49,622,182
	Liabilities in excess of other assets—(0.1%)	(50,598)

	Net Assets—100.0%	$49,571,584

ADR	American Depositary Receipt
*	Non-income producing security.
**	Closed-end management investment company.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $49,545,359. The net unrealized appreciation was $76,823 which consisted of aggregate gross unrealized appreciation of $2,974,999 and aggregate gross unrealized depreciation of $2,898,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line Timeliness SelectTM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.6%
106,148	Aeropostale, Inc. *	$3,423,273
78,422	Gymboree (The) Corp. *	2,932,983
153,308	Matsushita Electric Industrial Company Ltd. ADR (Japan)	3,236,332
53,540	NIKE, Inc., Class B	3,141,727
26,342	priceline.com, Inc. *	3,028,013
98,099	Ross Stores, Inc.	3,723,838
75,520	UniFirst Corp.	3,381,030
116,645	Urban Outfitters, Inc. *	3,850,452
210,810	World Wrestling Entertainment, Inc., Class A	3,455,176
		30,172,824
	Consumer Staples—2.1%
62,204	Wal-Mart Stores, Inc.	3,646,398

	Energy—18.1%
47,330	Alpha Natural Resources, Inc. *	4,683,303
55,133	Arch Coal, Inc.	3,104,539
29,228	Devon Energy Corp.	2,773,445
25,694	EOG Resources, Inc.	2,583,018
27,723	Hess Corp.	2,811,112
55,942	Massey Energy Co.	4,153,694
92,748	Quicksilver Resources, Inc. *	2,426,288
50,464	Range Resources Corp.	2,450,532
76,978	Southwestern Energy Co. *	2,795,071
22,813	Transocean, Inc.*	3,103,252
		30,884,254
	Financials—3.8%
52,416	AFLAC, Inc.	2,914,854
194,494	Hudson City Bancorp, Inc.	3,551,460
		6,466,314
	Health Care—13.6%
65,455	Gilead Sciences, Inc. *	3,533,261
52,409	Novo Nordisk A/S ADR (Denmark)	3,328,496
104,673	OSI Pharmaceuticals, Inc. *	5,508,940
84,519	St. Jude Medical, Inc. *	3,936,895
46,035	Techne Corp. *	3,660,703
54,828	Universal Health Services, Inc., Class B	3,323,673
		23,291,968
	Industrials—22.1%
59,945	AGCO Corp. *	3,587,708
52,480	Bucyrus International, Inc.	3,674,125
55,593	C.H. Robinson Worldwide, Inc.	2,679,583
56,972	FTI Consulting, Inc. *	4,054,127
86,049	Gorman-Rupp (The) Co.	3,832,622
91,791	II-VI, Inc. *	3,530,282

45,090	Joy Global, Inc.	$3,256,400
61,541	Kirby Corp. *	2,936,737
27,027	K-Tron International, Inc. *	3,751,077
35,401	Lindsay Corp.	3,266,450
49,323	Ryder System, Inc.	3,253,345
		37,822,456
	Information Technology—7.8%
91,164	BMC Software, Inc. *	2,998,384
128,201	Corning, Inc.	2,565,302
27,920	International Business Machines Corp.	3,573,202
73,925	ManTech International Corp., Class A *	4,127,972
		13,264,860
	Materials—14.9%
36,990	Cleveland-Cliffs, Inc.	4,010,086
48,913	Compass Minerals International, Inc.	3,697,823
28,932	Mosaic (The) Co. *	3,680,440
49,350	NewMarket Corp.	3,047,856
17,663	Potash Corp of Saskatchewan (Canada)	3,608,021
122,667	Quaker Chemical Corp.	3,665,290
60,553	Sigma-Aldrich Corp.	3,677,989
		25,387,505

	Total Investments (Cost $171,864,099)(a)—100.0%	170,936,579
	Liabilities in excess of other assets—0.0%	(56,276)

	Net Assets—100.0%	$170,880,303

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $171,955,127. The net unrealized depreciation was $1,018,548 which consisted of aggregate gross unrealized appreciation of $10,262,309 and aggregate gross unrealized depreciation of $11,280,857.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Electronics—14.4%
2,680,489	Agilent Technologies, Inc. *	$96,658,433
1,312,403	Badger Meter, Inc. (~)	73,927,661
1,009,764	Itron, Inc. *	93,231,510
2,657,627	Watts Water Technologies, Inc., Class A (~)	78,506,302
		342,323,906
	Engineering & Construction—12.5%
3,228,266	Aecom Technology Corp. *	91,908,733
2,498,803	Insituform Technologies, Inc., Class A * (~)	43,204,304
1,468,616	Layne Christensen Co. * (~)	67,071,693
2,282,431	URS Corp. *	95,679,507
		297,864,237
	Environmental Control—11.6%
3,682,324	Calgon Carbon Corp. * (~)	69,964,156
3,683,363	Nalco Holding Co.	86,559,031
4,110,926	Tetra Tech, Inc. * (~)	118,106,903
		274,630,090
	Hand/Machine Tools—2.9%
1,672,592	Franklin Electric Co., Inc. (~)	69,429,294

	Machinery - Diversified—15.2%
566,941	Flowserve Corp.	75,595,913
1,512,914	Gorman-Rupp (The) Co. (~)	67,385,190
1,883,270	IDEX Corp.	71,244,104
888,737	Lindsay Corp. (~)	82,003,762
1,071,982	Roper Industries, Inc.	65,583,859
		361,812,828
	Metal Fabricate/Hardware—7.3%
8,069,024	Mueller Water Products, Inc., Class B (~)	70,603,960
968,577	Valmont Industries, Inc.	103,550,567
		174,154,527
	Miscellaneous Manufacturing—25.1%
678,203	Ameron International Corp. (~)	87,684,866
1,241,127	Danaher Corp.	98,855,767
2,653,196	General Electric Co.	75,058,915
1,333,203	ITT Corp.	89,271,273

2,055,308	Pall Corp.	$83,075,549
2,417,135	Pentair, Inc.	83,681,214
653,322	Siemens AG ADR (Germany)	79,300,224
		596,927,808
	Water—10.9%
839,781	American States Water Co.	30,332,890
1,235,773	American Water Works Co., Inc.	23,788,630
1,759,911	Aqua America, Inc.	27,894,589
570,868	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	28,600,487
1,315,181	Consolidated Water Co., Inc. (Cayman Islands) (~)	27,592,497
2,202,158	Southwest Water Co. (~)	23,761,285
1,822,639	Veolia Environnement ADR (France)	97,584,092
		259,554,470
	Total Common Stocks
	(Cost $2,165,945,328)	2,376,697,160

	Money Market Fund—0.0%
777,592	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $777,592)	777,592

	Total Investments
	(Cost $2,166,722,920)(a)—99.9%	2,377,474,752
	Other assets less liabilities—0.1%	1,373,439

	Net Assets—100.0%	$2,378,848,191

ADR	American Depositary Receipt

*	Non-income producing security.

(~)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The aggregate value of these securities as of July 31, 2008 represented 37.0% of the Fund’s Net Assets.

	Value 04/30/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
Ameron International Corp.	$69,579,307	$4,896,834	$(8,226,794)	$21,435,519	$87,684,866	$209,480	$1,031,340
Badger Meter, Inc.	67,874,182	432,115	(5,090)	5,626,454	73,927,661	117,317	526
Calgon Carbon Corp.	51,228,665	1,391,128	(4,263)	17,348,626	69,964,156	—	(308)
Consolidated Water Co., Inc.	21,593,994	8,173,893	(359,920)	(1,815,470)	27,592,497	137,478	(7,821)
Franklin Electric Co., Inc.	62,894,638	4,097,756	(2,045,465)	4,482,365	69,429,294	205,152	(171,595)
Gorman-Rupp (The) Co.	54,129,757	4,234,318	(5,571,022)	14,592,137	67,385,190	156,275	683,686
Insituform Technologies, Inc.	41,786,918	463,958	(2,816)	956,244	43,204,304	—	(1,880)
Layne Christensen Co.	70,509,913	4,766,710	(13,102,532)	4,897,602	67,071,693	—	766,940
Lindsay Corp.	90,551,603	1,736,428	—	(10,284,269)	82,003,762	60,878	—
Muller Water Products, Inc., Class B	54,985,675	12,649,686	(1,894,325)	4,862,924	70,603,960	122,449	(559,077)
Southwest Water Co.	21,608,804	2,836,543	(29,633)	(654,429)	23,761,285	116,385	(15,161)
Tetra Tech, Inc.	101,413,350	7,840,788	(22,496,641)	31,349,406	118,106,903	—	159,745
Watts Water Technologies, Inc., Class A	54,232,903	17,448,125	(991,816)	7,817,090	78,506,302	227,246	(5,258)
Total Investments in Affiliates	762,389,709	70,968,282	(54,730,317)	100,614,199	879,241,873	1,352,660	1,881,137

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,181,089,645. The net unrealized appreciation was $196,385,107 which consisted of aggregate gross unrealized appreciation of $346,755,954 and aggregate gross unrealized depreciation of $150,370,847.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Auto Parts & Equipment—3.9%
1,015,831	Amerigon, Inc. *	$6,724,801
1,303,215	Fuel Systems Solutions, Inc. * (~)	48,766,306
		55,491,107
	Chemicals—9.1%
313,364	Air Products & Chemicals, Inc.	29,835,386
952,806	OM Group, Inc. *	32,014,282
793,403	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	32,473,985
1,510,410	Zoltek Cos., Inc. *	33,712,351
		128,036,004
	Computers—4.2%
3,206,903	Echelon Corp. * (~)	33,832,827
1,834,704	Maxwell Technologies, Inc. * (~)	24,713,463
		58,546,290
	Electric—12.4%
1,496,732	Calpine Corp. *	26,043,137
548,229	CPFL Energia S.A. ADR (Brazil) *	38,880,401
1,109,144	IDACORP, Inc.	33,063,583
805,514	Ormat Technologies, Inc.	38,680,782
1,447,731	Portland General Electric Co.	34,007,201
1,854,708	US Geothermal, Inc. *	4,395,658
		175,070,762
	Electrical Components & Equipment—28.3%
2,214,920	Advanced Battery Technologies, Inc. *	12,492,149
929,258	American Superconductor Corp. *	36,696,398
2,419,066	Beacon Power Corp. *	3,120,595
4,802,255	China BAK Battery, Inc. * (~)	23,386,982
3,124,782	Ener1, Inc. *	21,998,465
541,240	Energy Conversion Devices, Inc. *	37,848,913
3,669,250	Evergreen Solar, Inc. *	34,270,795
2,220,311	JA Solar Holdings Co. Ltd. ADR (China) *	33,682,118
2,662,712	Medis Technologies Ltd. * (~)	9,053,221
525,473	SunPower Corp., Class A *	41,391,507
1,028,596	Suntech Power Holdings Co. Ltd. ADR (China) *	34,416,822
1,508,080	Ultralife Corp. * (~)	16,091,214
2,978,828	Universal Display Corp.* (~)	40,273,755
3,813,359	Valence Technology, Inc. *	14,948,367
2,277,330	Yingli Green Energy Holding Co. Ltd. ADR (China) *	38,395,784
		398,067,085
	Electronics—2.5%
383,414	Itron, Inc. *	35,400,615

	Energy - Alternate Sources—21.4%
746,726	Ascent Solar Technologies, Inc. *	$6,414,376
7,376,201	Ballard Power Systems, Inc. (Canada) * (~)	30,021,138
1,960,691	Comverge, Inc. * (~)	21,371,532
146,704	First Solar, Inc. *	41,826,777
5,340,278	FuelCell Energy, Inc. * (~)	44,164,099
2,591,114	Gushan Environmental Energy Ltd. ADR (China) (~)	31,197,013
3,639,190	Nova Biosource Fuels, Inc. *	1,492,068
411,692	Ocean Power Technologies, Inc. *	3,622,890
3,626,031	Pacific Ethanol, Inc. * (~)	6,780,678
7,929,441	Plug Power, Inc. * (~)	19,030,658
2,778,714	Quantum Fuel Systems Technologies Worldwide, Inc. *	4,946,111
1,117,439	Trina Solar Ltd. ADR (Cayman Islands) *	30,751,921
7,767,031	VeraSun Energy Corp. *	47,767,240
5,742,784	Verenium Corp. * (~)	11,542,996
		300,929,497
	Food—2.3%
2,495,898	Cosan Ltd., Class A (Brazil) *	32,721,223

	Machinery - Diversified—1.1%
1,606,545	Raser Technologies, Inc. *	15,985,123

	Miscellaneous Manufacturing—0.2%
242,156	Spire Corp. *	2,966,411

	Semiconductors—14.7%
1,824,243	Applied Materials, Inc.	31,595,889
1,540,254	Cree, Inc. *	29,880,928
6,801,398	Emcore Corp. * (~)	33,462,878
1,822,821	International Rectifier Corp. *	30,769,218
566,998	MEMC Electronic Materials, Inc. *	26,200,978
2,764,386	Renesola Ltd. ADR (British Virgin Islands) *	43,594,366
827,470	Rubicon Technology, Inc. *	10,757,110
		206,261,367

	Total Investments
	(Cost $1,712,851,933)(a)—100.1%	1,409,475,484
	Liabilities in excess of other assets—(0.1%)	(1,909,412)

	Net Assets—100.0%	$1,407,566,072

ADR	American Depositary Receipt

*	Non-income producing security.

(~)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The aggregate value of these securities as of July 31, 2008 represented 28.0% of the Fund’s Net Assets.

	Value 04/30/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
Ballard Power Systems, Inc.	$26,726,440	$4,826,704	$(502,448)	$(1,029,558)	$30,021,138	$—	$(24,810)
China BAK Battery, Inc.	17,528,160	472,059	(20,928)	5,407,691	23,386,982	—	(18,162)
Comverge, Inc.	21,422,428	4,634,241	(461,659)	(4,223,478)	21,371,532	—	(308)
Echelon Corp.	35,615,065	2,547,447	(1,895,647)	(2,434,038)	33,832,827	—	(1,278,658)
Emcore Corp.	28,699,716	15,693,246	—	(10,930,084)	33,462,878	—	—
Fuel Systems Solutions, Inc.	24,240,568	182,172	—	24,343,566	48,766,306	—	—
FuelCell Energy, Inc.	36,384,041	11,247,956	(1,663,228)	(1,804,670)	44,164,099	—	(489,442)
Gushan Environmental Energy Ltd.	34,402,738	5,062,969	(5,667,704)	(2,600,990)	31,197,013	282,453	(1,726,247)
Maxwell Technologies, Inc.	18,601,587	2,003,294	(819,452)	4,928,034	24,713,463	—	(223,966)
Medis Technologies Ltd.	24,129,808	—	(699,229)	(14,377,358)	9,053,221	—	(4,824,739)
Pacific Ethanol, Inc.	12,401,076	705,396	(584,062)	(5,741,732)	6,780,678	—	(7,035,323)
Plug Power, Inc.	25,234,133	390,009	(96,471)	(6,497,013)	19,030,658	—	(95,360)
Ultralife Corp.	13,990,088	2,421,568	(703,542)	383,100	16,091,214	—	(684,173)
Universal Display Corp.	38,916,173	6,057,833	(1,347,058)	(3,353,193)	40,273,755	—	(311,978)
Verenium Corp.	16,848,753	262,770	(9,813)	(5,558,714)	11,542,996	—	(35,941)
Total Investments in Affiliates	375,140,774	56,507,664	(14,471,241)	(23,488,437)	393,688,760	282,453	(16,749,107)

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $1,735,752,737. The net unrealized depreciation was $326,277,253 which consisted of aggregate gross unrealized appreciation of $107,819,481 and aggregate gross unrealized depreciation of $434,096,734.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Aerospace/Defense—2.4%
25,782	United Technologies Corp.	$1,649,532

	Agriculture—4.5%
69,323	Andersons (The), Inc.	3,150,730

	Auto Parts & Equipment—7.3%
102,927	Exide Technologies *	1,626,247
54,870	Johnson Controls, Inc.	1,654,879
124,633	Tenneco, Inc. *	1,797,208
		5,078,334
	Building Materials—2.7%
71,969	Owens Corning, Inc. *	1,871,914

	Chemicals—5.6%
79,507	Methanex Corp. (Canada)	2,153,050
18,395	Praxair, Inc.	1,724,163
		3,877,213
	Electric—8.9%
80,211	Cia Energetica de Minas Gerais ADR (Brazil)	1,905,011
19,733	EnerNOC, Inc. *	318,491
117,248	Enersis S.A. ADR (Chile)	2,089,360
29,761	FPL Group, Inc.	1,920,477
		6,233,339
	Electrical Components & Equipment—11.9%
63,449	A-Power Energy Generation Systems Ltd. *	1,579,880
455,369	Capstone Turbine Corp. *	1,393,429
23,525	Energizer Holdings, Inc. *	1,678,274
53,007	EnerSys *	1,711,065
63,890	GrafTech International Ltd. *	1,498,221
54,520	PowerSecure International, Inc. *	403,993
		8,264,862
	Electronics—7.3%
106,472	AU Optronics Corp. ADR (Taiwan, Republic of China)	1,203,139
34,849	Badger Meter, Inc.	1,963,044
43,489	Woodward Governor Co.	1,957,005
		5,123,188

	Energy - Alternate Sources—10.5%
85,784	Aventine Renewable Energy Holdings, Inc. *	$583,331
166,660	Clean Energy Fuels Corp. *	2,216,578
68,048	Covanta Holding Corp. *	1,914,871
234,402	Evergreen Energy, Inc. *	372,699
172,702	Headwaters, Inc. *	2,264,123
		7,351,602
	Engineering & Construction—1.9%
23,388	Foster Wheeler Ltd. *	1,327,737

	Environmental Control—5.3%
73,693	EnergySolutions, Inc.	1,511,443
96,753	Fuel Tech, Inc. *	1,792,834
201,100	Rentech, Inc. *	382,090
		3,686,367
	Hand/Machine Tools—2.1%
42,485	Baldor Electric Co.	1,446,614

	Investment Companies—0.6%
59,937	Harris & Harris Group, Inc. *	405,773

	Mining—6.3%
59,680	Cameco Corp. (Canada)	2,144,302
89,540	Uranium Resources, Inc. *	256,084
377,062	USEC, Inc. *	1,968,264
		4,368,650
	Miscellaneous Manufacturing—7.5%
19,221	Eaton Corp.	1,365,460
85,188	Hexcel Corp. *	1,616,868
8,475	Peerless Manufacturing Co. *	467,312
14,973	Siemens AG ADR (Germany)	1,817,422
		5,267,062
	Oil & Gas—12.7%
36,069	Chesapeake Energy Corp.	1,808,860
33,859	Questar Corp.	1,790,464
36,812	Range Resources Corp.	1,787,591
30,767	Sasol Ltd. ADR (South Africa)	1,628,805
50,406	Southwestern Energy Co. *	1,830,243
		8,845,963
	Telecommunications—2.3%
80,193	Corning, Inc.	1,604,662

	Total Common Stocks and Other Equity Interests
	(Cost $71,174,726)	69,553,542

	Money Market Fund—0.2%
169,549	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $169,549)	$169,549

	Total Investments
	(Cost $71,344,275)(a)—100.0%	69,723,091
	Liabilities in excess of other assets—(0.0%)	(33,076)

	Net Assets—100.0%	$69,690,015

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $71,890,023. The net unrealized depreciation was $2,166,932 which consisted of aggregate gross unrealized appreciation of $5,089,333 and aggregate gross unrealized depreciation of $7,256,265.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —100.0%
	Consumer Discretionary—21.3%
1,915	Aeropostale, Inc.*	$61,759
742	AFC Enterprises, Inc.*	5,684
156	Aldila, Inc.	746
546	Ambassadors Group, Inc.	8,490
1,397	American Greetings Corp., Class A	20,704
1,758	AnnTaylor Stores Corp.*	39,643
512	Arctic Cat, Inc.	4,557
4,887	AutoNation, Inc.*	50,434
1,810	AutoZone, Inc.*	235,825
1,574	Barnes & Noble, Inc.	37,241
7,447	Bed Bath & Beyond, Inc.*	207,250
11,896	Best Buy Co., Inc.	472,509
2,329	Big Lots, Inc.*	70,941
1,756	Black & Decker (The) Corp.	105,395
1,050	Blyth, Inc.	15,278
2,921	Brinker International, Inc.	53,717
2,069	Callaway Golf Co.	26,235
652	CBRL Group, Inc.	15,759
724	CEC Entertainment, Inc.*	25,239
12,177	Charter Communications, Inc., Class A*	13,882
1,874	Cheesecake Factory (The), Inc.*	26,386
1,782	Choice Hotels International, Inc.	44,283
1,014	Christopher & Banks Corp.	8,822
1,490	CKE Restaurants, Inc.	18,282
2,200	Dillard’s, Inc., Class A	22,242
32,711	DIRECTV Group (The), Inc.*	883,851
2,522	Dollar Tree, Inc.*	94,575
2,615	Entravision Communications Corp., Class A*	8,263
831	Ethan Allen Interiors, Inc.	20,858
8,019	Expedia, Inc.*	156,932
4,014	Family Dollar Stores, Inc.	93,526
218	Famous Dave’s of America, Inc.*	1,851
714	Gaiam, Inc., Class A*	10,467
20,887	Gap (The), Inc.	336,698
650	Group 1 Automotive, Inc.	12,773
838	Gymboree Corp.*	31,341
6,843	Harley-Davidson, Inc.	258,939
1,808	Harman International Industries, Inc.	74,435
1,535	Harris Interactive, Inc.*	2,118
1,830	Harte-Hanks, Inc.	22,710
4,039	Hasbro, Inc.	156,390
47,818	Home Depot (The), Inc.	1,139,503
325	Hooker Furniture Corp.	5,434
8,837	International Game Technology	191,851
1,664	Jack in the Box, Inc.*	35,909
811	Jackson Hewitt Tax Service, Inc.	12,538
2,186	Jones Apparel Group, Inc.	36,594
1,615	Journal Communications, Inc., Class A	7,671
2,662	Lamar Advertising Co., Class A*	101,103

470	Landry’s Restaurants, Inc.	$6,848
4,784	Leggett & Platt, Inc.	93,288
9,239	Liberty Global, Inc., Series A*	266,360
345	Lifetime Brands, Inc.	3,105
9,769	Limited Brands, Inc.	161,091
11,986	Macy’s, Inc.	225,457
10,066	Marriott International, Inc., Class A	260,810
2,282	Marvel Entertainment, Inc.*	79,185
9,180	McGraw-Hill (The) Cos., Inc.	373,351
668	Media General, Inc., Class A	8,470
482	Midas, Inc.*	6,926
629	Monro Muffler, Inc.	11,454
6,206	Nordstrom, Inc.	178,360
153	NVR, Inc.*	84,505
818	Papa John’s International, Inc.*	23,141
969	Polaris Industries, Inc.	41,473
1,431	Pool Corp.	31,596
352	Pre-Paid Legal Services, Inc.*	14,791
428	RC2 Corp.*	9,827
1,481	Ruby Tuesday, Inc.	10,189
1,097	Scholastic Corp.	28,292
3,818	Sears Holdings Corp.*	309,258
1,306	Select Comfort Corp.*	2,586
3,432	Sherwin-Williams (The) Co.	182,754
1,763	Sonic Corp.*	26,604
1,136	Stage Stores, Inc.	16,836
544	Stamps.com, Inc.*	7,404
303	Stanley Furniture Co., Inc.	2,576
5,332	Starwood Hotels & Resorts Worldwide, Inc.	182,834
2,160	Tempur-Pedic International, Inc.	20,282
102,795	Time Warner, Inc.	1,472,024
720	Tween Brands, Inc.*	9,914
18,280	Viacom, Inc., Class B*	510,560
57,099	Walt Disney (The) Co.	1,732,956
2,272	Weight Watchers International, Inc.	81,247
2,511	Wendy’s International, Inc.	57,627
2,988	Williams-Sonoma, Inc.	52,111
834	Winnebago Industries, Inc.	10,642
4,773	Wyndham Worldwide Corp.	85,628
1,018	Zale Corp.*	22,518
		11,992,513
	Consumer Staples—5.2%
4,018	Clorox (The) Co.	218,981
6,171	Constellation Brands, Inc., Class A*	132,800
5,568	Estee Lauder (The) Cos., Inc., Class A	245,549
12,043	Kimberly-Clark Corp.	696,447
43,877	Kraft Foods, Inc., Class A	1,396,165
832	Lancaster Colony Corp.	27,048
526	Omega Protein Corp.*	8,227
6,114	Pepsi Bottling Group (The), Inc.	170,275
488	USANA Health Sciences, Inc.*	16,636
		2,912,128
	Energy—8.5%
1,403	Cheniere Energy, Inc.*	4,251
966	Energy Partners Ltd.*	11,476
35,775	Exxon Mobil Corp.	2,877,383
25,904	Halliburton Co.	1,161,017
1,019	Harvest Natural Resources, Inc.*	10,037

827	Hornbeck Offshore Services, Inc.*	$36,868
866	Overseas Shipholding Group, Inc.	68,198
644	SEACOR Holdings, Inc.*	53,883
15,921	Valero Energy Corp.	531,921
		4,755,034
	Financials—15.2%
15,869	Allstate (The) Corp.	733,465
620	AMCORE Financial, Inc.	3,807
270	American Physicians Capital, Inc.	13,441
8,451	AON Corp.	387,056
884	Asset Acceptance Capital Corp.*	10,405
1,404	Bank Mutual Corp.	16,427
1,609	BankAtlantic Bancorp, Inc., Class A	2,188
2,804	Calamos Asset Management, Inc., Class A	57,370
32,769	Charles Schwab (The) Corp.	750,082
10,513	Chubb (The) Corp.	505,045
469	City Holding Co.	20,861
775	Clifton Savings Bancorp, Inc.	8,339
546	Consumer Portfolio Services, Inc.*	1,201
981	Dime Community Bancshares, Inc.	16,412
3,393	Eaton Vance Corp.	126,016
754	Financial Federal Corp.	17,380
2,416	First American (The) Corp.	60,883
1,085	First Financial Bancorp	12,261
356	FirstFed Financial Corp.*	2,848
2,061	Flagstar Bancorp, Inc.	9,151
253	FPIC Insurance Group, Inc.*	12,637
4,622	Friedman Billings Ramsey Group, Inc., Class A REIT	7,996
12,482	Goldman Sachs Group (The), Inc.	2,297,186
799	Greenhill & Co., Inc.	49,083
1,405	Guaranty Bancorp*	7,447
14,704	Hudson City Bancorp, Inc.	268,495
471	Independent Bank Corp.	12,321
458	Infinity Property & Casualty Corp.	20,408
3,348	Investors Bancorp, Inc.*	50,923
4,528	Janus Capital Group, Inc.	137,380
2,682	Knight Capital Group, Inc., Class A*	43,958
426	LandAmerica Financial Group, Inc.	4,895
3,778	Liberty Media Corp.-Capital, Series A*	58,710
14,405	Marsh & McLennan Cos., Inc.	406,941
6,497	MBIA, Inc.	38,527
7,118	Moody’s Corp.	247,778
4,131	Nationwide Financial Services, Inc., Class A	191,472
911	NBT Bancorp, Inc.	22,584
1,404	Nelnet, Inc., Class A	15,135
403	Old Second Bancorp, Inc.	6,134
428	Portfolio Recovery Associates, Inc.*	17,064
19,209	Progressive (The) Corp.	388,982
181	Provident Financial Holdings, Inc.	1,267
213	Rome Bancorp, Inc.	2,237
2,590	Safeco Corp.	171,354
1,544	Selective Insurance Group, Inc.	33,350
133	Southcoast Financial Corp.*	1,591
1,434	StanCorp Financial Group, Inc.	70,825
184	Timberland Bancorp Inc/WA	1,213
2,584	Torchmark Corp.	150,001
16,954	Travelers (The) Cos., Inc.	748,010
400	United PanAm Financial Corp.*	592
45,309	Washington Mutual, Inc.	241,497
899	Wauwatosa Holdings, Inc.*	9,880

669	Wintrust Financial Corp.	$13,815
181	WSFS Financial Corp.	9,855
		8,516,181
	Health Care—16.1%
258	America Service Group, Inc.*	2,730
4,666	AmerisourceBergen Corp.	195,365
30,249	Amgen, Inc.*	1,894,495
4,799	Applied Biosystems, Inc.	177,227
469	Aspect Medical Systems, Inc.*	2,486
8,406	Biogen Idec, Inc.*	586,403
10,074	Cardinal Health, Inc.	541,276
669	Chemed Corp.	28,633
8,002	CIGNA Corp.	296,234
6,703	Express Scripts, Inc.*	472,830
730	Haemonetics Corp.*	42,384
5,318	Hlth Corp.*	58,179
398	ICU Medical, Inc.*	11,315
782	Integra LifeSciences Holdings Corp.*	35,706
3,192	Laboratory Corp. of America Holdings*	215,715
560	LCA-Vision, Inc.	3,293
2,095	Lincare Holdings, Inc.*	67,501
14,191	Medco Health Solutions, Inc.*	703,590
917	Mentor Corp.	22,751
995	Par Pharmaceutical Cos., Inc.*	17,214
151,563	Pfizer, Inc.	2,829,680
597	United Therapeutics Corp.*	67,694
14,705	WellPoint, Inc.*	771,277
236	Young Innovations, Inc.	5,142
		9,049,120
	Industrials—7.4%
1,186	Acuity Brands, Inc.	48,460
1,464	American Commercial Lines, Inc.*	16,763
405	American Woodmark Corp.	9,554
171	Amrep Corp.	8,447
780	Bowne & Co., Inc.	10,085
313	Cascade Corp.	13,734
1,963	ChoicePoint, Inc.*	93,930
315	Consolidated Graphics, Inc.*	10,553
994	Corporate Executive Board Co.	37,255
307	CRA International, Inc.*	11,552
778	Diamond Management & Technology Consultants, Inc.	4,116
632	Dollar Thrifty Automotive Group, Inc.*	1,984
1,636	Dun & Bradstreet (The) Corp.	158,103
343	FreightCar America, Inc.	13,065
1,314	GATX Corp.	59,748
1,043	Genesee & Wyoming, Inc., Class A*	42,210
1,789	Graco, Inc.	64,815
1,615	Herman Miller, Inc.	42,216
1,256	HNI Corp.	27,192
21,794	Honeywell International, Inc.	1,108,008
517	Houston Wire & Cable Co.	10,175
2,726	IKON Office Solutions, Inc.	38,982
3,641	J.B. Hunt Transport Services, Inc.	134,644
3,194	Joy Global, Inc.	230,671
1,507	Landstar System, Inc	76,224
1,655	Lennox International, Inc.	59,084
10,227	Masco Corp.	168,643
992	Pacer International, Inc.	23,550

513	Pinnacle Airlines Corp.*	$3,047
981	Republic Airways Holdings, Inc.*	9,427
4,239	Rockwell Automation, Inc.	188,678
378	Saia, Inc.*	6,615
20,916	Southwest Airlines Co.	326,080
1,604	SPX Corp.	203,355
523	Standard Parking Corp.*	11,276
1,110	Toro (The) Co.	36,131
1,263	TrueBlue, Inc.*	19,071
672	United Stationers, Inc.*	25,758
294	USA Truck, Inc.*	4,698
2,195	W.W. Grainger, Inc.	196,474
14,142	Waste Management, Inc.	502,607
2,026	Werner Enterprises, Inc.	48,239
1,223	WESCO International, Inc.*	46,046
263	Willis Lease Finance Corp.*	2,446
		4,153,711
	Information Technology—19.9%
1,823	ADTRAN, Inc.	40,762
10,522	Agilent Technologies, Inc.*	379,423
671	Agilysys, Inc.	8,052
8,534	Altera Corp.	187,321
8,341	Analog Devices, Inc.	254,484
413	Anaren, Inc.*	3,928
12,292	Atmel Corp.*	43,391
2,102	Borland Software Corp.*	3,258
1,837	Brooks Automation, Inc.*	14,347
378	Catapult Communications Corp.*	2,797
7,387	Compuware Corp.*	81,257
3,523	Convergys Corp.*	44,742
983	CSG Systems International, Inc.*	17,438
884	Cymer, Inc.*	23,417
767	Ditech Networks, Inc.*	1,519
1,587	DST Systems, Inc.*	95,902
3,398	Entegris, Inc.*	21,509
1,420	Fair Isaac Corp.	31,609
2,789	Gartner, Inc.*	67,940
633	Gevity HR, Inc.	4,716
63,374	Hewlett-Packard Co.	2,839,156
249	Integral Systems, Inc.	11,710
1,160	InterDigital, Inc.*	26,924
21,890	International Business Machines Corp.	2,801,482
3,523	Intersil Corp., Class A	85,010
14,961	Juniper Networks, Inc.*	389,435
4,797	KLA-Tencor Corp.	180,319
1,585	Kulicke & Soffa Industries, Inc.*	10,081
4,956	Lawson Software, Inc.*	40,193
6,420	Linear Technology Corp.	199,341
702	Manhattan Associates, Inc.*	17,227
528	MAXIMUS, Inc.	19,594
990	Mettler Toledo International, Inc.*	106,435
57,813	Motorola, Inc.	499,504
6,671	National Semiconductor Corp.	139,757
9,287	NetApp, Inc.*	237,283
1,292	Newport Corp.*	13,553
2,878	Novellus Systems, Inc.*	58,625
11,487	ON Semiconductor Corp.*	107,863
2,465	Openwave Systems, Inc.*	3,525
347	Performance Technologies, Inc.*	1,603
562	Pervasive Software, Inc.*	2,377

3,750	QLogic Corp.*	$70,650
4,140	RealNetworks, Inc.*	28,442
1,647	S1 Corp.*	13,374
827	Selectica, Inc.*	943
1,770	Semtech Corp.*	25,789
1,616	SonicWALL, Inc.*	9,437
21,355	Sun Microsystems, Inc.*	227,004
22,312	Symantec Corp.*	470,114
144	Tessco Technologies, Inc.*	2,127
37,871	Texas Instruments, Inc.	923,295
5,218	TIBCO Software, Inc.*	42,840
2,107	Varian Semiconductor Equipment Associates, Inc.*	61,567
684	Vignette Corp.*	7,702
658	White Electronic Designs Corp.*	3,086
7,990	Xilinx, Inc.	198,392
		11,203,571
	Materials—2.6%
199	AEP Industries, Inc.*	3,471
1,254	Eagle Materials, Inc.	31,112
2,354	International Flavors & Fragrances, Inc.	94,678
10,767	International Paper Co.	298,461
1,208	Martin Marietta Materials, Inc.	126,804
474	NewMarket Corp.	29,274
5,588	Rohm & Haas Co.	419,099
827	Schnitzer Steel Industries, Inc., Class A	74,628
887	Spartech Corp.	8,968
6,025	Weyerhaeuser Co.	322,097
2,337	Worthington Industries, Inc.	41,458
		1,450,050
	Telecommunication Services—0.4%
1,794	Premiere Global Services, Inc.*	27,107
47,707	Qwest Communications International, Inc.	182,718
		209,825
	Utilities—3.4%
16,591	Dominion Resources, Inc.	732,991
4,743	DTE Energy Co.	194,368
5,646	Entergy Corp.	603,670
6,872	NRG Energy, Inc.*	249,385
3,044	ONEOK, Inc.	138,441
		1,918,855
	Total Common Stocks and Other Equity Interests
	(Cost $61,705,860)	56,160,988

	Money Market Fund—0.6%
322,083	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $322,083)	322,083

	Total Investments
	(Cost $62,027,943) (a)—100.6%	56,483,071
	Liabilities in excess of other assets—(0.6%)	(306,972)

	Net Assets—100.0%	$56,176,099

REIT Real Estate Investment Trust

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $ 62,124,728. The net unrealized depreciation was $5,641,657 which consisted of aggregate gross unrealized appreciation of $2,713,929 and aggregate gross unrealized depreciation of $8,355,586.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

July 31, 2008 (Unaudited)

Numbers
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—6.5%
344	Cato Corp. (The), Class A	$6,154
638	Cedar Fair, L.P.	12,888
3,747	D.R. Horton, Inc.	41,667
1,623	Family Dollar Stores, Inc.	37,816
2,684	Gannett Co., Inc.	48,634
1,903	Genuine Parts Co.	76,329
3,766	H&R Block, Inc.	91,627
2,754	Harley-Davidson, Inc.	104,211
737	Harte-Hanks, Inc.	9,146
19,463	Home Depot (The), Inc.	463,802
688	John Wiley & Sons, Inc., Class A	31,194
7,038	Johnson Controls, Inc.	212,266
593	La-Z-Boy, Inc.	4,376
1,937	Leggett & Platt, Inc.	37,772
16,798	Lowe’s Cos., Inc.	341,335
361	Matthews International Corp., Class A	18,018
13,190	McDonald’s Corp.	788,629
3,709	McGraw-Hill (The) Cos., Inc.	150,845
272	Media General, Inc., Class A	3,449
586	Meredith Corp.	14,978
1,688	New York Times (The) Co., Class A	21,252
2,503	Nordstrom, Inc.	71,936
392	Polaris Industries, Inc.	16,778
1,542	Ross Stores, Inc.	58,534
1,390	Sherwin-Williams (The) Co.	74,018
931	Stanley Works (The)	41,411
656	Talbots (The), Inc. (Japan)	9,191
9,051	Target Corp.	409,377
4,967	TJX Cos., Inc.	167,438
1,272	VF Corp.	91,050
578	Wolverine World Wide, Inc.	15,450
		3,471,571
	Consumer Staples—21.1%
25,894	Altria Group, Inc.	526,943
8,323	Anheuser-Busch Cos., Inc.	563,966
7,615	Archer-Daniels-Midland Co.	218,017
5,107	Avon Products, Inc.	216,537
1,382	Brown-Forman Corp., Class B	99,449
777	Church & Dwight Co., Inc.	42,634
1,618	Clorox (The) Co.	88,181
26,888	Coca-Cola (The) Co.	1,384,732
5,907	Colgate-Palmolive Co.	438,713
2,649	Hershey (The) Co.	97,404
1,584	Hormel Foods Corp.	57,293
4,833	Kimberly-Clark Corp.	279,492
334	Lancaster Colony Corp.	10,858
1,530	McCormick & Co., Inc.	61,353
18,106	PepsiCo, Inc.	1,205,135

35,722	Procter & Gamble (The) Co.	$2,339,077
2,486	SUPERVALU, Inc.	63,691
6,975	Sysco Corp.	197,811
651	Tootsie Roll Industries, Inc.	17,024
305	Universal Corp.	15,744
11,372	Walgreen Co.	390,514
45,232	Wal-Mart Stores, Inc.	2,651,501
3,148	Wm. Wrigley Jr. Co.	248,566
		11,214,635
	Energy—9.5%
530	Buckeye Partners LP	22,345
24,393	Chevron Corp.	2,062,672
33,498	Exxon Mobil Corp.	2,694,244
1,218	Helmerich & Payne, Inc.	72,020
618	Holly Corp.	17,662
2,941	Kinder Morgan Energy Partners, L.P.	168,343
1,101	TEPPCO Partners, L.P.	33,702
		5,070,988
	Financials—21.8%
283	1st Source Corp.	6,605
5,518	AFLAC, Inc.	306,856
379	Alexandria Real Estate Equities, Inc.	39,136
6,418	Allstate (The) Corp.	296,640
3,207	AMBAC Financial Group, Inc.	8,082
2,373	American Capital Ltd.	48,219
31,591	American International Group, Inc.	822,945
256	Anchor BanCorp Wisconsin, Inc.	1,843
1,061	Arthur J. Gallagher & Co.	26,981
1,503	Associated Banc-Corp	25,085
1,136	Astoria Financial Corp.	25,412
181	BancFirst Corp.	8,552
962	BancorpSouth, Inc.	20,491
53,094	Bank of America Corp.	1,746,792
568	Bank of Hawaii Corp.	28,622
196	Bank of the Ozarks, Inc.	4,018
646	BankAtlantic Bancorp, Inc., Class A	879
188	Banner Corp.	1,792
6,589	BB&T Corp.	184,624
1,615	Brown & Brown, Inc.	28,376
200	Capital City Bank Group, Inc.	4,750
818	CBL & Associates Properties, Inc.	15,886
281	Chemical Financial Corp.	7,466
4,245	Chubb (The) Corp.	203,930
1,872	Cincinnati Financial Corp.	52,116
64,415	Citigroup, Inc.	1,203,915
556	City National Corp.	27,316
2,439	Colonial BancGroup (The), Inc.	16,244
1,828	Comerica, Inc.	52,500
846	Commerce Bancshares, Inc.	36,911
349	Community Bank System, Inc.	8,236
176	Community Trust Bancorp, Inc.	5,424
563	Corporate Office Properties Trust SBI MD	21,889
621	Corus Bankshares, Inc.	2,428
694	Cullen/Frost Bankers, Inc.	36,602
985	CVB Financial Corp.	11,150
1,409	Developers Diversified Realty Corp.	45,032
1,737	Duke Realty Corp.	42,956
294	EastGroup Properties, Inc.	13,642

1,373	Eaton Vance Corp.	$50,993
614	Erie Indemnity Co., Class A	26,832
302	Essex Property Trust, Inc.	36,648
1,004	F.N.B. Corp.	11,375
693	Federal Realty Investment Trust	50,319
6,779	Fifth Third BanCorp	94,703
195	First BanCorp	3,112
437	First Busey Corp.	6,214
128	First Community Bancshares, Inc.	4,586
242	First Financial Bankshares, Inc.	11,105
157	First Financial Corp.	5,866
135	First Financial Holdings, Inc.	2,697
568	First Midwest Bancorp, Inc.	11,661
239	First State Bancorp	1,219
950	FirstMerit Corp.	18,696
259	Flushing Financial Corp.	4,566
1,237	Forest City Enterprises, Inc., Class A	32,249
2,737	Franklin Resources, Inc.	275,370
2,058	Fulton Financial Corp.	21,691
3,448	General Growth Properties, Inc.	94,510
631	Glacier Bancorp, Inc.	13,674
345	Harleysville Group, Inc.	12,292
364	Harleysville National Corp.	5,231
3,502	Hartford Financial Services Group (The), Inc.	221,992
1,291	HCC Insurance Holdings, Inc.	29,241
2,758	HCP, Inc.	99,481
191	Heartland Financial USA, Inc.	3,921
418	Hilb Rogal & Hobbs Co.	18,120
374	Home Properties, Inc.	20,577
144	Horizon Financial Corp.	1,129
154	IBERIABANK Corp.	7,928
283	Independent Bank Corp.	1,435
319	Irwin Financial Corp.	1,311
6,036	Keycorp	63,680
3,019	Kimco Realty Corp.	106,541
1,643	Legg Mason, Inc.	66,295
8,478	Lehman Brothers Holdings, Inc. (@)	147,009
749	Lexington Realty Trust	10,786
1,104	Liberty Property Trust	40,186
3,023	Lincoln National Corp.	144,197
1,308	M&T Bank Corp.	92,057
892	Macerich (The) Co.	49,354
216	Mainsource Financial Group, Inc.	3,856
3,040	Marshall & Ilsley Corp.	46,208
2,684	MBIA, Inc.	15,916
636	Mercury General Corp.	32,124
9,371	National City Corp.	44,325
910	National Penn Bancshares, Inc.	12,221
860	National Retail Properties, Inc.	18,180
1,661	Nationwide Financial Services, Inc., Class A	76,987
2,598	Northern Trust Corp.	203,086
781	Old National Bancorp	11,856
2,643	Old Republic International Corp.	27,752
163	Old Second Bancorp, Inc.	2,481
162	Park National Corp.	10,146
126	Peoples Bancorp, Inc.	2,293
3,201	ProLogis	156,465
808	Protective Life Corp.	29,056
399	Provident Bankshares Corp.	3,631
1,211	Realty Income Corp.	30,505
825	Regency Centers Corp.	49,088
247	Renasant Corp.	4,374

248	RLI Corp.	$13,546
154	Royal Bancshares of Pennsylvania, Class A	970
322	S&T Bancorp, Inc.	10,800
156	S.Y. Bancorp, Inc.	4,025
197	Sandy Spring Bancorp, Inc.	3,272
223	Seacoast Banking Corp. of Florida	1,889
271	Security Bank Corp.	1,423
2,301	SEI Investments Co.	52,992
164	Simmons First National Corp., Class A	4,879
832	South Financial Group (The), Inc.	5,017
169	Southwest Bancorp, Inc.	2,356
259	Sovran Self Storage, Inc.	10,829
459	State Auto Financial Corp.	13,270
5,102	State Street Corp.	365,507
852	Sterling Bancshares, Inc.	8,281
111	Suffolk Bancorp	3,558
4,119	SunTrust Banks, Inc.	169,126
1,003	Susquehanna Bancshares, Inc.	14,363
3,831	Synovus Financial Corp.	36,433
3,055	T. Rowe Price Group, Inc.	182,842
372	Tanger Factory Outlet Centers, Inc.	13,890
646	Taubman Centers, Inc.	31,008
1,547	TCF Financial Corp.	19,724
114	Tompkins Financial Corp.	4,869
780	Transatlantic Holdings, Inc.	45,193
688	Trustmark Corp.	12,425
20,526	U.S. Bancorp	628,301
1,504	UDR, Inc.	38,412
482	UMB Financial Corp.	26,544
523	United Bankshares, Inc.	13,174
140	Universal Health Realty Income Trust	4,896
157	Univest Corp. of Pennsylvania	4,161
1,453	Valley National Bancorp	28,682
1,813	Vornado Realty Trust	172,362
1,035	Washington Federal, Inc.	19,251
19,296	Washington Mutual, Inc.	102,848
586	Washington Real Estate Investment Trust	20,076
157	Washington Trust Bancorp, Inc.	3,749
627	Webster Financial Corp.	12,452
987	Weingarten Realty Investors	30,094
39,631	Wells Fargo & Co.	1,199,629
314	WesBanco, Inc.	7,156
83	Wesco Financial Corp.	30,710
181	West Coast Bancorp	1,993
339	Westamerica Bancorp	17,628
752	Whitney Holding Corp.	15,461
798	Wilmington Trust Corp.	18,809
		11,570,617
	Health Care—13.3%
17,952	Abbott Laboratories	1,011,416
732	Beckman Coulter, Inc.	52,953
2,852	Becton, Dickinson & Co.	242,163
4,065	Cardinal Health, Inc.	218,412
1,148	C.R. Bard, Inc.	106,580
1,697	DENTSPLY International, Inc.	68,304
13,496	Eli Lilly & Co.	635,797
715	Hill-Rom Holdings, Inc.	20,084
32,560	Johnson & Johnson	2,229,383
12,894	Medtronic, Inc.	681,190
475	Meridian Bioscience, Inc.	12,355

478	Owens & Minor, Inc.	$21,950
78,700	Pfizer, Inc.	1,469,329
4,767	Stryker Corp.	305,994
377	West Pharmaceutical Services, Inc.	17,312
		7,093,222
	Industrials—13.4%
8,191	3M Co.	576,564
353	A.O. Smith Corp.	14,014
589	ABM Industries, Inc.	14,095
1,244	Avery Dennison Corp.	54,748
173	Badger Meter, Inc.	9,745
628	Brady Corp., Class A	23,029
1,979	C.H. Robinson Worldwide, Inc.	95,388
718	Carlisle Cos., Inc.	21,964
7,298	Caterpillar, Inc.	507,357
1,790	Cintas Corp.	50,908
595	Clarcor, Inc.	22,919
141	Courier Corp.	2,394
3,742	Danaher Corp.	298,050
909	Donaldson Co., Inc.	41,005
2,214	Dover Corp.	109,881
9,457	Emerson Electric Co.	460,556
2,468	Expeditors International of Washington, Inc.	87,639
267	Franklin Electric Co., Inc.	11,083
4,559	General Dynamics Corp.	406,389
93,784	General Electric Co.	2,653,149
192	Gorman-Rupp (The) Co.	8,552
960	Harsco Corp.	51,936
513	HNI Corp.	11,106
6,132	Illinois Tool Works, Inc.	287,284
258	LSI Industries, Inc.	2,381
4,163	Masco Corp.	68,648
274	McGrath Rentcorp	7,886
417	Mine Safety Appliances Co.	13,778
98	NACCO Industries, Inc., Class A	9,898
402	Nordson Corp.	28,405
2,114	Parker Hannifin Corp.	130,392
1,179	Pentair, Inc.	40,817
2,401	Pitney Bowes, Inc.	76,088
213	Raven Industries, Inc.	8,105
1,044	Roper Industries, Inc.	63,872
471	Teleflex, Inc.	28,882
218	Tennant Co.	5,736
11,427	United Technologies Corp.	731,099
220	Universal Forest Products, Inc.	5,940
879	W.W. Grainger, Inc.	78,679
		7,120,361
	Information Technology—4.9%
5,819	Automatic Data Processing, Inc.	248,529
773	Diebold, Inc.	28,586
15,976	International Business Machines Corp.	2,044,608
1,035	Jack Henry & Associates, Inc.	22,346
2,593	Linear Technology Corp.	80,513
4,160	Paychex, Inc.	136,947
2,698	Total System Services, Inc.	52,827
		2,614,356

	Materials—3.1%
2,486	Air Products & Chemicals, Inc.	$236,692
1,060	Albemarle Corp.	41,266
800	AptarGroup, Inc.	30,960
1,153	Bemis Co., Inc.	32,468
2,881	Ecolab, Inc.	128,781
566	H.B. Fuller Co.	14,150
484	Martin Marietta Materials, Inc.	50,805
421	Myers Industries, Inc.	4,715
3,858	Nucor Corp.	220,755
1,921	PPG Industries, Inc.	116,489
3,662	Praxair, Inc.	343,240
2,245	Rohm & Haas Co.	168,375
1,411	RPM International, Inc.	28,926
1,508	Sigma-Aldrich Corp.	91,596
1,169	Sonoco Products Co.	38,133
111	Stepan Co.	6,367
1,154	Valspar (The) Corp.	25,007
1,290	Vulcan Materials Co.	82,805
		1,661,530
	Telecommunication Services—4.1%
68,115	AT&T, Inc.	2,098,623
1,216	CenturyTel, Inc.	45,223
276	Shenandoah Telecom Co.	4,165
		2,148,011
	Utilities—2.3%
201	American States Water Co.	7,260
1,545	Aqua America, Inc.	24,488
1,045	Atmos Energy Corp.	27,661
445	Black Hills Corp.	14,360
237	California Water Service Group	8,707
3,141	Consolidated Edison, Inc.	124,698
858	Energen Corp.	51,652
1,831	Energy East Corp.	45,757
4,727	FPL Group, Inc.	305,034
881	Integrys Energy Group, Inc.	44,984
2,116	MDU Resources Group, Inc.	67,522
257	MGE Energy, Inc.	9,023
956	National Fuel Gas Co.	47,599
484	New Jersey Resources Corp.	16,500
306	Northwest Natural Gas Co.	13,847
351	Otter Tail Corp.	15,914
773	Piedmont Natural Gas Co., Inc.	20,701
1,128	Pinnacle West Capital Corp.	37,867
3,012	Progress Energy, Inc.	127,438
2,059	Questar Corp.	108,880
217	SJW Corp.	5,622
286	Southwest Water Co.	3,086
1,254	UGI Corp.	33,933
892	Vectren Corp.	26,046
578	WGL Holdings, Inc.	19,958
		1,208,537
	Total Common Stocks
	(Cost $60,388,037)	53,173,828

	Money Market Fund—0.2%
128,898	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $128,898)	$128,898

	Total Investments
	(Cost $60,516,935)(a) —100.2%	53,302,726
	Liabilities in excess of other assets—(0.2%)	(110,820)

	Net Assets—100.0%	$53,191,906

(@)	On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $60,602,416. The net unrealized depreciation was $7,299,690 which consisted of aggregate gross unrealized appreciation of $3,188,466 and aggregate gross unrealized depreciation of $10,488,156.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Preferred Stocks—99.4%
	Banks—46.0%
315,571	Bank of America Corp., 6.20%, Series D	$6,169,413
380,630	Bank of America Corp., 7.25%, Series J	8,583,207
685,687	Bank of America Corp., 8.20%	16,627,909
456,371	Barclays Bank PLC, 8.13% (United Kingdom)	10,907,267
456,425	HSBC Holdings PLC, 8.13% (United Kingdom)	11,716,430
136,428	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	2,713,553
175,915	National Bank of Greece S.A., 9.00% (Greece)	4,466,482
367,060	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	6,423,550
384,861	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	6,561,880
91,262	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	1,543,240
247,973	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	4,488,311
346,838	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	6,159,843
586,595	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	11,731,900
219,106	Santander Finance Preferred SA Unipersonal, 6.50% (Spain)	4,195,880
182,600	Santander Finance Preferred SA Unipersonal, 6.80% (Spain)	3,708,606
184,098	U.S. Bancorp, 7.88%, Series D	4,746,046
464,187	Wachovia Corp., 8.0%, Series J	8,903,107
		119,646,624
	Diversified Financial Services—20.3%
128,556	CIT Group, Inc., 6.35%, Series A	1,677,656
483,658	Citigroup, Inc., 8.50%, Series F	10,403,484
456,414	Credit Suisse Guernsey, 7.90% (Switzerland)	11,255,169
292,069	Goldman Sachs Group, Inc., 6.20%, Series B	6,387,549
232,453	HSBC Finance Corp., 6.36% (United Kingdom)	4,544,456
109,547	Lehman Brothers Holdings, Inc., 6.50% (@)	1,486,553
456,348	Lehman Brothers Holdings, Inc., 7.95%, Series J (@)	7,201,171
483,659	Merrill Lynch & Co., Inc., 8.63%, Series MER	9,939,192
		52,895,230
	Insurance—33.1%
383,336	Aegon N.V. 6.88% (Netherlands)	7,482,719
365,100	Aegon N.V., 6.38% (Netherlands)	6,217,653
182,512	Aegon N.V., 6.50% (Netherlands)	3,113,655
206,891	Aegon NV, 6.88% (Netherlands)	3,732,314
436,163	Allianz SE, 8.38% (Germany)	10,908,437
92,346	Axis Capital Holdings Ltd., 7.25%, Series A	1,976,204
84,648	ING Groep N.V., 6.20% (Netherlands)	1,511,813
479,058	ING Groep N.V., 7.37% (Netherlands)	10,271,004
255,519	ING Groep N.V., 7.38% (Netherlands)	4,668,332
319,040	ING Groep N.V., 8.50% (Netherlands)	7,976,000
381,520	ING Groep N.V., 6.37% (Netherlands)	7,195,467
530,856	MetLife, Inc., 6.50%, Series B	10,956,868
105,871	PartnerRe Ltd., 6.75%, Series C	2,153,416
109,519	Prudential PLC, 6.50% (United Kingdom)	2,184,904
94,457	Prudential PLC, 6.75% (United Kingdom)	1,983,597
91,261	RenaissanceRe Holdings Ltd., 6.08%, Series C	1,578,815
113,281	RenaissanceRe Holdings Ltd., 6.60%, Series D	2,152,339
		86,063,537

Total Investments
(Cost $290,451,152)(a)—99.4%	$258,605,391
Other assets less liabilities—0.6%	1,646,899

Net Assets—100.0%	$260,252,290

(@) On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a) At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $296,631,223. The net unrealized depreciation was $38,025,832 which consisted of aggregate gross unrealized appreciation of $183,383 and aggregate gross unrealized depreciation of $38,209,215.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	27.3%
Netherlands	20.0

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Growth Rate Dividend Achievers TM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Advertising—0.1%
1,189	Harte-Hanks, Inc.	$14,755

	Aerospace/Defense—3.9%
13,956	United Technologies Corp.	892,905

	Apparel—0.1%
935	Wolverine World Wide, Inc.	24,993

	Banks—17.4%
293	BancFirst Corp.	13,844
28,389	Bank of America Corp.	933,998
316	Bank of the Ozarks, Inc.	6,478
303	Banner Corp.	2,888
895	City National Corp.	43,971
1,009	Corus Bankshares, Inc.	3,945
1,579	CVB Financial Corp.	17,874
10,743	Fifth Third Bancorp	150,080
383	First State Bancorp	1,953
1,013	Glacier Bancorp, Inc.	21,952
249	IBERIABANK Corp.	12,819
463	Independent Bank Corp.	2,347
2,092	M&T Bank Corp.	147,235
260	Old Second Bancorp, Inc.	3,957
632	Provident Bankshares Corp.	5,751
250	S.Y. Bancorp, Inc.	6,450
437	Security Bank Corp/GA	2,294
269	Southwest Bancorp, Inc.	3,750
8,172	State Street Corp.	585,442
6,126	Synovus Financial Corp.	58,258
2,456	TCF Financial Corp.	31,314
30,300	U.S. Bancorp	927,483
251	Univest Corp. of Pennsylvania	6,652
30,504	Wells Fargo & Co.	923,356
291	West Coast Bancorp	3,204
545	Westamerica Bancorp	28,340
		3,945,635
	Building Materials—0.0%
415	LSI Industries, Inc.	3,830

	Chemicals—3.1%
5,903	Praxair, Inc.	553,288
2,430	Sigma-Aldrich Corp.	147,598
		700,886

	Commercial Services—3.2%
9,385	Automatic Data Processing, Inc.	$400,833
441	Mcgrath Rentcorp	12,692
6,699	Paychex, Inc.	220,531
4,432	Total System Services, Inc.	86,779
		720,835
	Computers—4.2%
7,054	International Business Machines Corp.	902,770
1,667	Jack Henry & Associates, Inc.	35,991
		938,761
	Distribution/Wholesale—0.2%
775	Owens & Minor, Inc.	35,588

	Diversified Financial Services—9.1%
49,156	Citigroup, Inc.	918,725
2,197	Eaton Vance Corp.	81,597
4,388	Franklin Resources, Inc.	441,477
2,620	Legg Mason, Inc.	105,717
13,339	Lehman Brothers Holdings, Inc. (@)	231,298
4,896	T. Rowe Price Group, Inc.	293,026
		2,071,840
	Environmental Control—0.1%
678	Mine Safety Appliances Co.	22,401

	Food—1.4%
11,259	Sysco Corp.	319,305

	Healthcare-Products—11.9%
4,601	Becton, Dickinson & Co.	390,671
13,099	Johnson & Johnson	896,888
16,873	Medtronic, Inc.	891,400
769	Meridian Bioscience, Inc.	20,002
7,714	Stryker Corp.	495,162
		2,694,123
	Home Builders—0.3%
5,970	D.R. Horton, Inc.	66,386

	Insurance—10.3%
8,949	AFLAC, Inc.	497,654
10,337	Allstate (The) Corp.	477,776
34,776	American International Group, Inc.	905,915
1,711	Arthur J. Gallagher & Co.	43,511
2,608	Brown & Brown, Inc.	45,823
991	Erie Indemnity Co., Class A	43,307
2,080	HCC Insurance Holdings, Inc.	47,112
1,028	Mercury General Corp.	51,924
2,686	Nationwide Financial Services, Inc., Class A	124,496

4,232	Old Republic International Corp.	$44,436
400	RLI Corp.	21,848
741	State Auto Financial Corp.	21,422
		2,325,224
	Investment Companies—0.3%
3,802	American Capital Ltd.	77,257

	Iron/Steel—1.6%
6,166	Nucor Corp.	352,819

	Leisure Time—0.9%
4,424	Harley-Davidson, Inc.	167,404
627	Polaris Industries, Inc.	26,836
		194,240
	Media—0.2%
229	Courier Corp.	3,888
1,110	John Wiley & Sons, Inc., Class A	50,328
		54,216
	Miscellaneous Manufacturing—4.7%
1,291	Aptargroup, Inc.	49,962
6,030	Danaher Corp.	480,290
1,466	Donaldson Co., Inc.	66,131
9,873	Illinois Tool Works, Inc.	462,550
343	Raven Industries, Inc.	13,051
		1,071,984
	Oil & Gas—0.1%
994	Holly Corp.	28,409

	Pharmaceuticals—5.6%
6,590	Cardinal Health, Inc.	354,081
48,811	Pfizer, Inc.	911,301
		1,265,382
	Pipelines—1.2%
4,757	Kinder Morgan Energy Partners, L.P.	272,291

	Real Estate—0.2%
1,971	Forest City Enterprises, Inc., Class A	51,384

	REIT—0.3%
610	Alexandria Real Estate Equities, Inc.	62,989

	Retail—15.9%
555	Cato Corp. (The), Class A	9,929
31,477	Home Depot (The), Inc.	750,097
27,100	Lowe’s Cos., Inc.	550,672
15,138	McDonald’s Corp.	905,101

4,023	Nordstrom, Inc.	$115,621
2,483	Ross Stores, Inc.	94,255
7,985	TJX (The) Cos., Inc.	269,174
15,552	Wal-Mart Stores, Inc.	911,657
		3,606,506
	Savings & Loans—1.0%
417	Anchor BanCorp Wisconsin, Inc.	3,002
1,819	Astoria Financial Corp.	40,691
427	Flushing Financial Corp.	7,528
30,849	Washington Mutual, Inc.	164,426
		215,647
	Semiconductors—0.6%
4,173	Linear Technology Corp.	129,572

	Software—0.4%
3,704	SEI Investments Co.	85,303

	Telecommunications—0.0%
447	Shenandoah Telecom Co.	6,745

	Textiles—0.4%
2,884	Cintas Corp.	82,021

	Transportation—1.3%
3,172	C.H. Robinson Worldwide, Inc.	152,891
3,961	Expeditors International of Washington, Inc.	140,655
		293,546
	Total Common Stocks and Other Equity Interests
	(Cost $27,319,998)	22,627,778

	Money Market Fund—0.1%
29,638	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $29,638)	29,638

	Total Investments
	(Cost $27,349,636)(a)—100.1%	22,657,416
	Liabilities in excess of other assets—(0.1%)	(13,941)

	Net Assets—100.0%	$22,643,475

REIT Real Estate Investment Trust

(@) On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $27,480,385.The net unrealized depreciation was $4,822,969 which consisted of aggregate gross unrealized appreciation of $1,304,821and aggregate gross unrealized depreciation of $6,127,790.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers TM Portfolio

July 31,  2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Banks—63.2%
189,351	Associated Banc-Corp	$3,160,268
154,304	Bank of America Corp.	5,076,603
136,811	BB&T Corp.	3,833,444
102,417	Chemical Financial Corp.	2,721,220
596,158	Colonial BancGroup (The), Inc.	3,970,412
164,881	Comerica, Inc.	4,735,382
82,634	Community Bank System, Inc.	1,950,162
351,223	F.N.B. Corp.	3,979,357
200,586	Fifth Third Bancorp	2,802,186
171,661	FirstMerit Corp.	3,378,288
273,230	Fulton Financial Corp.	2,879,844
241,229	Harleysville National Corp.	3,466,461
82,568	Independent Bank Corp.	418,620
587,717	KeyCorp	6,200,415
267,491	Marshall & Ilsley Corp.	4,065,863
78,096	National City Corp.	369,394
188,553	National Penn Bancshares, Inc.	2,532,267
204,504	Old National Bancorp	3,104,371
53,972	Park National Corp.	3,380,266
338,518	Provident Bankshares Corp.	3,080,514
60,345	S&T Bancorp, Inc.	2,023,971
500,410	Seacoast Banking Corp. of Florida	4,238,473
81,318	South Financial Group (The), Inc.	490,348
99,914	SunTrust Banks, Inc.	4,102,469
255,643	Susquehanna Bancshares, Inc.	3,660,808
312,317	TCF Financial Corp.	3,982,042
94,704	U.S. Bancorp	2,898,889
125,658	Valley National Bancorp	2,480,489
136,031	WesBanco, Inc.	3,100,146
157,074	Whitney Holding Corp.	3,229,441
		95,312,413
	Building Materials—1.9%
171,899	Masco Corp.	2,834,615

	Diversified Financial Services—2.4%
194,802	Citigroup, Inc.	3,640,849

	Electric—9.3%
73,048	Consolidated Edison, Inc.	2,900,006
96,112	Energy East Corp.	2,401,839
49,680	Integrys Energy Group, Inc.	2,536,661
100,479	Pinnacle West Capital Corp.	3,373,079
67,254	Progress Energy, Inc.	2,845,517
		14,057,102

	Gas—2.8%
85,895	Atmos Energy Corp.	$2,273,640
67,104	Vectren Corp.	1,959,437
		4,233,077
	Home Builders—0.9%
121,453	D.R. Horton, Inc.	1,350,557

	Home Furnishings—0.7%
136,649	La-Z-Boy, Inc.	1,008,470

	Insurance—1.7%
101,846	Arthur J. Gallagher & Co.	2,589,944

	Investment Companies—5.5%
405,311	American Capital Ltd.	8,235,920

	Media—4.2%
279,003	Media General, Inc., Class A	3,537,758
224,777	New York Times (The) Co., Class A	2,829,942
		6,367,700
	Miscellaneous Manufacturing—1.9%
147,474	Leggett & Platt, Inc.	2,875,743

	Pharmaceuticals—2.3%
186,784	Pfizer, Inc.	3,487,257

	Retail—1.4%
152,046	Talbots (The), Inc.	2,130,164

	Savings & Loans—1.9%
110,667	Astoria Financial Corp.	2,475,621
82,778	Washington Mutual, Inc.	441,207
		2,916,828
	Total Common Stocks
	(Cost $203,772,601)	151,040,639

	Money Market Fund—0.4%
670,890	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $670,890)	670,890

	Total Investments
	(Cost $204,443,491)(a)—100.5%	151,711,529
	Liabilities in excess of other assets—(0.5%)	(817,088)

	Net Assets—100.0%	$150,894,441

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $206,970,345. The net unrealized depreciation was $55,258,816 which consisted of aggregate gross unrealized appreciation of $945,152 and aggregate gross unrealized depreciation of $56,203,968.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers TM Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Australia—3.2%
26,964	BHP Billiton Ltd. ADR	$2,013,132
39,217	Santos Ltd. ADR	2,639,304
100,384	Westpac Banking Corp. ADR	10,182,953
		14,835,389
	Bahamas—0.8%
82,300	Teekay Corp.	3,594,041

	Bermuda—2.7%
108,294	Max Capital Group Ltd.	2,541,660
60,384	RenaissanceRe Holdings Ltd.	3,071,734
203,516	Tsakos Energy Navigation Ltd.	7,037,583
		12,650,977
	Canada—19.6%
212,821	Bank of Montreal	9,974,921
133,065	Bank of Nova Scotia	6,484,257
72,619	Brookfield Asset Management, Inc., Class A	2,441,451
242,476	Brookfield Properties Corp.	4,577,947
23,399	Cameco Corp.	840,726
159,564	Canadian Imperial Bank of Commerce	9,693,514
53,706	Canadian National Railway Co.	2,832,992
7,848	Canadian Natural Resources Ltd.	612,536
107,659	Enbridge, Inc.	4,724,077
37,612	EnCana Corp.	2,715,210
19,740	Imperial Oil Ltd.	965,878
111,495	Manulife Financial Corp.	4,106,361
121,657	Methanex Corp.	3,294,472
149,447	Royal Bank of Canada	6,885,023
248,589	Shaw Communications, Inc., Class B	5,212,911
127,195	Sun Life Financial, Inc.	4,970,781
9,710	Suncor Energy, Inc.	529,195
153,436	Talisman Energy, Inc.	2,735,764
189,358	Thomson (The) Corp.	6,103,008
93,673	Toronto-Dominion (The) Bank	5,691,571
147,201	TransCanada Corp.	5,702,567
		91,095,162
	Cayman Islands—0.5%
101,031	Consolidated Water Co., Inc.	2,119,630

	Chile—0.2%
26,299	Sociedad Quimica y Minera de Chile S.A. ADR	1,076,418

	China—2.0%
331,692	Huaneng Power International, Inc. ADR	9,343,764

	Denmark—0.4%
25,183	Novo-Nordisk A/S ADR	$1,599,372

	Finland—1.1%
185,501	Nokia Oyj Corp. ADR	5,067,887

	France—1.5%
27,027	Dassault Systemes S.A. ADR	1,737,836
99,412	Veolia Environnement ADR	5,322,518
		7,060,354
	Germany—2.6%
345,927	Allianz SE ADR	5,887,678
32,090	Fresenius Medical Care AG ADR	1,768,159
29,999	SAP AG ADR	1,734,242
21,846	Siemens AG ADR	2,651,667
		12,041,746
	India—0.4%
14,775	HDFC Bank Ltd. ADR	1,155,110
40,919	Satyam Computer Services Ltd. ADR	873,211
		2,028,321
	Ireland—7.5%
479,681	Allied Irish Banks PLC ADR	12,044,790
496,376	Bank of Ireland ADR	17,010,806
216,181	CRH PLC ADR	5,826,078
		34,881,674
	Israel—0.3%
28,087	Teva Pharmaceutical Industries Ltd. ADR	1,259,421

	Italy—0.8%
147,031	Luxottica Group SpA ADR	3,614,022

	Japan—7.2%
65,590	Canon, Inc. ADR	2,992,871
80,941	Honda Motor Co. Ltd. ADR	2,589,303
82,250	Kubota Corp. ADR	2,673,125
20,501	Kyocera Corp. ADR	1,774,977
110,505	Matsushita Electric Industrial Co. Ltd. ADR	2,332,761
7,002	Mitsui & Co. Ltd. ADR	2,912,762
68,890	Nidec Corp. ADR	1,205,575
105,102	Nippon Telegraph & Telephone Corp. ADR	2,661,183
294,798	NTT DoCoMo, Inc. ADR	4,849,427
33,610	ORIX Corp. ADR	2,528,144
48,091	TDK Corp. ADR	2,789,278
46,334	Toyota Motor Corp. ADR	3,987,040
		33,296,446
	Mexico—0.2%
21,057	America Movil SAB de CV ADR	1,063,168

	Netherlands—5.7%
316,629	ING Groep N.V. ADR	$10,344,269
146,112	Koninklijke Philips Electronics N.V.	4,862,607
162,923	Reed Elsevier N.V. ADR	5,396,010
202,265	Unilever N.V.	5,604,763
		26,207,649
	Peru—0.8%
30,807	Compania de Minas Buenaventura S.A. ADR	829,016
37,404	Credicorp Ltd.	2,768,270
		3,597,286
	Portugal—2.1%
910,390	Portugal Telecom SGPS S.A. ADR	9,886,835

	Russia—1.2%
76,675	Mobile Telesystems OJSC ADR	5,474,595

	South Africa—0.8%
65,343	Sasol Ltd. ADR	3,459,258

	Spain—4.1%
459,148	Banco Bilbao Vizcaya Argentina S.A. ADR	8,452,915
341,818	Banco Santander Central Hispanic S.A. ADR	6,549,233
122,457	Repsol YPF S.A. ADR	4,093,738
		19,095,886
	United Kingdom—29.7%
145,772	AstraZeneca PLC ADR	7,077,230
663,089	Barclays PLC ADR	18,036,022
33,345	BHP Billiton PLC ADR	2,209,440
105,626	BP PLC ADR	6,489,661
78,204	British American Tobacco PLC ADR	5,653,367
289,897	BT Group PLC ADR	9,601,389
73,503	Cadbury Schweppes PLC ADR	3,481,837
78,232	Diageo PLC ADR	5,505,968
109,199	HSBC Holdings PLC ADR	9,010,009
79,568	Imperial Tobacco Group PLC ADR	5,962,031
111,506	National Grid PLC ADR	7,370,547
616,399	Pearson PLC ADR	7,902,235
114,384	Reed Elsevier PLC ADR	5,187,314
1,103,116	Signet Group PLC ADR	11,284,878
30,218	Smith & Nephew PLC ADR	1,621,196
10,441	Thomson Reuters PLC ADR	1,686,848
1,266,553	Tomkins PLC ADR	12,728,858
181,332	Unilever PLC ADR	4,966,683
285,304	Vodafone Group PLC ADR	7,654,706
90,715	WPP Group PLC ADR	4,315,313
		137,745,532
	United States—4.6%
62,572	ACE Ltd.	3,172,400
9,824	Bunge Ltd.	971,790
186,611	Carnival Corp.	6,893,410
44,100	Everest Re Group Ltd.	3,607,380

78,978	Ingersoll-Rand Co. Ltd., Class A	$2,843,208
56,947	PartnerRe Ltd.	4,004,513
		21,492,701
	Total Common Stocks
	(Cost $548,246,056)	463,587,534

	Money Market Fund—0.0%
214,482	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $214,482)	214,482

	Total Investments
	(Cost $548,460,538)(a)—100.0%	463,802,016
	Liabilities in excess of other assets—(0.0%)	(39,371)

	Net Assets—100.0%	$463,762,645

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $548,460,538. The net unrealized depreciation was $84,658,522 which consisted of aggregate gross unrealized appreciation of $8,004,642 and aggregate gross unrealized depreciation of $92,663,164.

Sector Breakdown
As of July 31, 2008

% of
Security	Net Assets
Financials	37.8
Consumer Discretionary	14.3
Energy	10.0
Telecommunication Services	8.9
Consumer Staples	6.9
Industrials	6.8
Utilities	5.2
Information Technology	3.9
Materials	3.3
Health Care	2.9
Other	0.0

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Commerical Banks - Central U.S.—28.3%
69,378	BancFirst Corp.	$3,278,111
271,688	Bank Mutual Corp.	3,178,750
123,486	Chemical Financial Corp.	3,281,022
68,602	Commerce Bancshares, Inc.	2,993,105
53,902	Cullen/Frost Bankers, Inc.	2,842,791
264,533	First Financial Bancorp	2,989,223
65,786	First Financial Bankshares, Inc.	3,018,920
118,903	International Bancshares Corp.	2,925,014
172,368	Old National Bancorp	2,616,546
57,754	UMB Financial Corp.	3,180,513
		30,303,995
	Commerical Banks - Eastern U.S.—15.4%
124,867	Community Bank System, Inc.	2,946,861
63,742	M&T Bank Corp.	4,486,161
122,878	NBT Bancorp, Inc.	3,046,146
92,679	S&T Bancorp, Inc.	3,108,454
66,366	Tompkins Financial Corp.	2,834,492
		16,422,114
	Commerical Banks - Southern U.S.—10.8%
70,037	City Holding Co.	3,115,245
98,338	Community Trust Bancorp, Inc.	3,030,777
18,898	First Citizens BancShares, Inc., Class A	2,674,067
132,617	Whitney Holding Corp.	2,726,606
		11,546,695
	Commerical Banks - Western U.S.—17.0%
55,692	Bank of Hawaii Corp.	2,806,320
284,248	CVB Financial Corp.	3,217,687
58,793	SVB Financial Group *	3,385,889
110,345	UnionBanCal Corp.	5,927,734
54,288	Westamerica Bancorp	2,822,976
		18,160,606
	Fiduciary Banks—5.3%
72,681	Northern Trust Corp.	5,681,474

	Finance - Investment Banker—4.9%
128,460	JPMorgan Chase & Co.	5,219,330

	S&L/Thrifts - Eastern U.S.—9.5%
310,330	Hudson City Bancorp, Inc.	$5,666,626
269,194	New York Community Bancorp, Inc.	4,474,004
		10,140,630
	Super-Regional Banks - U.S.—8.8%
105,802	SunTrust Banks, Inc.	4,344,230
166,431	U.S. Bancorp	5,094,453
		9,438,683
	Total Common Stocks
	(Cost $107,212,590)	106,913,527

	Money Market Fund—0.2%
182,410	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $182,410)	182,410

	Total Investments
	(Cost $107,395,000)(a)—100.2%	107,095,937
	Liabilities in excess of other assets—(0.2%)	(163,830)

	Net Assets—100.0%	$106,932,107

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $107,612,059. The net unrealized depreciation was $516,122 which consisted of aggregate gross unrealized appreciation of  $4,432,855 and aggregate gross unrealized depreciation of  $4,948,977.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Biotechnology—44.0%
254,247	Amgen, Inc. *	$15,923,489
178,392	Biogen Idec, Inc. *	12,444,626
157,958	Genentech, Inc. *	15,045,500
202,358	Gilead Sciences, Inc. *	10,923,285
618,780	Incyte Corp. *	5,729,903
243,563	Invitrogen Corp. *	10,802,019
84,047	Millipore Corp. *	5,912,706
476,287	Momenta Pharmaceuticals, Inc. *	7,896,838
126,102	Myriad Genetics, Inc. *	8,385,783
172,975	OSI Pharmaceuticals, Inc. *	9,103,674
306,832	Regeneron Pharmaceuticals, Inc. *	6,716,552
		108,884,375
	Chemicals—4.7%
190,508	Sigma-Aldrich Corp.	11,571,456

	Electronics—14.3%
322,048	Applied Biosystems, Inc.	11,893,233
83,738	Dionex Corp. *	5,821,466
110,040	Varian, Inc. *	5,435,976
181,965	Waters Corp. *	12,362,702
		35,513,377
	Healthcare - Products—13.4%
506,302	Affymetrix, Inc. *	3,989,660
524,570	Bruker Corp. *	7,249,557
231,993	Cepheid, Inc. *	3,971,720
274,549	Luminex Corp. *	6,040,078
136,175	SurModics, Inc. *	5,731,606
77,784	Techne Corp. *	6,185,384
		33,168,005
	Pharmaceuticals—23.5%
320,354	Cubist Pharmaceuticals, Inc. *	7,259,222
691,505	CV Therapeutics, Inc. *	6,479,402
140,108	ImClone Systems, Inc. *	8,957,104
1,347,164	Nektar Therapeutics *	6,708,877
172,775	Onyx Pharmaceuticals, Inc. *	6,997,388
261,612	Rigel Pharmaceuticals, Inc. *	6,655,409
62,906	United Therapeutics Corp. *	7,132,911
636,706	ViroPharma, Inc. *	7,837,851
		58,028,164
	Total Investments
	(Cost $223,682,051)(a)—99.9%	247,165,377

Other assets less liabilities—0.1%	$129,293

Net Assets—100.0%	$247,294,670

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $223,828,255.  The net unrealized appreciation was $23,337,122 which consisted of aggregate gross unrealized appreciation of $32,749,055 and aggregate gross unrealized depreciation of $9,411,933.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Building Materials—15.2%
25,217	Apogee Enterprises, Inc.	$435,750
18,431	Armstrong World Industries, Inc.	621,309
44,674	Comfort Systems USA, Inc.	592,377
18,580	Lennox International, Inc.	663,306
19,162	NCI Building Systems, Inc. *	717,809
		3,030,551
	Commercial Services—8.4%
21,666	McGrath Rentcorp.	623,547
34,255	Quanta Services, Inc. *	1,057,795
		1,681,342
	Electric—3.4%
38,399	Pike Electric Corp. *	683,502

	Engineering & Construction—22.8%
18,584	Aecom Technology Corp. *	529,086
34,906	Dycom Industries, Inc. *	553,958
20,397	EMCOR Group, Inc. *	614,358
11,768	Fluor Corp.	957,326
32,464	Insituform Technologies, Inc., Class A *	561,303
11,580	Jacobs Engineering Group, Inc. *	895,597
15,553	Perini Corp. *	425,530
		4,537,158
	Environmental Control—3.3%
22,641	Tetra Tech, Inc. *	650,476

	Home Builders—2.9%
1,059	NVR, Inc. *	584,907

	Machinery - Construction & Mining—10.8%
15,385	Astec Industries, Inc. *	491,089
13,281	Caterpillar, Inc.	923,295
15,381	Terex Corp. *	727,983
		2,142,367
	Machinery - Diversified—6.6%
28,214	Manitowoc (The) Co., Inc.	743,721
17,148	Tecumseh Products Co., Class A *	561,597
		1,305,318
	Metal Fabricate/Hardware—2.8%
5,213	Valmont Industries, Inc.	557,322

	Miscellaneous Manufacturing—3.4%
5,221	Ameron International Corp.	$675,023

	Office Furnishings—2.5%
42,277	Interface, Inc., Class A	500,982

	Real Estate—2.7%
15,597	St. Joe Co. (The)	546,363

	Retail—4.7%
45,730	Lowe’s Cos., Inc.	929,234

	Storage/Warehousing—2.5%
24,768	Mobile Mini, Inc. *	494,865

	Telecommunications—3.7%
50,776	MasTec, Inc. *	728,636

	Textiles—4.3%
14,618	Mohawk Industries, Inc. *	862,023

	Total Common Stocks (Cost $21,364,040)	19,910,069

	Money Market Fund—0.2%
34,372	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $34,372)	34,372

	Total Investments (Cost $21,398,412)(a)—100.2%	19,944,441
	Liabilities in excess of other assets—(0.2%)	(32,162)

	Net Assets—100.0%	$19,912,279

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $21,453,721. The net   unrealized depreciation was $1,509,280 which consisted of aggregate gross unrealized appreciation of $735,486 and aggregate gross unrealized depreciation of $2,244,766.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Gas-Distribution—2.6%
55,449	Energen Corp.	$3,338,030

	Oil & Gas-Exploration & Production—3.0%
62,223	Encore Acquisition Co. *	3,849,737

	Oil Comp-Exploration & Production—74.1%
101,638	Anadarko Petroleum Corp.	5,885,857
56,839	Apache Corp.	6,375,630
76,965	Berry Petroleum Co., Class A	3,312,574
169,774	Bois d’Arc Energy, Inc. *	3,718,051
285,250	Brigham Exploration Co. *	3,993,500
68,983	Cabot Oil & Gas Corp.	3,035,942
60,997	Cimarex Energy Co.	3,178,554
44,087	Clayton Williams Energy, Inc. *	4,108,908
72,469	Comstock Resources, Inc. *	4,421,334
122,128	Denbury Resources, Inc. *	3,436,682
717,806	Gran Tierra Energy, Inc. *	3,639,276
130,199	McMoRan Exploration Co. *	3,493,239
78,187	Noble Energy, Inc.	5,775,674
82,885	Occidental Petroleum Corp.	6,533,824
58,145	Plains Exploration & Production Co. *	3,254,376
64,719	Questar Corp.	3,422,341
154,329	Rosetta Resources, Inc. *	3,645,251
93,738	Southwestern Energy Co. *	3,403,627
81,554	St. Mary Land & Exploration Co.	3,470,938
61,498	Stone Energy Corp. *	3,137,628
72,105	Swift Energy Co. *	3,664,376
47,787	Ultra Petroleum Corp. *	3,411,036
74,532	W&T Offshore, Inc.	3,298,786
44,436	Whiting Petroleum Corp. *	4,162,320
		95,779,724
	Oil Companies-Integrated—20.4%
76,851	Chevron Corp.	6,498,521
81,846	ConocoPhillips	6,680,271
85,843	Exxon Mobil Corp.	6,904,351
62,042	Hess Corp.	6,291,059
		26,374,202

	Total Investments
	(Cost $129,087,791)(a)—100.1%	129,341,693
	Liabilities in excess of other assets—(0.1%)	(93,993)

	Net Assets—100.0%	$129,247,700

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $129,193,998. The net unrealized appreciation was $147,695 which consisted of aggregate gross unrealized appreciation of $8,711,106 and aggregate gross unrealized depreciation of $8,563,411.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Agricultural Chemicals—5.0%
32,243	Monsanto Co.	$3,840,464

	Agricultural Operations—2.4%
18,770	Bunge Ltd.	1,856,728

	Alternative Waste Technology—2.9%
139,080	Darling International, Inc. *	2,250,314

	Beverages - Non-alcoholic—12.0%
71,738	Coca-Cola (The) Co.	3,694,507
43,322	Cocoa-Cola Bottling Co. Consolidated	1,456,919
69,111	Pepsi Bottling Group (The), Inc.	1,924,741
91,940	PepsiAmericas, Inc.	2,176,220
		9,252,387
	Beverages - Wine/Spirits—2.8%
29,803	Brown-Forman Corp., Class B	2,144,624

	Brewery—2.7%
38,630	Molson Coors Brewing Co., Class B	2,084,861

	Food - Baking—3.1%
79,651	Flowers Foods, Inc.	2,395,106

	Food - Confectionery—2.7%
42,444	J.M. Smucker (The) Co.	2,068,721

	Food - Meat Products—2.8%
59,291	Hormel Foods Corp.	2,144,555

	Food - Miscellaneous/Diversified—35.7%
71,814	Cal-Maine Foods, Inc.	2,721,751
92,053	Chiquita Brands International, Inc. *	1,413,014
95,021	ConAgra Foods, Inc.	2,060,055
64,996	General Mills, Inc.	4,185,092
82,302	H.J. Heinz Co.	4,146,375
79,285	Kellogg Co.	4,206,863
68,372	Lancaster Colony Corp.	2,222,774
59,622	McCormick & Co., Inc.	2,390,842
37,343	Ralcorp Holdings, Inc. *	2,015,028
162,596	Sara Lee Corp.	2,221,061
		27,582,855
	Food - Retail—2.5%
63,063	Ruddick Corp.	1,952,430

	Food - Wholesale/Distributions—6.9%
75,849	Fresh Del Monte Produce, Inc. *	$1,598,897
133,108	Sysco Corp.	3,774,943
		5,373,840
	Retail - Restaurants—18.4%
78,478	Burger King Holdings, Inc.	2,105,565
69,246	McDonald’s Corp.	4,140,218
43,138	Panera Bread Co., Class A *	2,161,214
76,132	Papa John’s International, Inc. *	2,153,774
103,469	Yum! Brands, Inc.	3,706,260
		14,267,031
	Total Common Stocks (Cost $81,052,228)	77,213,916

	Money Market Fund—0.2%
154,995	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $154,995)	154,995

	Total Investments (Cost $81,207,223)(a)—100.1%	77,368,911
	Liabilities in excess of other assets—(0.1%)	(91,510)

	Net Assets—100.0%	$77,277,401

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $81,266,588. The net   unrealized depreciation was $3,897,677 which consisted of aggregate gross unrealized appreciation of $2,160,820 and aggregate gross unrealized depreciation of $6,058,497.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks —99.7%
	Computers—36.9%
1,704	Apple, Inc. *	$270,851
21,761	Brocade Communications Systems, Inc. *	146,887
13,944	Dell, Inc. *	342,604
18,438	EMC Corp. *	276,754
6,833	Hewlett-Packard Co.	306,118
4,758	Lexmark International, Inc., Class A *	166,911
6,629	NCR Corp. *	178,055
12,935	Radiant Systems, Inc. *	147,588
24,830	Sun Microsystems, Inc. *	263,943
4,673	Western Digital Corp. *	134,536
		2,234,247
	Electronics—24.5%
8,600	Agilent Technologies, Inc. *	310,115
9,870	Benchmark Electronics, Inc. *	144,497
8,748	Multi-Fineline Electronix, Inc. *	233,397
5,522	National Instruments Corp.	188,024
6,957	OSI Systems, Inc. *	146,584
6,213	Plexus Corp. *	177,071
4,402	Trimble Navigation Ltd. *	146,146
12,046	TTM Technologies, Inc. *	135,518
		1,481,352
	Home Furnishings—2.6%
20,855	Tivo, Inc. *	160,166

	Internet—3.5%
8,890	Avocent Corp. *	211,404

	Machinery - Diversified—4.8%
7,761	Intermec, Inc. *	146,062
4,665	Zebra Technologies Corp., Class A *	143,729
		289,791
	Office/Business Equipment—7.9%
4,830	Pitney Bowes, Inc.	153,063
23,678	Xerox Corp.	322,968
		476,031
	Semiconductors—5.8%
12,510	Emulex Corp. *	140,988
11,108	QLogic Corp. *	209,274
		350,262

	Telecommunications—13.7%
21,680	Ixia *	$189,917
34,464	Motorola, Inc.	297,769
7,221	Plantronics, Inc.	175,831
7,038	Polycom, Inc. *	166,097
		829,614
	Total Investments
	(Cost $6,740,736)(a)—99.7%	6,032,867
	Other assets less liabilities —0.3%	16,092

	Net Assets—100.0%	$6,048,959

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $6,760,129.  The net unrealized depreciation was $727,262 which consisted of aggregate gross unrealized appreciation of $176,314 and aggregate gross unrealized depreciation of $903,576.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consulting Services—2.4%
14,364	Advisory Board (The) Co. *	$550,859

	Dialysis Centers—3.1%
12,783	DaVita, Inc. *	713,931

	Distribution/Wholesale—2.8%
13,967	Owens & Minor, Inc.	641,365

	Hazardous Waste Disposal—2.9%
11,376	Stericycle, Inc. *	679,716

	Health Care Cost Containment—5.1%
21,088	McKesson Corp.	1,180,717

	Human Resources—6.4%
38,091	AMN Healthcare Services, Inc. *	719,920
28,450	Emergency Medical Services Corp., Class A *	768,719
		1,488,639
	Medical - HMO—22.6%
25,779	Aetna, Inc.	1,057,196
24,019	AMERIGROUP Corp. *	610,083
31,415	Centene Corp. *	700,869
35,692	Healthspring, Inc. *	694,209
23,815	Humana, Inc. *	1,045,716
16,476	Magellan Health Services, Inc. *	687,873
12,017	WellCare Health Plans, Inc. *	472,629
		5,268,575
	Medical - Hospitals—7.5%
85,458	Health Management Associates, Inc., Class A *	525,567
20,730	LifePoint Hospitals, Inc. *	593,500
10,203	Universal Health Services, Inc., Class B	618,505
		1,737,572
	Medical - Nursing Homes—2.8%
24,036	Kindred Healthcare, Inc. *	648,251

	Medical - Outpatient/Home Medical Care—9.1%
24,309	AmSurg Corp. *	651,481
25,447	Lincare Holdings, Inc. *	819,903
34,775	Res-Care, Inc. *	638,469
		2,109,853
	Medical - Wholesale Drug Distribution—7.8%
16,045	AmerisourceBergen Corp.	671,804

21,503	Cardinal Health, Inc.	$1,155,356
		1,827,160
	Medical Labs & Testing Services—10.3%
16,476	Laboratory Corp. of America Holdings *	1,113,448
24,118	Quest Diagnostics, Inc.	1,282,113
		2,395,561
	Medical Products—2.7%
11,902	Henry Schein, Inc. *	637,471

	Pharmacy Services—5.1%
16,860	Express Scripts, Inc. *	1,189,304

	Physical Therapy/Rehabiliation Centers—2.5%
35,406	HEALTHSOUTH Corp. *	581,367

	Physician Practice Management—2.6%
12,319	Pediatrix Medical Group, Inc. *	599,319

	Retail - Drug Store—4.4%
28,413	CVS Caremark Corp.	1,037,075

	Total Investments (Cost $27,243,901)(a)—100.1%	23,286,735
	Liabilities in excess of other assets—(0.1%)	(10,803)

	Net Assets—100.0%	$23,275,932

* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $27,289,578. The net unrealized depreciation was $4,002,843 which consisted of aggregate gross unrealized appreciation of $433,553 and aggregate gross unrealized depreciation of $4,436,396.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Insurance Brokers—7.7%
34,794	AON Corp.	$1,593,565
24,995	Willis Group Holdings Ltd.	781,594
		2,375,159
	Life/Health Insurance—17.3%
24,457	Aflac, Inc.	1,360,054
21,982	Prudential Financial, Inc.	1,516,098
17,417	Reinsurance Group of America, Inc.	865,625
16,289	StanCorp Financial Group, Inc.	804,514
14,125	Torchmark Corp.	819,956
		5,366,247
	Multi-line Insurance—18.8%
32,231	Allstate (The) Corp.	1,489,716
24,134	Assurant, Inc.	1,450,936
19,426	Hanover Insurance Group (The), Inc.	833,764
27,353	MetLife, Inc.	1,388,712
24,815	United Fire & Casualty Co.	674,224
		5,837,352
	Property/Casualty Insurance—44.8%
19,676	American Physicians Capital, Inc.	979,471
12,728	Arch Capital Group Ltd. *	887,523
30,542	Chubb (The) Corp.	1,467,239
22,961	Harleysville Group, Inc.	818,100
2,211	Markel Corp. *	802,593
17,738	Navigators Group (The), Inc. *	843,619
24,045	Philadelphia Consolidated Holding Co. *	1,405,430
17,481	ProAssurance Corp. *	855,520
17,514	RLI Corp.	956,615
23,167	Safety Insurance Group, Inc.	983,902
40,931	Selective Insurance Group	884,110
32,965	Travelers (The) Cos., Inc.	1,454,417
61,469	United America Indemnity Ltd., Class A *	800,941
33,062	W.R. Berkley Corp.	780,924
		13,920,404
	Reinsurance—11.6%
31,538	IPC Holdings Ltd.	1,012,369
23,855	Odyssey Re Holdings Corp.	932,015
12,152	PartnerRe Ltd.	854,529
13,852	Transatlantic Holdings, Inc.	802,585
		3,601,498

Total Investments
(Cost $33,129,703)(a) —100.2%	$31,100,660
Liabilities in excess of other assets—(0.2%)	(66,180)

Net Assets—100.0%	$31,034,480

*Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $33,137,032. The net unrealized depreciation was $2,036,372 which consisted of aggregate gross unrealized appreciation of $870,826 and aggregate gross unrealized depreciation of $2,907,198.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Entertainment—13.8%
13,630	Bally Technologies, Inc. *	$433,298
19,432	DreamWorks Animation SKG, Inc., Class A *	577,130
31,544	International Game Technology	684,821
13,827	International Speedway Corp., Class A	508,695
24,068	Speedway Motorsports, Inc.	464,753
		2,668,697
	Internet—5.3%
25,300	Expedia, Inc. *	495,121
4,561	priceline.com, Inc. *	524,287
		1,019,408
	Leisure Time—7.8%
28,078	Carnival Corp.	1,037,202
16,563	WMS Industries, Inc. *	466,745
		1,503,947
	Lodging—8.7%
34,176	Marriott International, Inc., Class A	885,500
23,240	Starwood Hotels & Resorts Worldwide, Inc.	796,900
		1,682,400
	Media—18.1%
52,125	CBS Corp., Class B	852,765
56,614	EW Scripps Co., Class A	391,769
41,398	Liberty Media Corp. Capital, Series A *	643,325
33,478	Walt Disney (The) Co.	1,016,057
36,847	World Wrestling Entertainment, Inc., Class A	603,922
		3,507,838
	Retail—46.0%
21,077	Bob Evans Farms, Inc.	603,645
27,973	Brinker International, Inc.	514,423
18,619	Buffalo Wild Wings, Inc. *	613,124
21,488	Burger King Holdings, Inc.	576,523
20,835	CBRL Group, Inc.	503,582
16,977	CEC Entertainment, Inc. *	591,818
6,649	Chipotle Mexican Grill, Inc., Class A *	455,457
17,912	Darden Restaurants, Inc.	583,394
24,969	Jack in the Box, Inc. *	538,831
18,962	McDonald’s Corp.	1,133,737
11,814	Panera Bread Co., Class A *	591,881
20,850	Papa John’s International, Inc. *	589,847
23,081	PF Chang’s China Bistro, Inc. *	600,106
28,333	Yum! Brands, Inc.	1,014,888

		$8,911,256
	Total Common Stocks (Cost $22,275,380)	19,293,546

	Money Market Fund—0.8%
147,058	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $147,058)	147,058

	Total Investments (Cost $22,422,438)(a)—100.5%	19,440,604
	Liabilities in excess of other assets—(0.5%)	(99,067)

	Net Assets—100.0%	$19,341,537

*	Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $22,477,337.   The net unrealized depreciation was $3,036,733 which consisted of aggregate gross unrealized appreciation of $69,193 and aggregate gross unrealized depreciation of $3,105,926.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Advertising Agencies—8.3%
84,064	Interpublic Group of Cos., Inc. *	$738,923
31,350	Omnicom Group, Inc.	1,338,331
		2,077,254
	Advertising Sales—2.6%
40,745	Clear Channel Outdoor Holdings, Inc., Class A *	650,290

	Broadcast Services/Program—3.5%
56,551	Liberty Media Corp. - Capital, Series A *	878,803

	Cable TV—14.3%
68,288	Comcast Corp., Class A	1,408,099
54,680	DIRECTV Group (The), Inc. *	1,477,453
23,868	DISH Network Corp., Class A *	702,197
		3,587,749
	Commercial Services—3.5%
17,872	CoStar Group, Inc. *	891,634

	Commercial Services - Finance—2.1%
16,596	Bankrate, Inc. *	521,944

	Computer Services—3.5%
14,074	IHS, Inc., Class A *	875,825

	Direct Marketing—3.0%
61,855	Harte-Hanks, Inc.	767,621

	Diversified Operations/Commercial Services—3.1%
25,412	Viad Corp.	774,558

	E-Commerce/Services—2.6%
37,166	IAC/InterActiveCorp *	648,918

	E-Marketing/Information—2.0%
41,676	ValueClick, Inc. *	495,944

	Motion Pictures & Services—3.1%
26,544	DreamWorks Animation SKG, Inc., Class A *	788,357

	Multimedia—21.8%
156,948	Entravision Communications Corp., Class A *	495,956
77,286	EW Scripps Co., Class A	534,819
25,542	Meredith Corp.	652,854
85,602	News Corp., Class A	1,209,556
42,899	Viacom, Inc., Class B *	1,198,169

45,728	Walt Disney (The) Co.	$1,387,844
		5,479,198
	Printing - Commercial—1.8%
52,746	Valassis Communications, Inc. *	465,220

	Publishing - Books—6.0%
17,737	John Wiley & Sons, Inc., Class A	804,195
26,949	Scholastic Corp.	695,015
		1,499,210
	Publishing - Newspapers—2.1%
29,094	Gannett Co., Inc.	527,183

	Radio—4.7%
65,731	Cox Radio, Inc., Class A *	650,079
332,581	Sirius Satellite Radio Inc *	532,130
		1,182,209
	Television—4.6%
71,203	CBS Corp., Class B	1,164,881

	Web Portals/ISP—7.4%
9,574	Sohu.com, Inc. *	722,646
57,417	Yahoo! Inc. *	1,142,024
		1,864,670
	Total Common Stocks (Cost $33,056,337)	25,141,468

	Money Market Fund—0.5%
129,746	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $129,746)	129,746

	Total Investments (Cost $33,186,083)(a)—100.5%	25,271,214
	Liabilities in excess of other assets—(0.5%)	(123,719)

	Net Assets—100.0%	$25,147,495

*Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $33,315,625. The net unrealized depreciation was $8,044,411 which consisted of aggregate gross unrealized appreciation of $365,071 and aggregate gross unrealized depreciation of $8,409,482.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments

PowerShares Dynamic Networking Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Computers—4.8%
74,693	Brocade Communications Systems, Inc. *	$504,178

	Internet—16.7%
18,123	Blue Coat Systems, Inc. *	263,327
10,927	F5 Networks, Inc. *	318,522
16,608	McAfee, Inc. *	543,913
41,047	SonicWALL, Inc. *	239,714
18,669	Websense, Inc. *	389,622
		1,755,098
	Semiconductors—19.1%
20,984	Broadcom Corp., Class A *	509,701
23,422	Emulex Corp. *	263,966
8,697	Netlogic Microsystems, Inc. *	278,391
38,587	PMC - Sierra, Inc. *	279,370
20,797	QLogic Corp. *	391,815
8,911	Silicon Laboratories, Inc. *	291,479
		2,014,722
	Software—4.4%
17,588	Citrix Systems, Inc. *	468,544

	Telecommunications—55.1%
130,308	3Com Corp. *	244,979
36,445	Acme Packet, Inc. *	177,123
20,862	ADC Telecommunications, Inc. *	197,355
13,193	ADTRAN, Inc.	294,995
35,083	Arris Group, Inc. *	335,744
9,826	Atheros Communications, Inc. *	304,606
19,699	Ciena Corp. *	407,178
22,531	Cisco Systems, Inc. *	495,457
7,092	Comtech Telecommunications Corp. *	348,430
34,135	Harmonic, Inc. *	265,912
22,996	Infinera Corp. *	258,935
21,875	Juniper Networks, Inc. *	569,406
17,292	NETGEAR, Inc. *	261,974
12,403	QUALCOMM, Inc.	686,382
96,867	Sycamore Networks, Inc. *	337,097
19,558	Tekelec *	304,909
60,363	Tellabs, Inc. *	310,266
		5,800,748

Total Investments (Cost $12,878,273)(a)—100.1%	$10,543,290
Liabilities in excess of other assets—(0.1%)	(9,479)

Net Assets—100.0%	$10,533,811

* Non-income producing security.

(a

)           At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $12,888,028. The net unrealized depreciation was $2,344,738 which consisted of aggregate gross unrealized appreciation of $288,560 and aggregate gross unrealized depreciation of $2,633,298.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Engineering/R&D Services—6.4%
138,110	Foster Wheeler Ltd. *	$7,840,505
310,925	McDermott International, Inc. *	14,821,794
		22,662,299
	Oil - Field Services—29.5%
348,347	BJ Services Co.	10,241,402
397,011	Halliburton Co.	17,794,033
609,505	Key Energy Services, Inc. *	9,788,650
1,492,209	Newpark Resources, Inc. *	10,922,970
180,078	Oil States International, Inc. *	9,882,681
190,714	Schlumberger Ltd.	19,376,543
118,234	SEACOR Holdings, Inc. *	9,892,639
195,943	Superior Energy Services, Inc. *	9,293,576
274,033	Trico Marine Services, Inc. *	6,993,322
		104,185,816
	Oil & Gas Drilling—28.4%
141,361	Diamond Offshore Drilling, Inc.	16,864,368
146,454	ENSCO International, Inc.	10,125,830
1,343,562	Grey Wolf, Inc. *	11,474,019
167,917	Helmerich & Payne, Inc.	9,928,932
305,458	Noble Corp.	15,844,106
334,184	Patterson-UTI Energy, Inc.	9,497,509
128,412	Transocean, Inc. *	17,467,885
137,177	Unit Corp. *	9,266,306
		100,468,955
	Oil Field Machinery & Equipment—25.3%
362,334	Cameron International Corp. *	17,305,072
367,060	Complete Production Services, Inc. *	11,687,190
260,913	Dresser-Rand Group, Inc. *	9,940,785
146,419	FMC Technologies, Inc. *	9,045,766
254,229	Gulf Island Fabrication, Inc.	11,275,056
131,864	Lufkin Industries, Inc.	11,762,269
231,477	National Oilwell Varco, Inc. *	18,201,037
		89,217,175
	Transportation - Marine—7.8%
156,715	GulfMark Offshore, Inc. *	7,863,959
133,065	Overseas Shipholding Group, Inc.	10,478,868
153,956	Tidewater, Inc.	9,228,123
		27,570,950

	Transportation - Services—2.6%
201,266	Bristow Group, Inc. *	$9,054,957

	Total Investments (Cost $328,613,851)(a)—100.0%	353,160,152
	Liabilities in excess of other assets—(0.0%)	(56,301)

	Net Assets—100.0%	$353,103,851

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $329,427,207.  The net unrealized appreciation was $23,732,945 which consisted of aggregate gross unrealized appreciation of $38,296,363 and aggregate gross unrealized depreciation of $14,563,418.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Pharmaceuticals Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks —100.0%
	Consumer Products - Miscellaneous—2.4%
334,763	Prestige Brands Holdings, Inc.*	$3,320,849

	Cosmetics & Toiletries—2.8%
58,708	Chattem, Inc.*	3,784,905

	Medical Products—5.0%
100,323	Johnson & Johnson	6,869,116

	Medical - Biomedical/Genetics—21.1%
82,955	Amgen, Inc.*	5,195,472
58,212	Biogen Idec, Inc.*	4,060,869
94,478	Genentech, Inc. (Switzerland)*	8,999,029
53,346	Genzyme Corp.*	4,088,971
121,037	Gilead Sciences, Inc.*	6,533,577
		28,877,918
	Medical - Drugs—53.6%
118,824	Abbott Laboratories	6,694,543
63,390	Allergan, Inc.	3,291,843
160,255	Bristol-Myers Squibb Co.	3,384,586
53,938	Cephalon, Inc.*	3,946,104
139,088	Eli Lilly & Co.	6,552,435
148,226	Endo Pharmaceuticals Holdings, Inc.*	3,431,432
243,001	Eurand N.V. (Netherlands)*	4,468,788
101,704	Forest Laboratories, Inc.*	3,611,509
355,980	King Pharmaceuticals, Inc.*	4,097,330
146,040	K-V Pharmaceutical Co., Class A*	2,992,360
153,594	Medicis Pharmaceutical Corp., Class A	2,819,986
171,867	Merck & Co., Inc.	5,654,424
345,859	Pfizer, Inc.	6,457,188
179,036	Schering-Plough Corp.	3,774,079
166,700	Sciele Pharma, Inc.	3,108,955
169,013	Sepracor, Inc.*	2,954,347
150,568	Wyeth	6,101,015
		73,340,924
	Medical - Generic Drugs—9.3%
83,383	Barr Pharmaceuticals, Inc.*	5,501,610
99,764	Perrigo Co.	3,514,686
127,882	Watson Pharmaceuticals, Inc.*	3,697,069
		12,713,365
	Therapeutics—5.8%
199,585	Medicines (The) Co.*	4,432,783
210,148	Warner Chilcott Ltd., Class A*	3,553,603
		7,986,386

Total Investments
(Cost $143,689,838)(a)—100.0%	$136,893,463
Other assets less liabilities—0.0%	6,593

Net Assets—100.0%	$136,900,056

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $144,125,359. The net unrealized depreciation was $7,231,896 which consisted of aggregate gross unrealized appreciation of $7,883,140 and aggregate gross unrealized depreciation of $15,115,036.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Distribution/Wholesale—2.6%
11,789	Genuine Parts Co.	$472,857

	E-Commerce/Products—1.9%
62,663	1-800-FLOWERS.COM, Inc., Class A *	345,273

	E-Commerce/Services—7.4%
31,696	eBay, Inc. *	797,788
17,090	NetFlix, Inc. *	527,910
		1,325,698
	Food - Retail—6.9%
14,604	Ruddick Corp.	452,140
29,848	Safeway, Inc.	797,538
		1,249,678
	Rental Auto/Equipment—6.4%
23,173	Aaron Rents, Inc.	636,562
24,730	Rent-A-Center, Inc. *	524,276
		1,160,838
	Retail - Apparel/Shoe—23.4%
14,849	Aeropostale, Inc. *	478,880
28,477	American Eagle Outfitters, Inc.	398,678
33,049	Cato (The) Corp., Class A	591,247
33,540	Dress Barn (The), Inc. *	541,000
52,122	Gap (The), Inc.	840,208
11,245	Gymboree (The) Corp. *	420,563
13,921	J. Crew Group, Inc. *	400,368
14,168	Ross Stores, Inc.	537,817
		4,208,761
	Retail - Auto Parts—8.4%
12,875	Advance Auto Parts, Inc.	529,034
7,516	AutoZone, Inc. *	979,259
		1,508,293
	Retail - Automobile—2.0%
32,067	Rush Enterprises, Inc., Class A *	362,036

	Retail - Consumer Electronics—7.8%
20,373	Best Buy Co., Inc.	$809,215
35,417	RadioShack Corp.	590,756
		1,399,971
	Retail - Discount—17.0%
16,705	Big Lots, Inc. *	508,834
13,139	BJ’s Wholesale Club, Inc. *	493,107
14,061	Dollar Tree, Inc. *	527,288
24,246	Family Dollar Stores, Inc.	564,932
16,474	Wal-Mart Stores, Inc.	965,706
		3,059,867
	Retail - Drug Store—7.9%
10,941	Longs Drug Stores Corp.	511,492
26,408	Walgreen Co.	906,850
		1,418,342
	Retail - Major Department Store—5.6%
29,670	TJX (The) Cos., Inc.	1,000,176

	Transportation - Services—2.6%
7,066	Ryder System, Inc.	466,073

	Total Common Stocks (Cost $18,453,378)	17,977,863

	Money Market Fund—0.8%
139,244	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $139,244)	139,244

	Total Investments (Cost $18,592,622)(a)—100.7%	18,117,107
	Liabilities in excess of other assets—(0.7%)	(123,345)

	Net Assets—100.0%	$17,993,762

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $18,664,306.  The net unrealized depreciation was $547,199 which consisted of aggregate gross unrealized appreciation of $647,521 and aggregate gross unrealized depreciation of $1,194,720.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Electronic Components & Semiconductors—50.6%
111,334	Actel Corp.*	$1,530,843
151,275	Altera Corp.	3,320,486
179,116	Amkor Technology, Inc.*	1,569,056
151,015	Intel Corp.	3,351,022
82,304	International Rectifier Corp.*	1,389,292
68,511	Intersil Corp., Class A	1,653,170
90,705	National Semiconductor Corp.	1,900,270
117,861	Omnivision Technologies, Inc.*	1,290,578
224,367	PMC - Sierra, Inc.*	1,624,417
108,983	Semtech Corp.*	1,587,882
271,602	Silicon Image, Inc.*	1,903,930
51,817	Silicon Laboratories, Inc.*	1,694,934
184,837	Skyworks Solutions, Inc.*	1,748,558
107,776	Texas Instruments, Inc.	2,627,579
128,696	Xilinx, Inc.	3,195,522
		30,387,539
	Semiconductor Components - Integrated Circuits—18.8%
99,703	Analog Devices, Inc.	3,041,940
47,794	Hittite Microwave Corp.*	1,525,584
169,271	Integrated Device Technology, Inc.*	1,696,095
198,893	Micrel, Inc.	1,893,461
58,569	Standard Microsystems Corp.*	1,553,250
286,694	TriQuint Semiconductor, Inc.*	1,614,087
		11,324,417
	Semiconductor Equipment—24.1%
176,705	Applied Materials, Inc.	3,060,532
63,795	ATMI, Inc.*	1,437,301
248,293	Entegris, Inc.*	1,571,695
75,899	KLA-Tencor Corp.	2,853,043
81,045	MKS Instruments, Inc.*	1,669,527
212,625	Photronics, Inc.*	903,656
138,965	Teradyne, Inc.*	1,302,102
74,762	Verigy Ltd. (Singapore)*	1,661,959
		14,459,815
	Wireless Equipment—6.6%
72,118	QUALCOMM, Inc.	3,991,010

Total Investments (Cost $72,505,538)(a)—100.1%	$60,162,781
Liabilities in excess of other assets—(0.1%)	(56,811)

Net Assets—100.0%	$60,105,970

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $72,877,336. The net unrealized depreciation was $12,714,555 which consisted of aggregate gross unrealized appreciation of $1,188,918 and aggregate gross unrealized depreciation of $13,903,473.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Applications Software—18.4%
91,619	Compuware Corp.*	$1,007,809
59,102	Intuit, Inc.*	1,615,258
60,438	Microsoft Corp.	1,554,465
29,981	Progress Software Corp.*	882,341
54,885	Quest Software, Inc.*	829,312
		5,889,185
	Computer Aided Design—10.0%
19,738	Ansys, Inc.*	905,579
41,584	Autodesk, Inc.*	1,326,115
49,712	Parametric Technology Corp.*	962,921
		3,194,615
	Computer Services—2.8%
36,756	Manhattan Associates, Inc.*	901,992

	Computers - Integrated Systems—5.5%
39,227	Jack Henry & Associates, Inc.	846,911
28,317	Micros Systems, Inc.*	897,082
		1,743,993
	Decision Support Software—2.4%
23,714	SPSS, Inc.*	783,748

	Electronic Design Automation—2.7%
35,431	Synopsys, Inc.*	851,053

	Electronic Forms—5.0%
38,847	Adobe Systems, Inc.*	1,606,323

	Enterprise Software/Services—25.0%
42,683	BMC Software, Inc.*	1,403,844
51,867	Informatica Corp.*	839,727
45,765	JDA Software Group, Inc.*	781,209
11,727	MicroStrategy, Inc., Class A*	708,780
131,865	Novell, Inc.*	734,488
74,939	Oracle Corp.*	1,613,436
29,157	Sybase, Inc.*	979,967
59,239	Tyler Technologies, Inc.*	946,639
		8,008,090

	Entertainment Software—5.7%
50,714	Activision Blizzard, Inc. (France)*	$1,824,690

	E- Services/Consulting—3.5%
53,076	Websense, Inc.*	1,107,696

	Finance - Other Services—2.3%
104,664	BGC Partners, Inc., Class A	743,114

	Internet Application Software—2.7%
58,387	eResearch Technology, Inc.*	850,115

	Internet Security—5.2%
78,767	Symantec Corp.*	1,659,621

	Medical Information System—5.8%
20,577	Cerner Corp.*	918,969
28,351	Quality Systems, Inc.	931,330
		1,850,299
	Transactional Software—3.1%
34,235	Solera Holdings, Inc.*	992,473

	Total Investments (Cost $32,395,396)(a)—100.1%	32,007,007
	Liabilities in excess of other assets—(0.1%)	(16,474)

	Net Assets—100.0%	$31,990,533

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $32,459,735. The net unrealized depreciation was $452,728 which consisted of aggregate gross unrealized appreciation of $2,326,309 and aggregate gross unrealized depreciation of $2,779,037.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Agricultural Chemicals—4.2%
5,198	Monsanto Co.	$619,134
1,411	Mosaic (The) Co.	179,493
		798,627
	Chemicals - Diversified—34.9%
4,944	Celanese Corp., Series A	190,492
72,313	Dow Chemical (The) Co.	2,408,747
47,482	E.I. du Pont de Nemours & Co.	2,080,186
1,935	FMC Corp.	143,906
14,716	Huntsman Corp.	198,666
5,855	Olin Corp.	174,128
10,716	PPG Industries, Inc.	649,818
3,531	Rockwood Holdings, Inc.*	134,708
7,162	Rohm & Haas Co.	537,150
1,862	Westlake Chemical Corp.	32,604
		6,550,405
	Chemicals - Specialty—10.7%
1,911	Albemarle Corp.	74,395
9,950	Ashland, Inc.	415,612
4,756	Cabot Corp.	127,603
18,249	Chemtura Corp.	118,983
2,128	Cytec Industries, Inc.	115,040
5,254	Eastman Chemical Co.	315,030
5,803	Ecolab, Inc.	259,394
5,582	Hercules, Inc.	111,919
3,244	International Flavors & Fragrances, Inc.	130,474
3,281	Lubrizol (The) Corp.	163,394
2,559	Sigma-Aldrich Corp.	155,434
1,001	Valhi, Inc.	22,883
		2,010,161
	Coal—4.5%
2,277	Arch Coal, Inc.	128,218
2,092	Consol Energy, Inc.	155,624
2,100	Foundation Coal Holdings, Inc.	124,740
2,330	Massey Energy Co.	173,003
3,888	Peabody Energy Corp.	263,022
		844,607
	Coatings/Paint—1.6%
8,114	RPM International, Inc.	166,337
6,602	Valspar (The) Corp.	143,065
		309,402

	Gold Mining—2.8%
10,888	Newmont Mining Corp.	$522,188

	Industrial Gases—8.0%
7,409	Air Products & Chemicals, Inc.	705,411
1,886	Airgas, Inc.	108,030
7,277	Praxair, Inc.	682,073
		1,495,514
	Metal - Aluminum—7.6%
42,144	Alcoa, Inc.	1,422,360

	Metal - Copper—0.9%
5,795	Southern Copper Corp.	160,985

	Metal - Diversified—2.7%
5,263	Freeport-McMoRan Copper & Gold, Inc.	509,195

	Metal Processors & Fabrication—1.8%
6,812	Commercial Metals Co.	203,338
8,061	Worthington Industries, Inc.	143,002
		346,340
	Non-Ferrous Metals—0.4%
14,962	USEC, Inc.*	78,102

	Office Supplies & Forms—1.5%
6,486	Avery Dennison Corp.	285,449

	Paper & Related Products—7.8%
14,208	AbitibiBowater, Inc.	119,773
32,161	Domtar Corp.*	183,318
42,050	International Paper Co.	1,165,626
		1,468,717
	Steel - Producers—10.2%
3,359	AK Steel Holding Corp.	213,297
1,409	Carpenter Technology Corp.	54,528
11,085	Nucor Corp.	634,284
2,621	Reliance Steel & Aluminum Co.	165,542
3,256	Steel Dynamics, Inc.	103,150
4,623	United States Steel Corp.	741,344
		1,912,145
	Steel - Specialty—0.5%
1,961	Allegheny Technologies, Inc.	92,736
	Total Common Stocks (Cost $19,698,836)	18,806,933

	Money Market Fund—1.1%
207,530	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $207,530)	207,530

Total Investments (Cost $19,906,366) (a) —101.2%	$19,014,463
Liabilities in excess of other assets—(1.2)%	(216,673)

Net Assets—100.0%	$18,797,790

* Non-income producing security.

(a	)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $19,914,343. The net unrealized depreciation was $899,880 which consisted of aggregate gross unrealized appreciation of $1,263,541 and aggregate gross unrealized depreciation of $2,163,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks — 100.0%
	Agriculture — 18.4%
7,951	Altria Group, Inc.	$161,803
1,971	Archer-Daniels-Midland Co.	56,430
403	Bunge Ltd.	39,865
405	Lorillard, Inc. *	27,180
7,951	Philip Morris International, Inc.	410,669
672	Reynolds American, Inc.	37,518
141	Universal Corp.	7,278
459	UST, Inc.	24,148
		764,891
	Apparel — 2.4%
411	Coach, Inc. *	10,485
892	Jones Apparel Group, Inc.	14,932
699	NIKE, Inc., Class B	41,017
669	Quiksilver, Inc. *	5,131
268	Timberland (The) Co., Class A *	3,843
343	V.F. Corp.	24,552
		99,960
	Auto Manufacturers — 9.8%
51,193	Ford Motor Co. *	245,726
14,713	General Motors Corp.	162,873
		408,599
	Auto Parts & Equipment — 5.2%
337	American Axle & Manufacturing Holdings, Inc.	1,982
1,233	ArvinMeritor, Inc.	17,028
394	Autoliv, Inc.	15,382
289	BorgWarner, Inc.	11,652
365	Cooper Tire & Rubber Co.	3,362
596	Exide Technologies *	9,417
1,217	Goodyear Tire & Rubber (The) Co. *	23,889
2,235	Johnson Controls, Inc.	67,407
1,014	Lear Corp. *	14,612
408	Tenneco, Inc. *	5,883
1,158	TRW Automotive Holdings Corp. *	21,481
5,550	Visteon Corp. *	15,818
152	WABCO Holdings, Inc.	6,864
		214,777
	Beverages — 14.8%
1,865	Anheuser-Busch Cos., Inc.	126,372
169	Brown-Forman Corp., Class B	12,161

3,913	Coca-Cola (The) Co.	$201,519
1,587	Coca-Cola Enterprises, Inc.	26,868
1,107	Constellation Brands, Inc., Class A *	23,823
469	Molson Coors Brewing Co., Class B	25,312
648	Pepsi Bottling Group (The), Inc.	18,047
360	PepsiAmericas, Inc.	8,521
2,592	PepsiCo, Inc.	172,524
		615,147
	Cosmetics/Personal Care — 13.7%
1,145	Alberto-Culver Co.	30,720
813	Avon Products, Inc.	34,471
776	Colgate-Palmolive Co.	57,634
465	Estee Lauder (The) Cos., Class A	20,507
6,512	Procter & Gamble (The) Co.	426,405
		569,737
	Distribution/Wholesale — 0.7%
747	Genuine Parts Co.	29,962

	Electrical Components & Equipment — 0.2%
121	Energizer Holdings, Inc. *	8,632

	Electronics — 0.1%
117	Garmin Ltd.	4,173

	Food — 18.0%
811	Campbell Soup Co.	29,504
325	Chiquita Brands International, Inc. *	4,989
2,723	ConAgra Foods, Inc.	59,035
217	Corn Products International, Inc.	10,093
501	Cosan Ltd., Class A (Brazil) *	6,568
1,497	Dean Foods Co. *	31,886
1,023	Del Monte Foods Co.	8,685
188	Fresh Del Monte Produce, Inc. *	3,963
1,131	General Mills, Inc.	72,825
1,035	H.J. Heinz Co.	52,143
666	Hershey (The) Co.	24,489
285	Hormel Foods Corp.	10,308
193	J.M. Smucker (The) Co.	9,407
723	Kellogg Co.	38,362
6,313	Kraft Foods, Inc., Class A	200,879
358	McCormick & Co., Inc.	14,356
409	Pilgrim’s Pride Corp.	4,986
4,856	Sara Lee Corp.	66,333
1	Seaboard Corp.	1,800
966	Smithfield Foods, Inc. *	20,750
3,445	Tyson Foods, Inc., Class A	51,331
329	Wm. Wrigley Jr. Co.	25,978
		748,670
	Hand/Machine Tools — 0.9%
230	Black & Decker (The) Corp.	13,805

182	Snap-On, Inc.	$10,245
282	Stanley Works (The)	12,543
		36,593
	Home Builders — 5.6%
1,633	Beazer Homes USA, Inc.	10,174
219	Brookfield Homes Corp.	2,882
1,414	Centex Corp.	20,758
2,950	D.R. Horton, Inc.	32,804
1,856	Hovnanian Enterprises, Inc., Class A *	13,048
928	KB Home	16,324
1,581	Lennar Corp., Class A	19,130
242	M.D.C. Holdings, Inc.	10,048
642	Meritage Homes Corp. *	11,588
32	NVR, Inc. *	17,674
2,694	Pulte Homes, Inc.	32,893
418	Ryland Group, Inc.	8,607
4,158	Standard-Pacific Corp.	13,888
162	Thor Industries, Inc.	3,178
816	Toll Brothers, Inc. *	16,393
1,918	WCI Communities, Inc. *	2,263
		231,652
	Home Furnishings — 1.1%
529	Furniture Brands International, Inc.	6,279
203	Harman International Industries, Inc.	8,358
427	Whirlpool Corp.	32,324
		46,961
	Household Products/Wares — 2.9%
396	Clorox (The) Co.	21,582
323	Jarden Corp. *	7,762
1,372	Kimberly-Clark Corp.	79,342
258	Scotts Miracle-Gro (The) Co., Class A	5,026
168	Tupperware Brands Corp.	6,552
		120,264
	Housewares — 0.5%
1,297	Newell Rubbermaid, Inc.	21,439

	Leisure Time — 1.1%
939	Brunswick Corp.	12,113
746	Harley-Davidson, Inc.	28,229
141	Polaris Industries, Inc.	6,035
		46,377
	Machinery – Diversified — 0.1%
426	Briggs & Stratton Corp.	5,768

	Miscellaneous Manufacturing — 1.4%
2,551	Eastman Kodak Co.	37,346

1,153	Leggett & Platt, Inc.	$22,484
		59,830
	Office Furnishings — 0.2%
221	HNI Corp.	4,785
452	Steelcase, Inc., Class A	4,502
		9,287
	Pharmaceuticals — 0.1%
182	NBTY, Inc. *	6,277

	Retail — 0.6%
693	Hanesbrands, Inc. *	14,858
776	Liz Claiborne, Inc.	10,142
		25,000
	Software — 0.7%
296	Activision Blizzard, Inc. *	10,650
426	Electronic Arts, Inc. *	18,395
		29,045
	Textiles — 0.5%
366	Mohawk Industries, Inc. *	21,583

	Toys/Games/Hobbies — 1.0%
398	Hasbro, Inc.	15,411
1,210	Mattel, Inc.	24,260
		39,671

	Total Common Stocks (Cost $5,034,123)	4,164,295

	Money Market Fund — 3.5%
146,143	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $146,143)	146,143

	Total Investments (Cost $5,180,266)(a) — 103.5%	4,310,438
	Liabilities in excess of other assets—(3.5%)	(146,807)

	Net Assets—100.0%	$4,163,631

* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $5,204,637. The net unrealized depreciation was $894,199 which consisted of aggregate gross unrealized appreciation of $77,459 and aggregate gross unrealized depreciation of $971,658.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.0%
	Advertising—1.4%
549	Clear Channel Outdoor Holdings, Inc., Class A*	$8,762
1,538	Interpublic Group of Cos., Inc.*	13,519
199	Lamar Advertising Co., Class A*	7,558
750	Omnicom Group, Inc.	32,018
		61,857
	Airlines—2.2%
271	Alaska Air Group, Inc.*	4,845
2,496	AMR Corp.*	22,539
813	Continental Airlines, Inc., Class B*	11,162
973	JetBlue Airways Corp.*	5,128
241	SkyWest, Inc.	3,668
2,043	Southwest Airlines Co.	31,851
1,383	UAL Corp.	11,493
338	US Airways Group, Inc.*	1,710
		92,396
	Apparel—0.2%
177	Polo Ralph Lauren Corp.	10,473

	Commercial Services—5.0%
156	Apollo Group, Inc., Class A*	9,717
1,986	Avis Budget Group, Inc.*	12,115
447	Career Education Corp.*	8,198
560	Dollar Thrifty Automotive Group*	1,758
1,083	H&R Block, Inc.	26,349
3,352	Hertz Global Holdings, Inc.*	28,593
185	Hillenbrand, Inc.	4,283
595	Live Nation, Inc.*	7,509
1,666	McKesson Corp.	93,279
712	Rent-A-Center, Inc.*	15,094
638	Service Corp. International	6,106
445	TravelCenters of America LLC*	1,179
		214,180
	Distribution/Wholesale—0.1%
218	Core-Mark Holding Co., Inc.*	5,936

	Entertainment—0.9%
359	International Game Technology	7,794
142	Penn National Gaming, Inc.*	4,051
1,219	Regal Entertainment Group, Class A	20,296
705	Warner Music Group Corp.	5,880
		38,021
	Food—7.1%
264	Great Atlantic & Pacific Tea Co., Inc.*	4,200
3,671	Kroger (The) Co.	103,817
160	Nash Finch Co.	6,315

154	Ruddick Corp.	$4,768
2,250	Safeway, Inc.	60,120
1,679	SUPERVALU, Inc.	43,016
2,311	Sysco Corp.	65,540
70	Weis Markets, Inc.	2,659
424	Whole Foods Market, Inc.	9,400
399	Winn-Dixie Stores, Inc.*	6,340
		306,175
	Household Products/Wares—0.1%
253	American Greetings Corp., Class A	3,749

	Internet—2.9%
171	Amazon.com, Inc.*	13,054
1,073	eBay, Inc.*	27,007
943	Expedia, Inc.*	18,455
1,664	IAC/InterActiveCorp*	29,053
2,786	Liberty Media Corp. Interactive, Series A*	39,088
		126,657
	Leisure Time—1.6%
1,504	Carnival Corp.	55,557
541	Royal Caribbean Cruises Ltd.	13,785
		69,342
	Lodging—1.4%
257	Boyd Gaming Corp.	2,565
31	Las Vegas Sands Corp.*	1,411
653	Marriott International, Inc., Class A	16,919
211	MGM MIRAGE*	6,123
478	Starwood Hotels & Resorts Worldwide, Inc.	16,391
857	Wyndham Worldwide Corp.	15,375
		58,784
	Media—22.6%
728	Belo Corp., Class A	4,943
1,186	Cablevision Systems Corp., Class A*	28,796
3,451	CBS Corp., Class B	56,458
10,012	Charter Communications, Inc., Class A*	11,414
5,693	Comcast Corp., Class A	117,390
2,630	Comcast Corp., Special Class A	54,020
1,242	DIRECTV Group (The), Inc.*	33,559
502	Discovery Holding Co., Class A*	9,980
751	DISH Network Corp., Class A*	22,094
76	E.W. Scripps Co., Class A	526
1,561	Gannett Co., Inc. (Germany)	28,285
91	Hearst-Argyle Television, Inc.	1,926
529	Lee Enterprises, Inc.	1,598
479	Liberty Global, Inc., Series A*	13,810
446	Liberty Global, Inc., Series C*	12,220
1,061	Liberty Media Corp. - Entertainment, Class A*	26,122
265	Liberty Media Corp. Capital, Series A*	4,118
976	McClatchy Co., Class A	4,168
773	McGraw-Hill (The) Cos., Inc.	31,438
85	Meredith Corp.	2,173
676	New York Times (The) Co., Class A	8,511
6,217	News Corp., Class A	87,846
1,307	News Corp., Class B	19,095

803	R.H. Donnelley Corp.*	$1,245
153	Scholastic Corp.	3,946
229	Scripps Networks Interactive, Inc., Class A	9,284
707	Time Warner Cable, Inc., Class A*	20,100
13,624	Time Warner, Inc.	195,095
918	Viacom, Inc., Class B*	25,640
4,347	Walt Disney (The) Co.	131,930
7	Washington Post (The) Co., Class B	4,328
		972,058
	Pharmaceuticals—4.2%
1,529	AmerisourceBergen Corp.	64,019
1,779	Cardinal Health, Inc.	95,586
645	Omnicare, Inc.	18,989
		178,594
	Retail—49.2%
124	Abercrombie & Fitch Co., Class A	6,847
121	Advance Auto Parts, Inc.	4,972
267	American Eagle Outfitters, Inc.	3,738
283	AnnTaylor Stores Corp.*	6,382
540	Asbury Automotive Group, Inc.	5,351
1,884	AutoNation, Inc.*	19,443
116	AutoZone, Inc.*	15,114
221	Barnes & Noble, Inc.	5,229
691	Bed Bath & Beyond, Inc.*	19,231
1,299	Best Buy Co., Inc.	51,596
600	Big Lots, Inc.*	18,276
426	BJ’s Wholesale Club, Inc.*	15,988
4,068	Blockbuster, Inc., Class A*	11,350
2,346	Blockbuster, Inc., Class B*	5,255
856	Borders Group, Inc.	4,194
474	Brinker International, Inc.	8,717
243	Burger King Holdings, Inc.	6,520
650	CarMax, Inc.*	8,710
211	Casey’s General Stores, Inc.	5,191
1,241	Charming Shoppes, Inc.*	6,763
576	Chico’s FAS, Inc.*	3,208
3,704	Circuit City Stores, Inc.	7,482
435	Collective Brands, Inc.*	5,603
1,424	Costco Wholesale Corp.	89,256
1,644	CVS Caremark Corp.	60,006
421	Darden Restaurants, Inc.	13,712
155	Dick’s Sporting Goods, Inc.*	2,720
981	Dillard’s, Inc., Class A	9,918
380	Dollar Tree, Inc.*	14,250
722	Family Dollar Stores, Inc.	16,823
1,144	Foot Locker, Inc.	17,229
204	GameStop Corp., Class A*	8,264
1,539	Gap (The), Inc.	24,809
308	Group 1 Automotive, Inc.	6,052
8,046	Home Depot (The), Inc.	191,735
931	J. C. Penney Co., Inc.	28,703
224	Jack in the Box, Inc.*	4,834
927	Kohl’s Corp.*	38,851
2,292	Limited Brands, Inc.	37,795
165	Longs Drug Stores Corp.	7,714
4,160	Lowe’s Cos., Inc.	84,531

2,413	Macy’s, Inc.	$45,389
1,867	McDonald’s Corp.	111,628
468	Nordstrom, Inc.	13,450
2,715	Office Depot, Inc.*	18,462
841	OfficeMax, Inc.	10,731
501	O’Reilly Automotive, Inc.*	12,796
274	Pantry (The), Inc.*	4,381
392	Penske Automotive Group, Inc.	5,214
358	PetSmart, Inc.	8,130
632	RadioShack Corp.	10,542
223	Regis Corp.	6,242
9,255	Rite Aid Corp.*	11,846
351	Ross Stores, Inc.	13,324
1,443	Saks, Inc.*	14,704
623	Sears Holdings Corp.*	50,463
585	Sonic Automotive, Inc., Class A	5,891
1,576	Staples, Inc.	35,460
1,264	Starbucks Corp.*	18,568
276	Talbots (The), Inc.	3,867
2,241	Target Corp.	101,360
243	Tiffany & Co.	9,183
962	TJX (The) Cos., Inc.	32,429
2,517	Walgreen Co.	86,434
9,250	Wal-Mart Stores, Inc.	542,234
403	Wendy’s International, Inc.	9,249
338	Williams-Sonoma, Inc.	5,895
664	Yum! Brands, Inc.	23,784
312	Zale Corp.*	6,901
		2,120,919
	Trucking & Leasing—0.1%
109	AMERCO, Inc.*	5,021

	Total Common Stocks
	(Cost $5,489,835)	4,264,162

	Money Market Fund—1.6%
69,658	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $69,658)	69,658

	Total Investments (Cost $5,559,493)(a)—100.6%	4,333,820
	Liabilities in excess of other assets—(0.6%)	(26,146)

	Net Assets—100.0%	$4,307,674

* Non-income producing security.

(a)

   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $5,561,755. The net unrealized depreciation was $1,227,935 which consisted of aggregate gross unrealized appreciation of $119,278 and aggregate gross unrealized depreciation of $1,347,213.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Electric - Integrated—0.7%
4,329	OGE Energy Corp.	$141,645

	Oil - Field Services—11.0%
4,067	Baker Hughes, Inc.	337,195
5,437	BJ Services Co.	159,848
12,797	Halliburton Co.	573,562
1,673	Helix Energy Solutions Group, Inc.*	53,419
7,534	Schlumberger Ltd.	765,453
535	SEACOR Holdings, Inc.*	44,763
1,941	Smith International, Inc.	144,372
6,838	Weatherford International Ltd.*	257,998
		2,336,610
	Oil & Gas Drilling—5.0%
445	Diamond Offshore Drilling, Inc.	53,089
1,558	ENSCO International, Inc.	107,720
1,492	Helmerich & Payne, Inc.	88,222
5,477	Nabors Industries, Ltd. (Bermuda)*	199,691
1,963	Noble Corp.	101,821
3,024	Patterson-UTI Energy, Inc.	85,942
3,251	Pride International, Inc.*	126,009
1,495	Rowan Cos., Inc.	59,501
1,360	Transocean, Inc.*	185,001
997	Unit Corp.*	67,347
		1,074,343
	Oil Components - Exploration & Production—20.4%
9,206	Anadarko Petroleum Corp.	533,119
4,601	Apache Corp.	516,094
7,571	Chesapeake Energy Corp.	379,686
1,513	Cimarex Energy Co.	78,842
1,616	Denbury Resources, Inc.*	45,474
6,699	Devon Energy Corp.	635,668
1,829	EOG Resources, Inc.	183,869
1,594	Forest Oil Corp.*	90,906
2,742	Newfield Exploration Co.*	134,303
1,849	Noble Energy, Inc.	136,586
11,720	Occidental Petroleum Corp.	923,889
3,136	PetroHawk Energy Corp.*	104,492
2,403	Pioneer Natural Resources Co.	142,858
1,056	Plains Exploration & Production Co.*	59,104
1,646	Southwestern Energy Co.*	59,766
1,057	Stone Energy Corp.*	53,928
753	Whiting Petroleum Corp.*	70,534
3,891	XTO Energy, Inc.	183,772
		4,332,890

	Oil Components - Integrated—54.2%
37,649	Chevron Corp.	$3,183,599
26,032	ConocoPhillips	2,124,732
56,522	Exxon Mobil Corp.	4,546,064
4,155	Hess Corp.	421,317
20,434	Marathon Oil Corp.	1,010,870
2,905	Murphy Oil Corp.	231,616
		11,518,198
	Oil Field Machine & Equipment—2.1%
2,024	Cameron International Corp.*	96,666
1,201	FMC Technologies, Inc.*	74,198
3,431	National Oilwell Varco, Inc.*	269,780
		440,644
	Oil Refining & Marketing—4.7%
954	Alon USA Energy, Inc.	8,185
1,303	CVR Energy, Inc.*	20,653
1,311	Frontier Oil Corp.	23,926
6,058	Sunoco, Inc.	246,015
5,598	Tesoro Corp.	86,433
18,457	Valero Energy Corp.	616,648
		1,001,860
	Pipelines—1.5%
18,157	El Paso Corp.	325,555

	Transportation - Marine—0.3%
1,089	Tidewater, Inc.	65,275

	Total Common Stocks (Cost $20,971,041)	21,237,020

	Money Market Fund—0.7%
146,273	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $146,273)	146,273

	Total Investments (Cost $21,117,314)(a)—100.6%	21,383,293
	Liabilities in excess of other assets—(0.6%)	(130,901)

	Net Assets—100.0%	$21,252,392

*Non-income producing security.

(

a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $21,117,519. The net unrealized appreciation was $265,774 which consisted of aggregate gross unrealized appreciation of $1,605,207 and aggregate gross unrealized depreciation of $1,339,433.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Financial Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Commercial Banks - Central U.S.—0.8%
1,501	Associated Banc-Corp	$25,052
111	BOK Financial Corp.	4,440
2,032	Citizens Republic Bancorp, Inc.	6,807
579	Commerce Bancshares, Inc.	25,262
403	Cullen/Frost Bankers, Inc.	21,254
1,210	FirstMerit Corp.	23,813
3,554	Marshall & Ilsley Corp.	54,020
1,604	TCF Financial Corp.	20,451
		181,099
	Commercial Banks - Eastern U.S.—0.6%
2,061	Fulton Financial Corp.	21,723
1,021	M&T Bank Corp.	71,858
1,284	Valley National Bancorp	25,346
834	Webster Financial Corp.	16,563
		135,490
	Commercial Banks - Southern U.S.—2.3%
822	BancorpSouth, Inc.	17,509
7,166	BB&T Corp.	200,790
3,106	Colonial BancGroup (The), Inc.	20,686
5,255	First Horizon National Corp.	49,397
5,534	Popular, Inc.	38,019
9,622	Regions Financial Corp.	91,216
1,285	South Financial Group (The), Inc.	7,749
6,164	Synovus Financial Corp.	58,620
779	Trustmark Corp.	14,069
693	Whitney Holding Corp.	14,248
		512,303
	Commercial Banks - Western U.S.—0.5%
382	Bank of Hawaii Corp.	19,249
474	City National Corp.	23,288
667	UnionBanCal Corp.	35,831
1,248	Zions Bancorp	36,529
		114,897
	Commercial Service - Finance—0.4%
500	Equifax, Inc.	17,545
158	Mastercard, Inc., Class A	38,576
688	Moody’s Corp.	23,949
		80,070

	Fiduciary Banks—1.7%
4,680	Bank of New York Mellon (The) Corp.	$166,139
1,021	Northern Trust Corp.	79,812
1,628	State Street Corp.	116,630
710	Wilmington Trust Corp.	16,735
		379,316
	Finance - Auto Loans—0.1%
2,878	AmeriCredit Corp. *	25,240

	Finance - Commercial—0.3%
7,415	CIT Group, Inc.	62,879

	Finance - Consumer Loans—0.5%
682	Nelnet, Inc., Class A	7,352
5,313	SLM Corp. *	91,012
53	Student Loan Corp.	5,773
		104,137
	Finance - Credit Card—1.9%
8,027	American Express Co.	297,963
744	CompuCredit Corp. *	4,910
7,576	Discover Financial Services	110,988
		413,861
	Finance - Investment Banker—24.9%
3,681	Charles Schwab (The) Corp.	84,258
111,581	Citigroup, Inc.	2,085,449
15,418	E*TRADE Financial Corp. *	46,562
10,713	Friedman Billings Ramsey Group, Inc., Class A.	18,533
2,801	Goldman Sachs Group (The), Inc.	515,496
958	Interactive Brokers Group, Inc., Class A *	26,881
1,017	Jefferies Group, Inc.	19,313
39,274	JPMorgan Chase & Co.	1,595,703
6,979	Lehman Brothers Holdings, Inc. (@)	121,016
11,543	Merrill Lynch & Co., Inc.	307,621
15,076	Morgan Stanley	595,200
1,080	Raymond James Financial, Inc.	31,212
2,441	TD Ameritrade Holding Corp. *	48,600
		5,495,844
	Finance - Mortgage Loan/Banker—1.9%
24,690	Fannie Mae	283,935
17,950	Freddie Mac	146,652
		430,587
	Finance - Other Services—0.3%
47	CME Group, Inc.	16,926
1,407	MF Global Ltd. *	9,131
714	Nasdaq OMX (The) Group, Inc. *	19,829
93	Nymex Holdings, Inc.	7,624
321	NYSE Euronext	15,164
		68,674

	Financial Guarantee Insurance—0.6%
14,687	AMBAC Financial Group, Inc.	$37,011
7,377	MBIA, Inc.	43,746
4,358	MGIC Investment Corp.	27,891
4,054	PMI Group (The), Inc.	10,176
4,806	Radian Group, Inc.	8,362
		127,186
	Forestry—0.3%
1,447	Plum Creek Timber Co., Inc.	70,498

	Insurance Brokers—1.5%
2,341	AON Corp.	107,218
912	Arthur J. Gallagher & Co.	23,192
159	Erie Indemnity Co., Class A	6,948
6,081	Marsh & McLennan Cos., Inc.	171,789
800	Willis Group Holdings Ltd.	25,016
		334,163
	Investment Companies—0.5%
3,065	Allied Capital Corp.	42,144
1,790	American Capital Ltd.	36,373
1,540	Apollo Investment Corp.	24,532
		103,049
	Investment Mangement/Advisory Service—1.4%
1,773	Ameriprise Financial, Inc.	75,353
334	Federated Investors, Inc., Class B	10,975
814	Franklin Resources, Inc.	81,896
845	Janus Capital Group, Inc.	25,637
894	Legg Mason, Inc.	36,073
1,683	Och-Ziff Capital Management Group LLC, Class A	27,500
790	T. Rowe Price Group, Inc.	47,282
		304,716
	Life/Health Insurance—4.3%
2,126	Aflac, Inc.	118,227
4,880	Conseco, Inc. *	40,894
2,501	Lincoln National Corp.	119,298
1,539	Nationwide Financial Services, Inc., Class A	71,333
2,046	Phoenix (The) Cos., Inc.	19,908
1,959	Principal Financial Group, Inc.	83,277
869	Protective Life Corp.	31,249
4,119	Prudential Financial, Inc.	284,086
279	Reinsurance Group of America, Inc.	13,866
440	StanCorp Financial Group, Inc.	21,732
790	Torchmark Corp.	45,860
3,980	Unum Group	96,157
		945,887
	Multi-line Insurance—11.2%
2,855	ACE Ltd.	144,749
7,595	Allstate (The) Corp.	351,040
776	American Financial Group, Inc.	22,481

30,550	American International Group, Inc.	$795,827
101	American National Insurance	9,545
909	Assurant, Inc.	54,649
2,159	Cincinnati Financial Corp.	60,107
371	CNA Financial Corp.	9,902
6,300	Genworth Financial, Inc., Class A	100,611
455	Hanover Insurance Group (The), Inc.	19,529
4,045	Hartford Financial Services Group (The), Inc.	256,412
910	HCC Insurance Holdings, Inc.	20,612
3,636	Loews Corp.	162,020
6,374	MetLife, Inc.	323,607
4,674	Old Republic International Corp.	49,077
859	Unitrin, Inc.	23,700
3,330	XL Capital Ltd., Class A	59,574
		2,463,442
	Paper & Related Products—0.3%
642	Potlatch Corp.	29,898
640	Rayonier, Inc.	29,901
		59,799
	Property/Casualty Insurances—4.8%
47	Alleghany Corp. *	14,818
410	Arch Capital Group Ltd. *	28,589
3,361	Chubb (The) Corp.	161,461
7,357	Fidelity National Title Group, Inc., Class A	98,290
1,669	First American (The) Corp.	42,059
609	LandAmerica Financial Group, Inc.	6,997
67	Markel Corp. *	24,321
350	Mercury General Corp.	17,679
1,266	OneBeacon Insurance Group Ltd.	22,915
456	Philadelphia Consolidated Holding Corp. *	26,653
5,970	Progressive (The) Corp.	120,893
1,442	SAFECO Corp.	95,403
648	Selective Insurance Group, Inc.	13,997
375	Stewart Information Services Corp.	6,548
6,843	Travelers (The) Cos., Inc.	301,912
1,405	W.R. Berkley Corp.	33,186
9	Wesco Financial Corp.	3,330
95	White Mountains Insurance Group Ltd.	41,468
		1,060,519
	Real Estate Management/Services—0.0%
818	CB Richard Ellis Group, Inc., Class A *	11,493

	Reinsurance—4.8%
726	Allied World Assurance Holdings Ltd. (Bermuda)	30,209
616	Aspen Insurance Holdings Ltd. (Bermuda)	15,640
1,089	Axis Capital Holdings Ltd. (Bermuda)	34,500
207	Berkshire Hathaway, Inc., Class B *	792,602
579	Endurance Specialty Holdings Ltd. (Bermuda)	17,717
485	Everest Re Group Ltd.	39,673
484	IPC Holdings Ltd.	15,536
1,554	Montpelier Re Holdings Ltd. (Bermuda)	24,398
237	Odyssey Re Holdings Corp.	9,260
553	PartnerRe Ltd.	38,887
385	Platinum Underwriters Holdings Ltd. (Bermuda)	13,899
487	RenaissanceRe Holdings Ltd. (Bermuda)	24,774
197	Transatlantic Holdings, Inc.	11,414
		1,068,509

	REIT - Apartments—1.5%
1,448	Apartment Investment & Management Co., Class A	$49,478
484	AvalonBay Communities, Inc.	48,260
449	BRE Properties, Inc.	21,947
567	Camden Property Trust	27,885
2,774	Equity Residential	119,754
348	Home Properties, Inc.	19,147
404	Post Properties, Inc.	12,843
1,235	UDR, Inc.	31,542
		330,856
	REIT - Diversified—1.4%
2,015	CapitalSource, Inc.	23,414
848	Colonial Properties Trust	16,926
908	Cousins Properties, Inc.	19,949
2,327	Duke Realty Corp.	57,547
3,126	iStar Financial, Inc.	25,664
1,430	Liberty Property Trust	52,052
1,197	Vornado Realty Trust	113,799
		309,351
	REIT - Health Care—0.9%
1,834	HCP, Inc.	66,153
745	Health Care REIT, Inc.	37,153
893	Healthcare Realty Trust, Inc.	25,906
701	Nationwide Health Properties, Inc.	26,014
1,108	Senior Housing Properties Trust	23,323
537	Ventas, Inc.	24,090
		202,639
	REIT - Hotels—0.3%
1,055	Hospitality Properties Trust	22,472
3,503	Host Hotels & Resorts, Inc.	45,924
		68,396
	REIT - Mortgage—0.3%
2,187	Annaly Capital Management, Inc.	32,958
470	Gramercy Capital Corp.	3,177
1,588	Newcastle Investment Corp.	9,655
829	Redwood Trust, Inc.	18,097
		63,887
	REIT - Office Property—1.2%
162	Alexandria Real Estate Equities, Inc.	16,728
1,028	Boston Properties, Inc.	98,884
1,423	Brandywine Realty Trust	22,839
705	Highwoods Properties, Inc.	25,733
4,933	HRPT Properties Trust	34,580
917	Mack-Cali Realty Corp.	35,194
257	SL Green Realty Corp.	21,418
		255,376

	REIT - Regional Malls—1.0%
1,109	CBL & Associates Properties, Inc.	$21,537
1,613	General Growth Properties, Inc.	44,212
497	Macerich (The) Co.	27,499
605	Pennsylvania REIT	11,144
1,146	Simon Property Group, Inc.	106,154
		210,546
	REIT - Shopping Centers—0.8%
966	Developers Diversified Realty Corp.	30,873
414	Equity One, Inc.	7,994
316	Federal Realty Investment Trust	22,945
1,674	Kimco Realty Corp.	59,076
502	Regency Centers Corp.	29,869
867	Weingarten Realty Investors	26,435
		177,192
	REIT - Single Tenant—0.1%
930	Realty Income Corp.	23,427

	REIT - Storage—0.2%
651	Public Storage, Inc.	53,310

	REIT - Warehouse/Industry—0.6%
689	AMB Property Corp.	33,733
692	First Industrial Realty Trust, Inc.	17,155
1,494	ProLogis	73,027
		123,915
	S&L/Thrifts - Central U.S.—0.0%
1,237	Flagstar Bancorp, Inc.	5,492
531	TFS Financial Corp.	6,048
		11,540
	S&L/Thrifts - Eastern U.S.—1.1%
968	Astoria Financial Corp.	21,654
2,818	Hudson City Bancorp, Inc.	51,457
3,619	New York Community Bancorp, Inc.	60,148
1,075	People’s United Financial, Inc.	18,254
9,326	Sovereign Bancorp, Inc.	88,783
		240,296
	S&L/Thrifts - Western U.S.—1.1%
492	Downey Financial Corp.	1,038
874	Washington Federal, Inc.	16,256
43,689	Washington Mutual, Inc.	232,863
		250,157
	Super - Regional Banks – U.S.—23.3%
60,194	Bank of America Corp.	1,980,383
4,647	Capital One Financial Corp.	194,523

2,926	Comerica, Inc.	$84,035
10,250	Fifth Third Bancorp	143,193
5,112	Huntington Bancshares, Inc.	35,886
9,033	KeyCorp	95,298
21,493	National City Corp.	101,662
3,121	PNC Financial Services Group, Inc.	222,496
4,421	SunTrust Banks, Inc.	181,526
16,880	U.S. Bancorp	516,697
32,866	Wachovia Corp.	567,596
33,549	Wells Fargo & Co.	1,015,528
		5,138,823
	Total Common Stocks and Other Equity Interests (Cost $29,911,792)	22,013,369

	Money Market Fund—1.4%
314,743	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $314,743)	314,743

	Total Investments (Cost $30,226,535)(a)—101.1%	22,328,112
	Liabilities in excess of other assets—(1.1%)	(251,237)

	Net Assets—100.0%	$22,076,875

REIT Real Estate Investment Trust
* Non-income producing security.

(@) On September 15, 2008, subsequent to period end, the issuer declared bankruptcy.

(a)           At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $30,454,353.  The net unrealized depreciation was $8,126,241 which consisted of aggregate gross unrealized appreciation of $229,511 and aggregate gross unrealized depreciation of $8,355,752.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Biotechnology—8.5%
10,412	Amgen, Inc. *	$652,103
1,897	Biogen Idec, Inc. *	132,335
544	Celgene Corp. *	41,067
544	Charles River Laboratories International, Inc. *	36,154
1,226	Genentech, Inc. *	116,777
1,501	Genzyme Corp. *	115,052
1,351	Gilead Sciences, Inc. *	72,927
818	Invitrogen Corp. *	36,278
		1,202,693
	Distribution/Wholesale—0.3%
855	Owens & Minor, Inc.	39,262

	Electronics—1.7%
1,135	Applied Biosystems, Inc.	41,916
3,265	Thermo Fisher Scientific, Inc. *	197,597
		239,513
	Healthcare - Products—26.7%
297	Alcon, Inc. (Switzerland)	51,212
4,232	Baxter International, Inc.	290,358
633	Beckman Coulter, Inc.	45,791
1,654	Becton, Dickinson & Co.	140,441
21,995	Boston Scientific Corp. *	261,521
481	C.R. Bard, Inc.	44,656
4,390	Covidien Ltd.	216,164
845	DENTSPLY International, Inc.	34,011
933	Henry Schein, Inc. *	49,971
925	Hill-Rom Holdings, Inc.	25,983
27,842	Johnson & Johnson	1,906,341
7,108	Medtronic, Inc.	375,516
1,142	Patterson Cos., Inc. *	35,665
1,802	St. Jude Medical, Inc. *	83,937
1,163	Stryker Corp.	74,653
606	Varian Medical Systems, Inc. *	36,360
1,452	Zimmer Holdings, Inc. *	100,057
		3,772,637
	Healthcare - Services—14.5%
4,111	Aetna, Inc.	168,592
762	AMERIGROUP Corp. *	19,355
1,266	Apria Healthcare Group, Inc. *	24,320
565	Brookdale Senior Living, Inc.	8,622
4,690	CIGNA Corp.	173,624
1,999	Community Health Systems, Inc. *	65,927

304	Covance, Inc. *	$27,907
1,804	Coventry Health Care, Inc. *	63,807
1,168	DaVita, Inc. *	65,233
11,796	Health Management Associates, Inc., Class A *	72,545
2,515	Health Net, Inc. *	70,319
2,212	Humana, Inc. *	97,129
1,551	Kindred Healthcare, Inc. *	41,830
919	Laboratory Corp. of America Holdings *	62,106
1,373	LifePoint Hospitals, Inc. *	39,309
1,060	Lincare Holdings, Inc. *	34,153
689	Magellan Health Services, Inc. *	28,766
1,496	Quest Diagnostics, Inc.	79,527
25,505	Tenet Healthcare Corp. *	147,674
10,748	UnitedHealth Group, Inc.	301,805
847	Universal Health Services, Inc., Class B	51,345
7,652	WellPoint, Inc. *	401,348
		2,045,243
	Pharmaceuticals—48.3%
12,572	Abbott Laboratories	708,306
1,008	Allergan, Inc.	52,345
682	Barr Pharmaceuticals, Inc. *	44,998
27,281	Bristol-Myers Squibb Co.	576,175
544	Cephalon, Inc. *	39,799
11,448	Eli Lilly & Co.	539,315
2,416	Express Scripts, Inc. *	170,425
2,240	Forest Laboratories, Inc. *	79,542
1,305	Hospira, Inc. *	49,799
5,893	King Pharmaceuticals, Inc. *	67,828
8,257	Medco Health Solutions, Inc. *	409,382
28,749	Merck & Co., Inc.	945,842
2,976	Mylan, Inc. *	38,599
125,641	Pfizer, Inc.	2,345,718
11,983	Schering-Plough Corp.	252,602
727	Warner Chilcott Ltd., Class A *	12,294
1,671	Watson Pharmaceuticals, Inc. *	48,309
11,216	Wyeth	454,472
		6,835,750
	Total Common Stocks
	(Cost $15,567,817)	14,135,098

	Money Market Fund—0.5%
70,313	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $70,313)	70,313

	Total Investments
	(Cost $15,638,130)(a)—100.5%	14,205,411
	Liabilities in excess of other assets—(0.5%)	(71,170)

	Net Assets—100.0%	$14,134,241

* Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $15,674,491. The net unrealized depreciation was $1,469,080 which consisted of aggregate gross unrealized appreciation of $846,459 and aggregate gross unrealized depreciation of $2,315,539.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—13.1%
195	Alliant Techsystems, Inc. *	$19,303
3,575	Boeing Co.	218,468
236	DRS Technologies, Inc.	18,597
1,903	General Dynamics Corp.	169,633
700	Goodrich Corp.	34,398
550	L-3 Communications Holdings, Inc.	54,280
1,919	Lockheed Martin Corp.	200,209
2,950	Northrop Grumman Corp.	198,801
2,523	Raytheon Co.	143,634
581	Rockwell Collins, Inc.	28,870
578	Spirit Aerosystems Holdings, Inc., Class A *	12,519
4,615	United Technologies Corp.	295,268
		1,393,980
	Auto Manufacturers—1.2%
546	Oshkosh Truck Corp.	9,850
2,913	PACCAR, Inc.	122,521
		132,371
	Building Materials—2.3%
329	Armstrong World Industries, Inc.	11,091
386	Lennox International, Inc.	13,780
2,355	Louisiana-Pacific Corp.	19,923
184	Martin Marietta Materials, Inc.	19,314
5,786	Masco Corp.	95,411
2,257	Owens Corning, Inc. *	58,705
826	USG Corp. *	23,706
		241,930
	Chemicals—0.4%
857	Sherwin-Williams (The) Co.	45,635

	Commercial Services—6.3%
2,671	Accenture Ltd., Class A (Bermuda)	111,541
240	Alliance Data Systems Corp. *	15,396
2,908	Automatic Data Processing, Inc.	124,202
238	ChoicePoint, Inc. *	11,388
1,634	Convergys Corp. *	20,752
582	Corrections Corp. of America *	16,313
896	Deluxe Corp.	12,813
500	Hewitt Associates, Inc., Class A *	18,425
839	Iron Mountain, Inc. *	24,331
908	Kelly Services, Inc., Class A	16,716
517	Lender Processing Services, Inc.	17,242
930	Manpower, Inc.	44,640
1,383	Paychex, Inc.	45,528
2,264	PHH Corp. *	35,069

2,149	R.R. Donnelley & Sons Co.	$57,378
681	Robert Half International, Inc.	17,222
779	Total System Services, Inc.	15,253
1,433	United Rentals, Inc. *	23,186
1,395	Western Union (The) Co.	38,558
		665,953
	Computers—0.4%
843	Affiliated Computer Services, Inc., Class A *	40,633

	Distribution/Wholesale—1.0%
2,869	BlueLinx Holdings, Inc.	13,628
348	Fastenal Co.	17,003
383	United Stationers, Inc. *	14,680
488	W.W. Grainger, Inc.	43,681
520	WESCO International, Inc. *	19,578
		108,570
	Electric—0.4%
1,377	MDU Resources Group, Inc.	43,940

	Electrical Components & Equipment—2.4%
297	AMETEK, Inc.	14,214
4,107	Emerson Electric Co.	200,012
459	Hubbell, Inc., Class B	19,351
504	Molex, Inc.	12,363
413	Molex, Inc., Class A	9,544
		255,484
	Electronics—5.4%
1,151	Agilent Technologies, Inc. *	41,505
360	Amphenol Corp., Class A	17,161
1,854	Arrow Electronics, Inc. *	59,736
2,024	Avnet, Inc. *	55,174
474	AVX Corp.	4,773
829	Benchmark Electronics, Inc. *	12,137
10,014	Flextronics International Ltd. (Singapore) *	89,425
3,067	Jabil Circuit, Inc.	49,869
124	Mettler Toledo International, Inc. *	13,331
705	PerkinElmer, Inc.	20,516
31,287	Sanmina-SCI Corp. *	55,378
373	Thomas & Betts Corp. *	15,435
3,363	Tyco Electronics Ltd.	111,449
3,383	Vishay Intertechnology, Inc. *	30,346
		576,235
	Energy - Alternate Sources—0.1%
340	Covanta Holding Corp. *	9,568

	Engineering & Construction—2.5%
843	Aecom Technology Corp. *	24,000
940	EMCOR Group, Inc. *	28,313
690	Fluor Corp.	56,132
207	Foster Wheeler Ltd. *	11,751
388	Granite Construction, Inc.	12,272
471	Jacobs Engineering Group, Inc. *	36,427
1,466	KBR, Inc.	41,781

243	McDermott International, Inc. *	$11,584
361	Shaw Group (The), Inc. *	20,866
638	URS Corp. *	26,745
		269,871
	Environmental Control—2.8%
7,622	Allied Waste Industries, Inc. *	92,226
1,214	Nalco Holding Co.	28,529
904	Republic Services, Inc.	29,380
4,000	Waste Management, Inc.	142,160
		292,295
	Forest Products & Paper—2.0%
2,351	MeadWestvaco Corp.	63,030
2,886	Weyerhaeuser Co.	154,286
		217,316
	Hand/Machine Tools—0.3%
610	Kennametal, Inc.	18,154
192	Lincoln Electric Holdings, Inc.	15,427
		33,581
	Household Products/Wares—0.6%
1,179	Fortune Brands, Inc.	67,568

	Machinery - Construction & Mining—2.4%
3,146	Caterpillar, Inc.	218,709
203	Joy Global, Inc.	14,661
493	Terex Corp. *	23,334
		256,704
	Machinery - Diversified—2.9%
456	AGCO Corp. *	27,292
993	Cummins, Inc.	65,876
1,681	Deere & Co.	117,938
180	Flowserve Corp.	24,001
177	NACCO Industries, Inc., Class A	17,877
837	Rockwell Automation, Inc.	37,255
256	Roper Industries, Inc.	15,662
		305,901
	Metal Fabricate/Hardware—0.8%
515	Mueller Industries, Inc.	13,220
385	Mueller Water Products, Inc., Class A	3,504
1,140	Mueller Water Products, Inc., Class B	9,975
275	Precision Castparts Corp.	25,693
937	Timken (The) Co.	30,940
		83,332
	Mining—0.3%
552	Vulcan Materials Co.	35,433

	Miscellaneous Manufacturing—32.9%
3,765	3M Co.	$265,018
315	Acuity Brands, Inc.	12,871
336	AptarGroup, Inc.	13,003
234	Brink’s (The) Co.	16,137
433	Carlisle Cos., Inc.	13,245
1,058	Cooper Industries Ltd., Class A	44,616
361	Crane Co.	12,816
663	Danaher Corp.	52,808
1,241	Dover Corp.	61,591
1,098	Eaton Corp.	78,002
66,881	General Electric Co.	1,892,063
409	Harsco Corp.	22,127
3,955	Honeywell International, Inc.	201,072
2,713	Illinois Tool Works, Inc.	127,104
2,268	Ingersoll-Rand Co. Ltd., Class A	81,648
858	ITT Corp.	57,452
496	Pall Corp.	20,048
1,048	Parker Hannifin Corp.	64,641
738	Pentair, Inc.	25,550
314	SPX Corp.	39,809
355	Teleflex, Inc.	21,769
1,405	Textron, Inc.	61,075
564	Trinity Industries, Inc.	21,229
6,578	Tyco International Ltd. (Bermuda)	293,116
		3,498,810
	Packaging & Containers—3.2%
699	Ball Corp.	31,161
1,124	Bemis Co., Inc.	31,652
1,487	Crown Holdings, Inc. *	41,681
2,323	Graphic Packaging Holding Co. *	5,227
173	Greif, Inc., Class A	10,525
16	Greif, Inc., Class B	864
658	Owens-Illinois, Inc. *	27,794
614	Packaging Corp. of America	15,669
1,025	Pactiv Corp. *	24,713
1,153	Sealed Air Corp.	25,020
213	Silgan Holdings, Inc.	11,251
4,650	Smurfit-Stone Container Corp. *	26,552
1,042	Sonoco Products Co.	33,990
3,045	Temple-Inland, Inc.	49,480
		335,579
	Retail—0.3%
328	MSC Industrial Direct Co., Class A	15,646
583	World Fuel Services Corp.	14,050
		29,696
	Software—1.0%
915	Broadridge Financial Solutions, Inc.	18,941
1,035	Fidelity National Information Services, Inc.	19,613
789	Fiserv, Inc. *	37,730
605	IMS Health, Inc.	12,645

936	Metavante Technologies, Inc. *	$20,835
		109,764
	Telecommunications—0.2%
296	Anixter International, Inc. *	20,137

	Textiles—0.2%
819	Cintas Corp.	23,292

	Transportation—14.4%
335	Alexander & Baldwin, Inc.	14,536
1,680	Burlington Northern Santa Fe Corp.	174,939
508	C.H. Robinson Worldwide, Inc.	24,486
502	Con-way, Inc.	25,381
1,964	CSX Corp.	132,727
514	Expeditors International of Washington, Inc.	18,252
2,218	FedEx Corp.	174,867
428	General Maritime Corp.	11,530
478	J.B. Hunt Transport Services, Inc.	17,676
451	Kansas City Southern *	24,805
2,032	Norfolk Southern Corp.	146,141
318	Overseas Shipholding Group, Inc.	25,043
717	Ryder System, Inc.	47,293
502	Ship Finance International Ltd. (Bermuda)	14,929
514	Teekay Shipping Corp. (Bahamas)	22,446
2,761	Union Pacific Corp.	227,618
5,791	United Parcel Service, Inc., Class B	365,297
554	Werner Enterprises, Inc.	13,191
3,136	YRC Worldwide, Inc. *	52,998
		1,534,155
	Trucking & Leasing—0.2%
466	GATX Corp.	21,189

	Total Common Stocks
	(Cost $12,872,391)	10,648,922

	Money Market Fund—0.4%
48,331	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $48,331)	48,331

	Total Investments
	(Cost $12,920,722)(a)—100.4%	10,697,253
	Liabilities in excess of other assets—(0.4%)	(46,685)

	Net Assets—100.0%	$10,650,568

* Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $12,920,722. The net unrealized depreciation was $2,223,469 which consisted of aggregate gross unrealized appreciation of $315,312 and aggregate gross unrealized depreciation of $2,538,781.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Applications Software—13.5%
742	Check Point Software Technologies (Israel) *	$16,940
409	Citrix Systems, Inc. *	10,896
1,473	Compuware Corp. *	16,203
1,028	Intuit, Inc. *	28,095
49,066	Microsoft Corp.	1,261,977
		1,334,111
	Cellular Telecommunications—0.6%
293	Leap Wireless International, Inc. *	12,637
474	NII Holdings, Inc. *	25,909
429	United States Cellular Corp. *	25,590
		64,136
	Computer Aided Design—0.1%
375	Autodesk, Inc. *	11,959

	Computer Services—3.5%
255	CACI International, Inc., Class A *	11,465
2,160	Computer Sciences Corp. *	102,319
246	DST Systems, Inc. *	14,866
7,319	Electronic Data Systems Corp.	181,584
732	Perot Systems Corp., Class A *	12,239
6,268	Unisys Corp. *	23,129
		345,602
	Computers—16.9%
1,214	Apple, Inc. *	192,965
10,673	Dell, Inc. *	262,236
9,991	Hewlett-Packard Co.	447,597
5,566	International Business Machines Corp.	712,336
4,270	Sun Microsystems, Inc. *	45,390
		1,660,524
	Computers - Integrated Systems—0.7%
777	Diebold, Inc.	28,733
1,557	NCR Corp. *	41,821
		70,554
	Computers - Memory Devices—2.1%
6,483	EMC Corp. *	97,309

903	NetApp, Inc. *	$23,072
1,482	SanDisk Corp. *	20,896
2,746	Seagate Technology (Cayman Islands)	41,108
895	Western Digital Corp. *	25,767
		208,152
	Computers - Peripheral Equipment—0.4%
1,023	Lexmark International, Inc., Class A *	35,887

	Consulting Services—0.5%
2,434	SAIC, Inc. *	45,978

	Distribution/Wholesale—1.6%
4,801	Ingram Micro, Inc., Class A *	88,483
2,029	Tech Data Corp. *	70,751
		159,234
	Diversified Operations—0.2%
335	Leucadia National Corp.	14,998

	Electronic Component - Semiconductors—9.9%
8,232	Advanced Micro Devices, Inc. *	34,657
839	Altera Corp.	18,416
953	Amkor Technology, Inc. *	8,348
1,551	Broadcom Corp., Class A *	37,674
990	Fairchild Semiconductor International, Inc. *	12,029
25,785	Intel Corp.	572,168
634	International Rectifier Corp. *	10,702
536	Intersil Corp., Class A	12,934
3,379	LSI Logic Corp. *	23,450
145	MEMC Electronic Materials, Inc. *	6,700
628	Microchip Technology, Inc.	20,052
9,082	Micron Technology, Inc. *	43,866
1,168	National Semiconductor Corp.	24,470
1,059	NVIDIA Corp. *	12,115
7,641	Spansion, Inc., Class A *	17,498
4,129	Texas Instruments, Inc.	100,665
920	Xilinx, Inc.	22,844
		978,588
	Electronic Design Automation—0.3%
1,644	Cadence Design Systems, Inc. *	12,149
571	Synopsys, Inc. *	13,716
		25,865
	Electronic Forms—0.4%
878	Adobe Systems, Inc. *	36,305

	Enterprise Software/Services—3.1%
456	BMC Software, Inc. *	14,998
1,298	CA, Inc.	30,970
11,516	Oracle Corp. *	247,940

281	SYNNEX Corp. *	$6,564
		300,472
	Internet Security—1.5%
406	McAfee, Inc. *	13,297
4,761	Symantec Corp. *	100,314
930	VeriSign, Inc. *	30,262
		143,873
	Medical Information Systems—0.1%
266	Cerner Corp. *	11,880
	Networking Products—3.8%
15,443	Cisco Systems, Inc. *	339,591
1,491	Juniper Networks, Inc. *	38,811
		378,402
	Office Automation & Equipment—2.0%
2,416	IKON Office Solutions, Inc.	34,549
1,628	Pitney Bowes, Inc.	51,591
7,990	Xerox Corp.	108,984
		195,124
	Retail - Computer Equipment—0.1%
818	Insight Enterprises, Inc. *	10,438

	Semiconductor Components - Integrated Circuit—1.1%
1,195	Analog Devices, Inc.	36,459
3,681	Atmel Corp. *	12,994
1,236	Integrated Device Technology, Inc. *	12,385
687	Linear Technology Corp.	21,331
1,611	Marvell Technology Group Ltd. (Bermuda) *	23,827
		106,996
	Semiconductor Equipment—1.2%
3,540	Applied Materials, Inc.	61,312
586	KLA-Tencor Corp.	22,027
349	Lam Research Corp. *	11,479
607	Novellus Systems, Inc. *	12,365
961	Teradyne, Inc. *	9,005
		116,188
	Telecommunication Equipment—0.6%
463	Harris Corp.	22,293
3,104	Tellabs, Inc. *	15,955
4,191	UTStarcom, Inc. *	19,782
		58,030

	Telecommunication Equipment Fiber Optics—0.5%
2,660	Corning, Inc.	$53,227

	Telecommunication Services—1.2%
872	Amdocs Ltd. (Guernsey) *	26,518
1,207	Embarq Corp.	55,244
3,219	Virgin Media, Inc.	36,117
		117,879
	Telephone - Integrated—28.4%
33,491	AT&T, Inc.	1,031,858
983	CenturyTel, Inc.	36,558
5,045	Frontier Communications Corp.	58,320
9,402	Level 3 Communications, Inc. *	31,967
19,140	Qwest Communications International, Inc.	73,306
57,735	Sprint Nextel Corp.	469,963
410	Telephone & Data Systems, Inc.	17,384
448	Telephone & Data Systems, Inc., Special Shares	17,718
30,602	Verizon Communications, Inc.	1,041,692
1,479	Windstream Corp.	17,630
		2,796,396
	Web Portals/ISP—1.4%
198	Google, Inc., Class A *	93,802
1,984	Yahoo!, Inc. *	39,462
		133,264
	Wireless Equipment—4.4%
826	American Tower Corp., Class A *	34,609
242	Crown Castle International Corp. *	9,244
22,268	Motorola, Inc.	192,396
3,646	QUALCOMM, Inc.	201,770
		438,019
	Total Common Stocks
	(Cost $11,035,051)	9,852,081

	Money Market Fund—1.4%
141,606	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $141,606)	141,606

	Total Investments
	(Cost $11,176,657)(a)—101.5%	9,993,687
	Liabilities in excess of other assets—(1.5%)	(148,819)

	Net Assets—100.0%	$9,844,868

* Non-income producing security.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,178,532. The net unrealized depreciation was $1,184,845 which consisted of aggregate gross unrealized appreciation of $347,521 and aggregate gross unrealized depreciation of $1,532,366.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.8%
9,643	1-800-FLOWERS.COM, Inc., Class A*	$53,133
3,011	4Kids Entertainment, Inc.*	25,955
10,929	99 Cents Only Stores*	73,115
5,429	A.C. Moore Arts & Crafts, Inc.*	42,563
9,878	Aaron Rents, Inc.	271,349
4,518	Aeropostale, Inc.*	145,706
14,287	AFC Enterprises, Inc.*	109,438
3,588	Alloy, Inc.*	25,905
681	Amcon Distributing Co.	18,642
3,208	Ameristar Casinos, Inc.	42,249
1,216	Arbitron, Inc.	57,152
9,365	Arctic Cat, Inc.	83,349
3,776	ATC Technology Corp.*	94,853
7,773	Audiovox Corp., Class A*	70,967
1,898	Avatar Holdings, Inc.*	60,072
2,264	Bally Technologies, Inc.*	71,973
4,542	Bassett Furniture Industries, Inc.	54,004
3,302	Bebe Stores, Inc.	34,242
851	Benihana, Inc.*	5,668
2,265	Benihana, Inc., Class A*	15,108
7,239	Big 5 Sporting Goods Corp.	57,840
7,846	Bluegreen Corp.*	90,621
6,297	Blyth, Inc.	91,621
5,940	Bob Evans Farms, Inc.	170,122
17,228	Bon-Ton Stores (The), Inc.	86,312
4,136	Books-A-Million, Inc.	25,230
11,848	Brown Shoe Co., Inc.	191,227
1,159	Buckle (The), Inc.	59,654
4,259	Build-A-Bear Workshop, Inc.*	27,896
33,621	Building Material Holding Corp.	62,535
12,192	Cabela’s, Inc.*	141,671
2,937	Cache, Inc.*	41,559
13,529	California Coastal Communities, Inc.*	41,399
4,096	California Pizza Kitchen, Inc.*	53,453
8,896	Callaway Golf Co.	112,801
7,616	Carmike Cinemas, Inc.	49,961
4,274	Carrols Restaurant Group, Inc.*	24,533
4,600	Carter’s, Inc.*	76,038
14,136	Casual Male Retail Group, Inc.*	57,392
6,320	Cato Corp. (The), Class A	113,065
5,579	CBRL Group, Inc.	134,844
4,155	CEC Entertainment, Inc.*	144,843
13,554	Champion Enterprises, Inc.*	53,538
2,698	Charlotte Russe Holding, Inc.*	34,966
7,989	Cheesecake Factory (The), Inc.*	112,485
1,151	Cherokee, Inc.	23,952
3,668	Children’s Place Retail Stores (The), Inc.*	139,567
476	Chipotle Mexican Grill, Inc., Class A*	32,606
571	Chipotle Mexican Grill, Inc., Class B*	36,555
2,941	Choice Hotels International, Inc.	73,084

5,877	Christopher & Banks Corp.	$51,130
478	Churchill Downs, Inc.	18,045
4,645	Cinemark Holdings, Inc.	68,096
1,842	Citi Trends, Inc.*	42,605
11,791	CKE Restaurants, Inc.	144,676
3,341	CKX, Inc.*	26,193
11,260	Coachmen Industries, Inc.	21,844
2,778	Coinstar, Inc.*	95,813
13,112	Coldwater Creek, Inc.*	85,490
1,576	Columbia Sportswear Co.	58,801
4,908	Conn’s, Inc.*	77,056
16,840	Corinthian Colleges, Inc.*	265,230
29,880	Cost Plus, Inc.*	70,517
14,305	Cox Radio, Inc., Class A*	141,476
473	CROCS, Inc.*	2,100
1,382	CSS Industries, Inc.	39,083
1,316	CTC Media, Inc.*	30,413
11,563	Cumulus Media, Inc., Class A*	33,995
430	Deckers Outdoor Corp.*	48,594
8,049	DEI Holdings, Inc.*	14,166
26,488	Denny’s Corp.*	68,339
2,779	DeVry, Inc.	157,875
2,119	DineEquity, Inc.	48,949
4,680	Dixie Group, Inc.*	25,693
5,710	Domino’s Pizza, Inc.*	74,002
2,968	Dorman Products, Inc.*	34,102
4,078	Dover Downs Gaming & Entertainment, Inc.	34,051
4,302	DreamWorks Animation SKG, Inc., Class A*	127,769
11,977	Dress Barn, Inc.*	193,189
1,996	Drew Industries, Inc.*	29,541
6,716	DSW, Inc., Class A*	90,733
2,700	Duckwall-ALCO Stores, Inc.*	27,675
21,534	Eddie Bauer Holdings, Inc.*	119,837
41,479	Emmis Communications Corp., Class A*	76,736
13,116	Entercom Communications Corp., Class A	80,401
16,983	Entravision Communications Corp., Class A*	53,666
7,072	Ethan Allen Interiors, Inc.	177,507
48,532	Finish Line (The), Inc., Class A	526,572
44,312	Fleetwood Enterprises, Inc.*	125,403
2,799	Flexsteel Industries	31,405
2,608	Fossil, Inc.*	69,842
13,694	Fred’s, Inc., Class A	176,105
2,159	FTD Group, Inc.	30,874
3,205	Gander Mountain Co.*	9,679
7,482	GateHouse Media, Inc. (+)	4,639
4,925	Gaylord Entertainment Co.*	147,947
4,263	Genesco, Inc.*	125,332
11,859	Gentex Corp.	183,340
1,974	G-III Apparel Group Ltd.*	31,643
6,243	Golfsmith International Holdings, Inc.*	16,045
20,534	Gottschalks, Inc.*	36,961
14,046	Gray Television, Inc.	35,115
7,444	Great Wolf Resorts, Inc.*	30,595
2,474	GSI Commerce, Inc.*	37,704
1,314	Guess?, Inc.	41,614
2,273	Gymboree Corp.*	85,010
191	Hallwood Group, Inc.*	12,129
12,215	Harris Interactive, Inc.*	16,857
6,125	Harte-Hanks, Inc.	76,011
28,746	Hartmarx Corp.*	45,706
4,992	Hastings Entertainment, Inc.*	42,482
7,734	Haverty Furniture Cos., Inc.	88,322

59,713	Hayes Lemmerz International, Inc.*	$139,131
5,404	Helen of Troy Ltd.*	111,106
2,151	HHGregg, Inc.*	21,532
3,228	Hibbett Sports, Inc.*	67,949
1,934	Hooker Furniture Corp.	32,336
19,069	HOT Topic, Inc.*	119,944
2,631	Iconix Brand Group, Inc.*	31,572
2,668	Interactive Data Corp.	76,838
4,694	International Speedway Corp., Class A	172,692
16,474	Interstate Hotels & Resorts, Inc.*	43,656
9,529	Isle of Capri Casinos, Inc.*	63,273
1,856	ITT Educational Services, Inc.*	164,404
1,613	J.Crew Group, Inc.*	46,390
3,542	Jackson Hewitt Tax Service, Inc.	54,759
4,145	JAKKS Pacific, Inc.*	91,107
8,707	Jo-Ann Stores, Inc.*	191,293
4,824	John Wiley & Sons, Inc., Class A	218,720
1,596	Johnson Outdoors, Inc., Class A	25,249
2,876	Jos. A Bank Clothiers, Inc.*	64,422
17,977	Journal Communications, Inc., Class A	85,391
4,449	Kenneth Cole Productions, Inc., Class A	62,064
36,354	Kirkland’s, Inc.*	78,161
23,971	Krispy Kreme Doughnuts, Inc.*	103,794
5,405	K-Swiss, Inc., Class A	83,561
5,538	Landry’s Restaurants, Inc.	80,689
23,837	La-Z-Boy, Inc.	175,917
14,087	Leapfrog Enterprises, Inc.*	134,813
2,894	Libbey, Inc.	26,249
1,631	Life Time Fitness, Inc.*	48,587
2,255	Lifetime Brands, Inc.	20,295
13,363	Lin TV Corp., Class A*	79,243
979	Lincoln Educational Services Corp.*	13,500
20,069	Lithia Motors, Inc., Class A	93,321
4,278	LKQ Corp.*	87,699
4,502	LodgeNet Interactive Corp.*	15,667
6,403	Lodgian, Inc.*	44,053
3,922	Luby’s, Inc.*	27,297
6,634	M/I Homes, Inc.	125,714
4,767	Magna Entertainment Corp., Class A (Canada)*	35,753
1,760	Maidenform Brands, Inc.*	26,946
4,546	Marcus Corp.	72,327
1,954	Marine Products Corp.	14,264
9,673	MarineMax, Inc.*	63,648
3,020	Marvel Entertainment, Inc.*	104,794
2,286	Matthews International Corp., Class A	114,094
3,492	McCormick & Schmick’s Seafood Restaurants, Inc.*	28,320
13,216	Media General, Inc., Class A	167,579
29,828	Mediacom Communications Corp., Class A*	170,318
7,758	Men’s Wearhouse (The), Inc.	154,462
14,437	Modine Manufacturing Co.	251,781
10,263	Monaco Coach Corp.	22,989
2,844	Monro Muffler, Inc.	51,789
3,146	Morgans Hotel Group Co.*	45,586
270	Morningstar, Inc.*	16,999
3,077	Morton’s Restaurant Group, Inc.*	20,124
2,873	Mothers Work, Inc.*	42,032
3,334	Movado Group, Inc.	71,681
8,799	MTR Gaming Group, Inc.*	32,468
7,226	Multimedia Games, Inc.*	37,286
783	National Presto Industries, Inc.	55,969
21,099	Nautilus, Inc.	102,963
30,407	Navarre Corp.*	50,172

3,258	NetFlix, Inc.*	$100,640
8,356	New York & Co., Inc.*	80,886
3,461	Nexstar Broadcasting Group, Inc., Class A*	10,210
2,335	NutriSystem, Inc.	40,185
9,677	O’Charleys, Inc.	108,866
15,005	Orbitz Worldwide, Inc.*	88,079
1	O’Reilly Automotive, Inc.*	23
1,896	Orient-Express Hotels Ltd., Class A	63,118
3,796	Orleans Homebuilders, Inc.	17,272
5,363	Oxford Industries, Inc.	112,838
3,242	P.F. Chang’s China Bistro, Inc.*	84,292
17,061	Pacific Sunwear of California, Inc.*	148,601
13,624	Palm Harbor Homes, Inc.*	113,215
2,596	Panera Bread Co., Class A*	130,060
3,188	Papa John’s International, Inc.*	90,189
6,609	PC Mall, Inc.*	58,952
18,022	PEP Boys-Manny, Moe & Jack	133,002
3,340	Perry Ellis International, Inc.*	72,645
5,157	Phillips-Van Heusen Corp.	182,558
36,810	Pier 1 Imports, Inc.*	136,197
9,407	Pinnacle Entertainment, Inc.*	106,299
4,269	Playboy Enterprises, Inc., Class B*	19,936
8,246	Pomeroy IT Solutions, Inc.*	27,954
7,307	Pool Corp.	161,339
730	Pre-Paid Legal Services, Inc.*	30,675
32,023	PreVu, Inc.*	3,042
998	priceline.com, Inc.*	114,720
5,275	PRIMEDIA, Inc.	20,784
105,023	Radio One, Inc., Class D*	103,973
4,821	RC2 Corp.*	110,690
11,093	RCN Corp.*	135,002
4,580	Red Lion Hotels Corp.*	38,747
1,627	Red Robin Gourmet Burgers, Inc.*	40,398
23,407	Retail Ventures, Inc.*	100,650
2,920	Rex Stores Corp.*	35,828
23,045	Ruby Tuesday, Inc.*	158,550
7,016	Russ Berrie & Co., Inc.*	68,125
5,931	Saga Communications, Inc., Class A*	35,586
12,026	Salem Communications Corp., Class A	18,761
10,824	Sally Beauty Holdings, Inc.*	80,098
2,547	Sauer-Danfoss, Inc.	74,754
5,893	Scientific Games Corp., Class A*	178,794
5,767	Sealy Corp.	39,389
16,016	Select Comfort Corp.*	31,712
3,174	Shiloh Industries, Inc.	31,518
4,019	Shoe Carnival, Inc.*	61,491
8,906	Sinclair Broadcast Group, Inc., Class A	67,953
6,404	Skechers U.S.A., Inc., Class A*	121,036
2,067	Skyline Corp.	53,887
4,151	Sonic Corp.*	62,639
2,444	Sotheby’s	67,797
64,143	Source Interlink Cos., Inc.*	109,043
39,938	Spanish Broadcasting System, Inc., Class A*	29,155
2,107	Speedway Motorsports, Inc.	40,686
9,665	Stage Stores, Inc.	143,235
9,879	Standard Motor Products, Inc.	92,764
2,711	Stanley Furniture Co., Inc.	23,044
8,443	Steak n Shake (The) Co.*	58,172
17,435	Stein Mart, Inc.	77,934
1,618	Steiner Leisure Ltd.*	49,996
2,128	Steinway Musical Instruments*	58,988
2,827	Steven Madden Ltd.*	63,579

16,676	Stewart Enterprises, Inc., Class A	$148,583
4,103	Stoneridge, Inc.*	54,037
340	Strayer Education, Inc.	75,718
4,330	Sturm Ruger & Co., Inc.*	26,197
7,831	Superior Industries International, Inc.	132,266
4,562	Systemax, Inc.	74,862
12,778	Tarragon Corp.*	12,522
4,799	Tempur-Pedic International, Inc.	45,063
5,992	Texas Roadhouse, Inc., Class A*	55,606
5,843	Tim Hortons, Inc. (Canada)	158,871
2,675	Town Sports International Holdings, Inc.*	26,723
5,660	Tractor Supply Co.*	215,137
25,728	Trans World Entertainment Corp.*	80,271
3,282	Triarc Cos., Inc., Class A	18,149
6,788	Triarc Cos., Inc., Class B	37,877
31,169	Trump Entertainment Resorts, Inc.*	48,312
14,142	Tuesday Morning Corp.	54,305
3,154	Tween Brands, Inc.*	43,431
1,437	Ulta Salon Cosmetics & Fragrance, Inc.*	13,551
1,060	Under Armour, Inc., Class A*	30,899
32,912	Unifi, Inc.*	104,331
2,821	UniFirst Corp.	126,296
2,678	Universal Technical Institute, Inc.*	39,313
4,684	Urban Outfitters, Inc.*	154,619
1,642	Vail Resorts, Inc.*	66,304
12,885	Valassis Communications, Inc.*	113,646
7,778	Valuevision Media, Inc., Class A*	23,801
2,865	Velcro Industries N.V. (Netherlands)	52,931
4,992	Warnaco Group (The), Inc.*	209,414
1,753	Weight Watchers International, Inc.	62,687
7,926	West Marine, Inc.*	33,051
53,440	Westwood One, Inc.*	69,472
17,529	Wet Seal (The), Inc., Class A*	76,952
1,255	Weyco Group, Inc.	36,445
5,000	Winnebago Industries, Inc.	63,800
1,784	WMS Industries, Inc.*	50,273
4,966	Wolverine World Wide, Inc.	132,741
5,687	World Wrestling Entertainment, Inc., Class A	93,210
608	Wynn Resorts Ltd.	59,268
		21,017,750
	Consumer Staples—3.3%
25,428	Alliance One International, Inc.*	113,663
2,150	Andersons (The), Inc.	97,718
395	Arden Group, Inc., Class A	56,920
5,354	B&G Foods, Inc., Class A	47,651
3,039	Bare Escentuals, Inc.*	35,070
939	Boston Beer Co., Inc., Class A*	42,527
1,084	Cal-Maine Foods, Inc.	41,084
1,908	Central European Distribution Corp.*	139,208
14,391	Central Garden & Pet Co.*	66,486
29,300	Central Garden & Pet Co., Class A*	122,474
344	Chattem, Inc.*	22,178
4,107	Church & Dwight Co., Inc.	225,351
1,790	Coca-Cola Bottling Co. Consolidated	60,198
3,557	Darling International, Inc.*	57,552
3,803	Diamond Foods, Inc.	92,489
6,862	Elizabeth Arden, Inc.*	112,056
1,010	Farmer Bros. Co.	26,603
8,487	Flowers Foods, Inc.	255,203
4,997	Hain Celestial Group, Inc.*	130,622

1,156	Hansen Natural Corp.*	$26,426
1,792	Herbalife Ltd. (Cayman Islands)	77,396
5,076	Imperial Sugar Co.	70,962
4,334	Ingles Markets, Inc., Class A	105,403
1,315	Inter Parfums, Inc.	19,699
2,060	J&J Snack Foods Corp.	65,240
6,130	John B. Sanfilippo & Son, Inc.*	52,412
4,158	Lancaster Colony Corp.	135,177
6,040	Lance, Inc.	111,136
3,467	Mannatech, Inc.	22,986
3,181	National Beverage Corp.*	24,780
7,087	Nu Skin Enterprises, Inc., Class A	114,526
6,504	Prestige Brands Holdings, Inc.*	64,520
2,373	Pricesmart, Inc.	55,647
3,199	Ralcorp Holdings, Inc.*	172,618
2,901	Reddy Ice Holdings, Inc.	37,220
2,530	Sanderson Farms, Inc.	100,542
1,875	Seneca Foods Corp., Class A*	39,375
1,751	Seneca Foods Corp., Class B*	39,529
6,081	Spartan Stores, Inc.	144,667
51,065	Spectrum Brands, Inc.*	128,684
2,957	Susser Holdings Corp.*	36,489
3,812	Tootsie Roll Industries, Inc.	99,684
6,128	TreeHouse Foods, Inc.*	166,069
11,763	United Natural Foods, Inc.*	226,084
953	USANA Health Sciences, Inc.*	32,488
4,768	Vector Group Ltd.	85,395
1,186	Village Super Market, Inc., Class A	50,109
2,120	WD-40 Co.	72,440
		4,122,756
	Energy—7.8%
2,166	Adams Resources & Energy, Inc.	61,709
2,382	Allis-Chalmers Energy, Inc.*	36,611
3,919	Alpha Natural Resources, Inc.*	387,786
2,370	Arlington Tankers Ltd. (Bermuda)	48,324
1,504	Atlas America, Inc.	55,708
1,182	ATP Oil & Gas Corp.*	33,628
2,326	Atwood Oceanics, Inc.*	106,787
14,844	Aventine Renewable Energy Holdings*	100,939
4,967	Basic Energy Services, Inc.*	133,712
2,596	Berry Petroleum Co., Class A	111,732
1,306	Bill Barrett Corp.*	53,729
1,328	Bois d’Arc Energy, Inc.*	29,083
6,733	Brigham Exploration Co.*	94,262
3,340	Bristow Group, Inc.*	150,267
1,660	Bronco Drilling Co., Inc.*	29,050
3,847	Cabot Oil & Gas Corp.	169,306
2,782	Cal Dive International, Inc.*	29,795
3,637	Callon Petroleum Co.*	83,615
1,432	CARBO Ceramics, Inc.	78,359
708	Carrizo Oil & Gas, Inc.*	35,641
788	Clayton Williams Energy, Inc.*	73,442
969	CNX Gas Corp.*	30,262
7,365	Complete Production Services, Inc.*	234,502
4,545	Comstock Resources, Inc.*	277,290
1,500	Continental Resources, Inc.*	85,680
2,667	Copano Energy LLC	83,584
506	Core Laboratories N.V. (Netherlands)	65,583
3,196	Crosstex Energy, Inc.	102,719
3,624	Delek US Holdings, Inc.	28,956

1,705	Delta Petroleum Corp.*	$32,514
6,189	DHT Maritime, Inc.	58,053
5,616	Dresser-Rand Group, Inc.*	213,970
1,359	Dril-Quip, Inc.*	73,576
8,002	Edge Petroleum Corp.*	41,130
3,683	Encore Acquisition Co.*	227,867
10,721	Energy Partners Ltd.*	127,365
7,207	EXCO Resources, Inc.*	187,742
6,292	Global Industries Ltd.*	75,126
22,961	Grey Wolf, Inc.*	196,087
1,230	Gulf Island Fabrication, Inc.	54,551
1,767	GulfMark Offshore, Inc.*	88,668
5,045	Harvest Natural Resources, Inc.*	49,693
4,055	Hercules Offshore, Inc.*	101,253
2,815	Holly Corp.	80,453
1,853	Hornbeck Offshore Services, Inc.*	82,607
22,819	International Coal Group, Inc.*	238,915
5,382	ION Geophysical Corp.*	85,951
3,060	James River Coal Co.*	132,651
14,423	Key Energy Services, Inc.*	231,633
4,257	Kinder Morgan Management LLC*	233,752
5,893	Knightsbridge Tankers Ltd. (Bermuda)	189,224
4,255	Linn Energy LLC	92,802
1,183	Lufkin Industries, Inc.	105,524
7,733	Mariner Energy, Inc.*	204,615
2,292	Matrix Service Co.*	51,730
57,636	Meridian Resource Corp.*	182,706
1,146	NATCO Group, Inc., Class A*	54,607
18,557	Newpark Resources, Inc.*	135,837
7,391	Nordic American Tanker Shipping Ltd. (Bermuda)	295,050
3,005	Oceaneering International, Inc.*	182,223
2,050	Oil States International, Inc.*	112,504
18,744	Parker Drilling Co.*	151,264
2,886	Penn Virginia Corp.	175,325
1,040	Petroleum Development Corp.*	57,522
3,315	Petroquest Energy, Inc.*	69,184
2,619	PHI, Inc.*	105,205
6,057	Pioneer Drilling Co.*	96,246
1,060	Quicksilver Resources, Inc.*	27,730
3,211	Range Resources Corp.	155,926
8,341	Rosetta Resources, Inc.*	197,014
2,471	RPC, Inc.	42,476
1,019	SandRidge Energy, Inc.*	49,819
4,610	St. Mary Land & Exploration Co.	196,202
3,377	Superior Energy Services, Inc.*	160,171
1,168	Superior Well Services, Inc.*	37,096
4,021	Swift Energy Co.*	204,347
6,175	TETRA Technologies, Inc.*	116,893
17,980	TOP Ships, Inc. (Greece)*	92,777
514	Trico Marine Services, Inc.*	13,117
3,588	Tsakos Energy Navigation Ltd. (Bermuda)	124,073
2,167	Ultra Petroleum Corp.*	154,680
893	Union Drilling, Inc.*	17,199
2,324	Venoco, Inc.*	39,043
8,285	VeraSun Energy Corp.*	50,953
2,448	W&T Offshore, Inc.	108,348
4,248	Western Refining, Inc.	33,814
2,047	W-H Energy Services, Inc.*	187,362
1,385	Willbros Group, Inc.*	52,048
		9,748,274

	Financials—21.5%
3,293	1st Source Corp.	$76,859
2,980	Acadia Realty Trust	67,616
11,961	Advance America Cash Advance Centers, Inc.	65,427
2,359	Advanta Corp., Class A	16,136
9,318	Advanta Corp., Class B	73,705
2,867	Affiliated Managers Group, Inc.*	247,708
4,045	Affirmative Insurance Holdings, Inc.	27,142
1,492	Agree Realty Corp.	43,089
3,507	AmCOMP, Inc.*	36,122
5,133	AMCORE Financial, Inc.	31,517
3,364	American Campus Communities, Inc.	98,498
10,867	American Equity Investment Life Holding Co.	94,978
25,862	American Mortgage Acceptance Co.	13,190
980	American Physicians Capital, Inc.	48,784
2,569	Ameris Bancorp	27,565
3,210	Amerisafe, Inc.*	58,326
1,423	Amtrust Financial Services, Inc.	20,733
4,432	Anchor Bancorp Wisconsin, Inc.	31,910
32,687	Anthracite Capital, Inc.	206,581
14,766	Anworth Mortgage Asset Corp.	87,858
4,929	Arbor Realty Trust, Inc.	54,022
11,865	Ares Capital Corp.	135,617
878	Argo Group International Holdings Ltd. (Bermuda)*	29,887
1,887	Arrow Financial Corp.	43,137
14,690	Ashford Hospitality Trust, Inc.	58,319
3,381	Asset Acceptance Capital Corp.*	39,794
4,065	Associated Estates Realty Corp.	57,520
7,383	Assured Guaranty Ltd. (Bermuda)	84,609
2,705	Asta Funding, Inc.	21,640
1,916	Baldwin & Lyons, Inc., Class B	40,715
698	BancFirst Corp.	32,981
10,953	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	200,878
3,502	Bank Mutual Corp.	40,973
2,907	Bank of Granite Corp.	23,954
1,209	Bank of the Ozarks, Inc.	24,785
21,379	BankAtlantic Bancorp, Inc., Class A	29,075
2,268	BankFinancial Corp.	32,818
24,066	BankUnited Financial Corp., Class A	38,506
2,552	Banner Corp.	24,321
1,887	Beneficial Mutual Bancorp, Inc.*	22,606
1,549	Berkshire Hills Bancorp, Inc.	41,049
6,170	BGC Partners, Inc., Class A*	43,807
7,465	BioMed Realty Trust, Inc.	192,597
5,946	BlackRock Kelso Capital Corp.	58,033
6,975	Boston Private Financial Holdings, Inc.	54,614
13,021	Brookline Bancorp, Inc.	126,955
11,696	Brown & Brown, Inc.	205,498
2,204	BRT Realty Trust	26,338
2,654	Cadence Financial Corp.	26,540
3,874	Calamos Asset Management, Inc., Class A	79,262
988	California First National Bancorp	11,945
1,066	Camden National Corp.	32,897
1,776	Capital City Bank Group, Inc.	42,180
406	Capital Southwest Corp.	52,938
4,172	Capital Trust, Inc., Class A	64,332
2,799	Capitol Bancorp Ltd.	37,199
1,696	Capitol Federal Financial	68,586
5,338	CapLease, Inc.	41,743
9,642	Capstead Mortgage Corp.	105,291
4,152	Cascade Bancorp	31,015
2,650	Cash America International, Inc.	111,724

6,789	Cathay General Bancorp	$108,217
8,555	CBRE Realty Finance, Inc.	23,099
5,941	Cedar Shopping Centers, Inc.	75,807
6,058	Central Pacific Financial Corp.	67,062
5,518	Chemical Financial Corp.	146,613
3,628	City Bank	34,430
2,114	City Holding Co.	94,031
2,328	CNA Surety Corp.*	30,241
551	Cohen & Steers, Inc.	13,786
1,998	Columbia Banking System, Inc.	30,190
4,884	Community Bank System, Inc.	115,262
2,640	Community Trust Bancorp, Inc.	81,365
2,227	Compass Diversified Holdings	25,900
7,916	Consumer Portfolio Services, Inc.*	17,415
4,972	Corporate Office Properties Trust	193,311
13,674	Corus Bankshares, Inc.	53,465
5,494	Cowen Group, Inc.*	45,216
7,641	Crawford & Co., Class A*	59,905
12,063	Crawford & Co., Class B*	123,043
1,402	Credit Acceptance Corp.*	23,231
8,451	Crystal River Capital, Inc.	24,761
12,740	CVB Financial Corp.	144,217
19,945	DCT Industrial Trust, Inc.	168,934
6,841	Delphi Financial Group, Inc., Class A	170,683
8,423	DiamondRock Hospitality Co.	77,660
2,355	Digital Realty Trust, Inc.	101,053
5,406	Dime Community Bancshares, Inc.	90,442
3,247	Dollar Financial Corp.*	62,797
2,771	Donegal Group, Inc., Class A	48,271
8,567	Douglas Emmett, Inc.	201,582
8,532	East West Bancorp, Inc.	101,616
3,110	EastGroup Properties, Inc.	144,304
6,590	Eaton Vance Corp.	244,752
3,543	Education Realty Trust, Inc.	39,682
614	EMC Insurance Group, Inc.	15,031
7,098	Employers Holdings, Inc.	126,486
5,237	Encore Capital Group, Inc.*	64,153
498	Enstar Group Ltd. (Bermuda)*	50,672
4,014	Entertainment Properties Trust	215,310
3,079	Equity Lifestyle Properties, Inc.	147,823
2,091	Essex Property Trust, Inc.	253,742
2,514	Evercore Partners, Inc., Class A	32,833
7,963	Extra Space Storage, Inc.	112,836
4,413	EZCORP, Inc., Class A*	79,346
18,019	F.N.B. Corp.	204,155
1,654	Farmers Capital Bank Corp.	49,934
2,751	FBL Financial Group, Inc., Class A	57,358
7,123	FBR Capital Markets Corp.*	40,744
964	FCStone Group, Inc.*	18,567
1,672	Federal Agricultural Mortgage Corp., Class C	47,920
11,513	FelCor Lodging Trust, Inc.	91,989
3,133	Financial Federal Corp.	72,216
1,629	Financial Institutions, Inc.	30,120
4,986	First Acceptance Corp.*	18,747
21,885	First BanCorp	191,494
2,959	First Bancorp	47,226
2,676	First Busey Corp.	38,053
4,351	First Cash Financial Services, Inc.*	82,974
1,165	First Citizens BancShares, Inc., Class A	164,848
15,442	First Commonwealth Financial Corp.	176,039
1,723	First Community Bancshares, Inc.	61,735
6,995	First Financial Bancorp	79,044

2,325	First Financial Bankshares, Inc.	$106,694
1,705	First Financial Corp.	63,699
2,605	First Financial Holdings, Inc.	52,048
8,829	First Marblehead (The) Corp.	22,161
2,997	First Merchants Corp.	62,937
1,874	First Mercury Financial Corp.*	29,984
7,761	First Midwest Bancorp, Inc.	159,333
18,869	First Niagara Financial Group, Inc.	263,976
4,641	First Place Financial Corp.	50,448
3,537	First Potomac Realty Trust	56,168
3,702	First State Bancorp	18,880
4,382	FirstFed Financial Corp.*	35,056
6,116	Flagstone Reinsurance Holdings Ltd. (Bermuda)	75,900
2,749	Flushing Financial Corp.	48,465
6,314	Forest City Enterprises, Inc., Class A	164,606
1,386	FPIC Insurance Group, Inc.*	69,231
13,713	Franklin Bank Corp.*	9,599
15,648	Franklin Street Properties Corp.	192,001
6,623	Frontier Financial Corp.	76,496
1,782	GAMCO Investors, Inc., Class A	79,691
3,214	Getty Realty Corp.	60,134
2,276	GFI Group, Inc.	22,965
5,756	Glacier Bancorp, Inc.	124,733
3,318	Gladstone Capital Corp.	54,780
15,390	Glimcher Realty Trust	143,281
1,736	Great Southern Bancorp, Inc.	18,176
1,933	Greene Bankshares, Inc.	26,637
703	Greenhill & Co., Inc.	43,185
4,345	Grubb & Ellis Co.	14,382
12,313	Guaranty Bancorp*	65,259
3,400	Hancock Holding Co.	152,626
7,350	Hanmi Financial Corp.	38,955
4,437	Harleysville Group, Inc.	158,090
6,050	Harleysville National Corp.	86,939
2,569	Heartland Financial USA, Inc.	52,742
6,094	Hersha Hospitality Trust	43,267
4,633	Hilb Rogal & Hobbs Co.	200,841
4,215	Hilltop Holdings, Inc.*	43,457
7,908	Horace Mann Educators Corp.	109,605
1,306	IBERIABANK Corp.	67,233
1,735	Imperial Capital Bancorp, Inc.	12,700
1,782	Independence Holding Co.	22,685
2,534	Independent Bank Corp.	66,289
7,234	Independent Bank Corp.	36,676
2,841	Infinity Property & Casualty Corp.	126,595
9,656	Inland Real Estate Corp.	144,357
4,589	Integra Bank Corp.	35,657
534	IntercontinentalExchange, Inc.*	53,293
7,473	International Bancshares Corp.	183,836
4,057	Invesco Ltd.	94,488
2,772	Investment Technology Group, Inc.*	82,439
3,630	Investors Bancorp, Inc.*	55,212
10,225	Investors Real Estate Trust	107,363
4,685	Irwin Financial Corp.	19,255
6,178	JER Investors Trust, Inc.	37,192
1,943	Jones Lang LaSalle, Inc.	92,565
826	Kansas City Life Insurance Co.	41,705
1,939	KBW, Inc.*	51,228
1,280	Kearny Financial Corp.	16,448
4,076	Kilroy Realty Corp.	186,722
3,663	Kite Realty Group Trust	45,494
10,659	Knight Capital Group, Inc., Class A*	174,701

25,679	LaBranche & Co., Inc.*	$177,442
3,826	Lakeland Bancorp, Inc.	44,037
5,140	LaSalle Hotel Properties	116,729
4,136	Lazard Ltd., Class A (Bermuda)	168,790
14,470	Lexington Realty Trust	208,367
3,399	LTC Properties, Inc.	99,353
3,634	Macatawa Bank Corp.	33,978
6,782	Maguire Properties, Inc.	73,178
3,303	MainSource Financial Group, Inc.	58,959
6,582	Max Capital Group Ltd. (Bermuda)	154,480
4,769	MB Financial, Inc.	117,937
5,261	MBT Financial Corp.	25,200
20,208	MCG Capital Corp.	96,594
5,479	Meadowbrook Insurance Group, Inc.	35,120
6,417	Medical Properties Trust, Inc.	71,165
1,224	Merchants Bancshares, Inc.	25,398
23,935	MFA Mortgage Investments, Inc.	154,381
3,401	Mid-America Apartment Communities, Inc.	195,455
3,750	Midwest Banc Holdings, Inc.	20,888
7,998	Mission West Properties, Inc.	79,180
4,017	MSCI, Inc., Class A*	119,506
3,253	Nara Bancorp, Inc.	34,091
855	NASB Financial, Inc.	21,785
6,103	National Financial Partners Corp.	127,248
5,085	National Health Investors, Inc.	157,076
7,835	National Penn Bancshares, Inc.	105,224
10,813	National Retail Properties, Inc.	228,586
650	National Western Life Insurance Co., Class A	153,953
1,249	Navigators Group (The), Inc.*	59,402
5,817	NBT Bancorp, Inc.	144,203
12,993	NewAlliance Bancshares, Inc.	168,649
8,925	NewStar Financial, Inc.*	48,998
8,146	NorthStar Realty Finance Corp.	68,263
1,153	Northwest Bancorp, Inc.	29,920
1,199	NYMAGIC, Inc.	23,980
1,940	OceanFirst Financial Corp.	35,095
16,078	Ocwen Financial Corp.*	97,111
14,042	Old National Bancorp	213,157
1,838	Old Second Bancorp, Inc.	27,974
6,066	Omega Healthcare Investors, Inc.	104,760
2,194	One Liberty Properties, Inc.	37,298
1,587	optionsXpress Holdings, Inc.	39,373
3,175	Oriental Financial Group, Inc.	55,150
1,299	Oritani Financial Corp.*	21,563
8,541	Pacific Capital Bancorp	111,631
5,032	PacWest Bancorp	93,696
3,239	Park National Corp.	202,859
3,160	Parkway Properties, Inc.	111,516
8,956	Penn Treaty American Corp.*	40,302
2,632	Penson Worldwide, Inc.*	48,481
2,060	Peoples Bancorp, Inc.	37,492
1,081	Pico Holdings, Inc.*	50,007
4,328	Piper Jaffray Cos.*	153,644
6,677	PMA Capital Corp., Class A*	66,837
3,876	PMC Commercial Trust	30,698
1,288	Portfolio Recovery Associates, Inc.*	51,353
4,671	Presidential Life Corp.	74,923
11,743	Primus Guaranty Ltd. (Bermuda)*	45,093
1,828	PrivateBancorp, Inc.	54,017
3,460	ProAssurance Corp.*	169,332
3,435	Prospect Capital Corp.	45,342
2,517	Prosperity Bancshares, Inc.	80,796

12,922	Provident Bankshares Corp.	$117,590
10,516	Provident Financial Services, Inc.	153,428
4,215	Provident New York Bancorp	51,760
1,961	PS Business Parks, Inc.	103,149
28,979	RAIT Financial Trust	192,710
22,832	RAM Holdings Ltd. (Bermuda)*	37,901
3,795	Ramco-Gershenson Properties Trust	82,048
2,306	Renasant Corp.	40,839
3,168	Republic Bancorp, Inc., Class A	98,018
4,160	Resource Capital Corp.	27,830
5,770	Rewards Network, Inc.*	28,677
2,452	RLI Corp.	133,928
1,925	Royal Bancshares of Pennsylvania, Class A	12,128
4,411	S&T Bancorp, Inc.	147,945
1,514	S.Y. Bancorp, Inc.	39,061
2,832	Safety Insurance Group, Inc.	120,275
2,271	Sandy Spring Bancorp, Inc.	37,721
2,561	Santander BanCorp*	28,120
1,025	Saul Centers, Inc.	49,682
1,167	SCBT Financial Corp.	40,553
3,096	SeaBright Insurance Holdings, Inc.*	35,604
4,573	Seacoast Banking Corp. of Florida	38,733
6,977	Security Bank Corp.	36,629
5,914	SEI Investments Co.	136,199
2,129	Signature Bank*	62,656
2,298	Silver State Bancorp*	2,758
2,221	Simmons First National Corp., Class A	66,075
2,502	Southwest Bancorp, Inc.	34,878
3,570	Sovran Self Storage, Inc.	149,262
5,887	St. Joe (The) Co.	206,221
5,468	State Auto Financial Corp.	158,080
4,134	StellarOne Corp.	69,823
3,664	Sterling Bancorp	51,443
8,486	Sterling Bancshares, Inc.	82,484
7,183	Sterling Financial Corp. of Spokane	53,729
1,389	Stifel Financial Corp.*	58,491
11,172	Strategic Hotels & Resorts, Inc.	88,147
1,281	Suffolk Bancorp	41,056
3,304	Sun Bancorp, Inc.*	36,014
5,078	Sun Communities, Inc.	86,224
8,907	Sunstone Hotel Investors, Inc.	115,257
10,447	Susquehanna Bancshares, Inc.	149,601
2,651	SVB Financial Group*	152,671
7,170	SWS Group, Inc.	135,656
2,940	Tanger Factory Outlet Centers, Inc.	109,780
2,717	Taubman Centers, Inc.	130,416
1,338	Taylor Capital Group, Inc.	9,246
3,112	Texas Capital Bancshares, Inc.*	50,259
5,823	Thomas Weisel Partners Group, Inc.*	32,783
4,524	TICC Capital Corp.	23,299
3,428	TierOne Corp.	16,900
889	Tompkins Financial Corp.	37,969
8,039	Triad Guaranty, Inc.*	7,235
2,435	Trico Bancshares	36,720
16,009	Trustco Bank Corp.	139,759
11,965	UCBH Holdings, Inc.	53,962
2,971	UMB Financial Corp.	163,613
10,418	Umpqua Holdings Corp.	141,476
2,319	Union Bankshares Corp.	50,647
5,102	United America Indemnity Ltd., Class A*	66,479
7,356	United Bankshares, Inc.	185,298
7,157	United Community Banks, Inc.	76,222

10,613	United Community Financial Corp.	$57,841
2,473	United Fire & Casualty Co.	67,191
8,348	United PanAm Financial Corp.*	12,355
2,021	Universal Health Realty Income Trust	70,674
2,189	Univest Corp. of Pennsylvania	58,009
5,051	Urstadt Biddle Properties, Inc., Class A	83,594
10,839	U-Store-It Trust	126,274
2,390	Validus Holdings Ltd.	54,516
6,213	Vestin Realty Mortgage II, Inc.	30,816
4,699	W.P. Carey & Co. LLC	137,963
72,079	W.P. Stewart & Co. Ltd. (Bermuda)*	112,443
5,969	Waddell & Reed Financial, Inc., Class A	199,365
6,320	Washington REIT	216,522
2,012	Washington Trust Bancorp, Inc.	48,047
1,204	Wauwatosa Holdings, Inc.*	13,232
4,346	WesBanco, Inc.	99,045
3,137	West Bancorporation, Inc.	36,954
2,883	West Coast Bancorp	31,742
3,246	Westamerica Bancorp	168,792
4,009	Western Alliance Bancorp*	40,250
6,354	Winthrop Realty Trust	25,607
3,236	Wintrust Financial Corp.	66,823
2,364	World Acceptance Corp.*	77,445
815	WSFS Financial Corp.	44,377
4,894	Zenith National Insurance Corp.	168,403
		26,788,154
	Health Care—7.7%
7,421	Advanced Medical Optics, Inc.*	128,829
4,995	Affymetrix, Inc.*	39,361
908	Air Methods Corp.*	26,032
3,556	Albany Molecular Research, Inc.*	54,407
4,397	Alliance Imaging, Inc.*	41,684
13,637	Allied Healthcare International, Inc.*	26,047
2,941	Allscripts Healthcare Solutions, Inc.*	35,439
6,754	Alpharma, Inc., Class A*	153,383
1,591	Amedisys, Inc.*	102,015
6,051	America Service Group, Inc.*	64,020
3,499	American Medical Systems Holdings, Inc.*	57,629
5,847	AMN Healthcare Services, Inc.*	110,508
4,496	Amsurg Corp.*	120,493
834	Analogic Corp.	61,032
2,237	Angiodynamics, Inc.*	35,524
2,069	Animal Health International, Inc.*	11,400
2,928	APP Pharmaceuticals, Inc.*	69,276
1,297	Arthrocare Corp.*	27,419
9,902	Assisted Living Concepts, Inc., Class A*	56,837
1,744	Bio-Rad Laboratories, Inc., Class A*	155,390
10,215	BioScrip, Inc.*	38,919
2,091	Bruker Corp.*	28,898
7,673	Cambrex Corp.*	58,392
2,297	Cantel Medical Corp.*	21,431
3,856	Celera Corp.*	52,634
7,248	Centene Corp.*	161,703
1,932	Chemed Corp.	82,690
4,216	CONMED Corp.*	128,124
5,023	Cooper (The) Cos., Inc.	169,275
914	Corvel Corp.*	29,934
8,368	Cross Country Healthcare, Inc.*	133,470
1,418	Datascope Corp.	66,192
793	Dionex Corp.*	55,129

1,881	Eclipsys Corp.*	$41,476
4,483	Edwards Lifesciences Corp.*	280,993
8,094	Emergency Medical Services Corp., Class A*	218,700
7,625	Endo Pharmaceuticals Holdings, Inc.*	176,519
1,842	Ensign Group (The), Inc.	22,104
6,809	Five Star Quality Care, Inc.*	29,892
2,147	Gen-Probe, Inc.*	114,478
7,224	Gentiva Health Services, Inc.*	184,501
2,791	Greatbatch, Inc.*	57,104
1,687	Haemonetics Corp.*	97,947
5,390	Hanger Orthopedic Group, Inc.*	91,900
2,987	HealthExtras, Inc.*	89,640
7,807	Healthsouth Corp.*	128,191
6,453	Healthspring, Inc.*	125,511
16,335	HealthTronics, Inc.*	52,109
2,517	Healthways, Inc.*	63,957
11,859	Hlth Corp.*	129,737
4,672	Hologic, Inc.*	86,292
1,175	ICU Medical, Inc.*	33,405
2,125	IDEXX Laboratories, Inc.*	113,688
2,011	ImClone Systems, Inc.*	128,563
1,713	Immucor, Inc.*	51,613
1,176	Integra LifeSciences Holdings Corp.*	53,696
305	Intuitive Surgical, Inc.*	94,943
5,515	Invacare Corp.	129,768
2,602	inVentiv Health, Inc.*	62,864
3,808	Inverness Medical Innovations, Inc.*	128,368
809	Kendle International, Inc.*	33,290
2,932	Kinetic Concepts, Inc.*	102,473
3,014	KV Pharmaceutical Co., Class A*	61,757
1,030	Landauer, Inc.	66,260
2,271	LCA-Vision, Inc.	13,353
2,365	Martek Biosciences Corp.*	88,948
3,705	Medcath Corp.*	69,172
3,788	Medical Staffing Network Holdings, Inc.*	11,553
3,859	Medicis Pharmaceutical Corp., Class A	70,851
3,917	Mentor Corp.	97,181
840	Meridian Bioscience, Inc.	21,848
2,174	Merit Medical Systems, Inc.*	43,937
3,207	Millipore Corp.*	225,612
1,841	Molina Healthcare, Inc.*	54,935
1,548	MWI Veterinary Supply, Inc.*	54,242
1,087	National Healthcare Corp.	55,317
4,700	Odyssey HealthCare, Inc.*	44,274
1,910	Orthofix International N.V. (Netherlands)*	45,439
6,392	Par Pharmaceutical Cos., Inc.*	110,582
3,646	Parexel International Corp.*	106,573
3,360	PDI, Inc.*	30,442
3,278	PDL BioPharma, Inc.	36,615
2,614	Pediatrix Medical Group, Inc.*	127,171
4,376	Pharmaceutical Product Development, Inc.	166,901
1,748	PharmaNet Development Group, Inc.*	42,179
8,156	PSS World Medical, Inc.*	136,695
3,161	Psychiatric Solutions, Inc.*	110,698
3,544	RehabCare Group, Inc.*	58,689
4,156	Res-Care, Inc.*	76,304
14,601	Rural/Metro Corp.*	26,866
5,129	Salix Pharmaceuticals Ltd.*	40,929
2,421	Sciele Pharma, Inc.	45,152
1,128	Sirona Dental Systems, Inc.*	27,997
6,897	Skilled Healthcare Group, Inc., Class A*	100,765
6,578	STERIS Corp.	224,770

5,311	Sun Healthcare Group, Inc.*	$75,894
5,628	Sunrise Senior Living, Inc.*	100,910
2,275	Symmetry Medical, Inc.*	38,015
1,323	Techne Corp.*	105,205
3,943	Thoratec Corp.*	73,971
4,923	Triple-S Management Corp., Class B*	78,128
1,577	TriZetto Group (The), Inc.*	34,394
5,672	Universal American Financial Corp.*	59,499
12,483	Valeant Pharmaceuticals International*	213,709
2,717	Varian, Inc.*	134,220
4,463	VCA Antech, Inc.*	130,052
5,646	ViroPharma, Inc.*	69,502
408	Vital Signs, Inc.	29,845
3,624	Waters Corp.*	246,215
2,297	WellCare Health Plans, Inc.*	90,341
2,782	West Pharmaceutical Services, Inc.	127,749
1,343	Wright Medical Group, Inc.*	42,291
1,886	Zoll Medical Corp.*	59,409
		9,530,594
	Industrials—18.7%
4,140	A.O. Smith Corp.	164,358
3,656	AAR Corp.*	62,847
7,963	ABM Industries, Inc.	190,555
12,551	ACCO Brands Corp.*	107,562
12,373	Accuride Corp.*	34,026
4,866	Aceto Corp.	36,592
4,801	Actuant Corp., Class A	146,238
3,339	Administaff, Inc.	95,863
616	Advisory Board (The) Co.*	23,624
701	Aegean Marine Petroleum Network, Inc. (Greece)	25,376
4,756	AerCap Holdings N.V. (Netherlands)*	72,577
47,067	Air Transport Services Group, Inc.*	42,831
3,206	Aircastle Ltd. (Bermuda)	35,106
23,622	AirTran Holdings, Inc.*	68,976
1,600	Alamo Group, Inc.	34,640
4,136	Albany International Corp., Class A	118,703
3,450	Altra Holdings, Inc.*	57,512
1,903	American Commercial Lines, Inc.*	21,789
945	American Railcar Industries, Inc.	20,790
4,041	American Reprographics Co.*	64,696
3,020	American Woodmark Corp.	71,242
712	Ameron International Corp.	92,054
667	Ampco-Pittsburgh Corp.	29,001
306	Amrep Corp.	15,116
2,513	Angelica Corp.	55,135
4,771	Apogee Enterprises, Inc.	82,443
5,994	Applied Industrial Technologies, Inc.	160,160
2,176	Argon ST, Inc.*	53,921
2,782	Aries Maritime Transport Ltd. (Bermuda)	8,318
6,961	Arkansas Best Corp.	258,531
1,985	Astec Industries, Inc.*	63,361
3,122	Atlas Air Worldwide Holdings, Inc.*	150,262
3,954	Baldor Electric Co.	134,634
5,084	Barnes Group, Inc.	114,848
4,412	BE Aerospace, Inc.*	113,300
14,420	Beacon Roofing Supply, Inc.*	192,940
4,021	Belden CDT, Inc.	148,455
6,016	Blount International, Inc.*	68,161
6,122	Bowne & Co., Inc.	79,157
6,281	Brady Corp., Class A	230,324

1,327	Bucyrus International, Inc.	$92,903
11,643	Builders FirstSource, Inc.*	50,880
6,700	C&D Technologies, Inc.*	53,801
1,287	Cascade Corp.	56,474
6,015	Casella Waste Systems, Inc., Class A*	77,714
7,696	CBIZ, Inc.*	63,030
4,194	CDI Corp.	86,313
5,731	Celadon Group, Inc.*	75,821
7,827	Cenveo, Inc.*	72,321
2,650	Ceradyne, Inc.*	122,828
2,064	Chart Industries, Inc.*	109,227
10,097	China Yuchai International Ltd. (Bermuda)*	92,690
1,034	CIRCOR International, Inc.	61,585
3,865	CLARCOR, Inc.	148,880
1,569	Clean Harbors, Inc.*	122,445
2,991	Coleman Cable, Inc.*	36,460
2,682	Columbus McKinnon Corp.*	68,954
5,582	Comfort Systems USA, Inc.	74,017
8,772	Commercial Vehicle Group, Inc.*	84,825
810	Compx International, Inc.	5,419
2,289	COMSYS IT Partners, Inc.*	23,462
1,880	Consolidated Graphics, Inc.*	62,980
2,538	Copa Holdings S.A., Class A (Panama)	90,860
3,259	Copart, Inc.*	142,940
2,610	Cornell Cos., Inc.*	67,991
2,090	Corporate Executive Board Co.	78,333
936	CoStar Group, Inc.*	46,697
1,722	Courier Corp.	29,240
7,397	Covenant Transport, Inc., Class A*	37,725
1,375	CRA International, Inc.*	51,741
2,518	Cubic Corp.	67,281
3,724	Curtiss-Wright Corp.	196,031
1,486	Danaos Corp. (Greece)	31,726
5,176	Dayton Superior Corp.*	10,352
4,190	Deswell Industries, Inc. (Hong Kong)	24,595
2,538	Diana Shipping, Inc. (Greece)	77,231
5,168	Donaldson Co., Inc.	233,128
971	DryShips, Inc. (Greece)	74,893
1,529	Ducommun, Inc.*	41,910
2,237	Dun & Bradstreet (The) Corp.	216,184
1,491	Dynamex, Inc.*	41,852
5,795	DynCorp International, Inc., Class A*	91,213
2,564	Eagle Bulk Shipping, Inc.	74,459
3,034	Electro Rent Corp.	41,566
4,621	Encore Wire Corp.	84,241
2,205	Energy Conversion Devices, Inc.*	154,196
3,374	EnergySolutions, Inc.	69,201
7,480	EnerSys*	241,453
5,334	Ennis, Inc.	82,410
4,122	EnPro Industries, Inc.*	148,433
2,817	ESCO Technologies, Inc.*	115,920
2,787	Esterline Technologies Corp.*	135,950
2,257	Excel Maritime Carriers Ltd. (Liberia)	83,644
12,290	Federal Signal Corp.	176,607
5,298	First Advantage Corp., Class A*	80,318
107	First Solar, Inc.*	30,507
1,705	Forward Air Corp.	62,386
1,858	Franklin Electric Co., Inc.	77,126
1,539	FreightCar America, Inc.	58,621
4,080	Frozen Food Express Industries, Inc.	29,131
2,131	FTI Consulting, Inc.*	151,642
2,843	G&K Services, Inc., Class A	96,776

4,896	Gardner Denver, Inc.*	$223,258
3,420	Gehl Co.*	51,403
1,704	Genco Shipping & Trading Ltd.	116,179
2,810	General Cable Corp.*	161,940
2,570	Genesee & Wyoming, Inc., Class A*	104,008
3,072	Geo Group (The), Inc.*	73,851
8,484	Gibraltar Industries, Inc.	134,132
1,388	Gorman-Rupp (The) Co.	61,822
6,011	Graco, Inc.	217,779
5,319	GrafTech International Ltd.*	124,731
4,515	Great Lakes Dredge & Dock Corp.	29,348
3,449	Greenbrier Cos., Inc.	72,188
15,024	Griffon Corp.*	150,991
2,309	H&E Equipment Services, Inc.*	29,394
6,707	Hawaiian Holdings, Inc.*	59,156
2,530	Healthcare Services Group, Inc.	42,023
5,355	Heartland Express, Inc.	91,249
322	Heico Corp.	11,212
808	Heico Corp., Class A	22,899
1,831	Heidrick & Struggles International, Inc.	51,927
2,997	Herley Industries, Inc.*	47,532
5,183	Herman Miller, Inc.	135,484
7,196	Hexcel Corp.*	136,580
3,320	Horizon Lines, Inc., Class A	39,176
4,321	HUB Group, Inc., Class A*	167,914
11,839	Hudson Highland Group, Inc.*	105,485
19,892	Huttig Building Products, Inc.*	37,795
4,184	ICT Group, Inc.*	33,556
5,316	IDEX Corp.	201,104
1,362	IHS, Inc., Class A*	84,757
1,527	II-VI, Inc.*	58,728
4,505	Industrial Distribution Group, Inc.*	54,195
6,041	Insituform Technologies, Inc., Class A*	104,449
3,144	Insteel Industries, Inc.	55,554
4,382	Integrated Electrical Services, Inc.*	85,756
5,580	Interface, Inc., Class A	66,123
4,748	Interline Brands, Inc.*	74,971
2,655	International Shipholding Corp.*	62,844
2,173	Kadant, Inc.*	46,480
4,098	Kaman Corp.	102,778
2,262	Kaydon Corp.	107,264
8,960	Kforce, Inc.*	88,525
1,728	KHD Humboldt Wedag International Ltd. (Canada)*	45,809
14,522	Kimball International, Inc., Class B	155,531
3,713	Kirby Corp.*	177,184
4,703	Knight Transportation, Inc.	88,981
7,856	Knoll, Inc.	121,297
5,382	Korn/Ferry International*	94,185
1,088	Ladish Co., Inc.*	21,542
3,279	Landstar System, Inc.	165,852
1,639	Lawson Products, Inc.	48,055
1,554	Layne Christensen Co.*	70,971
4,950	LECG Corp.*	41,036
3,544	LSI Industries, Inc.	32,711
4,219	Lydall, Inc.*	65,648
1,576	M&F Worldwide Corp.*	59,809
3,064	Mac-Gray Corp.*	33,735
5,452	Manitowoc (The) Co., Inc.	143,715
3,565	Marten Transport Ltd.*	74,223
3,365	McGrath Rentcorp	96,845
44,626	Mesa Air Group, Inc.*	20,528
1,664	Michael Baker Corp.*	49,021

580	Middleby (The) Corp.*	$27,144
2,929	Miller Industries, Inc.*	25,189
2,849	Mine Safety Appliances Co.	94,131
4,203	Mobile Mini, Inc.*	83,976
7,742	Monster Worldwide, Inc.*	137,343
5,256	Moog, Inc., Class A*	233,629
16,926	MPS Group, Inc.*	194,988
6,402	Navigant Consulting, Inc.*	118,309
6,668	Navios Maritime Holdings, Inc. (Greece)	63,079
5,244	NCI Building Systems, Inc.*	196,440
3,184	NN, Inc.	42,411
2,136	Nordson Corp.	150,930
1,243	Northwest Pipe Co.*	72,280
5,188	Old Dominion Freight Line, Inc.*	190,400
4,677	Orbital Sciences Corp.*	116,972
1,124	P.A.M. Transportation Services, Inc.*	14,837
7,200	Pacer International, Inc.	170,928
3,146	Park-Ohio Holdings Corp.*	54,835
2,014	Perini Corp.*	55,103
6,474	PGT, Inc.*	28,745
3,175	Pike Electric Corp.*	56,515
5,592	Pinnacle Airlines Corp.*	33,216
3,639	Polypore International, Inc.*	95,160
859	Powell Industries, Inc.*	45,098
1,908	Protection One, Inc.*	14,119
10,024	Quality Distribution, Inc.*	30,573
4,055	Quanex Building Products Corp.	62,447
9,276	Quanta Services, Inc.*	286,442
1,280	Raven Industries, Inc.	48,704
1,456	RBC Bearings, Inc.*	48,441
4,404	Regal-Beloit Corp.	183,867
4,939	Republic Airways Holdings, Inc.*	47,464
5,370	Resources Connection, Inc.	124,262
3,616	Robbins & Myers, Inc.	183,584
2,743	Rollins, Inc.	46,850
14,875	RSC Holdings, Inc.*	141,759
4,878	Rush Enterprises, Inc., Class A*	55,073
2,295	Rush Enterprises, Inc., Class B*	24,947
6,619	Saia, Inc.*	115,833
1,855	Schawk, Inc.	23,985
4,626	School Specialty, Inc.*	154,092
3,809	Seaspan Corp. (Hong Kong)	90,578
4,199	Simpson Manufacturing Co., Inc.	100,818
27,293	Spherion Corp.*	133,463
866	Standard Parking Corp.*	18,671
10,456	Standard Register (The) Co.	92,326
3,955	Standex International Corp.	86,575
777	Stanley, Inc.*	24,266
2,943	Stericycle, Inc.*	175,844
618	Sunpower Corp., Class A*	48,680
5,902	Superior Essex, Inc.*	265,707
3,313	Sykes Enterprises, Inc.*	58,508
3,878	Sypris Solutions, Inc.	14,155
2,787	TAL International Group, Inc.	70,511
1,500	TBS International Ltd., Class A (Bermuda)*	54,810
6,907	Tecumseh Products Co., Class A*	226,204
1,601	Tecumseh Products Co., Class B*	46,413
3,296	Teledyne Technologies, Inc.*	207,318
4,667	TeleTech Holdings, Inc.*	63,471
1,833	Tennant Co.	48,226
8,139	Tetra Tech, Inc.*	233,833
2,025	Textainer Group Holdings Ltd.	37,908

5,198	Thermadyne Holdings Corp.*	$89,354
1,448	Titan International, Inc.	66,912
3,459	Toro (The) Co.	112,590
1,779	TransDigm Group, Inc.*	65,485
5,967	TRC Cos., Inc.*	25,240
6,424	Tredegar Corp.	105,225
2,998	Trex Co., Inc.*	50,486
8,784	Trimas Corp.*	59,995
1,805	Triumph Group, Inc.	95,593
9,668	TrueBlue, Inc.*	145,987
2,240	Ultrapetrol Bahamas Ltd.*	24,954
4,917	Universal Forest Products, Inc.	132,759
2,553	Universal Truckload Services, Inc.*	63,621
3,102	USA Truck, Inc.*	49,570
11,316	UTi Worldwide, Inc. (British Virgin Islands)	205,838
1,143	Valmont Industries, Inc.	122,198
4,327	Viad Corp.	131,887
7,773	Volt Information Sciences, Inc.*	107,812
11,071	Wabash National Corp.	102,960
3,087	Wabtec Corp.	171,329
2,131	Walter Industries, Inc.	223,478
6,152	Waste Connections, Inc.*	223,871
5,594	Waste Services, Inc.*	52,975
4,085	Watsco, Inc.	203,719
2,950	Watson Wyatt Worldwide, Inc., Class A	170,923
5,046	Watts Water Technologies, Inc., Class A	149,059
7,618	Westaff, Inc.*	7,085
2,153	Willis Lease Finance Corp.*	20,023
4,486	Woodward Governor Co.	201,870
8,062	Xerium Technologies, Inc.	37,327
		23,381,291
	Information Technology—15.2%
45,839	3Com Corp.*	86,177
3,669	ACI Worldwide, Inc.*	71,766
3,318	Actel Corp.*	45,623
15,084	Acxiom Corp.	193,679
25,425	Adaptec, Inc.*	92,801
11,638	ADC Telecommunications, Inc.*	110,095
7,827	ADTRAN, Inc.	175,012
3,783	Advanced Energy Industries, Inc.*	52,281
7,227	Agilysys, Inc.	86,724
3,778	Akamai Technologies, Inc.*	88,179
2,190	Ansys, Inc.*	100,477
8,079	Applied Micro Circuits Corp.*	62,693
6,413	Ariba, Inc.*	105,237
18,365	Arris Group, Inc.*	175,753
11,009	Asyst Technologies, Inc.*	47,669
1,249	Atheros Communications, Inc.*	38,719
2,482	ATMI, Inc.*	55,919
5,192	Avid Technology, Inc.*	114,795
7,031	Avocent Corp.*	167,197
13,066	Axcelis Technologies, Inc.*	65,591
1,303	Bel Fuse, Inc., Class B	36,953
3,442	Black Box Corp.	102,227
27,135	Borland Software Corp.*	42,059
10,977	Brightpoint, Inc.*	75,632
16,681	Brocade Communications Systems, Inc.*	112,597
11,676	Brooks Automation, Inc.*	91,190
2,513	Cabot Microelectronics Corp.*	98,108
10,871	CDC Corp., Class A (Hong Kong)*	29,895

4,831	Checkpoint Systems, Inc.*	$101,789
29,656	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China)*	73,547
23,554	Ciber, Inc.*	166,527
6,008	Cirrus Logic, Inc.*	34,125
9,617	CMGI, Inc.*	117,712
1,859	Cogent, Inc.*	18,850
3,629	Cognex Corp.	68,407
6,739	Cognizant Technology Solutions Corp., Class A*	189,164
2,676	Cohu, Inc.	42,602
4,934	CommScope, Inc.*	220,006
1,755	Comtech Telecommunications Corp.*	86,223
1,260	Concur Technologies, Inc.*	51,937
11,358	Conexant Systems, Inc.*	54,178
2,451	CPI International, Inc.*	35,417
5,880	Cree, Inc.*	114,072
8,185	CSG Systems International, Inc.*	145,202
7,136	CTS Corp.	91,769
3,861	Cymer, Inc.*	102,278
9,553	Cypress Semiconductor Corp.*	260,318
2,074	Daktronics, Inc.	37,021
1,658	DealerTrack Holdings, Inc.*	25,832
3,566	Digi International, Inc.*	36,088
2,525	Digital River, Inc.*	100,722
1,957	Diodes, Inc.*	50,823
3,286	Dolby Laboratories, Inc., Class A*	133,707
4,149	DSP Group, Inc.*	29,292
12,322	Dycom Industries, Inc.*	195,550
24,122	EarthLink, Inc.*	217,098
3,368	Electro Scientific Industries, Inc.*	52,676
7,318	Electronics for Imaging, Inc.*	102,525
1,532	EMS Technologies, Inc.*	31,728
8,330	Emulex Corp.*	93,879
19,596	Entegris, Inc.*	124,043
4,524	Epicor Software Corp.*	30,582
3,464	EPIQ Systems, Inc.*	40,460
865	Equinix, Inc.*	70,376
3,188	Euronet Worldwide, Inc.*	51,008
5,366	Exar Corp.*	41,318
15,671	Extreme Networks, Inc.*	45,916
5,243	F5 Networks, Inc.*	152,833
1,346	Factset Research Systems, Inc.	77,624
5,661	Fair Isaac Corp.	126,014
3,433	FEI Co.*	86,683
3,825	FLIR Systems, Inc.*	155,831
5,241	Formfactor, Inc.*	91,193
1,202	Forrester Research, Inc.*	40,507
11,823	Foundry Networks, Inc.*	206,193
2,557	Gartner, Inc.*	62,289
2,362	Genpact Ltd.*	31,320
6,679	Gerber Scientific, Inc.*	79,280
8,676	Gevity HR, Inc.	64,636
9,849	Global Cash Access Holdings, Inc.*	58,996
4,385	Global Payments, Inc.	194,212
5,902	GTSI Corp.*	42,553
1,120	Heartland Payment Systems, Inc.	25,771
465	Hittite Microwave Corp.*	14,843
621	Hughes Communications, Inc.*	27,119
5,672	Hutchinson Technology, Inc.*	84,172
9,303	Hypercom Corp.*	45,213
2,749	i2 Technologies, Inc.*	35,490
7,561	Imation Corp.	144,113
6,514	infoGROUP, Inc.	33,352

2,663	Informatica Corp.*	$43,114
9,593	InfoSpace, Inc.	90,558
3,934	InterDigital, Inc.*	91,308
4,376	Intermec, Inc.*	82,356
2,916	Interwoven, Inc.*	41,057
13,598	Ipass, Inc.*	24,884
1,100	Itron, Inc.*	101,563
2,516	Ixia*	22,040
3,655	IXYS Corp.*	44,737
2,063	j2 Global Communications, Inc.*	49,450
5,999	Jack Henry & Associates, Inc.	129,518
3,072	JDA Software Group, Inc.*	52,439
15,693	JDS Uniphase Corp.*	171,524
4,797	Jupitermedia Corp.*	5,756
21,418	KEMET Corp.*	29,128
13,403	Kulicke & Soffa Industries, Inc.*	85,243
9,424	L-1 Identity Solutions, Inc.*	126,941
25,094	Lattice Semiconductor Corp.*	60,727
10,287	Lawson Software, Inc.*	83,428
2,381	Littelfuse, Inc.*	76,097
4,094	Loral Space & Communications, Inc.*	67,674
6,324	Macrovision Solutions Corp.*	96,125
1,766	Manhattan Associates, Inc.*	43,338
2,890	ManTech International Corp., Class A*	161,378
4,408	Marchex, Inc., Class B	51,221
7,888	MasTec, Inc.*	113,193
5,786	Mattson Technology, Inc.*	26,095
2,051	MAXIMUS, Inc.	76,113
13,904	Mentor Graphics Corp.*	192,988
5,893	Mercury Computer Systems, Inc.*	45,023
12,518	Merix Corp.*	24,786
6,763	Methode Electronics, Inc.	75,678
5,372	Micrel, Inc.	51,141
3,792	MICROS Systems, Inc.*	120,131
4,394	Microsemi Corp.*	114,068
787	MicroStrategy, Inc., Class A*	47,566
6,121	MKS Instruments, Inc.*	126,093
4,700	MSC.Software Corp.*	59,220
1,843	MTS Systems Corp.	77,203
1,204	Multi-Fineline Electronix, Inc.*	32,123
11,407	Nam Tai Electronics, Inc. (Hong Kong)	131,523
3,242	National Instruments Corp.	110,390
4,890	Ness Technologies, Inc.*	60,489
1,694	Net 1 UEPS Technologies, Inc.*	39,945
2,289	NETGEAR, Inc.*	34,678
2,234	NeuStar, Inc., Class A*	46,869
5,863	Newport Corp.*	61,503
27,298	Novell, Inc.*	152,050
7,733	NU Horizons Electronics Corp.*	37,041
6,043	Nuance Communications, Inc.*	93,787
6,271	Omnivision Technologies, Inc.*	68,667
35,838	ON Semiconductor Corp.*	336,518
16,853	Openwave Systems, Inc.*	24,100
2,038	Opnext, Inc.*	11,291
4,165	Orbotech Ltd. (Israel)*	48,980
2,481	OSI Systems, Inc.*	52,275
32,622	Palm, Inc.	214,653
9,160	Parametric Technology Corp.*	177,429
3,078	Park Electrochemical Corp.	77,997
3,404	PC Connection, Inc.*	24,407
13,094	Photronics, Inc.*	55,650
8,217	Planar Systems, Inc.*	17,749

5,528	Plantronics, Inc.	$134,607
5,709	Plexus Corp.*	162,707
18,224	PMC - Sierra, Inc.*	131,942
7,070	Polycom, Inc.*	166,852
36,512	Powerwave Technologies, Inc.*	149,699
3,031	Progress Software Corp.*	89,202
11,848	QLogic Corp.*	223,215
890	Quality Systems, Inc.	29,237
39,344	Quantum Corp.*	64,524
4,242	Quest Software, Inc.*	64,097
5,598	Rackable Systems, Inc.*	70,815
4,499	Radisys Corp.*	52,098
3,166	Rambus, Inc.*	52,429
13,219	RealNetworks, Inc.*	90,815
4,441	Red Hat, Inc.*	94,949
1,686	Renaissance Learning, Inc.	21,446
47,874	RF Micro Devices, Inc.*	156,548
8,668	Richardson Electronics Ltd.	53,742
2,207	Rofin-Sinar Technologies, Inc.*	74,729
1,742	Rogers Corp.*	71,962
4,248	Rudolph Technologies, Inc.*	37,085
24,055	Safeguard Scientifics, Inc.*	32,474
611	Salesforce.com, Inc.*	38,976
3,975	Sapient Corp.*	25,679
4,360	ScanSource, Inc.*	133,808
6,271	Secure Computing Corp.*	24,645
6,191	Semtech Corp.*	90,203
1,544	SI International, Inc.*	28,224
8,926	Silicon Image, Inc.*	62,571
2,295	Silicon Laboratories, Inc.*	75,069
19,456	Silicon Storage Technology, Inc.*	62,065
1,533	SINA Corp. (China)*	69,338
7,191	Sirf Technology Holdings, Inc.*	24,449
17,958	Skyworks Solutions, Inc.*	169,883
9,641	Smart Modular Technologies (WWH), Inc.*	37,696
3,616	Solera Holdings, Inc.*	104,828
4,178	SonicWALL, Inc.*	24,400
16,757	Sonus Networks, Inc.*	60,828
827	SPSS, Inc.*	27,332
4,634	SRA International, Inc., Class A*	101,716
2,172	Standard Microsystems Corp.*	57,601
5,082	Startek, Inc.*	45,840
2,477	STEC, Inc.*	24,770
1,411	Super Micro Computer, Inc.*	11,161
6,883	Sybase, Inc.*	231,337
18,566	Sycamore Networks, Inc.*	64,610
11,407	Symmetricom, Inc.*	55,096
5,612	Symyx Technologies, Inc.*	53,258
1,155	Synaptics, Inc.*	55,694
1,002	Syntel, Inc.	33,016
6,244	Take-Two Interactive Software, Inc.*	142,363
4,157	Technitrol, Inc.	58,281
5,596	Tekelec*	87,242
7,952	Teradata Corp.*	186,236
1,665	Tessco Technologies, Inc.*	24,592
2,104	Tessera Technologies, Inc.*	36,652
10,149	THQ, Inc.*	154,062
19,240	TIBCO Software, Inc.*	157,960
3,190	TNS, Inc.*	72,732
5,630	Trimble Navigation Ltd.*	186,916
16,325	TriQuint Semiconductor, Inc.*	91,910
5,072	TTM Technologies, Inc.*	57,060

7,855	United Online, Inc.	$85,305
4,840	ValueClick, Inc.*	57,596
4,035	Varian Semiconductor Equipment Associates, Inc.*	117,903
2,907	Veeco Instruments, Inc.*	47,326
5,123	Verigy Ltd. (Singapore)*	113,884
3,312	Viasat, Inc.*	76,275
3,056	Vignette Corp.*	34,411
142	Vmware, Inc., Class A*	5,091
2,364	WebMD Health Corp., Class A*	57,209
2,002	Websense, Inc.*	41,782
23,546	Westell Technologies, Inc., Class A*	19,779
6,291	Wind River Systems, Inc.*	73,793
5,877	Wright Express Corp.*	156,034
1,120	Xyratex Ltd. (Bermuda)*	16,598
5,200	Zebra Technologies Corp., Class A*	160,212
2,119	Zones, Inc.*	17,694
6,545	Zoran Corp.*	54,127
		18,991,360
	Materials—5.3%
1,724	AEP Industries, Inc.*	30,067
2,294	AM Castle & Co.	46,431
1,967	AMCOL International Corp.	62,787
4,064	Arch Chemicals, Inc.	130,454
2,672	Brush Engineered Materials, Inc.*	63,941
8,116	Buckeye Technologies, Inc.*	79,131
5,248	Bway Holding Co.*	52,585
2,340	Calgon Carbon Corp.*	44,460
31,862	Caraustar Industries, Inc.*	59,582
1,247	Century Aluminum Co.*	74,097
1,485	CF Industries Holdings, Inc.	242,738
36,152	Chesapeake Corp.*	65,074
3,357	Cleveland-Cliffs, Inc.	363,932
15,197	Coeur d’Alene Mines Corp.*	43,919
1,444	Compass Minerals International, Inc.	109,166
25,398	Constar International, Inc.*	51,812
787	Deltic Timber Corp.	47,905
5,196	Eagle Materials, Inc.	128,913
12,940	Esmark, Inc.*	248,448
13,158	Ferro Corp.	286,318
7,768	GenTek, Inc.*	224,184
32,366	Georgia Gulf Corp.	93,861
9,294	Glatfelter	135,878
7,054	H.B. Fuller Co.	176,350
1,487	Haynes International, Inc.*	70,543
17,082	Headwaters, Inc.*	223,945
3,861	Hecla Mining Co.*	35,444
3,293	Horsehead Holding Corp.*	40,175
4,476	ICO, Inc.*	21,753
4,092	Innophos Holdings, Inc.	120,182
3,965	Innospec, Inc.	70,339
991	Kaiser Aluminum Corp.	52,275
1,705	Koppers Holdings, Inc.	73,673
4,875	Material Sciences Corp.*	36,904
9,864	Mercer International, Inc.*	61,354
2,407	Minerals Technologies, Inc.	155,276
5,537	Myers Industries, Inc.	62,014
2,387	Neenah Paper, Inc.	44,589
1,296	NewMarket Corp.	80,041
3,356	NL Industries, Inc.	33,459
1,630	Olympic Steel, Inc.	82,886

2,050	OM Group, Inc.*	$68,880
15,588	Omnova Solutions, Inc.*	41,932
1,580	Penford Corp.	22,626
28,052	PolyOne Corp.*	210,390
2,017	Quaker Chemical Corp.	60,268
5,482	Rock-Tenn Co., Class A	194,885
1,509	Royal Gold, Inc.	53,841
1,440	RTI International Metals, Inc.*	39,254
2,598	Schnitzer Steel Industries, Inc., Class A	234,444
7,038	Schulman (A.), Inc.	163,493
3,950	Schweitzer-Mauduit International, Inc.	73,510
7,616	Sensient Technologies Corp.	237,010
9,876	Spartech Corp.	99,846
1,226	Stepan Co.	70,323
2,525	Stillwater Mining Co.*	23,988
3,438	Terra Industries, Inc.	185,652
2,768	Texas Industries, Inc.	143,106
4,486	Titanium Metals Corp.	50,512
13,823	Tronox, Inc., Class A	19,214
16,170	Tronox, Inc., Class B	22,638
20,452	U.S. Concrete, Inc.*	82,626
9,122	W.R. Grace & Co.*	235,074
16,002	Wausau Paper Corp.	141,778
1,639	Zoltek Cos., Inc.*	36,582
		6,638,757
	Telecommunication Services—1.6%
6,589	Alaska Communications Systems Group, Inc.	83,944
5,914	Arbinet-thexchange, Inc.	23,656
1,034	Atlantic Tele-Network, Inc.	31,630
5,750	Centennial Communications Corp.*	46,230
50,800	Cincinnati Bell, Inc.*	198,120
1,056	Clearwire Corp., Class A*	10,391
3,843	Consolidated Communications Holdings, Inc.	53,648
4,608	D&E Communications, Inc.	41,057
10,200	Fairpoint Communications, Inc.	70,788
38,221	FiberTower Corp.*	43,190
12,998	General Communication, Inc., Class A*	116,592
1,364	Global Crossing Ltd.*	22,520
3,470	Globalstar, Inc.*	9,612
3,783	IDT Corp.*	5,977
21,871	IDT Corp., Class B*	38,712
4,991	Iowa Telecommunications Services, Inc.	92,533
2,792	iPCS, Inc.*	75,105
27,554	Kratos Defense & Security Solutions, Inc.*	50,148
8,708	MetroPCS Communications, Inc.*	144,814
955	Millicom International Cellular S.A. (Luxembourg)*	73,898
2,873	NTELOS Holdings Corp.	68,693
6,527	Premiere Global Services, Inc.*	98,623
1,017	Rural Cellular Corp., Class A*	45,724
2,950	SBA Communications Corp., Class A*	111,776
5,693	SureWest Communications	49,700
4,810	Syniverse Holdings, Inc.*	77,922
11,689	tw telecom, Inc.*	186,790
14,196	USA Mobility, Inc.	115,272
7,482	Virgin Mobile USA, Inc., Class A*	20,426
		2,007,491
	Utilities—2.0%
2,508	American States Water Co.	90,589

2,722	California Water Service Group	$100,006
2,479	Central Vermont Public Service Corp.	54,637
4,922	CH Energy Group, Inc.	178,423
1,312	Chesapeake Utilities Corp.	37,510
8,679	El Paso Electric Co.*	179,308
7,054	Empire District Electric (The) Co.	143,972
767	EnergySouth, Inc.	46,473
2,000	ITC Holdings Corp.	104,240
5,791	Laclede Group (The), Inc.	245,596
4,033	MGE Energy, Inc.	141,599
1,765	Middlesex Water Co.	30,340
4,739	Northwest Natural Gas Co.	214,440
7,378	NorthWestern Corp.	182,753
644	Ormat Technologies, Inc.	30,925
5,382	Otter Tail Corp.	244,020
1,430	SJW Corp.	37,051
4,359	South Jersey Industries, Inc.	162,591
3,171	Southwest Water Co.	34,215
6,893	UIL Holdings Corp.	215,613
1,537	Unitil Corp.	42,698
		2,516,999
	Total Common Stocks and Other Equity Interests
	(Cost $142,844,532)	124,743,426

	Rights—0.0%
1,618	PGT Rights, expiring 09/04/08* (+)	388

	Money Market Fund—0.1%
82,274	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $82,274)	82,274

	Total Investments
	(Cost $142,926,806)(a)—100.0%	124,826,088
	Other assets less liabilities—0.0%	52,812

	Net Assets—100.0%	$124,878,900

REIT Real Estate Investment Trust
* Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $5,027, which represented less than 0.01% of the Fund’s Net Assets.

(a)  At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $143,962,612.  The net unrealized depreciation was $19,136,524 which consisted of aggregate gross unrealized appreciation of $9,930,410 and aggregate gross unrealized depreciation of $29,066,934.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Electric - Generation—2.2%
14,265	AES (The) Corp. *	$230,237

	Electric - Integrated—79.7%
1,154	Allegheny Energy, Inc.	55,854
817	ALLETE, Inc.	34,772
2,630	Alliant Energy Corp.	84,765
5,815	Ameren Corp.	238,938
9,916	American Electric Power Co., Inc.	391,682
1,532	Avista Corp.	34,654
800	Black Hills Corp.	25,816
10,466	CenterPoint Energy, Inc.	165,049
1,236	Cleco Corp.	31,061
6,617	CMS Energy Corp.	89,330
7,547	Consolidated Edison, Inc.	299,616
2,313	Constellation Energy Group, Inc.	192,349
13,027	Dominion Resources, Inc.	575,532
1,592	DPL, Inc.	40,405
5,367	DTE Energy Co.	219,940
41,288	Duke Energy Corp.	725,843
5,587	Edison International	270,076
4,417	Energy East Corp.	110,381
2,836	Entergy Corp.	303,225
7,167	Exelon Corp.	563,469
5,691	FirstEnergy Corp.	418,573
5,777	FPL Group, Inc.	372,790
3,227	Great Plains Energy, Inc.	81,514
2,477	Hawaiian Electric Industries, Inc.	61,281
1,169	IDACORP, Inc.	34,848
1,473	Integrys Energy Group, Inc.	75,211
3,957	Northeast Utilities	99,558
2,646	NSTAR	84,302
5,810	Pepco Holdings, Inc.	144,901
8,390	PG&E Corp.	323,267
3,280	Pinnacle West Capital Corp.	110,110
3,724	PNM Resources, Inc.	43,608
1,786	Portland General Electric Co.	41,953
4,742	PPL Corp.	222,684
7,872	Progress Energy, Inc.	333,064
7,313	Public Service Enterprise Group, Inc.	305,683
3,118	Puget Energy, Inc.	85,870
2,942	SCANA Corp.	106,471
4,332	Sierra Pacific Resources	49,125
15,783	Southern Co.	558,559
6,019	TECO Energy, Inc.	111,652
1,213	Unisource Energy Corp.	37,057
2,495	Westar Energy, Inc.	55,090
2,188	Wisconsin Energy Corp.	98,723
12,311	Xcel Energy, Inc.	246,959
		8,555,610

	Gas - Distribution—9.2%
1,643	AGL Resources, Inc.	$56,782
2,937	Atmos Energy Corp.	77,742
580	Energen Corp.	34,916
1,189	New Jersey Resources Corp.	40,533
1,550	Nicor, Inc.	61,721
10,846	NiSource, Inc.	185,250
1,513	Piedmont Natural Gas Co., Inc.	40,518
4,175	Sempra Energy	234,469
1,484	Southern Union Co.	38,762
1,318	Southwest Gas Corp.	38,090
2,620	UGI Corp.	70,897
1,948	Vectren Corp.	56,882
1,472	WGL Holdings, Inc.	50,828
		987,390
	Independent Power Producer—3.0%
6,613	Dynegy, Inc., Class A *	44,505
2,232	Mirant Corp. *	68,322
2,808	NRG Energy, Inc. *	101,902
6,045	Reliant Energy, Inc. *	109,475
		324,204
	Oil Companies - Exploration & Production—1.0%
787	Equitable Resources, Inc.	41,121
1,254	Questar Corp.	66,311
		107,432
	Pipelines—4.6%
1,315	National Fuel Gas Co.	65,474
2,167	ONEOK, Inc.	98,555
5,611	Spectra Energy Corp.	152,451
5,489	Williams Cos., Inc.	175,922
		492,402
	Water—0.2%
1,503	Aqua America, Inc.	23,823

	Total Common Stocks
	(Cost $11,389,361)	10,721,098

	Money Market Fund—1.3%
142,500	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $142,500)	142,500

	Total Investments
	(Cost $11,531,861)(a)—101.2%	10,863,598
	Liabilities in excess of other assets—(1.2%)	(130,404)

	Net Assets—100.0%	$10,733,194

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,531,861. The net unrealized depreciation was $668,263 which consisted of aggregate gross unrealized appreciation of $170,869 and aggregate gross unrealized depreciation of $839,132.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Agricultural Chemicals—10.2%
9,099	CF Industries Holdings, Inc.	$1,487,323
9,777	Monsanto Co.	1,164,538
9,940	Mosaic (The) Co. *	1,264,467
15,573	Terra Industries, Inc.	840,942
		4,757,270
	Alternative Waste Technology—1.6%
38,343	Calgon Carbon Corp. *	728,517

	Chemicals - Diversified—15.5%
13,952	Celanese Corp., Series A	537,571
30,833	Dow Chemical (The) Co.	1,027,047
26,000	E.I. du Pont de Nemours & Co.	1,139,060
9,184	FMC Corp.	683,014
27,597	Innospec, Inc.	489,571
30,197	Olin Corp.	898,059
18,503	Rockwood Holdings, Inc. *	705,889
23,076	Rohm & Haas Co.	1,730,700
		7,210,911
	Chemicals - Plastics—1.4%
87,783	PolyOne Corp. *	658,373

	Chemicals - Specialty—20.4%
15,279	Albemarle Corp.	594,811
12,660	Ashland, Inc.	528,808
77,828	Chemtura Corp.	507,439
10,758	Cytec Industries, Inc.	581,577
8,869	Eastman Chemical Co.	531,785
27,320	H.B. Fuller Co.	683,000
32,934	Hercules, Inc.	660,327
12,111	Lubrizol (The) Corp.	603,128
9,761	Minerals Technologies, Inc.	629,682
8,681	NewMarket Corp.	536,139
15,626	OM Group, Inc. *	525,034
21,604	Sensient Technologies Corp.	672,316
21,199	Sigma-Aldrich Corp.	1,287,627
21,749	Valhi, Inc.	497,182
25,090	W.R. Grace & Co. *	646,569
		9,485,424
	Coatings/Paint—1.2%
27,698	RPM International, Inc.	567,809

	Containers - Metal/Glass—7.3%
12,513	Ball Corp.	557,830
23,551	Crown Holdings, Inc. *	660,135

10,135	Greif, Inc., Class A	$616,613
21,769	Owens-Illinois, Inc. *	919,522
11,872	Silgan Holdings, Inc.	627,079
		3,381,179
	Containers - Paper/Plastic—5.7%
25,543	Bemis Co., Inc.	719,291
26,092	Packaging Corp. of America	665,868
27,892	Sealed Air Corp.	605,256
19,626	Sonoco Products Co.	640,200
		2,630,615
	Diversified Manufacturing Operations—1.5%
15,735	Koppers Holdings, Inc.	679,909

	Gold Mining—2.7%
26,207	Newmont Mining Corp.	1,256,888

	Industrial Gases—6.6%
12,222	Air Products & Chemicals, Inc.	1,163,657
11,483	Airgas, Inc.	657,746
13,104	Praxair, Inc.	1,228,238
		3,049,641
	Metal - Copper—2.0%
33,901	Southern Copper Corp.	941,770

	Metal - Diversified—2.2%
10,765	Freeport-McMoRan Copper & Gold, Inc., Class B	1,041,514

	Miscellaneous Manufacturing—2.5%
15,193	AptarGroup, Inc.	587,969
59,082	NL Industries, Inc.	589,048
		1,177,017
	Non-Ferrous Metals—1.3%
48,359	Horsehead Holding Corp. *	589,980

	Paper & Related Products—5.6%
43,610	Glatfelter	637,578
45,762	International Paper Co.	1,268,523
19,037	Rock-Tenn Co., Class A	676,765
		2,582,866
	Quarrying—1.5%
9,307	Compass Minerals International, Inc.	703,609

	Steel - Producers—10.8%
9,570	AK Steel Holding Corp.	607,695
12,309	Carpenter Technology Corp.	476,358
16,653	Nucor Corp.	952,885
9,996	Reliance Steel & Aluminum Co.	631,347
6,785	Schnitzer Steel Industries, Inc., Class A	612,278
18,821	Steel Dynamics, Inc.	596,249

7,212	United States Steel Corp.	$1,156,517
		5,033,329
	Total Common Stocks
	(Cost $44,902,914)	46,476,621

	Money Market Fund—0.2%
113,337	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $113,337)	113,337

	Total Investments
	(Cost $45,016,251)(a)—100.2%	46,589,958
	Liabilities in excess of other assets—(0.2%)	(114,568)

	Net Assets—100.0%	$46,475,390

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $45,025,522. The net unrealized appreciation was $1,564,436 which consisted of aggregate gross unrealized appreciation of $4,483,826 and aggregate gross unrealized depreciation of $2,919,390.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.4%
	Advertising—2.4%
5,726	Omnicom Group, Inc.	$244,443

	Apparel—9.6%
7,730	Coach, Inc.*	197,192
4,104	NIKE, Inc., Class B	240,823
8,314	Timberland (The) Co., Class A*	119,223
3,707	V.F. Corp.	265,346
5,331	Wolverine World Wide, Inc.	142,498
		965,082
	Auto Parts & Equipment—9.2%
6,835	ATC Technology Corp.*	171,695
2,801	Autoliv, Inc.	109,351
2,959	BorgWarner, Inc.	119,307
11,042	Goodyear Tire & Rubber (The) Co.*	216,755
5,944	Lear Corp.*	85,653
6,134	TRW Automotive Holdings Corp.*	113,786
37,884	Visteon Corp.*	107,969
		924,516
	Commercial Services—10.4%
6,835	Aaron Rents, Inc.	187,758
3,069	Arbitron, Inc.	144,243
5,557	Interactive Data Corp.	160,042
3,644	Pre-Paid Legal Services, Inc.*	153,121
7,296	Rent-A-Center, Inc.*	154,675
766	Strayer Education, Inc.	170,588
9,631	Valassis Communications, Inc.*	84,945
		1,055,372
	Entertainment—1.4%
4,848	DreamWorks Animation SKG, Inc., Class A*	143,986

	Hand/Machine Tools—2.8%
2,473	Snap-On, Inc.	139,205
3,151	Stanley Works (The)	140,157
		279,362
	Home Builders—1.5%
272	NVR, Inc.*	150,231

	Home Furnishings—1.3%
10,886	Furniture Brands International, Inc.	129,217

	Household Products/Wares—2.7%
7,865	Blyth, Inc.	114,436

3,997	Tupperware Brands Corp.	$155,883
		270,319
	Internet—2.5%
18,485	1-800-FLOWERS.COM, Inc., Class A*	101,852
5,041	NetFlix, Inc.*	155,717
		257,569
	Leisure Time—1.1%
4,131	WMS Industries, Inc.*	116,412

	Media—13.4%
13,003	CBS Corp., Class B	212,729
9,985	DIRECTV Group (The), Inc.*	269,794
26,006	E.W. Scripps Co., Class A	179,962
15,633	News Corp., Class A	220,894
7,833	Viacom, Inc., Class B*	218,776
8,351	Walt Disney (The) Co.	253,452
		1,355,607
	Miscellaneous Manufacturing—3.1%
3,215	Matthews International Corp., Class A	160,460
6,893	Movado Group, Inc.	148,200
		308,660
	Retail—36.5%
3,799	Advance Auto Parts, Inc.	156,101
4,380	Aeropostale, Inc.*	141,255
8,400	American Eagle Outfitters, Inc.	117,600
2,218	AutoZone, Inc.*	288,982
6,009	Best Buy Co., Inc.	238,677
4,927	Big Lots, Inc.*	150,076
5,361	Burger King Holdings, Inc.	143,836
9,749	Cato (The) Corp., Class A	174,410
4,236	CEC Entertainment, Inc.*	147,667
4,147	Dollar Tree, Inc.*	155,513
9,894	Dress Barn (The), Inc.*	159,590
7,151	Family Dollar Stores, Inc.	166,618
15,374	Gap (The), Inc.	247,829
3,316	Gymboree Corp.*	124,018
4,730	McDonald’s Corp.	282,807
5,200	Papa John’s International, Inc.*	147,108
10,447	RadioShack Corp.	174,256
5,045	Regis Corp.	141,210
4,180	Ross Stores, Inc.	158,673
3,122	Tiffany & Co.	117,980
7,067	Yum! Brands, Inc.	253,140
		3,687,346
	Toys/Games/Hobbies—1.5%
4,498	Marvel Entertainment, Inc.*	156,081

	Total Common Stocks
	(Cost $11,250,958)	10,044,203

	Money Market Fund—0.7%
69,592	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $69,592)	$69,592

	Total Investments (Cost $11,320,550)(a)—100.1%	10,113,795
	Liabilities in excess of other assets—(0.1%)	(13,324)

	Net Assets—100.0%	$10,100,471

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,351,429. The net    unrealized depreciation was $1,237,634 which consisted of aggregate gross unrealized appreciation of $218,500 and aggregate gross unrealized depreciation of $1,456,134.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Agriculture—10.7%
61,480	Alliance One International, Inc. *	$274,816
30,431	Altria Group, Inc.	619,271
17,063	Archer-Daniels-Midland Co.	488,514
3,095	Bunge Ltd.	306,157
5,092	Lorillard, Inc. *	341,724
6,728	Reynolds American, Inc.	375,624
6,690	UST, Inc.	351,961
		2,758,067
	Beverages—14.3%
11,789	Anheuser-Busch Cos., Inc.	798,822
4,915	Brown-Forman Corp., Class B	353,683
11,831	Coca-Cola (The) Co.	609,297
7,144	Coca-Cola Bottling Co. Consolidated	240,253
6,371	Molson Coors Brewing Co., Class B	343,843
11,397	Pepsi Bottling Group (The), Inc.	317,406
15,162	PepsiAmericas, Inc.	358,885
9,918	PepsiCo, Inc.	660,142
		3,682,331
	Cosmetics/Personal Care—12.4%
13,980	Alberto-Culver Co.	375,083
9,460	Avon Products, Inc.	401,104
5,940	Chattem, Inc. *	382,952
9,110	Colgate-Palmolive Co.	676,600
7,763	Estee Lauder (The) Cos., Class A	342,348
22,020	Inter Parfums, Inc.	329,860
10,256	Procter & Gamble (The) Co.	671,563
		3,179,510
	Environmental Control—1.4%
22,935	Darling International, Inc. *	371,088

	Food—41.8%
11,843	Cal-Maine Foods, Inc.	448,850
11,037	Campbell Soup Co.	401,526
15,181	Chiquita Brands International, Inc. *	233,028
15,669	ConAgra Foods, Inc.	339,704
7,860	Corn Products International, Inc.	365,569
42,422	Del Monte Foods Co.	360,163
13,135	Flowers Foods, Inc.	394,969
12,508	Fresh Del Monte Produce, Inc. *	263,669
10,718	General Mills, Inc.	690,132
7,404	H.J. Heinz Co.	373,013
9,777	Hormel Foods Corp.	353,634
6,999	J.M. Smucker (The) Co.	341,131
13,075	Kellogg Co.	693,760
20,856	Kraft Foods, Inc., Class A	663,638
24,508	Kroger (The) Co.	693,086

11,276	Lancaster Colony Corp.	$366,583
9,832	McCormick & Co., Inc.	394,263
9,663	Nash Finch Co.	381,399
6,159	Ralcorp Holdings, Inc. *	332,340
10,399	Ruddick Corp.	321,953
11,593	Safeway, Inc.	309,765
26,814	Sara Lee Corp.	366,279
206	Seaboard Corp.	370,800
10,536	SUPERVALU, Inc.	269,932
21,951	Sysco Corp.	622,530
10,707	Weis Markets, Inc.	406,759
		10,758,475
	Household Products/Wares—6.5%
6,491	Church & Dwight Co., Inc.	356,161
10,618	Kimberly-Clark Corp.	614,039
33,868	Prestige Brands Holdings, Inc. *	335,971
10,667	WD-40 Co.	364,491
		1,670,662
	Pharmaceuticals—1.5%
11,313	NBTY, Inc. *	390,185

	Retail—11.6%
9,356	BJ’s Wholesale Club, Inc. *	351,131
15,832	CVS Caremark Corp.	577,868
7,792	Longs Drug Stores Corp.	364,276
21,557	Nu Skin Enterprises, Inc., Class A	348,361
18,806	Walgreen Co.	645,798
11,732	Wal-Mart Stores, Inc.	687,730
		2,975,164
	Total Common Stocks
	(Cost $26,729,495)	25,785,482

	Money Market Fund—0.5%
134,452	Goldman Sachs Financial Square Prime Obligations Institutional Shares Class
	(Cost $134,452)	134,452

	Total Investments (Cost $26,863,947)(a)—100.7%	25,919,934
	Liabilities in excess of other assets—(0.7%)	(189,619)

	Net Assets—100.0%	$25,730,315

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $26,876,414. The net unrealized depreciation was $956,480 which consisted of aggregate gross unrealized appreciation of $899,408 and aggregate gross unrealized depreciation of $1,855,888.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Coal—6.5%
20,839	Alliance Holdings GP LP	$610,791
7,105	Alpha Natural Resources, Inc.*	703,040
8,697	Foundation Coal Holdings, Inc.	516,602
8,981	Massey Energy Co.	666,839
		2,497,272
	Energy - Alternate Sources—1.5%
20,750	Covanta Holding Corp.*	583,905

	Gas - Distribution—13.3%
7,743	Energen Corp.	466,129
14,509	Laclede Group (The), Inc.	615,326
14,214	Nicor, Inc.	566,001
12,730	Northwest Natural Gas Co.	576,033
21,471	Piedmont Natural Gas Co., Inc.	574,993
15,173	South Jersey Industries, Inc.	565,953
18,614	Southwest Gas Corp.	537,945
21,511	UGI Corp.	582,088
16,634	WGL Holdings, Inc.	574,372
		5,058,840
	Oil Components - Exploration & Production—31.7%
14,193	Anadarko Petroleum Corp.	821,917
7,937	Apache Corp.	890,292
10,748	Berry Petroleum Co., Class A	462,594
23,708	Bois d’Arc Energy, Inc.*	519,205
9,633	Cabot Oil & Gas Corp.	423,948
8,517	Cimarex Energy Co.	443,821
6,156	Clayton Williams Energy, Inc.*	573,739
17,055	Denbury Resources, Inc.*	479,928
9,177	Devon Energy Corp.	870,806
8,690	Encore Acquisition Co. (Canada)*	537,650
100,237	Gran Tierra Energy, Inc.*	508,202
18,182	McMoRan Exploration Co.*	487,823
10,919	Noble Energy, Inc.	806,587
11,574	Occidental Petroleum Corp.	912,377
16,568	Questar Corp.	876,116
21,551	Rosetta Resources, Inc.*	509,035
11,389	St. Mary Land & Exploration Co.	484,716
8,588	Stone Energy Corp.*	438,160
10,408	W&T Offshore, Inc.	460,658
6,205	Whiting Petroleum Corp.*	581,222
		12,088,796
	Oil Components - Integrated—12.0%
10,731	Chevron Corp.	907,413
11,429	ConocoPhillips	932,835
11,988	Exxon Mobil Corp.	964,195

8,664	Hess Corp.	$878,530
11,484	Murphy Oil Corp.	915,619
		4,598,592
	Oil Field Machinery & Equipment—5.9%
19,989	Cameron International Corp.*	954,675
20,250	Complete Production Services, Inc.*	644,760
7,275	Lufkin Industries, Inc.	648,930
		2,248,365
	Oil & Gas Drilling—10.8%
14,813	ENSCO International, Inc.	1,024,172
74,122	Grey Wolf, Inc.*	633,002
9,264	Helmerich & Payne, Inc.	547,780
16,852	Noble Corp.	874,113
18,436	Patterson-UTI Energy, Inc.	523,951
7,568	Unit Corp.*	511,218
		4,114,236
	Oil - Field Services—10.8%
21,902	Halliburton Co.	981,648
33,625	Key Energy Services, Inc.*	540,018
82,322	Newpark Resources, Inc.*	602,597
9,934	Oil States International, Inc.*	545,178
6,523	SEACOR Holdings, Inc.*	545,779
10,810	Superior Energy Services, Inc.*	512,718
15,118	Trico Marine Services, Inc.*	385,811
		4,113,749
	Pipelines—6.3%
9,623	National Fuel Gas Co.	479,129
9,462	ONEOK Partners LP	512,178
11,594	ONEOK, Inc.	527,295
27,971	Williams Cos., Inc.	896,471
		2,415,073
	Transportation - Marine—1.3%
8,494	Tidewater, Inc.	509,130

	Total Common Stocks
	(Cost $35,557,173)	38,227,958

	Money Market Fund—0.4%
157,226	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $157,226)	157,226

	Total Investments (Cost $35,714,399)(a)—100.5%	38,385,184
	Liabilities in excess of other assets—(0.5%)	(191,988)

	Net Assets—100.0%	$38,193,196

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $35,732,513. The net unrealized appreciation was $2,652,671 which consisted of aggregate gross unrealized appreciation of $4,406,501 and aggregate gross unrealized depreciation of $1,753,830.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Commerical Banks - Central U.S.—7.2%
7,297	BancFirst Corp.	$344,784
7,215	Commerce Bancshares, Inc.	314,790
5,669	Cullen/Frost Bankers, Inc.	298,983
12,506	International Bancshares Corp.	307,648
6,074	UMB Financial Corp.	334,495
		1,600,700
	Commerical Banks - Eastern U.S.—2.9%
13,133	Community Bank System, Inc.	309,939
12,924	NBT Bancorp, Inc.	320,386
		630,325
	Commerical Banks - Southern U.S.—1.5%
7,366	City Holding Co.	327,640

	Commerical Banks - Western U.S.—5.8%
5,858	Bank of Hawaii Corp.	295,185
29,895	CVB Financial Corp.	338,411
6,183	SVB Financial Group*	356,079
5,710	Westamerica Bancorp	296,920
		1,286,595
	Data Processing/Management—1.4%
13,138	SEI Investments Co.	302,568

	Diversified Financial Services—1.9%
4,204	IntercontinentalExchange, Inc.*	419,559

	Fiduciary Banks—5.3%
7,644	Northern Trust Corp.	597,531
8,067	State Street Corp.	577,920
		1,175,451
	Finance - Consumer Loans—1.1%
7,166	World Acceptance Corp.*	234,758

	Finance - Investment Banker—6.8%
7,527	Investment Technology Group, Inc.*	223,853
17,793	Knight Capital Group Inc., Class A*	291,627
13,874	optionsXpress Holdings, Inc.	344,214
32,080	TD Ameritrade Holding Corp.*	638,713
		1,498,407

	Insurance Brokers—3.8%
12,311	AON Corp.	$563,844
8,844	Willis Group Holdings Ltd. (United Kingdom)	276,552
		840,396
	Investment Management/Advisory Services—5.0%
12,293	Ameriprise Financial, Inc.	522,453
5,740	Franklin Resources, Inc.	577,501
		1,099,954
	Life/Health Insurance—8.6%
8,654	Aflac, Inc.	481,249
7,777	Prudential Financial, Inc.	536,379
6,163	Reinsurance Group of America, Inc.	306,301
5,763	StanCorp Financial Group, Inc.	284,635
4,998	Torchmark Corp.	290,134
		1,898,698
	Multi-line Insurance—15.5%
9,671	ACE Ltd.	490,320
11,405	Allstate (The) Corp.	527,138
10,627	American Financial Group, Inc.	307,864
4,658	Assurant, Inc.	280,039
6,874	Hanover Insurance Group (The), Inc.	295,032
19,453	Horace Mann Educators Corp.	269,619
11,720	Loews Corp.	522,243
9,678	MetLife, Inc.	491,352
8,781	United Fire & Casualty Co.	238,580
		3,422,187
	Property/Casualty Insurances—27.6%
6,962	American Physicians Capital, Inc.	346,568
4,504	Arch Capital Group Ltd.*	314,064
10,807	Chubb (The) Corp.	519,168
21,660	CNA Surety Corp.*	281,363
16,600	Employers Holdings, Inc.	295,812
8,123	Harleysville Group, Inc.	289,422
783	Markel Corp.*	284,229
6,276	Navigators Group (The), Inc.*	298,487
8,507	Philadelphia Consolidated Holding Co.*	497,234
6,186	ProAssurance Corp.*	302,743
28,961	Progressive (The) Corp.	586,459
6,197	RLI Corp.	338,480
8,197	Safety Insurance Group, Inc.	348,127
14,483	Selective Insurance Group, Inc.	312,833
11,664	Travelers (The) Cos., Inc.	514,616
21,750	United America Indemnity Ltd., Class A*	283,403
11,698	W.R. Berkley Corp.	276,307
		6,089,315

	Reinsurance—5.8%
11,158	IPC Holdings Ltd.	$358,172
8,441	Odyssey Re Holdings Corp. (Canada)	329,790
4,300	PartnerRe Ltd.	302,376
4,902	Transatlantic Holdings, Inc.	284,022
		1,274,360

	Total Common Stocks (Cost $23,318,057)	22,100,913

	Money Market Fund—0.8%
177,726	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $177,726)	177,726

	Total Investments (Cost $23,495,783)(a)—101.0%	22,278,639
	Liabilities in excess of other assets—(1.0%)	(213,765)

	Net Assets—100.0%	$22,064,874

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $23,520,073.  The net unrealized deprecation was $1,241,434 which consisted of aggregate gross unrealized appreciation of $677,270 and aggregate gross unrealized depreciation of $1,918,704.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Biotechnology—9.9%
17,346	Bio-Rad Laboratories, Inc., Class A *	$1,545,529
24,145	Charles River Laboratories International, Inc. *	1,604,677
40,151	Genentech, Inc. (Switzerland) *	3,824,382
51,438	Gilead Sciences, Inc. *	2,776,623
33,771	Invitrogen Corp. *	1,497,744
		11,248,955
	Commercial Services—9.8%
89,150	AMN Healthcare Services, Inc. *	1,684,935
66,586	Emergency Medical Services Corp., Class A *	1,799,154
25,951	Landauer, Inc.	1,669,428
49,358	McKesson Corp.	2,763,555
63,119	PAREXEL International Corp. *	1,844,968
35,108	Pharmaceutical Product Development, Inc.	1,339,019
		11,101,059
	Distribution/Wholesale—1.3%
32,690	Owens & Minor, Inc.	1,501,125

	Electronics—5.4%
23,158	Analogic Corp.	1,694,703
44,652	Applied Biosystems, Inc.	1,648,998
21,285	Dionex Corp. *	1,479,733
27,971	Varian, Inc. *	1,381,767
		6,205,201
	Healthcare - Products—30.1%
46,572	Baxter International, Inc.	3,195,304
22,368	Beckman Coulter, Inc.	1,618,101
33,694	Becton, Dickinson & Co.	2,860,958
31,201	C.R. Bard, Inc.	2,896,701
58,153	Conmed Corp. *	1,767,270
38,286	DENTSPLY International, Inc.	1,541,012
26,895	Edwards Lifesciences Corp. *	1,685,779
27,258	Gen-Probe, Inc. *	1,453,397
27,855	Henry Schein, Inc. *	1,491,914
50,475	Hill-Rom Holdings, Inc.	1,417,843
85,374	Invacare Corp.	2,008,850
42,636	Johnson & Johnson	2,919,287
35,738	Kinetic Concepts, Inc. *	1,249,043
52,918	Meridian Bioscience, Inc.	1,376,397
69,829	St. Jude Medical, Inc. *	3,252,634

19,772	Techne Corp. *	$1,572,269
32,649	Varian Medical Systems, Inc. *	1,958,940
		34,265,699
	Healthcare - Services—19.9%
60,338	Aetna, Inc.	2,474,462
56,216	AMERIGROUP Corp. *	1,427,886
56,896	AmSurg Corp. *	1,524,813
73,524	Centene Corp. *	1,640,320
29,917	DaVita, Inc. *	1,670,865
200,014	Health Management Associates, Inc., Class A *	1,230,086
83,536	Healthspring, Inc. *	1,624,775
55,740	Humana, Inc. *	2,447,544
56,256	Kindred Healthcare, Inc. *	1,517,224
48,518	LifePoint Hospitals, Inc. *	1,389,070
38,561	Magellan Health Services, Inc. *	1,609,922
81,390	Res-Care, Inc. *	1,494,320
23,879	Universal Health Services, Inc., Class B	1,447,545
28,128	WellCare Health Plans, Inc. *	1,106,274
		22,605,106
	Internet—1.2%
97,068	eResearch Technology, Inc. *	1,413,310

	Pharmaceuticals—21.1%
50,498	Abbott Laboratories	2,845,057
68,849	AmerisourceBergen Corp.	2,882,708
59,109	Eli Lilly & Co.	2,784,625
39,461	Express Scripts, Inc. *	2,783,579
79,240	Forest Laboratories, Inc. *	2,813,812
62,059	K-V Pharmaceutical Co., Class A *	1,271,589
65,269	Medicis Pharmaceutical Corp., Class A	1,198,339
73,037	Merck & Co., Inc.	2,402,917
42,396	Perrigo Co.	1,493,611
161,846	ViroPharma, Inc. *	1,992,324
89,304	Warner Chilcott Ltd., Class A *	1,510,131
		23,978,692
	Software—1.3%
34,210	Cerner Corp. *	1,527,819

	Total Investments (Cost $115,267,367)(a) —100.0%	113,846,966
	Liabilities in excess of other assets—(0.0%)	(9,839)

	Net Assets—100.0%	$113,837,127

*	Non-income producing security.

(a)

At July 13, 2008, the aggregate cost of investments for Federal income tax purposes was $115,465,195.  The net unrealized deprecation was $1,618,229 which consisted of aggregate gross unrealized appreciation of $6,376,565 and aggregate gross unrealized depreciation of $7,994,794.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Aerospace/Defense—12.0%
6,824	Alliant Techsystems, Inc. *	$675,508
11,963	Esterline Technologies Corp. *	583,555
20,960	Goodrich Corp.	1,029,974
12,649	L-3 Communications Holdings, Inc.	1,248,331
18,001	Northrop Grumman Corp.	1,213,087
21,270	Raytheon Co.	1,210,901
		5,961,356
	Commercial Services—14.8%
26,538	Administaff, Inc.	761,906
16,047	Advisory Board (The) Co. *	615,402
25,997	CDI Corp.	535,018
36,917	First Advantage Corp., Class A *	559,662
12,336	FTI Consulting, Inc. *	877,830
36,771	Navigant Consulting, Inc. *	679,528
41,376	R.R. Donnelley & Sons Co.	1,104,739
30,144	Robert Half International, Inc.	762,342
22,467	Viad Corp.	684,794
12,652	Watson Wyatt Worldwide, Inc.	733,057
		7,314,278
	Distribution/Wholesale—1.3%
16,722	WESCO International, Inc. *	629,583

	Electrical Components & Equipment—3.6%
23,346	Emerson Electric Co.	1,136,950
28,067	GrafTech International Ltd. *	658,171
		1,795,121
	Electronics—3.3%
12,524	Axsys Technologies, Inc. *	919,762
19,140	Brady Corp., Class A	701,864
		1,621,626
	Engineering & Construction—8.5%
25,245	EMCOR Group, Inc. *	760,379
22,714	Exponent Inc. *	693,686
14,330	Jacobs Engineering Group, Inc. *	1,108,282
21,348	KBR, Inc.	608,418
21,898	McDermott International, Inc. *	1,043,878
		4,214,643

	Environmental Control—9.8%
55,005	Allied Waste Industries, Inc. *	$665,561
25,799	American Ecology Corp.	812,926
41,252	Republic Services, Inc.	1,340,690
12,709	Stericycle, Inc. *	759,363
35,813	Waste Management, Inc.	1,272,794
		4,851,334
	Hand/Machine Tools—1.5%
8,983	Lincoln Electric Holdings, Inc.	721,784

	Iron/Steel—1.2%
11,402	Olympic Steel, Inc.	579,792

	Machinery - Diversified—6.5%
26,876	Applied Industrial Technologies, Inc.	718,127
16,702	Deere & Co.	1,171,812
13,965	Gardner Denver, Inc. *	636,804
21,225	Tecumseh Products Co., Class A *	695,119
		3,221,862
	Miscellaneous Manufacturing—15.5%
20,497	A.O. Smith Corp.	813,731
13,915	Acuity Brands, Inc.	568,567
52,887	Blount International, Inc. *	599,210
10,223	Brink’s (The) Co.	704,978
17,180	Ceradyne, Inc. *	796,293
18,477	EnPro Industries, Inc. *	665,357
11,702	Harsco Corp.	633,078
22,783	Honeywell International, Inc.	1,158,288
16,043	Parker Hannifin Corp.	989,532
19,629	Raven Industries, Inc.	746,883
		7,675,917
	Retail—1.0%
45,794	Rush Enterprises, Inc., Class A *	517,014

	Textiles—1.4%
25,098	Cintas Corp.	713,787

	Transportation—19.8%
19,939	Arkansas Best Corp.	740,534
12,015	Burlington Northern Santa Fe Corp.	1,251,122
21,060	C.H. Robinson Worldwide, Inc.	1,015,092
15,179	Con-way, Inc.	767,450
19,669	CSX Corp.	1,329,232
20,536	HUB Group, Inc., Class A *	798,029
13,312	Kirby Corp. *	635,249
13,299	Landstar System, Inc.	672,663
24,550	Old Dominion Freight Line, Inc. *	900,985
32,989	Pacer International, Inc.	783,159
39,120	Werner Enterprises, Inc.	931,447
		9,824,962

	Total Common Stocks (Cost $52,322,267)	$49,643,059

	Money Market Fund—0.3%
168,990	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $168,990)	168,990

	Total Investments (Cost $52,491,257)(a) —100.5%	49,812,049
	Liabilities in excess of other assets—(0.5%)	(212,283)

	Net Assets—100.0%	$49,599,766

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $52,501,605. The net unrealized depreciation was $2,689,556 which consisted of aggregate gross unrealized appreciation of $1,573,522 and aggregate gross unrealized depreciation of $4,263,078.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Commercial Services—10.1%
40,292	Convergys Corp. *	$511,708
13,763	Global Payments, Inc.	609,563
16,597	Hewitt Associates, Inc., Class A *	611,599
3,860	MasterCard, Inc., Class A	942,420
56,614	MPS Group, Inc. *	652,194
23,245	Net 1 UEPS Technologies, Inc. *	548,117
26,506	Total System Services, Inc.	518,987
		4,394,588
	Computers—20.0%
21,984	Affiliated Computer Services, Inc., Class A *	1,059,629
6,313	Apple, Inc. *	1,003,451
80,636	Brocade Communications Systems, Inc. *	544,293
25,319	Hewlett-Packard Co.	1,134,291
9,206	International Business Machines Corp.	1,178,184
17,632	Lexmark International, Inc., Class A *	618,531
25,588	Manhattan Associates, Inc. *	627,930
17,176	MTS Systems Corp.	719,503
24,563	NCR Corp. *	659,762
31,382	Sykes Enterprises, Inc. *	554,206
24,666	Synopsys, Inc. *	592,477
		8,692,257
	Distribution/Wholesale—3.0%
21,693	Scansource, Inc. *	665,758
17,762	Tech Data Corp. *	619,361
		1,285,119
	Electronics—7.0%
22,017	Avnet, Inc. *	600,183
21,471	Coherent, Inc. *	740,750
13,538	Dolby Laboratories, Inc., Class A *	550,861
23,022	Plexus Corp. *	656,127
44,638	TTM Technologies, Inc. *	502,178
		3,050,099
	Internet—6.7%
67,700	EarthLink, Inc. *	609,300
24,507	j2 Global Communications, Inc. *	587,433
7,426	Sohu.com, Inc. *	560,514
54,833	Symantec Corp. *	1,155,332
		2,912,579
	Machinery - Diversified—1.0%
23,328	Cognex Corp.	439,733

	Semiconductors—22.0%
37,896	Actel Corp. *	$521,070
51,492	Altera Corp.	1,130,249
60,968	Amkor Technology, Inc. *	534,080
46,357	Emulex Corp. *	522,443
16,268	Hittite Microwave Corp. *	519,275
51,403	Intel Corp.	1,140,633
67,700	Micrel, Inc.	644,504
27,586	MKS Instruments, Inc. *	568,272
30,875	National Semiconductor Corp.	646,831
41,161	QLogic Corp. *	775,473
17,637	Silicon Laboratories, Inc. *	576,906
36,685	Texas Instruments, Inc.	894,380
43,805	Xilinx, Inc.	1,087,678
		9,561,794
	Software—22.4%
35,304	Activision Blizzard, Inc. *	1,270,237
13,740	Ansys, Inc. *	630,391
28,948	Autodesk, Inc. *	923,152
29,714	BMC Software, Inc. *	977,293
63,781	Compuware Corp. *	701,591
41,144	Intuit, Inc. *	1,124,466
42,073	Microsoft Corp.	1,082,118
91,797	Novell, Inc. *	511,309
34,608	Parametric Technology Corp. *	670,357
38,209	Quest Software, Inc. *	577,338
16,508	SPSS, Inc. *	545,589
20,297	Sybase, Inc. *	682,182
		9,696,023
	Telecommunications—7.9%
26,112	ADTRAN, Inc.	583,864
14,037	Comtech Telecommunications Corp. *	689,638
43,582	Corning, Inc.	872,076
26,757	Plantronics, Inc.	651,533
38,708	Tekelec *	603,458
		3,400,569

	Total Investments (Cost $45,494,041)(a)—100.1%	43,432,761
	Liabilities in excess of other assets—(0.1%)	(23,420)

	Net Assets—100.0%	$43,409,341

* Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $45,535,155. The net unrealized depreciation was $2,102,394 which consisted of aggregate gross unrealized appreciation of $1,829,061 and aggregate gross unrealized depreciation of $3,931,455.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Cable TV—20.4%
45,195	Comcast Corp., Class A	$931,921
36,189	DIRECTV Group (The), Inc. *	977,827
28,963	DISH Network Corp., Class A *	852,091
34,010	Time Warner Cable, Inc., Class A *	966,904
		3,728,743
	Cellular Telecommunications—5.2%
25,727	Syniverse Holdings, Inc. *	416,777
8,856	United States Cellular Corp. *	528,261
		945,038
	Electronic Measuring Instruments—2.5%
13,923	Trimble Navigation Ltd. *	462,244

	Networking Products—6.8%
220,108	3Com Corp. *	413,803
38,058	Cisco Systems, Inc. *	836,895
		1,250,698
	Satellite Telecommunications—2.7%
123,260	ICO Global Communications Holdings Ltd. *	486,877

	Telecommunication Equipment—8.5%
11,980	Comtech Telecommunications Corp. *	588,578
8,432	Harris Corp.	406,001
22,835	Plantronics, Inc.	556,032
		1,550,611
	Telecommunication Services—11.2%
11,722	Embarq Corp.	536,515
30,611	Global Crossing Ltd. *	505,388
28,859	Iowa Telecommunications Services, Inc.	535,046
19,866	NTELOS Holdings Corp.	474,996
		2,051,945
	Telephone - Integrated—29.1%
25,486	AT&T, Inc.	785,224
18,514	Atlantic Tele-Network, Inc.	566,343
15,664	CenturyTel, Inc.	582,544
131,751	Cincinnati Bell, Inc. *	513,829
47,570	Frontier Communications Corp.	549,909
114,365	Qwest Communications International, Inc.	438,018
11,636	Telephone & Data Systems, Inc.	493,366

26,433	Verizon Communications, Inc.	$899,779
41,580	Windstream Corp.	495,634
		5,324,646
	Web Portals/ISP—5.5%
57,778	EarthLink, Inc. *	520,002
45,353	United Online, Inc.	492,534
		1,012,536
	Wireless Equipment—8.3%
22,242	American Tower Corp., Class A *	931,939
25,751	Viasat, Inc. *	593,046
		1,524,985
	Total Common Stocks (Cost: $19,675,228)	18,338,323

	Money Market Fund—0.4%
79,376	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,376)	79,376

	Total Investments (Cost $19,754,604)(a) —100.6%	18,417,699
	Liabilities in excess of other assets—(0.6%)	(112,713)

	Net Assets—100.0%	$18,304,986

* Non-income producing security.

(a)     At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $19,827,245.  The net unrealized depreciation was $1,409,546 which consisted of aggregate gross unrealized appreciation of $558,239 and aggregate gross unrealized depreciation of $1,967,785.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Electric - Integrated—72.3%
28,691	Alliant Energy Corp.	$924,711
46,648	American Electric Power Co., Inc.	1,842,596
30,564	Black Hills Corp.	986,300
63,582	CenterPoint Energy, Inc.	1,002,688
69,087	CMS Energy Corp.	932,675
42,649	Dominion Resources, Inc.	1,884,232
37,898	DPL, Inc.	961,851
24,346	DTE Energy Co.	997,699
106,852	Duke Energy Corp.	1,878,458
37,096	Edison International	1,793,221
16,350	Entergy Corp.	1,748,142
25,087	FirstEnergy Corp.	1,845,149
40,829	Hawaiian Electric Industries, Inc.	1,010,109
20,975	Integrys Energy Group, Inc.	1,070,984
32,123	NSTAR	1,023,439
38,484	PPL Corp.	1,807,209
44,614	Public Service Enterprise Group, Inc.	1,864,865
26,833	SCANA Corp.	971,086
22,420	Wisconsin Energy Corp.	1,011,590
50,543	Xcel Energy, Inc.	1,013,893
		26,570,897
	Gas - Distribution—23.2%
26,927	Laclede Group (The), Inc.	1,141,973
26,379	Nicor, Inc.	1,050,412
23,625	Northwest Natural Gas Co.	1,069,031
39,847	Piedmont Natural Gas Co., Inc.	1,067,103
28,159	South Jersey Industries, Inc.	1,050,331
34,544	Southwest Gas Corp.	998,322
36,511	Vectren Corp.	1,066,121
30,871	WGL Holdings, Inc.	1,065,976
		8,509,269
	Independent Power Producer—2.1%
42,139	Reliant Energy, Inc.*	763,137

	Pipelines—2.4%
17,859	National Fuel Gas Co.	889,200

	Total Common Stocks
	(Cost $37,851,831)	36,732,503

	Money Market Fund—0.2%
78,493	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $78,493)	$78,493

	Total Investments
	(Cost $37,930,324) (a)—100.2%	36,810,996
	Liabilities in excess of other assets—(0.2%)	(57,635)

	Net Assets—100.0%	$36,753,361

* Non-income producing security.

(a)  At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $38,066,887. The net unrealized depreciation was $1,255,891 which consisted of aggregate gross unrealized appreciation of $1,175,677 and aggregate gross unrealized depreciation of $2,431,568.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—98.6%
	Advertising Services—0.6%
497	Greenfield Online, Inc. *	$6,878
551	Marchex, Inc., Class B	6,403
		13,281
	B2B/E-Commerce—0.5%
881	Global Sources Ltd. (Bermuda) *	12,175

	Commercial Services - Finance—0.5%
356	Bankrate, Inc. *	11,196

	Communications Software—0.2%
616	DivX, Inc. *	5,064

	Computer Software—1.1%
1,356	Omniture, Inc. *	23,526

	E-Commerce/Products—12.7%
501	1-800-FLOWERS.COM, Inc., Class A *	2,761
2,531	Amazon.com, Inc. *	193,217
451	Bidz.com, Inc. *	4,127
283	Blue Nile, Inc. *	10,901
563	FTD Group, Inc.	8,051
455	Gmarket, Inc. ADR (Korea) *	9,755
834	MercadoLibre, Inc. (Argentina) *	29,899
576	NutriSystem, Inc.	9,913
429	Overstock.com, Inc. *	7,619
472	Shutterfly, Inc. *	4,309
		280,552
	E-Commerce/Services—21.6%
6,975	eBay, Inc. *	175,561
4,560	Expedia, Inc. *	89,239
4,777	IAC/InterActive Corp *	83,406
1,164	NetFlix, Inc. *	35,956
1,569	Orbitz Worldwide, Inc. *	9,210
727	Priceline.com, Inc. *	83,569
		476,941
	E-Marketing/Information—3.4%
540	comScore, Inc. *	10,303
529	Constant Contact, Inc. *	9,427
700	Digital River, Inc. *	27,922
528	Liquidity Services, Inc. *	5,803

1,795	ValueClick, Inc. *	$21,361
		74,816
	E-Services/Consulting—1.7%
893	GSI Commerce, Inc. *	13,609
603	Perficient, Inc. *	6,072
852	Websense, Inc. *	17,782
		37,463
	Educational Software—1.0%
2,071	SkillSoft PLC ADR (Ireland) *	21,228

	Enterprise Software/Services—2.5%
1,613	Ariba, Inc. *	26,469
964	Open Text Corp. (Canada) *	29,990
		56,459
	Internet Application Software—3.5%
2,430	Art Technology Group, Inc. *	8,918
804	DealerTrack Holdings, Inc. *	12,527
859	Interwoven, Inc. *	12,095
2,692	RealNetworks, Inc. *	18,4944
1,068	S1 Corp. *	8,672
466	Vignette Corp. *	5,247
348	Vocus, Inc. *	12,385
		78,338
	Internet Connective Services—0.7%
898	Cogent Communications Group, Inc. *	10,830
951	Internap Network Services Corp. *	4,375
		15,205
	Internet Content - Entertainment—0.3%
1,563	Limelight Networks, Inc. *	5,549

	Internet Content - Information/Network—9.0%
463	Baidu.com ADR (China) *	160,729
1,173	Dice Holdings, Inc. *	10,416
649	InfoSpace, Inc.	6,127
602	Knot (The), Inc. *	5,274
674	LoopNet, Inc. *	7,657
574	TheStreet.com, Inc.	3,903
179	WebMD Health Corp., Class A *	4,332
		198,438
	Internet Financial Services—0.4%
295	China Finance Online Co. Ltd. ADR (China) *	5,115
544	Online Resources Corp. *	3,721
		8,836
	Internet Incubators—0.8%
925	CMGI, Inc. *	11,322

730	Internet Capital Group, Inc. *	$5,869
		17,191
	Internet Infrastructure Software—3.4%
2,730	Akamai Technologies, Inc. *	63,718
856	AsiaInfo Holdings, Inc. *	11,787
		75,505
	Internet Security—4.2%
1,084	SonicWALL, Inc. *	6,331
2,557	VeriSign, Inc. *	83,205
1,185	Zix Corp. *	3,294
		92,830
	Internet Telephony—0.9%
838	j2 Global Communications, Inc. *	20,087

	Networking Products—0.5%
647	Switch & Data Facilities Co., Inc. *	10,889

	Printing - Commercial—1.0%
833	VistaPrint Ltd. (Bermuda) *	21,466

	Retail - Pet Food & Supplies—0.3%
448	PetMed Express, Inc. *	6,496

	Telecommunication Services—1.9%
2,559	Clearwire Corp., Class A *	25,180
1,007	SAVVIS, Inc. *	16,243
		41,423
	Web Hosting/Design—3.4%
695	Equinix, Inc. *	56,545
1,176	NIC, Inc.	8,585
1,114	Terremark Worldwide, Inc. *	7,564
521	Website Pros, Inc. *	3,465
		76,159
	Web Portals/ISP—22.5%
2,070	Earthlink, Inc. *	18,630
995	GigaMedia Ltd. (Taiwan, Republic of China) *	12,497
360	Google, Inc., Class A *	170,551
1,229	Netease.com ADR (China) *	27,898
1,032	SINA Corp. (China) *	46,677
713	Sohu.com, Inc. *	53,817
1,299	United Online, Inc.	14,107
7,719	Yahoo!, Inc. *	153,532
		497,709

	Total Investments
	(Cost $2,438,889)(a)—98.6%	2,178,822
	Other assets less liabilities—1.4%	31,799

	Net Assets—100.0%	$2,210,621

ADR American Depositary Receipt
*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,438,889. The net unrealized depreciation was $260,067 which consisted of aggregate gross unrealized appreciation of $31,351 and aggregate gross unrealized depreciation of $291,418.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157 Disclosure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year.  SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments  are tiered into one of three levels .  Changes in valuation methods may result in transfers in or out of an investment’s assigned level,

Level 1 – Quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2008.  The level assigned  to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities				Other Investments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
PowerShares Dynamic MagniQuant Portfolio	$56,513,385	$—	$—	$56,513,385	$—	$—	$—	$—
PowerShares Dynamic Market Portfolio	548,101,800	—	—	548,101,800	—	—	—	—
PowerShares Dynamic OTC Portfolio	82,071,448	—	—	82,071,448	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	697,625,158	—	—	697,625,158	—	—	—	—
PowerShares NASDAQ NextQ Portfolio	2,675,109	—	—	2,675,109	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	10,231,118	—	—	10,231,118	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	9,157,659	—	—	9,157,659	—	—	—	—
PowerShares Dynamic Large Cap Growth Portfolio	583,992,535	—	—	583,992,535	—	—	—	—
PowerShares Dynamic Large Cap Portfolio	27,077,516	—	—	27,077,516	—	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	254,018,540	—	—	254,018,540	—	—	—	—
PowerShares Dynamic Mid Cap Growth Portfolio	388,786,834	—	—	388,786,834	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	21,931,732	—	—	21,931,732	—	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	74,941,863	—	—	74,941,863	—	—	—	—
PowerShares Dynamic Small Cap Growth Portfolio	51,287,953	—	—	51,287,953	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	18,488,949	—	—	18,488,949	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	92,751,265	—	—	92,751,265	—	—	—	—
PowerShares FTSE NASDAQ Small Cap Portfolio	2,467,581	426	—	2,468,007	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	87,891,799	—	—	87,891,799	—	—	—	—
PowerShares Zacks Small Cap Portfolio	38,526,523	—	—	38,526,523	—	—	—	—
PowerShares Aerospace & Defense Portfolio	193,043,427	—	—	193,043,427	—	—	—	—
PowerShares CleantechTM Portfolio	159,226,944	—	—	159,226,944	—	—	—	—
PowerShares DWA Technical Leaders™ Portfolio	427,289,659	—	—	427,289,659	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	436,395,273	—	—	436,395,273	—	—	—	—
PowerShares Listed Private Equity Portfolio	115,386,335	—	—	115,386,335	—	—	—	—
PowerShares Lux Nanotech Portfolio	85,915,795	—	—	85,915,795	—	—	—	—
PowerShares NASDAQ 100 BuyWrite Portfolio	2,471,763	—	—	2,471,763	68,164	—	—	68,164
PowerShares S&P 500 BuyWrite Portfolio	24,027,348	—	—	24,027,348	479,243	—	—	479,243
PowerShares Value Line Industry Rotation Portfolio	49,622,182	—	—	49,622,182	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	170,936,579	—	—	170,936,579	—	—	—	—
PowerShares Water Resources Portfolio	2,377,474,752	—	—	2,377,474,752	—	—	—	—
PowerShares Wilderhill Clean Energy Portfolio	1,409,475,484	—	—	1,409,475,484	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	69,723,091	—	—	69,723,091	—	—	—	—
PowerShares Buyback AchieversTM Portfolio	56,480,883	2,188	—	56,483,071	—	—	—	—
PowerShares Dividend AchieversTM Portfolio	53,301,847	879	—	53,302,726	—	—	—	—
PowerShares Financial Preferred Portfolio	258,605,391	—	—	258,605,391	—	—	—	—
PowerShares High Growth Rate Dividend AchieversTM Portfolio	22,657,416	—	—	22,657,416	—	—	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	151,711,529	—	—	151,711,529	—	—	—	—
PowerShares International Dividend AchieversTM Portfolio	463,802,016	—	—	463,802,016	—	—	—	—
PowerShares Dynamic Banking Portfolio	107,095,937	—	—	107,095,937	—	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	247,165,377	—	—	247,165,377	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	19,944,441	—	—	19,944,441	—	—	—	—
PowerShares Dynamic Energy Exploration & Production Portfolio	129,341,693	—	—	129,341,693	—	—	—	—
PowerShares Dynamic Food & Beverage Portfolio	77,368,911	—	—	77,368,911	—	—	—	—
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	6,032,867	—	—	6,032,867	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	23,286,735	—	—	23,286,735	—	—	—	—
PowerShares Dynamic Insurance Portfolio	31,100,660	—	—	31,100,660	—	—	—	—
PowerShares Dynamic Leisure and Entertainment Portfolio	19,440,604	—	—	19,440,604	—	—	—	—
PowerShares Dynamic Media Portfolio	25,271,214	—	—	25,271,214	—	—	—	—
PowerShares Dynamic Networking Portfolio	10,543,290	—	—	10,543,290	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	353,160,152	—	—	353,160,152	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	136,893,463	—	—	136,893,463	—	—	—	—
PowerShares Dynamic Retail Portfolio	18,117,107	—	—	18,117,107	—	—	—	—
PowerShares Dynamic Semiconductors Portfolio	60,162,781	—	—	60,162,781	—	—	—	—
PowerShares Dynamic Software Portfolio	32,007,007	—	—	32,007,007	—	—	—	—
PowerShares FTSE RAFI Basic Materials Sector Portfolio	19,014,463	—	—	19,014,463	—	—	—	—
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	4,310,438	—	—	4,310,438	—	—	—	—
PowerShares FTSE RAFI Consumer Services Sector Portfolio	4,333,820	—	—	4,333,820	—	—	—	—
PowerShares FTSE RAFI Energy Sector Portfolio	21,383,293	—	—	21,383,293	—	—	—	—
PowerShares FTSE RAFI Financials Sector Portfolio	22,328,112	—	—	22,328,112	—	—	—	—
PowerShares FTSE RAFI Health Care Sector Portfolio	14,205,411	—	—	14,205,411	—	—	—	—
PowerShares FTSE RAFI Industrials Sector Portfolio	10,697,253	—	—	10,697,253	—	—	—	—
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	9,993,687	—	—	9,993,687	—	—	—	—
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	124,768,268	57,820	—	124,826,088	—	—	—	—
PowerShares FTSE RAFI Utilities Sector Portfolio	10,863,598	—	—	10,863,598	—	—	—	—
PowerShares Dynamic Basic Materials Sector Portfolio	46,589,958	—	—	46,589,958	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	10,113,795	—	—	10,113,795	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	25,919,934	—	—	25,919,934	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	38,385,184	—	—	38,385,184	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	22,278,639	—	—	22,278,639	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	113,846,966	—	—	113,846,966	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	49,812,049	—	—	49,812,049	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	43,432,761	—	—	43,432,761	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	18,417,699	—	—	18,417,699	—	—	—	—
PowerShares Dynamic Utilities Portfolio	36,810,996	—	—	36,810,996	—	—	—	—
PowerShares NASDAQ Internet Portfolio	2,178,822	—	—	2,178,822	—	—	—	—

* Other investments include written options, which are included at the unrealized appreciation/(depreciation) of the instruments.

Item 2.          Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.          Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 23, 2008

By:	/s/ Bruce T. Duncan

Bruce T. Duncan

Chief Financial Officer

Date:	September 23, 2008